UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 East Orchard Road
Greenwood Village, Colorado 80111
(Address of principal executive offices)

Charles P. Nelson
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period:    March 31, 2014

Item 1. Schedule of Investments

GREAT-WEST FUNDS, INC.

GREAT-WEST MONEY MARKET FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

ASSET-BACKED SECURITIES
Government Agency — 0.01%
$35,094	Federal Home Loan Mortgage Corp Series T20, Class A7(a)
	0.45%, 12/25/2029	$35,094

TOTAL ASSET-BACKED SECURITIES — 0.01% (Cost $35,094)		$35,094

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 87.00%
	Federal Farm Credit Banks Funding Corp
25,000,000	0.01%, 04/01/2014	25,000,000
10,000,000	0.03%, 04/03/2014	9,999,983
4,000,000	0.07%, 04/10/2014	3,999,930
40,000,000	0.04%, 04/15/2014	39,999,378
10,000,000	0.08%, 04/28/2014	9,999,400
25,000,000	0.06%, 06/23/2014	24,996,542
	Federal Home Loan Bank
15,000,000	0.06%, 04/02/2014	14,999,977
11,500,000	0.04%, 04/02/2014	11,499,988
5,000,000	0.05%, 04/04/2014	4,999,979
400,000	0.02%, 04/10/2014	399,998
1,600,000	0.02%, 04/11/2014	1,599,991
25,000,000	0.06%, 04/21/2014	24,999,236
25,700,000	0.05%, 04/25/2014	25,699,143
25,380,000	0.06%, 05/02/2014	25,378,689
25,000,000	0.06%, 05/07/2014	24,998,625
	Federal Home Loan Mortgage Corp
10,000,000	0.05%, 04/01/2014	10,000,000

Principal Amount		Fair Value

U.S. Government Agency Bonds and Notes — (continued)
$8,400,000	0.06%, 04/09/2014	$8,399,897
3,000,000	0.05%, 04/24/2014	2,999,914
12,800,000	Tennessee Valley Authority
	0.05%, 04/10/2014	12,799,840
20,000,000	U.S. Treasury Bills
	0.05%, 06/19/2014	19,997,828
		302,768,338

Repurchase Agreements — 14.32%
49,840,000	Repurchase agreement (principal amount/value $49,840,000 with a maturity value of $49,840,097) with Merrill Lynch, Pierce, Fenner & Smith, 0.07%, dated 3/31/14, to be repurchased at $49,840,097 on 4/1/14, collateralized by Federal National Mortgage Association securities, 3.00% - 4.00%, 1/1/27 - 11/1/43, with a value of $50,836,800.	49,840,000

		49,840,000

TOTAL SHORT TERM INVESTMENTS — 101.32% (Cost $352,608,338)		$352,608,338

TOTAL INVESTMENTS — 101.33% (Cost $352,643,432)		$352,643,432
OTHER ASSETS & LIABILITIES, NET — (1.33)%		$(4,644,930)
TOTAL NET ASSETS — 100.00%		$347,998,502

(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2014.

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MONEY MARKET FUND
Notes to Schedule of Investments
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Money Market Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek as high a level of current income as is consistent with the preservation of capital and liquidity. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.  The net asset value of the Fund's shares is determined by dividing the net assets attributable to the Fund by the number of issued and outstanding shares of the Fund on each valuation date.

Investments held by the Fund are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2014, 100% of the Fund’s investments are valued using amortized cost. Amortized cost closely approximates a security’s current fair value, but since the value is not derived from a quoted price in an active market, amortized securities are considered to be valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

March 31, 2014

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared daily and paid monthly. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements
In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCK
Basic Materials — 3.37%
3,501	Air Products & Chemicals Inc	$416,759
1,065	Airgas Inc	113,433
1,366	Albemarle Corp	90,730
18,318	Alcoa Inc	235,753
1,862	Allegheny Technologies Inc	70,160
1,223	Ashland Inc	121,664
935	Cabot Corp	55,221
835	Carpenter Technology Corp	55,143
896	CF Industries Holdings Inc	233,533
2,502	Cliffs Natural Resources Inc (a)	51,191
2,026	Commercial Metals Co	38,251
627	Compass Minerals International Inc	51,740
600	Cytec Industries Inc	58,566
475	Domtar Corp	53,305
20,180	Dow Chemical Co	980,546
2,611	Eastman Chemical Co	225,094
4,563	Ecolab Inc	492,758
15,410	EI du Pont de Nemours & Co	1,034,011
2,167	FMC Corp	165,906
17,229	Freeport-McMoRan Copper & Gold Inc	569,763
1,393	International Flavors & Fragrances Inc	133,268
7,448	International Paper Co	341,714
1,088	Intrepid Potash Inc (a)(b)	16,821
7,257	LyondellBasell Industries NV Class A	645,438
2,936	MeadWestvaco Corp	110,511
601	Minerals Technologies Inc	38,801
8,749	Monsanto Co	995,374
5,563	Mosaic Co	278,150
189	NewMarket Corp	73,857
8,435	Newmont Mining Corp	197,716
5,323	Nucor Corp	269,024
1,403	Olin Corp	38,737
2,274	PPG Industries Inc	439,928
4,890	Praxair Inc	640,443
1,270	Reliance Steel & Aluminum Co	89,738
1,019	Royal Gold Inc	63,810
2,222	RPM International Inc	92,969
877	Sensient Technologies Corp	49,472
1,441	Sherwin-Williams Co	284,064
2,027	Sigma-Aldrich Corp	189,281
3,505	Steel Dynamics Inc	62,354
2,332	United States Steel Corp (a)	64,387
1,308	Valspar Corp	94,333
		10,323,717

Communications — 11.05%
1,170	ADTRAN Inc	28,560
6,166	Amazon.com Inc (b)	2,074,982
1,030	AMC Networks Inc Class A (b)	75,283
1,322	AOL Inc (b)	57,864
86,370	AT&T Inc (c)	3,028,996
3,324	Cablevision Systems Corp Class A (a)	56,076
9,268	CBS Corp Class B	572,762

Shares		Fair Value
Communications — (continued)
9,685	CenturyLink Inc	$318,055
1,525	Ciena Corp (b)	34,678
85,359	Cisco Systems Inc	1,912,895
43,206	Comcast Corp Class A	2,161,164
1,245	Conversant Inc (b)	35,047
23,328	Corning Inc	485,689
7,940	DIRECTV (b)	606,775
3,773	Discovery Communications Inc Class A (b)	312,027
19,392	eBay Inc (b)	1,071,214
825	Equinix Inc (b)	152,493
1,728	Expedia Inc	125,280
1,285	F5 Networks Inc (b)	137,020
28,298	Facebook Inc Class A (b)	1,704,672
654	FactSet Research Systems Inc	70,508
2,362	Fortinet Inc (b)	52,035
16,204	Frontier Communications Corp (a)	92,363
3,784	Gannett Co Inc	104,438
750	General Cable Corp	19,208
4,686	Google Inc Class A (b)(c)	5,222,594
79	Graham Holdings Co Class B	55,596
1,806	Harris Corp	132,127
718	InterDigital Inc	23,773
6,902	Interpublic Group of Cos Inc	118,300
4,039	JDS Uniphase Corp (b)	56,546
708	John Wiley & Sons Inc Class A	40,809
8,248	Juniper Networks Inc (b)	212,468
1,450	Knowles Corp (b)	45,777
934	Lamar Advertising Co Class A (b)	47,625
626	Meredith Corp	29,065
3,671	Motorola Solutions Inc	236,009
982	Netflix Inc (b)	345,693
1,170	NeuStar Inc Class A (b)	38,037
1,780	New York Times Co Class A	30,474
8,311	News Corp Class A (b)	143,115
4,762	Nielsen Holdings	212,528
4,316	Omnicom Group Inc	313,342
539	Plantronics Inc	23,959
2,010	Polycom Inc (b)	27,577
861	Priceline Group Inc (b)	1,026,217
1,854	Rackspace Hosting Inc (b)	60,848
3,728	RF Micro Devices Inc (b)	29,377
1,811	Scripps Networks Interactive Inc Class A	137,473
11,391	Symantec Corp	227,478
1,813	Telephone & Data Systems Inc	47,519
2,671	TIBCO Software Inc (b)	54,275
4,571	Time Warner Cable Inc	627,050
14,750	Time Warner Inc	963,617
1,833	TripAdvisor Inc (b)	166,051
2,267	tw telecom inc (b)	70,866
32,081	Twenty-First Century Fox Inc Class A	1,025,630
2,074	VeriSign Inc (a)(b)	111,809
68,702	Verizon Communications Inc (b)(c)	3,268,154
6,558	Viacom Inc Class B	557,364
27,008	Walt Disney Co	2,162,531
9,638	Windstream Holdings Inc (a)	79,417

See Notes to Schedule of Investments.
March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value
Communications — (continued)
15,667	Yahoo! Inc (b)	$562,445
		33,823,619

Consumer, Cyclical — 9.73%
1,192	Abercrombie & Fitch Co Class A	45,892
1,226	Advance Auto Parts Inc	155,089
1,068	Alaska Air Group Inc	99,655
2,512	American Eagle Outfitters Inc	30,747
656	Ann Inc (b)	27,211
1,676	Arrow Electronics Inc (b)	99,487
1,917	Ascena Retail Group Inc (b)	33,126
1,117	AutoNation Inc (b)	59,458
570	AutoZone Inc (b)	306,147
645	Bally Technologies Inc (b)	42,744
3,441	Bed Bath & Beyond Inc (b)	236,741
4,387	Best Buy Co Inc	115,861
1,016	Big Lots Inc (b)	38,476
382	Bob Evans Farms Inc	19,111
3,724	BorgWarner Inc	228,914
1,052	Brinker International Inc	55,177
1,594	Brunswick Corp	72,192
826	Cabela's Inc Class A (b)	54,111
3,779	CarMax Inc (b)	176,857
7,340	Carnival Corp	277,892
874	Carter's Inc	67,866
799	Cheesecake Factory Inc	38,056
2,491	Chico's FAS Inc	39,931
511	Chipotle Mexican Grill Inc (b)	290,274
1,737	Cinemark Holdings Inc	50,390
4,589	Coach Inc	227,890
1,896	Copart Inc (b)	68,995
7,265	Costco Wholesale Corp	811,355
1,160	CST Brands Inc	36,238
19,576	CVS Caremark Corp	1,465,459
2,128	Darden Restaurants Inc	108,017
599	Deckers Outdoor Corp (b)	47,758
4,552	Delphi Automotive PLC	308,899
13,953	Delta Air Lines Inc	483,471
1,674	Dick's Sporting Goods Inc	91,417
5,021	Dollar General Corp (b)	278,565
3,567	Dollar Tree Inc (b)	186,126
888	Domino's Pizza Inc	68,349
4,683	DR Horton Inc	101,387
1,133	DreamWorks Animation SKG Inc Class A (b)	30,081
1,574	Family Dollar Stores Inc	91,308
4,465	Fastenal Co	220,214
2,411	Foot Locker Inc	113,269
65,631	Ford Motor Co	1,023,844
852	Fossil Group Inc (b)	99,352
1,821	GameStop Corp Class A (a)	74,843
4,481	Gap Inc	179,509
21,669	General Motors Co	745,847
2,620	Genuine Parts Co	227,547
4,374	Goodyear Tire & Rubber Co	114,293
1,168	Guess? Inc	32,237
1,601	Hanesbrands Inc	122,444
3,557	Harley-Davidson Inc	236,932

Shares		Fair Value
Consumer, Cyclical — (continued)
1,132	Harman International Industries Inc	$120,445
1,875	Hasbro Inc	104,288
812	Herman Miller Inc	26,090
788	HNI Corp	28,809
23,464	Home Depot Inc	1,856,706
598	HSN Inc	35,719
2,699	Ingram Micro Inc Class A (b)	79,782
4,312	International Game Technology	60,627
425	International Speedway Corp Class A	14,446
5,104	JC Penney Co Inc (a)(b)	43,996
3,198	JetBlue Airways Corp (b)	27,791
10,919	Johnson Controls Inc	516,687
2,068	Kate Spade & Co (b)	76,702
1,482	KB Home	25,179
3,410	Kohl's Corp	193,688
3,956	L Brands Inc	224,582
2,737	Lennar Corp Class A	108,440
487	Life Time Fitness Inc (a)(b)	23,425
4,967	LKQ Corp (b)	130,880
17,393	Lowe's Cos Inc	850,518
6,182	Macy's Inc	366,531
3,720	Marriott International Inc Class A	208,394
5,619	Mattel Inc	225,378
16,393	McDonald's Corp	1,607,006
726	MDC Holdings Inc	20,531
3,050	Michael Kors Holdings Ltd (b)	284,474
1,038	Mohawk Industries Inc (b)	141,147
745	MSC Industrial Direct Co Inc Class A	64,457
4,848	Newell Rubbermaid Inc	144,955
12,432	NIKE Inc Class B	918,228
2,484	Nordstrom Inc	155,126
72	NVR Inc (b)	82,584
1,796	O'Reilly Automotive Inc (b)	266,508
8,117	Office Depot Inc (b)	33,523
1,371	Oshkosh Corp	80,711
1,112	Owens & Minor Inc	38,953
5,945	PACCAR Inc	400,931
456	Panera Bread Co Class A (b)	80,470
1,695	PetSmart Inc	116,769
1,104	Polaris Industries Inc	154,240
5,548	PulteGroup Inc	106,466
1,381	PVH Corp	172,307
967	Ralph Lauren Corp	155,619
3,611	Ross Stores Inc	258,367
979	Scientific Games Corp Class A (b)	13,442
1,331	Signet Jewelers Ltd	140,900
11,605	Southwest Airlines Co	273,994
11,174	Staples Inc	126,713
12,536	Starbucks Corp	919,892
3,258	Starwood Hotels & Resorts Worldwide Inc	259,337
10,414	Target Corp	630,151
1,059	Tempur Sealy International Inc (b)	53,660
721	Thor Industries Inc	44,024
1,881	Tiffany & Co	162,048
11,820	TJX Cos Inc	716,883
2,479	Toll Brothers Inc (b)	88,996

See Notes to Schedule of Investments.
March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value
Consumer, Cyclical — (continued)
2,363	Tractor Supply Co	$166,899
1,334	Under Armour Inc Class A (a)(b)	152,930
1,944	Urban Outfitters Inc (b)	70,898
5,912	VF Corp	365,835
26,960	Wal-Mart Stores Inc	2,060,553
14,489	Walgreen Co	956,709
405	Watsco Inc	40,464
4,913	Wendy's Co	44,807
1,279	Whirlpool Corp	191,159
1,532	Williams-Sonoma Inc	102,092
1,238	World Fuel Services Corp	54,596
995	WW Grainger Inc	251,397
2,113	Wyndham Worldwide Corp	154,735
1,335	Wynn Resorts Ltd	296,570
7,287	Yum! Brands Inc	549,367
		29,778,577

Consumer, Non-cyclical — 21.37%
1,234	Aaron's Inc	37,316
25,728	Abbott Laboratories	990,785
26,491	AbbVie Inc	1,361,637
2,891	Actavis PLC (b)	595,112
2,921	ADT Corp	87,484
6,091	Aetna Inc	456,642
3,303	Alexion Pharmaceuticals Inc (b)	502,485
1,216	Align Technology Inc (b)	62,977
4,936	Allergan Inc	612,558
891	Alliance Data Systems Corp (b)	242,753
33,295	Altria Group Inc	1,246,232
3,707	AmerisourceBergen Corp	243,142
12,561	Amgen Inc	1,549,274
1,546	Apollo Education Group Inc Class A (b)	52,935
10,910	Archer-Daniels-Midland Co	473,385
7,996	Automatic Data Processing Inc	617,771
1,510	Avery Dennison Corp	76,512
7,171	Avon Products Inc	104,984
9,011	Baxter International Inc	663,029
2,712	Beam Inc	225,910
3,258	Becton Dickinson & Co	381,447
373	Bio-Rad Laboratories Inc Class A (b)	47,789
3,933	Biogen Idec Inc (b)	1,202,987
22,368	Boston Scientific Corp (b)	302,415
819	Brink's Co	23,383
27,424	Bristol-Myers Squibb Co	1,424,677
2,652	Brown-Forman Corp Class B	237,858
3,019	Campbell Soup Co	135,493
5,738	Cardinal Health Inc	401,545
3,288	CareFusion Corp (b)	132,243
6,708	Celgene Corp (b)	936,437
859	Charles River Laboratories International Inc (b)	51,832
2,369	Church & Dwight Co Inc	163,627
4,478	Cigna Corp	374,943
1,655	Cintas Corp	98,655
2,102	Clorox Co	184,997
62,826	Coca-Cola Co (c)	2,428,853
3,995	Coca-Cola Enterprises Inc	190,801

Shares		Fair Value
Consumer, Non-cyclical — (continued)
14,622	Colgate-Palmolive Co	$948,529
1,969	Community Health Systems Inc (b)	77,126
6,770	ConAgra Foods Inc	210,073
2,768	Constellation Brands Inc Class A (b)	235,197
1,512	Convergys Corp	33,128
807	Cooper Cos Inc	110,850
1,532	CoreLogic Inc (b)	46,021
589	Corporate Executive Board Co	43,722
927	Covance Inc (b)	96,315
7,553	Covidien PLC	556,354
1,294	CR Bard Inc	191,486
1,206	Cubist Pharmaceuticals Inc (b)	88,219
2,879	DaVita HealthCare Partners Inc (b)	198,219
1,579	Dean Foods Co	24,411
775	Deluxe Corp	40,664
2,405	DENTSPLY International Inc	110,726
872	DeVry Education Group Inc	36,964
3,390	Dr Pepper Snapple Group Inc	184,619
1,871	Edwards Lifesciences Corp (b)	138,772
16,495	Eli Lilly & Co	970,896
2,319	Endo International PLC (b)	159,199
2,013	Equifax Inc	136,944
4,230	Estee Lauder Cos Inc Class A	282,902
12,824	Express Scripts Holding Co (b)	962,954
3,070	Flowers Foods Inc	65,852
4,029	Forest Laboratories Inc (b)	371,756
575	FTI Consulting Inc (b)	19,171
1,521	Gartner Inc Class A (b)	105,618
10,525	General Mills Inc	545,406
25,483	Gilead Sciences Inc (b)	1,805,725
1,249	Global Payments Inc	88,816
4,597	H&R Block Inc	138,783
838	Hain Celestial Group Inc (b)	76,652
1,322	Health Net Inc (b)	44,961
1,361	Henry Schein Inc (b)	162,463
2,440	Hershey Co	254,736
844	Hill-Rom Holdings Inc	32,528
2,140	Hillshire Brands Co	79,736
1,251	HMS Holdings Corp (b)	23,832
4,834	Hologic Inc (b)	103,931
2,248	Hormel Foods Corp	110,759
2,716	Hospira Inc (b)	117,467
2,575	Humana Inc	290,254
885	IDEXX Laboratories Inc (b)	107,439
1,221	Ingredion Inc	83,126
637	Intuitive Surgical Inc (b)	279,000
2,588	Iron Mountain Inc	71,351
2,096	Jarden Corp (b)	125,404
1,708	JM Smucker Co	166,086
46,954	Johnson & Johnson (c)	4,612,291
4,376	Kellogg Co	274,419
2,190	Keurig Green Mountain Inc (b)	231,242
6,256	Kimberly-Clark Corp	689,724
9,891	Kraft Foods Group Inc	554,885
8,616	Kroger Co	376,088
1,411	Laboratory Corp of America Holdings (b)	138,574
269	Lancaster Colony Corp	26,744
1,247	Leidos Holdings Inc	44,106

See Notes to Schedule of Investments.
March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value
Consumer, Non-cyclical — (continued)
791	LifePoint Hospitals Inc (b)	$43,149
5,917	Lorillard Inc	319,991
890	Mallinckrodt PLC (b)	56,435
1,325	Manpowergroup Inc	104,450
869	Masimo Corp (b)	23,732
16,883	MasterCard Inc Class A	1,261,160
351	Matthews International Corp Class A	14,324
2,183	McCormick & Co Inc	156,608
4,481	McGraw Hill Financial Inc	341,900
3,817	McKesson Corp	673,968
3,334	Mead Johnson Nutrition Co Class A	277,189
1,772	MEDNAX Inc (b)	109,829
16,611	Medtronic Inc	1,022,241
48,769	Merck & Co Inc (c)	2,768,616
2,667	Molson Coors Brewing Co Class B	156,980
28,108	Mondelez International Inc Class A	971,131
2,323	Monster Beverage Corp (b)	161,332
3,164	Moody's Corp	250,969
6,333	Mylan Inc (b)	309,240
1,696	Omnicare Inc	101,200
1,428	Patterson Cos Inc	59,633
25,235	PepsiCo Inc	2,107,123
2,232	Perrigo Co PLC	345,201
105,899	Pfizer Inc (c)	3,401,476
26,275	Philip Morris International Inc	2,151,134
581	Post Holdings Inc (b)	32,025
44,989	Procter & Gamble Co (c)	3,626,113
3,493	Quanta Services Inc (b)	128,892
2,386	Quest Diagnostics Inc (a)	138,197
1,302	Regeneron Pharmaceuticals Inc (b)	390,965
1,015	Rent-A-Center Inc	26,999
2,347	ResMed Inc (a)	104,887
5,242	Reynolds American Inc	280,028
2,123	Robert Half International Inc	89,060
951	Rollins Inc	28,758
3,198	RR Donnelley & Sons Co	57,244
3,724	Safeway Inc	137,565
1,061	Salix Pharmaceuticals Ltd (b)	109,930
713	Science Applications International Corp	26,659
626	Scotts Miracle-Gro Co Class A	38,361
2,438	SEI Investments Co	81,941
3,775	Service Corp International	75,047
947	Sirona Dental Systems Inc (b)	70,713
1,206	Sotheby's	52,521
4,632	St Jude Medical Inc	302,887
1,039	STERIS Corp	49,612
4,960	Stryker Corp	404,091
2,992	SUPERVALU Inc (b)	20,465
9,925	Sysco Corp	358,590
524	Techne Corp	44,734
730	Teleflex Inc	78,285
1,597	Tenet Healthcare Corp (b)	68,368
934	Thoratec Corp (b)	33,447
536	Tootsie Roll Industries Inc (a)	16,036
2,529	Total System Services Inc	76,907

Shares		Fair Value
Consumer, Non-cyclical — (continued)
1,052	Towers Watson & Co Class A	$119,981
853	Tupperware Brands Corp	71,447
4,424	Tyson Foods Inc Class A	194,700
795	United Natural Foods Inc (b)	56,381
1,529	United Rentals Inc (b)	145,163
818	United Therapeutics Corp (b)	76,917
16,372	UnitedHealth Group Inc	1,342,340
401	Universal Corp	22,412
1,514	Universal Health Services Inc Class B	124,254
1,710	Varian Medical Systems Inc (b)	143,623
1,380	VCA Antech Inc (b)	44,477
3,862	Vertex Pharmaceuticals Inc (b)	273,121
713	WellCare Health Plans Inc (b)	45,290
4,733	WellPoint Inc	471,170
8,678	Western Union Co	141,972
654	WEX Inc (b)	62,163
3,007	WhiteWave Foods Co Class A (b)	85,820
6,246	Whole Foods Market Inc	316,735
2,756	Zimmer Holdings Inc	260,663
8,362	Zoetis Inc	241,996
		65,405,083

Diversified — 0.05%
5,438	Leucadia National Corp	152,264

Energy — 9.70%
4,326	Alpha Natural Resources Inc (b)	18,386
8,362	Anadarko Petroleum Corp	708,763
6,625	Apache Corp	549,544
1,016	Atwood Oceanics Inc (b)	51,196
7,349	Baker Hughes Inc	477,832
522	Bill Barrett Corp (b)	13,363
7,055	Cabot Oil & Gas Corp	239,023
3,545	Cameron International Corp (b)	218,975
306	CARBO Ceramics Inc	42,225
8,428	Chesapeake Energy Corp	215,925
31,679	Chevron Corp (c)	3,766,950
1,493	Cimarex Energy Co	177,831
20,401	ConocoPhillips	1,435,210
3,787	CONSOL Energy Inc	151,291
6,029	Denbury Resources Inc	98,876
6,414	Devon Energy Corp	429,289
1,241	Diamond Offshore Drilling Inc (a)	60,511
1,363	Dresser-Rand Group Inc (b)	79,613
705	Dril-Quip Inc (b)	79,031
1,286	Energen Corp	103,922
3,967	Ensco PLC Class A	209,378
4,540	EOG Resources Inc	890,612
2,559	EQT Corp	248,146
71,754	Exxon Mobil Corp (c)	7,008,931
3,859	FMC Technologies Inc (b)	201,787
1,395	Gulfport Energy Corp (b)	99,296
14,102	Halliburton Co	830,467
1,664	Helix Energy Solutions Group Inc (b)	38,239
1,831	Helmerich & Payne Inc	196,942
4,579	Hess Corp	379,508

See Notes to Schedule of Investments.
March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value
Energy — (continued)
3,417	HollyFrontier Corp	$162,581
11,313	Kinder Morgan Inc	367,559
11,534	Marathon Oil Corp	409,688
4,833	Marathon Petroleum Corp	420,664
2,857	Murphy Oil Corp	179,591
846	Murphy USA Inc	34,339
4,296	Nabors Industries Ltd	105,896
7,104	National Oilwell Varco Inc	553,189
2,362	Newfield Exploration Co (b)	74,072
4,279	Noble Corp PLC	140,094
5,950	Noble Energy Inc	422,688
13,150	Occidental Petroleum Corp	1,253,064
1,784	Oceaneering International Inc	128,198
818	Oil States International Inc (b)	80,655
3,538	ONEOK Inc	209,627
2,327	Patterson-UTI Energy Inc	73,719
4,723	Peabody Energy Corp	77,174
9,694	Phillips 66	747,020
2,398	Pioneer Natural Resources Co	448,762
3,003	QEP Resources Inc	88,408
2,776	Range Resources Corp	230,325
1,128	Rosetta Resources Inc (b)	52,542
1,950	Rowan Cos PLC Class A (b)	65,676
21,669	Schlumberger Ltd	2,112,728
1,184	SM Energy Co	84,407
5,749	Southwestern Energy Co (b)	264,511
11,266	Spectra Energy Corp	416,166
2,825	Superior Energy Services Inc	86,897
2,059	Tesoro Corp	104,165
5,733	Transocean Ltd (a)	237,002
643	Unit Corp (b)	42,039
8,949	Valero Energy Corp	475,192
11,333	Williams Cos Inc	459,893
3,574	WPX Energy Inc (b)	64,439
		29,694,032

Financial — 17.18%
5,600	Ace Ltd	554,736
898	Affiliated Managers Group Inc (b)	179,645
7,489	Aflac Inc	472,107
588	Alexander & Baldwin Inc	25,025
1,242	Alexandria Real Estate Equities Inc REIT	90,120
284	Alleghany Corp (b)	115,696
7,536	Allstate Corp	426,387
1,538	American Campus Communities Inc REIT	57,444
15,125	American Express Co	1,361,704
1,305	American Financial Group Inc	75,312
24,220	American International Group Inc	1,211,242
6,549	American Tower Corp REIT	536,167
3,122	Ameriprise Financial Inc	343,639
4,988	Aon PLC	420,389
2,603	Apartment Investment & Management Co REIT Class A	78,663
2,276	Arthur J Gallagher & Co	108,292
1,183	Aspen Insurance Holdings Ltd	46,965
2,814	Associated Banc-Corp	50,821
1,182	Assurant Inc	76,783

Shares		Fair Value
Financial — (continued)
1,723	Astoria Financial Corp	$23,812
2,035	AvalonBay Communities Inc REIT	267,236
1,535	BancorpSouth Inc	38,314
175,298	Bank of America Corp (c)	3,015,126
820	Bank of Hawaii Corp	49,700
19,077	Bank of New York Mellon Corp	673,227
11,859	BB&T Corp	476,376
29,871	Berkshire Hathaway Inc Class B (b)(c)	3,732,979
3,335	BioMed Realty Trust Inc REIT	68,334
2,111	BlackRock Inc Class A	663,867
2,560	Boston Properties Inc REIT	293,197
1,350	BRE Properties Inc REIT	84,753
2,061	Brown & Brown Inc	63,396
1,517	Camden Property Trust REIT	102,155
9,448	Capital One Financial Corp	729,008
1,089	Cathay General Bancorp	27,432
1,382	CBOE Holdings Inc	78,221
4,678	CBRE Group Inc Class A (b)	128,318
19,249	Charles Schwab Corp	526,075
4,020	Chubb Corp	358,986
2,522	Cincinnati Financial Corp	122,721
50,344	Citigroup Inc (c)	2,396,374
859	City National Corp	67,620
5,221	CME Group Inc	386,406
3,083	Comerica Inc	159,699
1,440	Commerce Bancshares Inc	66,845
1,425	Corporate Office Properties Trust REIT	37,962
1,775	Corrections Corp of America REIT	55,593
5,534	Crown Castle International Corp REIT	408,298
851	Cullen/Frost Bankers Inc	65,978
7,941	Discover Financial Services	462,087
5,754	Duke Realty Corp REIT	97,128
5,035	E*TRADE Financial Corp (b)	115,906
2,479	East West Bancorp Inc	90,483
2,177	Eaton Vance Corp	83,074
1,040	Equity One Inc REIT	23,234
5,710	Equity Residential REIT	331,123
620	Essex Property Trust Inc REIT	105,431
772	Everest Re Group Ltd	118,155
1,854	Extra Space Storage Inc REIT	89,938
1,092	Federal Realty Investment Trust REIT	125,274
1,577	Federated Investors Inc Class B	48,162
4,434	Fidelity National Financial Inc Class A	139,405
14,268	Fifth Third Bancorp	327,451
1,654	First American Financial Corp	43,914
4,081	First Horizon National Corp	50,360
5,644	First Niagara Financial Group Inc	53,336
2,513	FirstMerit Corp	52,346
6,679	Franklin Resources Inc	361,868
3,429	Fulton Financial Corp	43,137
8,416	General Growth Properties Inc REIT	185,152
8,352	Genworth Financial Inc Class A (b)	148,081
7,017	Goldman Sachs Group Inc	1,149,735
535	Greenhill & Co Inc	27,809

See Notes to Schedule of Investments.
March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value
Financial — (continued)
1,245	Hancock Holding Co	$45,629
646	Hanover Insurance Group Inc	39,690
7,477	Hartford Financial Services Group Inc	263,714
1,757	HCC Insurance Holdings Inc	79,926
7,533	HCP Inc REIT	292,205
4,766	Health Care Inc REIT	284,054
1,547	Highwoods Properties Inc REIT	59,420
1,036	Home Properties Inc REIT	62,284
2,425	Hospitality Properties Trust REIT	69,646
12,858	Host Hotels & Resorts Inc REIT	260,246
7,616	Hudson City Bancorp Inc	74,865
13,693	Huntington Bancshares Inc	136,519
1,934	Intercontinental Exchange Group Inc	382,603
996	International Bancshares Corp	24,980
7,267	Invesco Ltd	268,879
2,045	Janus Capital Group Inc	22,229
718	Jones Lang LaSalle Inc	85,083
62,838	JPMorgan Chase & Co (c)	3,814,895
766	Kemper Corp	30,004
14,857	KeyCorp	211,564
1,463	Kilroy Realty Corp REIT	85,703
6,777	Kimco Realty Corp REIT	148,281
1,720	Legg Mason Inc	84,349
2,526	Liberty Property Trust REIT	93,361
4,357	Lincoln National Corp	220,769
5,268	Loews Corp	232,055
2,134	M&T Bank Corp	258,854
2,323	Macerich Co REIT	144,793
1,461	Mack-Cali Realty Corp REIT	30,374
9,098	Marsh & McLennan Cos Inc	448,531
627	Mercury General Corp	28,265
18,651	MetLife Inc	984,773
1,190	Mid-America Apartment Communities Inc REIT	81,241
23,375	Morgan Stanley	728,599
2,040	NASDAQ OMX Group Inc	75,358
2,197	National Retail Properties Inc REIT	75,401
7,208	New York Community Bancorp Inc (a)	115,833
3,735	Northern Trust Corp	244,867
4,311	Old Republic International Corp	70,700
2,068	Omega Healthcare Investors Inc REIT	69,319
5,162	People's United Financial Inc	76,759
2,944	Plum Creek Timber Co Inc REIT	123,766
8,844	PNC Financial Services Group Inc	769,428
704	Potlatch Corp REIT	27,238
928	Primerica Inc	43,718
4,539	Principal Financial Group Inc	208,749
9,020	Progressive Corp	218,464
8,168	Prologis Inc REIT	333,499
974	Prosperity Bancshares Inc	64,430
1,391	Protective Life Corp	73,153
7,691	Prudential Financial Inc	651,043
2,429	Public Storage REIT	409,262
2,027	Raymond James Financial Inc	113,370
2,019	Rayonier Inc REIT	92,692

Shares		Fair Value
Financial — (continued)
3,333	Realty Income Corp REIT (a)	$136,186
1,615	Regency Centers Corp REIT	82,462
22,932	Regions Financial Corp	254,774
1,180	Reinsurance Group of America Inc	93,963
642	RenaissanceRe Holdings Ltd	62,659
3,092	Senior Housing Properties Trust REIT	69,477
732	Signature Bank (b)	91,932
5,266	Simon Property Group Inc REIT	863,624
1,537	SL Green Realty Corp REIT	154,653
7,098	SLM Corp	173,759
777	StanCorp Financial Group Inc	51,904
7,281	State Street Corp	506,394
8,984	SunTrust Banks Inc	357,473
804	SVB Financial Group (b)	103,539
16,931	Synovus Financial Corp	57,396
4,289	T Rowe Price Group Inc	353,199
942	Taubman Centers Inc REIT	66,684
2,477	TCF Financial Corp	41,267
1,496	Torchmark Corp	117,735
5,790	Travelers Cos Inc Class A	492,729
915	Trustmark Corp	23,195
4,250	UDR Inc REIT	109,777
4,487	Unum Group	158,436
30,408	US Bancorp	1,303,287
2,864	Valley National Bancorp	29,814
5,008	Ventas Inc REIT	303,335
8,397	Visa Inc Class A	1,812,576
2,912	Vornado Realty Trust REIT	287,007
1,399	Waddell & Reed Financial Inc Class A	102,994
1,858	Washington Federal Inc	43,291
1,588	Webster Financial Corp	49,323
1,930	Weingarten Realty Investors REIT	57,900
79,460	Wells Fargo & Co (c)	3,952,340
457	Westamerica Bancorporation	24,715
9,622	Weyerhaeuser Co REIT	282,406
1,776	WR Berkley Corp	73,917
4,361	XL Group PLC	136,281
2,955	Zions Bancorporation	91,546
		52,581,115

Industrial — 11.30%
10,422	3M Co	1,413,848
761	Acuity Brands Inc	100,886
1,475	AECOM Technology Corp (b)	47,451
1,528	AGCO Corp	84,284
5,640	Agilent Technologies Inc	315,389
1,583	Allegion PLC	82,585
542	Alliant Techsystems Inc	77,045
4,154	AMETEK Inc	213,889
2,592	Amphenol Corp Class A	237,557
1,397	AO Smith Corp	64,290
1,155	Aptargroup Inc	76,345
2,441	Avnet Inc	113,580
1,690	B/E Aerospace Inc (b)	146,675
2,422	Ball Corp	132,750
1,658	Bemis Co Inc	65,060

See Notes to Schedule of Investments.
March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value
Industrial — (continued)
11,321	Boeing Co	$1,420,672
1,130	Carlisle Cos Inc	89,654
10,588	Caterpillar Inc	1,052,130
2,337	CH Robinson Worldwide Inc	122,435
878	CLARCOR Inc	50,353
970	Clean Harbors Inc (b)	53,146
974	Con-way Inc	40,012
761	Crane Co	54,145
16,811	CSX Corp	487,015
2,887	Cummins Inc	430,134
9,966	Danaher Corp	747,450
6,195	Deere & Co	562,506
2,254	Donaldson Co Inc	95,570
2,901	Dover Corp	237,157
880	Eagle Materials Inc	78,021
7,877	Eaton Corp PLC	591,720
11,701	Emerson Electric Co	781,627
1,036	Energizer Holdings Inc	104,367
550	Esterline Technologies Corp (b)	58,597
3,139	Exelis Inc	59,672
3,469	Expeditors International of Washington Inc	137,476
4,655	FedEx Corp	617,067
2,529	FLIR Systems Inc	91,044
2,195	Flowserve Corp	171,956
2,578	Fluor Corp	200,388
2,727	Fortune Brands Home & Security Inc	114,752
1,968	Garmin Ltd (a)	108,752
834	GATX Corp	56,612
5,449	General Dynamics Corp	593,505
166,518	General Electric Co (c)	4,311,151
812	Genesee & Wyoming Inc Class A (b)	79,024
2,459	Gentex Corp	77,532
909	Graco Inc	67,939
518	Granite Construction Inc	20,684
480	Greif Inc Class A	25,195
1,406	Harsco Corp	32,943
13,063	Honeywell International Inc	1,211,724
877	Hubbell Inc Class B	105,126
744	Huntington Ingalls Industries Inc Class A	76,081
1,375	IDEX Corp	100,224
6,550	Illinois Tool Works Inc	532,711
4,250	Ingersoll-Rand PLC Class A	243,270
686	Itron Inc (b)	24,380
1,518	ITT Corp	64,910
3,287	Jabil Circuit Inc	59,166
2,239	Jacobs Engineering Group Inc (b)	142,176
1,512	JB Hunt Transport Services Inc	108,743
1,550	Joy Global Inc (a)	89,900
1,872	Kansas City Southern	191,056
2,648	KBR Inc	70,649
1,354	Kennametal Inc	59,982
1,001	Kirby Corp (b)	101,351
1,368	L-3 Communications Holdings Inc	161,629
627	Landstar System Inc	37,131
2,074	Leggett & Platt Inc	67,695
812	Lennox International Inc	73,819

Shares		Fair Value
Industrial — (continued)
1,378	Lincoln Electric Holdings Inc	$99,230
4,453	Lockheed Martin Corp	726,908
2,560	Louisiana-Pacific Corp (b)	43,187
749	Martin Marietta Materials Inc	96,134
5,890	Masco Corp	130,817
507	Mettler-Toledo International Inc (b)	119,490
606	MSA Safety Inc (b)	34,542
1,550	National Instruments Corp	44,469
1,036	Nordson Corp	73,028
5,123	Norfolk Southern Corp	497,802
3,558	Northrop Grumman Corp	438,986
1,224	Old Dominion Freight Line Inc (b)	69,450
2,902	Owens-Illinois Inc (b)	98,175
1,649	Packaging Corp of America	116,040
1,871	Pall Corp	167,398
2,500	Parker Hannifin Corp	299,275
3,333	Pentair Ltd	264,440
1,996	PerkinElmer Inc	89,940
2,412	Precision Castparts Corp	609,657
5,302	Raytheon Co	523,785
817	Regal-Beloit Corp	59,404
4,693	Republic Services Inc	160,313
1,196	Rock Tenn Co Class A	126,262
2,289	Rockwell Automation Inc	285,095
2,312	Rockwell Collins Inc	184,197
1,687	Roper Industries Inc	225,231
885	Ryder System Inc	70,729
3,153	Sealed Air Corp	103,639
652	Silgan Holdings Inc	32,287
935	Snap-on Inc	106,104
1,803	Sonoco Products Co	73,959
707	SPX Corp	69,505
2,634	Stanley Black & Decker Inc	213,986
1,353	Stericycle Inc (b)	153,728
6,900	TE Connectivity Ltd	415,449
602	Tech Data Corp (b)	36,698
1,946	Terex Corp (a)	86,208
4,668	Textron Inc	183,406
6,465	Thermo Fisher Scientific Inc	777,352
667	Tidewater Inc	32,430
1,260	Timken Co	74,063
4,349	Trimble Navigation Ltd (b)	169,046
1,259	Trinity Industries Inc	90,736
922	Triumph Group Inc	59,543
7,800	Tyco International Ltd	330,720
7,533	Union Pacific Corp	1,413,643
11,753	United Parcel Service Inc Class B	1,144,507
13,945	United Technologies Corp	1,629,334
1,218	URS Corp	57,319
1,813	UTi Worldwide Inc	19,200
422	Valmont Industries Inc	62,810
2,302	Vishay Intertechnology Inc	34,254
2,160	Vulcan Materials Co	143,532
1,599	Wabtec Corp	123,922
1,901	Waste Connections Inc	83,378
7,052	Waste Management Inc	296,678
1,434	Waters Corp (b)	155,460
869	Werner Enterprises Inc	22,168
1,008	Woodward Inc	41,862
848	Worthington Industries Inc	32,436

See Notes to Schedule of Investments.
March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value
Industrial — (continued)
3,015	Xylem Inc	$109,806
765	Zebra Technologies Corp Class A (b)	53,099
		34,602,011

Technology — 12.26%
1,655	3D Systems Corp (a)(b)	97,893
10,574	Accenture PLC Class A	842,959
687	ACI Worldwide Inc (b)	40,664
1,348	Acxiom Corp (b)	46,364
7,714	Adobe Systems Inc (b)	507,118
10,719	Advanced Micro Devices Inc (a)(b)	42,983
467	Advent Software Inc	13,711
2,973	Akamai Technologies Inc (b)	173,058
2,381	Allscripts Healthcare Solutions Inc (b)	42,929
5,433	Altera Corp	196,892
5,293	Analog Devices Inc	281,270
1,519	ANSYS Inc (b)	116,993
14,813	Apple Inc (c)	7,950,730
20,214	Applied Materials Inc	412,770
6,736	Atmel Corp (b)	56,313
3,821	Autodesk Inc (b)	187,917
9,030	Broadcom Corp Class A	284,264
1,851	Broadridge Financial Solutions Inc ADR	68,746
5,280	CA Inc	163,522
4,516	Cadence Design Systems Inc (b)	70,179
4,876	Cerner Corp (b)	274,275
3,159	Citrix Systems Inc (b)	181,421
10,037	Cognizant Technology Solutions Corp Class (b)	507,973
678	CommVault Systems Inc (b)	44,036
2,508	Computer Sciences Corp	152,537
3,937	Compuware Corp	41,339
816	Concur Technologies Inc (b)	80,841
2,124	Cree Inc (b)	120,133
2,082	Cypress Semiconductor Corp	21,382
1,134	Diebold Inc	45,235
474	DST Systems Inc	44,930
652	Dun & Bradstreet Corp	64,776
5,109	Electronic Arts Inc (b)	148,212
33,464	EMC Corp	917,248
624	Fair Isaac Corp	34,520
2,259	Fairchild Semiconductor International Inc (b)	31,152
4,802	Fidelity National Information Services Inc	256,667
1,078	First Solar Inc (b)	75,234
4,294	Fiserv Inc (b)	243,427
31,323	Hewlett-Packard Co	1,013,612
1,926	Informatica Corp (b)	72,764
1,976	Integrated Device Technology Inc (b)	24,166
82,839	Intel Corp	2,138,075
16,238	International Business Machines Corp (c)	3,125,653
1,139	International Rectifier Corp (b)	31,209
1,672	Intersil Corp Class A	21,602

Shares		Fair Value
Technology — (continued)
4,780	Intuit Inc	$371,549
1,337	Jack Henry & Associates Inc	74,551
2,735	KLA-Tencor Corp	189,098
2,738	Lam Research Corp (b)	150,590
1,101	Lexmark International Inc Class A	50,965
3,984	Linear Technology Corp	193,981
9,581	LSI Corp	106,062
589	ManTech International Corp Class A (a)	17,323
1,774	Mentor Graphics Corp	39,063
3,392	Microchip Technology Inc (a)	162,002
17,691	Micron Technology Inc (b)	418,569
1,184	MICROS Systems Inc (b)	62,669
125,390	Microsoft Corp (c)	5,139,736
1,889	MSCI Inc Class A (b)	81,265
2,705	NCR Corp (b)	98,868
5,673	NetApp Inc	209,334
8,823	NVIDIA Corp	158,020
57,410	Oracle Corp (c)	2,348,643
5,527	Paychex Inc	235,450
3,321	Pitney Bowes Inc	86,313
2,030	PTC Inc (b)	71,923
28,034	QUALCOMM Inc	2,210,761
3,207	Red Hat Inc (b)	169,907
2,266	Riverbed Technology Inc (b)	44,663
1,495	Rovi Corp (b)	34,056
9,350	Salesforce.com Inc (b)	533,792
3,781	SanDisk Corp	306,979
5,481	Seagate Technology PLC	307,813
1,356	Semtech Corp (b)	34,361
576	Silicon Laboratories Inc (b)	30,096
3,026	Skyworks Solutions Inc (b)	113,536
1,133	SolarWinds Inc (b)	48,300
1,132	Solera Holdings Inc	71,701
3,757	SunEdison Inc (b)	70,782
2,478	Synopsys Inc (b)	95,180
2,671	Teradata Corp (b)	131,387
3,459	Teradyne Inc (a)(b)	68,800
17,901	Texas Instruments Inc	844,032
1,714	VeriFone Systems Inc (b)	57,967
3,528	Western Digital Corp	323,941
18,888	Xerox Corp	213,434
4,311	Xilinx Inc	233,958
		37,521,114

Utilities — 3.17%
11,165	AES Corp	159,436
2,111	AGL Resources Inc	103,355
1,780	Alliant Energy Corp	101,122
4,143	Ameren Corp	170,692
8,189	American Electric Power Co Inc	414,855
2,785	Aqua America Inc	69,820
1,451	Atmos Energy Corp	68,386
660	Black Hills Corp	38,049
7,244	CenterPoint Energy Inc	171,610
854	Cleco Corp	43,195
4,405	CMS Energy Corp	128,978
4,986	Consolidated Edison Inc	267,499
9,644	Dominion Resources Inc	684,628

See Notes to Schedule of Investments.
March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value
Utilities — (continued)
2,853	DTE Energy Co	$211,949
11,739	Duke Energy Corp	836,052
5,380	Edison International	304,562
3,020	Entergy Corp	201,887
14,412	Exelon Corp	483,667
6,837	FirstEnergy Corp	232,663
2,737	Great Plains Energy Inc	74,008
1,536	Hawaiian Electric Industries Inc	39,045
885	IDACORP Inc	49,091
1,244	Integrys Energy Group Inc	74,205
3,098	MDU Resources Group Inc	106,292
1,379	National Fuel Gas Co	96,585
7,264	NextEra Energy Inc	694,584
5,299	NiSource Inc	188,273
5,158	Northeast Utilities	234,689
5,513	NRG Energy Inc	175,313
3,394	OGE Energy Corp	124,763
884	ONE Gas Inc (b)	31,762
4,457	Pepco Holdings Inc	91,279
7,430	PG&E Corp	320,976
1,814	Pinnacle West Capital Corp	99,153
1,378	PNM Resources Inc	37,247
10,425	PPL Corp	345,484
8,611	Public Service Enterprise Group Inc	328,424
2,800	Questar Corp	66,584
2,268	SCANA Corp	116,394
3,761	Sempra Energy	363,914
14,646	Southern Co	643,545
3,107	TECO Energy Inc	53,285
1,852	UGI Corp	84,470
1,456	Vectren Corp	57,352
2,035	Westar Energy Inc	71,551
909	WGL Holdings Inc	36,415
3,824	Wisconsin Energy Corp	178,007
8,157	Xcel Energy Inc	247,647
		9,722,742

TOTAL COMMON STOCK — 99.18% (Cost $175,562,448)		$303,604,274

Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.47%
$4,500,000	Federal Home Loan Bank
	0.00%, 04/01/2014	4,500,000

U.S. Treasury Bonds and Notes — 0.11%
330,000	U.S. Treasury Bills(d)
	0.07%, 06/26/2014	329,946

Principal Amount		Fair Value
Repurchase Agreements — 0.70%
$107,388	Undivided interest of 0.71% in a repurchase agreement (principal amount/value $15,158,735 with a maturity value of $15,158,756) with Credit Suisse Securities (USA) LLC, 0.05%, dated 3/31/14 to be repurchased at $107,388 on 4/1/14 collateralized by U.S. Treasury securities, 0.00%, 8/15/23 - 5/15/43, with a value of $15,461,929. (e)	$107,388

510,146	Undivided interest of 0.71% in a repurchase agreement (principal amount/value $72,009,976 with a maturity value of $72,010,156) with Citigroup Global Markets Inc, 0.09%, dated 3/31/14 to be repurchased at $510,146 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 4/3/14 - 2/15/41, with a value of $73,450,177. (e)	510,146

510,146	Undivided interest of 0.72% in a repurchase agreement (principal amount/value $71,082,880 with a maturity value of $71,082,998) with HSBC Securities (USA) Inc, 0.06%, dated 3/31/14 to be repurchased at $510,146 on 4/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/14 - 11/15/30, with a value of $72,504,705. (e)	510,146

510,145	Undivided interest of 1.35% in a repurchase agreement (principal amount/value $37,660,983 with a maturity value of $37,661,067) with Goldman Sachs & Co, 0.08%, dated 3/31/14 to be repurchased at $510,145 on 4/1/14 collateralized by various U.S. Government Agency securities, 2.33% - 6.50%, 7/1/19 - 3/1/44, with a value of $38,414,203. (e)	510,145

See Notes to Schedule of Investments.
March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value
Repurchase Agreements — (continued)
$510,145	Undivided interest of 1.38% in a repurchase agreement (principal amount/value $37,000,799 with a maturity value of $37,000,871) with Scotia Capital (USA) Inc, 0.07%, dated 3/31/14 to be repurchased at $510,145 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.00% - 6.50%, 1/31/16 - 11/1/43, with a value of $37,740,890. (e)	$510,145
		2,147,970

TOTAL SHORT TERM INVESTMENTS — 2.28% (Cost $6,977,916)		$6,977,916

TOTAL INVESTMENTS — 101.46% (Cost $182,540,364)		$310,582,190
OTHER ASSETS & LIABILITIES, NET — (1.46)%		$(4,469,106)
TOTAL NET ASSETS — 100.00%		$306,113,084

(a)	All or a portion of the security is on loan at March 31, 2014.
(b)	Non-income producing security.
(c)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At March 31, 2014, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation

S&P 500® Emini Long Futures	53	USD	$4,941,190	June 2014	$15,265

S&P Mid 400® Emini Long Futures	4	USD	549,960	June 2014	755

			Net Appreciation		$16,020

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.
March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND
Notes to Schedule of Investments
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Stock Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service.  Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2014

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs
Equity Investments:

Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.
Other Financial Investments:

Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Equity Investments:
Domestic Common Stock	$296,888,104	$—	$—	$296,888,104
Foreign Common Stock	6,716,170	—	—	6,716,170
Short Term Investments	—	6,977,916	—	6,977,916

Total investments, at fair value	303,604,274	6,977,916	0	310,582,190
Other Financial Investments:
Futures Contracts (a)	16,020	—	—	16,020

Total Assets	$303,620,294	$6,977,916	$0	$310,598,210

(a)			Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

March 31, 2014

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INVESTMENTS

The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk:

March 31, 2014

Equity Risk - The risk that a change in the value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts
A futures contracts is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index.  Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 45 futures contracts for the reporting period.

3. UNREALIZED APPRECIATION (DEPRECIATION)
At March 31, 2014, the U.S. Federal income tax cost basis was $192,247,023. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $139,422,582 and gross depreciation of investments in which there was an excess of tax cost over value of $21,087,415 resulting in net appreciation of $118,335,167.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2014 the Fund had securities on loan valued at $2,097,335 and received collateral of $2,147,970 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

ASSET-BACKED SECURITIES
Government Agency — 0.23%
$2,491,105	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates Series K036, Class A1
	2.78%, 04/25/2023	$2,525,988
Non-Agency — 2.30%
1,249,555	Americold 2010 LLC Trust Series 2010-ARTA, Class A1(a)
	3.85%, 01/14/2029	1,299,415
	Avis Budget Rental Car Funding AESOP LLC(a)
1,000,000	Series 2010-5A, Class A 3.15%, 03/20/2017	1,038,198
1,000,000	Series 2011-3A, Class A 3.41%, 11/20/2017	1,049,856
4,550,000	Series 2012-3A, Class A 2.10%, 03/20/2019	4,573,756
1,330,000	Bear Stearns Commercial Mortgage Securities Trust Series 2005-T20, Class A4A(b)
	5.14%, 10/12/2042	1,401,110
1,800,000	CAL Funding II Ltd Series 2013-1A, Class A(a)
	3.35%, 03/27/2028	1,795,183
750,000	Citibank Credit Card Issuance Trust Series 2009-A4, Class A4
	4.90%, 06/23/2016	757,751
2,125,000	Cronos Containers Program Ltd Series 2012-2A, Class A(a)
	3.81%, 09/18/2027	2,145,226
1,199,260	GS Mortgage Securities Corp II Series 2005-GG4, Class A4
	4.76%, 07/10/2039	1,234,760
	Morgan Stanley Capital I Trust(b)
1,354,979	Series 2005-IQ10, Class A4A 5.23%, 09/15/2042	1,413,903
2,000,000	Series 2007-T25, Class A3 5.51%, 11/12/2049	2,204,450
1,250,000	Series 2006-T21, Class A4 5.16%, 10/12/2052	1,324,212
260,664	Residential Funding Mortgage Securities II Home Loan Trust Series 2006-HI5, Class A3
	5.50%, 08/25/2025	264,477
2,503,989	Wachovia Bank Commercial Mortgage Trust Series 2005-C20, Class A7(b)
	5.12%, 07/15/2042	2,615,987

Principal Amount		Fair Value

Non-Agency - (continued)
$1,547,422	Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A1(a)
	3.35%, 11/15/2043	$1,616,075
		24,734,359
TOTAL ASSET-BACKED SECURITIES — 2.53% (Cost $26,725,522)		$27,260,347

BANK LOANS
1,715,972	Express Scripts Inc(b)
	1.99%, 08/29/2016	1,713,827

TOTAL BANK LOANS — 0.16% (Cost $1,713,712)		$1,713,827

CORPORATE BONDS AND NOTES
Basic Materials — 1.78%
	Anglo American Capital PLC(a)
500,000	9.38%, 04/08/2014	500,624
1,200,000	9.38%, 04/08/2019	1,535,892
1,500,000	CF Industries Inc
	7.13%, 05/01/2020	1,783,434
500,000	Cliffs Natural Resources Inc(c)
	5.90%, 03/15/2020	521,553
2,000,000	Dow Chemical Co
	4.25%, 11/15/2020	2,115,524
1,000,000	FMC Corp
	5.20%, 12/15/2019	1,112,133
2,000,000	Freeport-McMoRan Copper & Gold Inc
	2.38%, 03/15/2018	1,994,260
	International Paper Co
500,000	5.30%, 04/01/2015	521,833
500,000	4.75%, 02/15/2022	540,624
2,000,000	Lubrizol Corp
	6.50%, 10/01/2034	2,529,916
2,000,000	Plum Creek Timberlands LP
	3.25%, 03/15/2023	1,877,350
	Rio Tinto Finance USA Ltd
500,000	9.00%, 05/01/2019	650,409
500,000	7.13%, 07/15/2028	635,660
500,000	Teck Resources Ltd
	4.50%, 01/15/2021	515,165
250,000	Vale Overseas Ltd
	4.63%, 09/15/2020	259,788
	Xstrata Finance Canada Ltd(a)
1,000,000	2.05%, 10/23/2015	1,011,494
500,000	5.80%, 11/15/2016	550,479
500,000	6.00%, 11/15/2041	505,044
		19,161,182

Communications — 2.86%
1,000,000	21st Century Fox America Inc
	8.50%, 02/23/2025	1,303,453

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Communications — (continued)
$1,000,000	America Movil SAB de CV
	5.00%, 03/30/2020	$1,095,633
	AT&T Inc
500,000	5.60%, 05/15/2018	566,935
500,000	6.15%, 09/15/2034	563,700
1,000,000	5.35%, 09/01/2040	1,021,934
1,098,000	British Sky Broadcasting Group PLC(a)
	9.50%, 11/15/2018	1,424,891
	Comcast Corp
500,000	5.15%, 03/01/2020	566,167
1,000,000	3.60%, 03/01/2024	1,005,416
1,000,000	Crown Castle Towers LLC(a)
	6.11%, 01/15/2020	1,146,309
500,000	Deutsche Telekom International Finance BV
	8.75%, 06/15/2030	721,584
2,000,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc
	1.75%, 01/15/2018	1,968,800
	Motorola Solutions Inc
1,000,000	3.75%, 05/15/2022	987,261
3,300,000	3.50%, 03/01/2023	3,154,691
1,500,000	Orange SA
	5.38%, 07/08/2019	1,689,202
1,600,000	Pacific Bell Telephone Co
	7.13%, 03/15/2026	1,995,963
500,000	Pearson Funding Two PLC(a)
	4.00%, 05/17/2016	528,594
2,000,000	Rogers Communications Inc
	4.10%, 10/01/2023	2,049,950
2,000,000	SES Global Americas Holdings GP(a)
	2.50%, 03/25/2019	1,987,796
634,000	Southwestern Bell Telephone LP
	7.00%, 07/01/2015	680,255
	Verizon Communications Inc
2,000,000	4.15%, 03/15/2024(c)	2,031,896
1,000,000	6.40%, 09/15/2033	1,187,247
500,000	5.85%, 09/15/2035	553,689
500,000	6.00%, 04/01/2041	566,688
1,500,000	Viacom Inc(c)
	3.88%, 04/01/2024	1,496,316
500,000	Vodafone Group PLC
	5.63%, 02/27/2017	561,360
		30,855,730

Consumer, Cyclical — 1.66%
2,432,272	American Airlines 2013-1 Class A Pass Through Trust(a)
	4.00%, 07/15/2025	2,450,514
2,000,000	Arrow Electronics Inc
	3.00%, 03/01/2018	2,021,988
1,000,000	Carnival Corp
	1.20%, 02/05/2016	1,006,003
	Cintas Corp No 2
1,175,000	2.85%, 06/01/2016	1,213,674
250,000	4.30%, 06/01/2021	267,064

Principal Amount		Fair Value

Consumer, Cyclical — (continued)
$2,786,169	CVS Pass Through Trust
	6.04%, 12/10/2028	$3,129,442
3,000,000	Home Depot Inc
	4.40%, 04/01/2021	3,298,104
250,000	Kia Motors Corp(a)
	3.63%, 06/14/2016	260,166
500,000	Mattel Inc
	4.35%, 10/01/2020	523,269
2,000,000	United Airlines 2013-1 Class A Pass Through Trust
	4.30%, 08/15/2025	2,061,260
1,000,000	US Airways 2013-1 Class A Pass Through Trust
	3.95%, 11/15/2025	1,007,500
500,000	Wal-Mart Stores Inc
	6.20%, 04/15/2038	628,683
		17,867,667

Consumer, Non-cyclical — 2.82%
3,000,000	AbbVie Inc
	1.75%, 11/06/2017	3,009,480
500,000	Alberto-Culver Co
	5.15%, 06/01/2020	565,703
1,000,000	Amgen Inc
	6.90%, 06/01/2038	1,273,628
500,000	Anheuser-Busch Cos LLC
	5.95%, 01/15/2033	600,762
1,000,000	Anheuser-Busch InBev Worldwide Inc
	8.20%, 01/15/2039	1,517,773
1,500,000	Campbell Soup Co
	2.50%, 08/02/2022	1,364,406
1,000,000	DENTSPLY International Inc
	2.75%, 08/15/2016	1,034,863
1,000,000	Diageo Investment Corp
	2.88%, 05/11/2022	970,359
750,000	Ingredion Inc
	4.63%, 11/01/2020	795,484
2,000,000	Kroger Co
	3.30%, 01/15/2021	1,998,160
	Laboratory Corp of America Holdings
500,000	3.13%, 05/15/2016	520,052
1,000,000	2.50%, 11/01/2018	996,491
3,000,000	McKesson Corp
	3.80%, 03/15/2024	3,002,790
1,000,000	Moody's Corp
	4.50%, 09/01/2022	1,033,518
3,000,000	Quest Diagnostics Inc
	2.70%, 04/01/2019	2,995,569
250,000	SABMiller PLC(a)
	6.50%, 07/01/2016	279,664
1,500,000	Total System Services Inc
	2.38%, 06/01/2018	1,479,073
2,000,000	Western Union Co
	2.88%, 12/10/2017	2,041,886
2,000,000	WM Wrigley Jr Co(a)
	1.40%, 10/21/2016	2,008,502

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Consumer, Non-cyclical — (continued)
	Wyeth LLC
$1,000,000	6.45%, 02/01/2024	$1,229,951
1,000,000	5.95%, 04/01/2037	1,210,300
500,000	Zoetis Inc
	3.25%, 02/01/2023	482,277
		30,410,691

Energy — 2.96%
2,672,000	BG Energy Capital PLC(a)
	4.00%, 10/15/2021	2,771,540
	BP Capital Markets PLC
2,000,000	2.24%, 09/26/2018	2,015,284
1,300,000	4.74%, 03/11/2021	1,442,229
1,000,000	3.81%, 02/10/2024	1,008,943
1,000,000	Canadian Oil Sands Ltd(a)
	4.50%, 04/01/2022	1,033,618
1,000,000	ConocoPhillips
	5.90%, 10/15/2032	1,196,367
500,000	EQT Corp
	8.13%, 06/01/2019	610,100
1,250,000	Gulfstream Natural Gas System LLC(a)
	6.95%, 06/01/2016	1,386,090
1,000,000	Husky Energy Inc
	4.00%, 04/15/2024	1,016,976
2,265,900	Kern River Funding Corp(a)
	4.89%, 04/30/2018	2,432,988
500,000	Motiva Enterprises LLC(a)
	5.75%, 01/15/2020	567,325
500,000	Northwest Pipeline LLC
	7.13%, 12/01/2025	614,225
2,312,000	Occidental Petroleum Corp
	9.25%, 08/01/2019	3,058,429
750,000	Panhandle Eastern Pipe Line Co LP
	6.20%, 11/01/2017	854,078
1,000,000	Petro-Canada
	6.80%, 05/15/2038	1,266,022
	Petrobras International Finance Co
500,000	5.75%, 01/20/2020	521,912
750,000	6.75%, 01/27/2041	726,813
500,000	Phillips 66
	4.30%, 04/01/2022	528,599
1,000,000	Talisman Energy Inc
	6.25%, 02/01/2038	1,068,925
1,000,000	Tennessee Gas Pipeline Co LLC
	7.00%, 10/15/2028	1,225,381
1,000,000	TransCanada PipeLines Ltd
	7.63%, 01/15/2039	1,396,471
1,000,000	Transcontinental Gas Pipe Line Co LLC
	6.05%, 06/15/2018	1,150,074
500,000	Transocean Inc
	6.00%, 03/15/2018	556,035
	Valero Energy Corp
500,000	6.13%, 06/15/2017	573,178
500,000	7.50%, 04/15/2032	639,975

Principal Amount		Fair Value

Energy — (continued)
$1,750,000	Weatherford International Ltd
	9.63%, 03/01/2019	$2,271,820
		31,933,397

Financial — 10.27%
2,750,000	AIG Life Holdings Inc
	7.50%, 07/15/2025	3,480,609
913,043	ALEX Alpha LLC
	1.62%, 08/15/2024	872,132
1,000,000	American Express Co
	8.15%, 03/19/2038	1,474,646
2,625,000	American Honda Finance Corp(a)
	7.63%, 10/01/2018	3,212,142
500,000	Ameriprise Financial Inc
	5.30%, 03/15/2020	567,141
	Bank of America Corp
500,000	4.50%, 04/01/2015	518,739
1,000,000	1.25%, 01/11/2016	1,005,255
500,000	5.75%, 12/01/2017	566,071
1,000,000	2.00%, 01/11/2018	998,127
500,000	5.88%, 02/07/2042	578,140
500,000	Bank of America NA
	1.13%, 11/14/2016	498,652
500,000	Barclays Bank PLC
	5.00%, 09/22/2016	547,504
2,471,083	BGS CTL Pass Through Trust(d)
	6.36%, 06/15/2033	2,826,826
2,912,630	Caledonia Generating LLC(a)
	1.95%, 02/28/2022	2,870,396
1,500,000	Canadian Imperial Bank of Commerce
	0.90%, 10/01/2015	1,509,369
1,000,000	Capital One Financial Corp
	4.75%, 07/15/2021	1,095,564
500,000	Charles Schwab Corp
	4.45%, 07/22/2020	545,791
	Citigroup Inc
1,000,000	1.30%, 04/01/2016	1,003,736
500,000	6.13%, 11/21/2017	572,507
1,000,000	8.50%, 05/22/2019	1,274,080
500,000	5.38%, 08/09/2020	562,588
500,000	6.63%, 01/15/2028	588,168
500,000	CME Group Index Services LLC(a)
	4.40%, 03/15/2018	541,363
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
	3.38%, 01/19/2017	1,060,184
1,750,000	Deutsche Bank AG
	3.45%, 03/30/2015	1,800,241
1,000,000	Duke Realty LP
	6.75%, 03/15/2020	1,166,667
2,770,069	Durrah MSN 35603
	1.68%, 01/22/2025	2,634,826
1,000,000	Fifth Third Bancorp
	3.50%, 03/15/2022	1,003,806
	Ford Motor Credit Co LLC
1,500,000	3.00%, 06/12/2017	1,557,988
1,500,000	6.63%, 08/15/2017	1,732,756
1,000,000	8.13%, 01/15/2020	1,260,995

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Financial — (continued)
	General Electric Capital Corp
$500,000	5.63%, 09/15/2017	$567,304
1,500,000	1.63%, 04/02/2018(c)	1,492,129
1,000,000	4.63%, 01/07/2021	1,101,022
1,000,000	6.75%, 03/15/2032	1,285,732
	Goldman Sachs Group Inc
750,000	5.13%, 01/15/2015	776,327
1,000,000	5.75%, 10/01/2016	1,108,090
2,500,000	6.15%, 04/01/2018	2,857,980
1,000,000	6.25%, 02/01/2041	1,187,445
3,000,000	Goodman Funding Pty Ltd(a)
	6.38%, 04/15/2021	3,390,945
4,000,000	Grain Spectrum Funding LLC(a)
	4.00%, 10/10/2018	4,020,624
1,000,000	Health Care REIT Inc
	2.25%, 03/15/2018	1,002,950
1,000,000	HSBC Finance Corp
	5.50%, 01/19/2016	1,080,001
	HSBC Holdings PLC
500,000	5.10%, 04/05/2021	559,052
1,000,000	4.88%, 01/14/2022	1,094,721
1,000,000	6.10%, 01/14/2042	1,220,110
1,000,000	Hyundai Capital Services(a)
	3.50%, 09/13/2017	1,046,315
	JPMorgan Chase & Co
500,000	5.13%, 09/15/2014	510,509
2,000,000	6.00%, 01/15/2018	2,295,426
1,000,000	4.35%, 08/15/2021	1,071,896
	KFW
3,000,000	4.38%, 07/21/2015(c)	3,158,550
4,000,000	5.13%, 03/14/2016	4,357,000
1,000,000	4.88%, 01/17/2017	1,108,670
1,000,000	4.38%, 03/15/2018	1,111,720
500,000	2.75%, 09/08/2020	509,890
2,000,000	Kimco Realty Corp
	3.13%, 06/01/2023	1,870,552
500,000	Landwirtschaftliche Rentenbank
	2.38%, 09/13/2017	519,090
500,000	Lincoln National Corp
	6.25%, 02/15/2020	587,342
1,000,000	Markel Corp
	3.63%, 03/30/2023	972,322
2,310,000	Massachusetts Mutual Life Insurance Co(a)
	8.88%, 06/01/2039	3,513,023
1,000,000	MetLife Inc
	6.50%, 12/15/2032	1,245,731
1,045,000	Metropolitan Life Global Funding I(a)
	3.65%, 06/14/2018	1,104,913
	Morgan Stanley
500,000	6.63%, 04/01/2018	582,880
500,000	5.63%, 09/23/2019	568,711
500,000	New York Life Insurance Co(a)
	6.75%, 11/15/2039	651,165
500,000	Oesterreichische Kontrollbank AG
	1.75%, 10/05/2015	509,845
1,000,000	Pacific LifeCorp(a)
	6.00%, 02/10/2020	1,140,787

Principal Amount		Fair Value

Financial — (continued)
$2,000,000	Pricoa Global Funding I(a)
	1.60%, 05/29/2018	$1,948,564
500,000	Protective Life Corp
	8.45%, 10/15/2039	691,811
	Royal Bank of Canada
3,000,000	2.00%, 10/01/2018	3,000,477
2,000,000	2.15%, 03/15/2019	1,986,812
2,714,005	Santa Rosa Leasing LLC
	1.47%, 11/03/2024	2,557,589
250,000	Susa Partnership LP
	7.50%, 12/01/2027	295,319
500,000	Teachers Insurance & Annuity Association of America(a)
	6.85%, 12/16/2039	656,117
500,000	Toronto-Dominion Bank(a)
	2.20%, 07/29/2015	511,705
1,750,000	UBS AG
	4.88%, 08/04/2020	1,937,831
1,807,614	Union 13 Leasing LLC
	1.68%, 12/19/2024	1,717,382
	US Bancorp
1,600,000	2.20%, 11/15/2016	1,651,514
1,000,000	3.00%, 03/15/2022	991,293
	Wells Fargo & Co
1,000,000	2.63%, 12/15/2016	1,042,082
500,000	5.38%, 02/07/2035	564,861
		110,661,135

Industrial — 2.13%
500,000	Agilent Technologies Inc
	5.50%, 09/14/2015	533,143
1,000,000	Amphenol Corp
	4.00%, 02/01/2022	1,000,329
2,000,000	BAE Systems Finance Inc(a)
	7.50%, 07/01/2027	2,505,560
1,000,000	BAE Systems PLC(a)
	3.50%, 10/11/2016	1,044,757
750,000	Brambles USA Inc(a)
	5.35%, 04/01/2020	820,137
801,030	Burlington Northern & Santa Fe Railway Co 2005-4 Pass Through Trust
	4.97%, 04/01/2023	869,733
1,000,000	Caterpillar Inc
	5.20%, 05/27/2041	1,099,715
738,854	Federal Express Corp 1998 Pass Through Trust
	6.85%, 01/15/2019	820,128
1,249,755	Federal Express Corp 2012 Pass Through Trust(a)
	2.63%, 01/15/2018	1,274,480
1,000,000	Illinois Tool Works Inc
	6.25%, 04/01/2019	1,186,325
500,000	Kennametal Inc
	3.88%, 02/15/2022	493,328
500,000	Lennox International Inc
	4.90%, 05/15/2017	529,904
1,000,000	Smiths Group PLC(a)
	3.63%, 10/12/2022	954,002

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Industrial — (continued)
$3,000,000	Snap-on Inc
	6.13%, 09/01/2021	$3,473,073
968,841	Union Pacific Railroad Co 2006 Pass Through Trust
	5.87%, 07/02/2030	1,113,412
418,854	Union Pacific Railroad Co 2007-3 Pass Through Trust
	6.18%, 01/02/2031	476,509
1,325,000	United Technologies Corp
	6.05%, 06/01/2036	1,633,237
3,000,000	URS Corp
	3.85%, 04/01/2017	3,104,829
		22,932,601

Technology — 0.64%
500,000	Applied Materials Inc
	2.65%, 06/15/2016	518,458
500,000	Computer Sciences Corp
	6.50%, 03/15/2018	575,962
500,000	Dun & Bradstreet Corp
	2.88%, 11/15/2015	512,310
1,500,000	Hewlett-Packard Co
	2.13%, 09/13/2015	1,529,353
2,000,000	Maxim Integrated Products Inc
	2.50%, 11/15/2018	1,993,786
1,500,000	Xerox Corp
	6.35%, 05/15/2018	1,733,337
		6,863,206

Utilities — 1.96%
1,000,000	Atmos Energy Corp
	5.50%, 06/15/2041	1,149,697
1,000,000	Duke Energy Florida Inc
	5.65%, 04/01/2040	1,187,911
	Electricite de France(a)
3,500,000	6.50%, 01/26/2019	4,143,048
1,250,000	6.95%, 01/26/2039	1,585,575
916,210	Elm Road Generating Station Supercritical LLC(a)
	4.67%, 01/19/2031	960,728
	Entergy Louisiana LLC
1,000,000	3.30%, 12/01/2022	978,224
500,000	5.40%, 11/01/2024	576,464
500,000	Florida Gas Transmission Co LLC(a)
	5.45%, 07/15/2020	555,090
500,000	Jersey Central Power & Light Co
	6.15%, 06/01/2037	556,553
500,000	Kansas Gas & Electric Co(a)
	6.70%, 06/15/2019	601,469
1,500,000	Kentucky Power Co(a)
	6.00%, 09/15/2017	1,654,242
500,000	Louisville Gas & Electric Co
	5.13%, 11/15/2040	560,206
1,000,000	Oncor Electric Delivery Co LLC
	7.50%, 09/01/2038	1,368,484
1,000,000	Pacific Gas & Electric Co
	6.05%, 03/01/2034	1,181,041

Principal Amount		Fair Value

Utilities — (continued)
$500,000	Pennsylvania Electric Co
	5.20%, 04/01/2020	$546,692
353,000	PNPP II Funding Corp
	8.83%, 05/30/2016	378,998
500,000	Southwestern Electric Power Co
	6.45%, 01/15/2019	576,750
1,000,000	Texas-New Mexico Power Co(a)
	9.50%, 04/01/2019	1,271,097
500,000	Union Electric Co
	8.45%, 03/15/2039	793,639
500,000	Westar Energy Inc
	6.00%, 07/01/2014	506,851

		21,132,759
TOTAL CORPORATE BONDS AND NOTES — 27.08% (Cost $287,319,165)		$291,818,368

FOREIGN GOVERNMENT BONDS AND NOTES
	Brazilian Government International Bond
1,500,000	7.88%, 03/07/2015	1,593,750
1,500,000	6.00%, 01/17/2017	1,666,500
1,500,000	4.88%, 01/22/2021	1,594,500
	Canada Government International Bond
500,000	2.38%, 09/10/2014	504,940
1,000,000	0.88%, 02/14/2017	999,460
	European Investment Bank
1,000,000	2.88%, 01/15/2015	1,020,370
1,000,000	5.13%, 09/13/2016	1,105,280
2,000,000	5.13%, 05/30/2017	2,247,920
1,000,000	2.88%, 09/15/2020(c)	1,026,570
1,000,000	Hydro-Quebec
	1.38%, 06/19/2017	1,003,639
	International Bank for Reconstruction & Development
2,000,000	1.13%, 07/18/2017	2,000,662
1,000,000	7.63%, 01/19/2023	1,376,120
1,000,000	Israel Government AID Bond
	5.50%, 12/04/2023	1,185,877
	Mexico Government International Bond
1,500,000	5.63%, 01/15/2017	1,668,750
500,000	5.13%, 01/15/2020(c)	556,250
1,000,000	3.50%, 01/21/2021	1,012,500
1,500,000	6.75%, 09/27/2034	1,830,000
	Province of British Columbia Canada
1,000,000	2.10%, 05/18/2016	1,031,570
1,000,000	2.65%, 09/22/2021(c)	998,520
1,000,000	7.25%, 09/01/2036	1,419,270
1,000,000	Province of Manitoba Canada
	2.63%, 07/15/2015	1,029,230
	Province of Ontario Canada
1,000,000	2.30%, 05/10/2016	1,034,560
3,000,000	1.65%, 09/27/2019	2,907,240

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Foreign Government Bonds and Notes — (continued)
$1,000,000	4.40%, 04/14/2020	$1,104,497
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 2.96% (Cost $31,897,388)		$31,917,975
MORTGAGE-BACKED SECURITIES
Government Agency — 29.25%
	Federal Home Loan Mortgage Corp
79,918	5.00%, 12/01/2017	84,733
83,956	5.50%, 02/01/2018	90,116
74,008	5.00%, 04/01/2018	78,455
86,349	5.50%, 05/01/2018	92,709
161,476	5.00%, 08/01/2018	171,273
81,181	5.00%, 09/01/2018	86,087
346,841	4.50%, 04/01/2020	367,628
91,170	5.00%, 12/01/2020	96,955
120,547	4.00%, 01/01/2021	127,476
116,058	5.00%, 04/01/2021	123,424
51,408	5.00%, 05/01/2021	54,665
74,559	5.50%, 05/01/2021	81,194
148,635	5.50%, 06/01/2022	161,853
1,827,025	2.50%, 11/01/2022	1,869,935
34,138	5.00%, 03/01/2023	36,905
206,904	4.50%, 06/01/2024	221,460
312,303	5.00%, 09/01/2024	342,758
808,047	4.50%, 10/01/2024	864,989
248,810	4.00%, 02/01/2025	263,451
442,878	3.50%, 12/01/2025	465,029
1,180,640	3.50%, 03/01/2026	1,235,953
1,588,798	4.00%, 05/01/2026	1,681,691
623,747	3.50%, 08/01/2026	654,541
1,471,562	3.00%, 12/01/2026	1,513,172
1,270,087	3.00%, 04/01/2027	1,304,626
28,880	7.50%, 05/01/2027	33,702
2,251,756	3.00%, 09/01/2027	2,312,991
22,340	6.50%, 04/01/2029	25,059
4,555	7.50%, 08/01/2030	5,446
290,759	4.50%, 10/01/2030	315,103
371,008	4.50%, 02/01/2031	402,464
1,012,060	3.50%, 04/01/2032	1,041,994
220,972	6.50%, 11/01/2032	247,883
360,004	6.50%, 11/01/2032	403,968
295,035	6.50%, 11/01/2032	331,049
1,831,369	3.00%, 12/01/2032	1,836,236
367,459	5.50%, 06/01/2033	407,189
159,974	4.50%, 08/01/2033	171,041
70,262	5.00%, 02/01/2034	76,558
81,306	5.00%, 07/01/2034	88,632
340,074	5.00%, 09/01/2035	373,043
109,879	6.00%, 03/01/2036	123,144
57,312	6.00%, 04/01/2036	64,134
378,232	5.00%, 06/01/2036	411,884
1,856,944	6.50%, 10/01/2036	2,078,967
147,470	6.00%, 11/01/2036	164,867
97,890	6.00%, 12/01/2036	109,269
778,384	5.50%, 10/01/2037	859,564
80,870	5.50%, 11/01/2037	88,772
249,925	6.50%, 11/01/2037	282,563

Principal Amount		Fair Value

Government Agency — (continued)
$97,968	5.50%, 12/01/2037	$107,597
1,829,932	5.50%, 04/01/2038	2,008,744
84,922	6.00%, 04/01/2038	94,183
753,849	5.50%, 05/01/2038	829,581
244,682	5.00%, 06/01/2038	265,452
468,526	4.50%, 06/01/2039	499,880
869,984	4.50%, 07/01/2039	934,036
278,396	4.50%, 11/01/2039	296,812
2,025,306	4.00%, 12/01/2039	2,101,356
555,996	5.00%, 12/01/2039	610,307
1,370,726	5.00%, 02/01/2040	1,505,256
1,546,693	4.50%, 05/01/2040	1,657,602
1,164,350	5.00%, 05/01/2040	1,265,494
426,063	4.50%, 07/01/2040	454,391
700,391	5.00%, 08/01/2040	762,306
925,722	4.00%, 11/01/2040	960,603
2,218,631	4.00%, 02/01/2041	2,306,794
753,132	4.00%, 04/01/2041	781,459
926,796	4.50%, 06/01/2041	988,873
1,266,744	4.50%, 07/01/2041	1,351,182
1,487,060	3.50%, 02/01/2042	1,495,659
1,717,863	3.50%, 03/01/2042	1,727,798
994,257	3.50%, 06/01/2042	1,000,007
4,194,452	4.00%, 06/01/2042	4,362,179
1,249,740	3.50%, 07/01/2042	1,256,967
2,047,261	3.50%, 08/01/2042	2,059,101
908,252	3.00%, 09/01/2042	876,864
910,093	3.00%, 09/01/2042	872,400
1,860,657	3.00%, 11/01/2042	1,796,356
1,761,416	3.50%, 11/01/2042	1,771,602
4,608,301	3.00%, 12/01/2042	4,449,047
708,691	3.00%, 03/01/2043	684,200
716,901	3.00%, 04/01/2043	692,127
1,491,418	3.00%, 04/01/2043	1,439,878
2,718,222	3.50%, 04/01/2043	2,733,942
925,951	3.00%, 06/01/2043	893,952
3,950,866	3.00%, 09/01/2043	3,814,332
1,413,733	4.50%, 09/01/2043	1,510,054
1,982,796	3.50%, 11/01/2043	1,994,262
2,487,336	4.00%, 12/01/2043	2,582,252
2,504,196	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit Series 3830, Class FD(b)
	0.52%, 03/15/2041	2,514,914
	Federal National Mortgage Association
58,812	6.00%, 07/01/2017	62,230
48,579	5.00%, 06/01/2018	51,674
106,897	4.00%, 04/01/2019	112,968
43,153	5.00%, 10/01/2020	46,399
61,588	6.00%, 05/01/2021	67,174
31,147	8.00%, 11/01/2022	34,305
245,748	5.00%, 01/01/2024	267,537
885,200	4.50%, 05/01/2024	938,435
741,108	4.00%, 07/01/2024	790,854
79,999	4.00%, 02/01/2025	84,724
301,592	4.00%, 02/01/2025	319,413
908,525	4.50%, 06/01/2025	975,993
1,035,410	4.00%, 01/01/2026	1,096,801

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Government Agency — (continued)
$2,532,564	3.50%, 03/01/2026	$2,656,757
1,230,314	3.00%, 12/01/2026	1,265,061
2,874,530	3.00%, 04/01/2027	2,955,879
620,886	2.50%, 09/01/2027	616,536
1,961,115	3.00%, 09/01/2027	2,016,749
3,112,261	2.50%, 02/01/2028	3,112,979
4,686,470	2.50%, 06/01/2028	4,687,550
2,951,158	2.50%, 09/01/2028	2,951,838
134,613	6.00%, 01/01/2029	152,361
372,323	4.50%, 01/01/2030	399,226
1,042,812	4.00%, 09/01/2030	1,100,594
151,038	8.00%, 10/01/2030	173,450
3,043,658	4.50%, 08/01/2031	3,291,264
908,696	3.50%, 01/01/2032	935,022
735,783	3.50%, 04/01/2032	758,225
137,433	6.50%, 06/01/2032	154,316
95,318	7.00%, 07/01/2032	108,626
202,053	6.50%, 08/01/2032	226,969
1,735,402	3.00%, 09/01/2032	1,732,487
1,145,453	5.50%, 03/01/2033	1,271,892
165,754	5.50%, 05/01/2033	184,865
257,158	5.00%, 07/01/2033	281,897
65,689	5.00%, 09/01/2033	72,039
110,841	5.00%, 09/01/2033	121,367
493,414	5.00%, 12/01/2033	538,577
72,292	5.50%, 01/01/2034	80,240
60,286	5.50%, 01/01/2034	66,463
993,268	4.00%, 02/01/2034	1,047,535
629,748	5.50%, 03/01/2034	702,529
753,490	5.50%, 05/01/2034	837,768
212,252	5.50%, 02/01/2035	235,842
335,698	6.00%, 02/01/2035	377,188
3,817,742	4.00%, 05/01/2035	3,981,347
60,447	5.00%, 07/01/2035	65,920
266,697	5.00%, 09/01/2035	290,372
214,589	5.00%, 09/01/2035	235,277
247,585	6.00%, 10/01/2035	277,614
447,609	5.50%, 11/01/2035	497,147
94,245	6.00%, 11/01/2035	105,489
135,740	6.00%, 12/01/2035	151,771
198,289	6.00%, 02/01/2036	220,495
2,120,050	5.50%, 03/01/2036	2,349,797
230,260	5.50%, 04/01/2036	254,976
833,005	6.00%, 04/01/2036	926,289
117,092	6.00%, 04/01/2036	130,992
544,462	5.50%, 05/01/2036	603,976
1,677,282	6.00%, 06/01/2036	1,873,089
178,332	6.00%, 06/01/2036	199,133
96,689	6.00%, 07/01/2036	107,826
62,023	6.50%, 08/01/2036	69,577
382,847	5.50%, 10/01/2036	425,525
349,479	5.50%, 11/01/2036	386,270
3,763,705	6.00%, 12/01/2036	4,200,200
115,964	5.00%, 05/01/2037	126,205
226,747	5.00%, 07/01/2037	248,433
154,099	6.00%, 08/01/2037	171,356
2,115,248	5.50%, 01/01/2038	2,334,751
917,344	5.00%, 03/01/2038	998,358
1,039,765	6.00%, 03/01/2038	1,157,118
664,185	6.00%, 03/01/2038	742,278

Principal Amount		Fair Value

Government Agency — (continued)
$159,962	6.00%, 03/01/2038	$178,589
483,789	5.50%, 07/01/2038	536,983
989,356	6.00%, 11/01/2038	1,104,635
984,358	4.50%, 04/01/2039	1,055,274
626,355	4.50%, 05/01/2039	671,859
291,906	6.00%, 05/01/2039	326,027
1,011,216	4.50%, 06/01/2039	1,084,465
957,334	5.00%, 07/01/2039	1,041,880
433,297	4.50%, 08/01/2039	464,837
1,950,960	4.50%, 08/01/2039	2,092,601
2,248,161	5.00%, 08/01/2039	2,470,639
681,442	5.50%, 11/01/2039	752,177
534,698	5.00%, 12/01/2039	587,318
967,317	5.00%, 12/01/2039	1,071,788
864,669	4.50%, 03/01/2040	927,442
1,050,463	4.50%, 06/01/2040	1,121,292
1,315,938	5.00%, 06/01/2040	1,445,119
707,737	4.50%, 08/01/2040	758,013
888,696	4.50%, 09/01/2040	948,870
291,008	4.50%, 09/01/2040	311,942
626,086	4.50%, 11/01/2040	668,264
1,867,109	4.50%, 11/01/2040	2,002,375
932,352	5.00%, 11/01/2040	1,022,878
758,214	5.00%, 01/01/2041	835,475
1,331,350	4.00%, 02/01/2041	1,383,812
3,590,447	4.00%, 02/01/2041	3,735,609
5,154,308	4.50%, 03/01/2041	5,506,069
1,473,070	4.50%, 03/01/2041	1,579,440
4,360,057	4.50%, 06/01/2041	4,673,271
1,004,407	4.50%, 10/01/2041	1,077,091
902,950	4.00%, 11/01/2041	938,663
3,289,106	3.50%, 12/01/2041	3,311,357
2,309,748	4.00%, 12/01/2041	2,405,743
1,711,752	4.00%, 01/01/2042	1,779,317
2,222,979	4.50%, 01/01/2042	2,371,571
2,200,663	4.00%, 02/01/2042	2,288,319
2,920,374	3.50%, 04/01/2042	2,940,252
840,870	3.50%, 06/01/2042	846,629
3,459,068	3.50%, 07/01/2042	3,482,468
2,379,377	4.00%, 07/01/2042	2,473,651
873,794	3.50%, 08/01/2042	879,705
5,617,591	3.00%, 09/01/2042	5,429,066
3,675,248	3.00%, 09/01/2042	3,551,908
2,063,693	3.50%, 09/01/2042	2,058,217
1,710,018	3.50%, 10/01/2042	1,721,586
4,203,810	3.00%, 12/01/2042	4,062,731
3,046,860	3.00%, 02/01/2043	2,944,608
2,165,950	3.50%, 02/01/2043	2,180,602
2,814,732	3.00%, 03/01/2043	2,692,504
3,269,290	3.00%, 03/01/2043	3,133,697
2,964,654	3.50%, 03/01/2043	2,984,966
245,424	4.00%, 06/01/2043	255,374
1,852,808	3.50%, 08/01/2043	1,865,424
1,966,245	3.50%, 08/01/2043	1,959,859
974,340	3.50%, 09/01/2043	971,769
3,149,229	4.00%, 12/01/2043	3,280,234
3,867,329	5.00%, 01/01/2044	4,243,238
	Government National Mortgage Association
9,934	9.00%, 01/15/2017	10,596

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Government Agency — (continued)
$140,011	5.00%, 09/15/2018	$149,537
12,335	9.00%, 04/15/2021	13,563
30,268	7.00%, 07/15/2025	34,488
15,746	7.50%, 12/15/2025	17,636
494,491	3.50%, 02/15/2026	520,713
396,714	4.00%, 04/20/2026	421,592
829,362	3.50%, 11/20/2026	868,702
675,497	3.50%, 01/15/2027	709,926
3,967,312	2.50%, 04/15/2027	4,026,242
771,267	3.00%, 06/20/2027	799,902
608,958	5.00%, 11/15/2033	671,368
134,450	5.50%, 12/15/2035	149,883
188,121	5.00%, 12/20/2035	207,675
319,366	6.00%, 01/20/2036	358,096
419,920	5.50%, 02/20/2036	465,681
171,147	5.50%, 04/15/2037	190,316
1,130,644	5.00%, 01/15/2039	1,236,595
560,704	5.00%, 02/15/2039	613,402
1,213,634	4.50%, 03/15/2039	1,309,891
2,294,059	5.00%, 06/15/2039	2,522,102
1,124,218	4.00%, 11/15/2039	1,182,360
1,653,345	4.50%, 01/20/2040	1,785,022
2,603,147	4.50%, 02/15/2040	2,814,755
2,338,043	4.00%, 05/20/2040	2,462,342
1,302,993	4.00%, 07/15/2040	1,370,796
889,196	4.50%, 07/20/2040	959,883
423,429	5.50%, 07/20/2040	474,151
781,992	4.50%, 09/20/2040	846,921
2,151,400	4.00%, 10/15/2040	2,264,935
2,469,470	4.00%, 01/15/2041	2,598,236
863,240	5.00%, 03/20/2041	948,922
1,358,594	4.00%, 08/15/2041	1,428,872
1,065,981	4.00%, 09/15/2041	1,121,130
263,770	4.50%, 12/20/2041	284,330
2,587,939	3.50%, 06/15/2042	2,644,831
1,239,468	3.50%, 06/15/2042	1,266,716
3,708,289	3.50%, 06/20/2042	3,790,188
4,567,914	3.50%, 08/15/2042	4,668,334
1,847,761	3.00%, 10/15/2042	1,820,389
3,848,040	3.00%, 02/15/2043	3,791,036
938,619	3.00%, 02/15/2043	924,714
1,386,599	3.00%, 02/15/2043	1,366,058
2,870,975	3.00%, 04/20/2043	2,803,586
TOTAL MORTGAGE-BACKED SECURITIES — 29.25% (Cost $317,315,300)		$315,136,485

MUNICIPAL BONDS AND NOTES
2,000,000	City of Houston Texas Utility System Revenue
	3.83%, 05/15/2028	2,024,600
500,000	Indianapolis Local Public Improvement Bond Bank
	6.00%, 01/15/2040	575,445

Principal Amount		Fair Value

Municipal Bonds and Notes — (continued)
$1,000,000	New York State Dormitory Authority
	4.55%, 02/15/2021	$1,081,340
TOTAL MUNICIPAL BONDS AND NOTES — 0.34% (Cost $3,497,742)		$3,681,385

U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
2,500,000	0.50%, 11/20/2015(c)	2,504,692
1,250,000	4.75%, 12/16/2016	1,379,915
500,000	3.38%, 06/12/2020	533,589
	Federal Home Loan Mortgage Corp
4,000,000	0.50%, 04/17/2015	4,012,808
1,500,000	5.25%, 04/18/2016	1,644,737
1,250,000	5.50%, 07/18/2016(c)	1,390,861
1,000,000	3.75%, 03/27/2019	1,090,753
2,000,000	2.38%, 01/13/2022	1,958,974
	Federal National Mortgage Association
1,500,000	5.00%, 04/15/2015	1,574,700
5,000,000	0.50%, 07/02/2015	5,017,765
1,000,000	4.38%, 10/15/2015	1,062,246
3,250,000	1.25%, 09/28/2016	3,295,721
2,700,000	5.00%, 05/11/2017	3,026,913
500,000	Resolution Funding Corp
	9.38%, 10/15/2020	703,770
	Tennessee Valley Authority
1,750,000	1.88%, 08/15/2022	1,603,494
1,260,000	7.13%, 05/01/2030	1,711,900
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 3.02% (Cost $32,098,634)		$32,512,838

U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
1,000,000	0.25%, 02/15/2015	1,001,016
2,000,000	0.25%, 02/28/2015	2,002,032
4,550,000	0.25%, 03/31/2015	4,554,978
2,900,000	0.38%, 04/15/2015	2,906,798
3,000,000	0.13%, 04/30/2015	2,999,415
6,000,000	0.25%, 05/15/2015	6,006,564
750,000	2.13%, 05/31/2015	767,051
9,500,000	0.38%, 06/30/2015	9,524,861
2,000,000	1.88%, 06/30/2015	2,042,266
4,200,000	0.25%, 07/15/2015	4,203,772
6,500,000	1.75%, 07/31/2015	6,635,330
8,200,000	4.25%, 08/15/2015	8,654,526
4,400,000	0.25%, 09/15/2015	4,401,720
3,000,000	0.25%, 09/30/2015	3,001,173
5,250,000	1.25%, 09/30/2015	5,329,774
1,000,000	0.38%, 11/15/2015	1,001,523
5,800,000	4.50%, 11/15/2015	6,194,899
4,500,000	1.38%, 11/30/2015	4,579,803
3,700,000	2.13%, 12/31/2015	3,815,048
5,650,000	0.38%, 02/15/2016	5,649,780
2,250,000	0.38%, 03/15/2016	2,248,418
3,000,000	0.25%, 04/15/2016	2,987,577
See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

U.S. Treasury Bonds and Notes — (continued)
$6,600,000	2.00%, 04/30/2016	$6,808,309
1,350,000	7.25%, 05/15/2016	1,541,531
1,000,000	1.75%, 05/31/2016	1,026,562
5,000,000	3.25%, 05/31/2016	5,298,440
4,000,000	0.50%, 06/15/2016(c)	3,997,500
2,650,000	1.50%, 06/30/2016	2,705,486
2,500,000	3.25%, 06/30/2016	2,651,172
1,000,000	3.25%, 07/31/2016	1,062,109
4,800,000	4.88%, 08/15/2016	5,283,000
750,000	1.00%, 08/31/2016	756,621
3,000,000	0.88%, 09/15/2016	3,016,641
3,900,000	1.00%, 10/31/2016	3,928,946
7,600,000	3.13%, 10/31/2016	8,070,843
1,600,000	0.88%, 11/30/2016	1,605,501
5,000,000	0.88%, 12/31/2016	5,011,720
5,700,000	3.25%, 12/31/2016	6,080,743
4,500,000	0.88%, 02/28/2017(c)	4,500,351
7,500,000	0.88%, 04/30/2017	7,483,005
750,000	4.50%, 05/15/2017	831,211
2,000,000	0.63%, 05/31/2017	1,976,876
4,275,000	2.75%, 05/31/2017	4,508,791
2,000,000	2.50%, 06/30/2017	2,093,124
600,000	2.38%, 07/31/2017	625,360
3,200,000	4.75%, 08/15/2017	3,588,000
3,500,000	0.63%, 08/31/2017	3,440,664
1,750,000	1.88%, 08/31/2017	1,794,296
3,500,000	1.88%, 09/30/2017	3,585,312
1,000,000	0.75%, 10/31/2017	983,828
500,000	1.88%, 10/31/2017	511,875
4,000,000	0.75%, 12/31/2017	3,922,188
1,000,000	2.75%, 12/31/2017(c)	1,054,453
500,000	2.63%, 01/31/2018	524,844
2,250,000	0.75%, 03/31/2018	2,194,276
3,000,000	0.63%, 04/30/2018	2,906,016
2,300,000	2.63%, 04/30/2018	2,412,304
750,000	2.38%, 06/30/2018	778,125
7,350,000	1.50%, 08/31/2018	7,336,219
6,800,000	1.38%, 12/31/2018	6,712,878
3,000,000	1.25%, 01/31/2019	2,939,064
1,000,000	1.38%, 02/28/2019	983,750
750,000	3.13%, 05/15/2019	799,981
4,550,000	1.00%, 08/31/2019	4,340,982
2,000,000	1.25%, 10/31/2019	1,928,438
3,870,000	3.63%, 02/15/2020	4,223,137
1,000,000	1.13%, 04/30/2020	944,922
4,175,000	3.50%, 05/15/2020	4,523,024
2,400,000	2.63%, 08/15/2020	2,468,062
7,000,000	2.63%, 11/15/2020	7,180,467
1,900,000	3.63%, 02/15/2021(c)	2,066,843
3,800,000	3.13%, 05/15/2021(c)	4,002,468
4,250,000	8.13%, 05/15/2021	5,896,875
2,700,000	2.13%, 08/15/2021	2,653,382
2,000,000	2.00%, 11/15/2021	1,940,624
650,000	8.00%, 11/15/2021	906,344
3,600,000	2.00%, 02/15/2022	3,480,750
2,000,000	1.75%, 05/15/2022	1,887,188
700,000	1.63%, 08/15/2022	650,891
2,650,000	7.25%, 08/15/2022	3,614,974
2,500,000	1.63%, 11/15/2022(c)	2,313,477
6,000,000	1.75%, 05/15/2023(c)	5,558,436

Principal Amount		Fair Value

U.S. Treasury Bonds and Notes — (continued)
$3,000,000	2.50%, 08/15/2023	$2,957,109
1,800,000	6.25%, 08/15/2023	2,349,562
300,000	7.50%, 11/15/2024(c)	432,516
1,800,000	6.88%, 08/15/2025	2,513,531
2,250,000	6.75%, 08/15/2026	3,151,055
2,100,000	6.38%, 08/15/2027	2,881,595
1,900,000	6.13%, 11/15/2027	2,558,468
1,200,000	6.13%, 08/15/2029	1,636,313
3,050,000	6.25%, 05/15/2030	4,232,827
1,500,000	5.38%, 02/15/2031(c)	1,918,828
5,950,000	4.50%, 02/15/2036	6,983,812
2,000,000	4.75%, 02/15/2037	2,430,624
1,500,000	4.38%, 02/15/2038	1,728,984
1,750,000	4.50%, 05/15/2038	2,054,608
1,100,000	3.50%, 02/15/2039	1,103,437
3,200,000	4.38%, 11/15/2039	3,694,000
3,500,000	4.63%, 02/15/2040	4,196,171
2,775,000	4.38%, 05/15/2040	3,204,692
6,150,000	3.88%, 08/15/2040	6,555,519
3,750,000	4.38%, 05/15/2041	4,334,767
3,500,000	3.13%, 11/15/2041	3,244,062
1,750,000	3.13%, 02/15/2042	1,619,844
7,450,000	2.75%, 08/15/2042	6,360,437
6,500,000	2.88%, 05/15/2043	5,673,278
5,500,000	3.63%, 02/15/2044	5,563,591
TOTAL U.S. TREASURY BONDS AND NOTES — 33.58% (Cost $361,872,428)		$361,801,153

SHORT TERM INVESTMENTS
Repurchase Agreements — 2.92%
9,810,000	Repurchase agreement (principal amount/value $9,810,000 with a maturity value of $9,810,019) with Merrill Lynch, Pierce, Fenner & Smith, 0.07%, dated 3/31/14, to be repurchased at $9,810,019 on 4/1/14, collateralized by a Federal Home Loan Mortgage Corp security, 3.50%, 4/1/43, with a value of $10,006,201.	9,810,000

5,137,120	Undivided interest of 13.65% in a repurchase agreement (principal amount/value $37,660,983 with a maturity value of $37,661,067) with Goldman Sachs & Co, 0.08%, dated 3/31/14 to be repurchased at $5,137,120 on 4/1/14 collateralized by various U.S. Government Agency securities, 2.33% - 6.50%, 7/1/19 - 3/1/44, with a value of $38,414,203. (e)	5,137,120

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements - (continued)
$5,137,119	Undivided interest of 14.67% in a repurchase agreement (principal amount/value $35,009,177 with a maturity value of $35,009,255) with Merrill Lynch, Pierce, Fenner & Smith, 0.08%, dated 3/31/14 to be repurchased at $5,137,119 on 4/1/14 collateralized by various U.S. Government Agency securities, 1.33% - 5.00%, 11/1/19 - 12/1/44, with a value of $35,709,361. (e)	$5,137,119
5,137,119	Undivided interest of 7.13% in a repurchase agreement (principal amount/value $72,009,976 with a maturity value of $72,010,156) with Citigroup Global Markets Inc, 0.09%, dated 3/31/14 to be repurchased at $5,137,119 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 4/3/14 - 2/15/41, with a value of $73,450,177. (e)	5,137,11

Principal Amount		Fair Value

Repurchase Agreements - (continued)
$1,081,401	Undivided interest of 7.14% in a repurchase agreement (principal amount/value $15,158,735 with a maturity value of $15,158,756) with Credit Suisse Securities (USA) LLC, 0.05%, dated 3/31/14 to be repurchased at $1,081,401 on 4/1/14 collateralized by U.S. Treasury securities, 0.00%, 8/15/23 - 5/15/43, with a value of $15,461,929. (e)	$1,081,401

5,137,119	Undivided interest of 7.23% in a repurchase agreement (principal amount/value $71,082,880 with a maturity value of $71,082,998) with HSBC Securities (USA) Inc, 0.06%, dated 3/31/14 to be repurchased at $5,137,119 on 4/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/14 - 11/15/30, with a value of $72,504,705. (e)	5,137,119
TOTAL SHORT TERM INVESTMENTS - 2.92% (Cost $31,439,878)		$31,439,878

TOTAL INVESTMENTS - 101.84% (Cost $1,093,879,769)		$1,097,282,256
OTHER ASSETS & LIABILITIES, NET - (1.84)%		$(19,849,481)
TOTAL NET ASSETS - 100.00%		$1,077,432,775

(a)
Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2014, the aggregate cost and fair value of 144A securities was $76,751,556 and $77,877,483, respectively, representing 7.23% of net assets.

(b)				Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2014.
(c)				All or a portion of the security is on loan at March 31, 2014.
(d)				Restricted security; further details of these securities are included in a subsequent table.
(e)				Collateral received for securities on loan.
REIT				Real Estate Investment Trust
At March 31, 2014, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
BGS CTL Pass Through Trust	6.36%	06/15/2033	10/2/2009	$2,615,599	$2,826,826	0.26%

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND
Notes to Schedule of Investments
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Bond Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the debt securities that comprise the Barclays Capital Aggregate Bond Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

March 31, 2014

Class	Inputs

Fixed Income Investments:
Asset-Backed Securities
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.

Domestic Corporate Bonds and Notes, U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Corporate Bonds and Notes, Foreign Government Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Municipal Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2014, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

March 31, 2014

Restricted Securities

Restricted securities held by the Fund may not be sold except in exempt transactions or in public offerings registered under Rule 144A of the Securities Act of 1933, as amended.  Securities exempt from registration may normally be resold to qualified institutional buyers.  These securities are valued under methods approved by the Board of Directors.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid quarterly. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

March 31, 2014

2. UNREALIZED APPRECIATION (DEPRECIATION)
At March 31, 2014, the U.S. Federal income tax cost basis was $1,093,936,474. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $18,496,062 and gross depreciation of investments in which there was an excess of tax cost over value of $15,150,280 resulting in net appreciation of $3,345,782.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2014 the Fund had securities on loan valued at $21,154,325 and received collateral of $21,629,878 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

ASSET-BACKED SECURITIES
Government Agency — 3.60%
$152,794	Federal Home Loan Mortgage Corp Series T-34, Class A1V(a)
	0.39%, 07/25/2031	$148,124
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
848,387	Series 2011-K15, Class A1 2.26%, 10/25/2020	868,060
1,952,102	Series K032, Class A1 3.02%, 02/25/2023	2,013,390
1,992,884	Series K036, Class A1 2.78%, 04/25/2023	2,020,790
	Small Business Administration Participation Certificates
1,000,000	Series 2013-10F, Class 1 1.88%, 11/01/2023	996,961
3,000,000	Series 2014-10A, Class 1 2.14%, 01/01/2024	3,008,081
2,500,000	Series 2014-10B, Class 1 1.96%, 03/01/2024	2,462,598

		11,518,004

Non-Agency — 4.24%
1,500,000	ACE Securities Corp Mortgage Loan Trust Series 2007-D1, Class A2(b)(c)
	6.34%, 02/25/2038	1,466,619
367,516	Americold 2010 LLC Trust Series 2010-ARTA, Class A1(b)
	3.85%, 01/14/2029	382,181
1,500,000	Avis Budget Rental Car Funding AESOP LLC Series 2013-1A, Class A(b)
	1.92%, 09/20/2019	1,484,481
945,394	Citicorp Residential Mortgage Trust Series 2006-2, Class A6(c)
	5.67%, 09/25/2036	928,646
	Cronos Containers Program Ltd(b)
2,550,000	Series 2012-2A, Class A 3.81%, 09/18/2027	2,574,271
908,333	Series 2013-1A, Class A 3.08%, 04/18/2028	895,519
908,333	Global SC Finance II SRL Series 2013-1A, Class A(b)
	2.98%, 04/17/2028	893,656
1,372,131	HSBC Home Equity Loan Trust USA Series 2007-2, Class A3F(a)(c)
	5.81%, 07/20/2036	1,390,754
995,702	Invitation Homes Trust Series 2013-SFR1, Class A(a)(b)
	1.40%, 12/17/2030	995,706
500,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C4, Class A2(b)
	3.34%, 07/15/2046	522,675

Principal Amount		Fair Value

Non-Agency — (continued)
$260,665	Residential Funding Mortgage Securities II Home Loan Trust Series 2006-HI5, Class A3
	5.50%, 08/25/2025	$264,478
1,783,333	TAL Advantage V LLC Series 2013-1A, Class A(b)
	2.83%, 02/22/2038	1,748,195

		13,547,181

TOTAL ASSET-BACKED SECURITIES — 7.84% (Cost $25,170,870)		$25,065,185

CORPORATE BONDS AND NOTES
Consumer, Cyclical — 1.51%
1,000,000	Air Canada 2013-1 Class A Pass Through Trust(b)
	4.13%, 05/15/2025	1,002,500
1,806,213	JetBlue Airways 2004-2 G-1 Pass Through Trust(a)
	0.61%, 08/15/2016	1,783,635
2,000,000	United Airlines 2013-1 Class A Pass Through Trust
	4.30%, 08/15/2025	2,061,260

		4,847,395

Financial — 2.23%
1,664,360	Caledonia Generating LLC(b)
	1.95%, 02/28/2022	1,640,226
500,000	Ford Motor Credit Co LLC
	1.50%, 01/17/2017	498,512
2,500,000	Goldman Sachs Group Inc
	5.75%, 10/01/2016	2,770,225
1,000,000	Kimco Realty Corp
	3.13%, 06/01/2023	935,276
1,357,002	Santa Rosa Leasing LLC
	1.47%, 11/03/2024	1,278,794

		7,123,033

Utilities — 0.46%
1,314,034	New Valley Generation V Pass Through Trust
	4.93%, 01/15/2021	1,466,657

TOTAL CORPORATE BONDS AND NOTES — 4.20% (Cost $13,508,821)		$13,437,085

MORTGAGE-BACKED SECURITIES
Government Agency — 79.50%
2,853,391	Federal Deposit Insurance Corp Trust Series 2013-R1, Class A(b)
	1.15%, 03/25/2033	2,761,966
	Federal Home Loan Mortgage Corp
6,143	9.00%, 12/01/2014	6,204

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Government Agency — (continued)
$24,504	9.50%, 06/01/2020	$24,604
6,628	11.00%, 06/01/2020	6,665
41,919	11.00%, 07/01/2020	44,478
56,111	11.00%, 08/01/2020	59,710
169,439	5.50%, 04/01/2022	184,463
340,360	4.50%, 03/01/2024	364,209
1,311,166	4.50%, 04/01/2024	1,403,138
731,054	4.50%, 05/01/2024	782,333
668,945	4.50%, 12/01/2024	716,190
18,472	9.50%, 04/01/2025	21,229
724,311	4.00%, 03/01/2026	766,628
4,166,925	3.50%, 09/01/2026	4,371,791
3,562,527	3.00%, 12/01/2026	3,659,408
2,207,343	3.00%, 12/01/2026	2,269,758
1,905,130	3.00%, 04/01/2027	1,956,939
2,206,820	3.50%, 02/01/2032	2,269,636
138,825	7.50%, 03/01/2032	157,037
144,651	7.00%, 09/01/2032	165,437
469,522	5.50%, 05/01/2033	520,151
326,075	5.50%, 06/01/2033	361,330
322,508	5.50%, 08/01/2033	357,260
182,755	5.50%, 01/01/2034	202,482
497,188	5.50%, 10/01/2034	550,767
489,248	5.00%, 08/01/2035	532,559
340,074	5.00%, 09/01/2035	373,043
912,792	5.00%, 09/01/2035	991,585
582,344	5.00%, 09/01/2035	633,222
245,524	5.50%, 09/01/2035	271,191
1,278,396	5.00%, 12/01/2035	1,390,099
91,168	5.00%, 01/01/2036	99,145
901,486	6.00%, 01/01/2036	1,011,673
617,014	6.00%, 03/01/2036	691,500
435,443	6.00%, 07/01/2036	488,520
492,230	6.00%, 11/01/2036	549,986
141,464	5.50%, 05/01/2038	155,287
94,259	6.00%, 05/01/2038	104,833
383,335	5.00%, 06/01/2038	415,875
2,600,218	5.00%, 03/01/2040	2,854,612
1,608,853	4.50%, 06/01/2040	1,724,906
1,068,865	4.00%, 02/01/2041	1,109,283
966,589	3.50%, 02/01/2042	972,178
2,732,530	3.50%, 04/01/2042	2,748,333
3,181,624	3.50%, 06/01/2042	3,200,023
1,601,095	3.50%, 06/01/2042	1,610,354
2,021,445	3.50%, 06/01/2042	2,033,135
5,435,975	3.50%, 08/01/2042	5,468,020
1,539,102	3.50%, 09/01/2042	1,534,800
2,165,103	3.50%, 09/01/2042	2,177,624
1,907,173	3.00%, 11/01/2042	1,841,265
704,566	3.50%, 11/01/2042	708,641
3,686,641	3.00%, 12/01/2042	3,559,238
1,062,286	3.00%, 02/01/2043	1,025,575
2,791,118	3.00%, 02/01/2043	2,694,663
3,207,668	3.00%, 04/01/2043	3,096,817
2,565,613	3.00%, 06/01/2043	2,476,950
3,667,080	3.00%, 06/01/2043	3,540,353
363,784	3.00%, 07/01/2043	351,213
746,201	4.00%, 12/01/2043	774,676

Principal Amount		Fair Value

Government Agency — (continued)
	Federal National Mortgage Association
$1,338	6.50%, 07/01/2014	$1,344
138,764	6.50%, 02/01/2017	144,910
53,685	6.50%, 02/01/2017	55,837
161,562	6.00%, 03/01/2017	168,128
38,558	5.50%, 01/01/2018	41,280
236,812	5.50%, 04/01/2018	253,511
370,252	5.50%, 04/01/2018	396,437
275,624	5.00%, 05/01/2018	293,212
324,595	5.00%, 05/01/2018	345,307
156,742	5.00%, 05/01/2018	166,739
65,688	5.00%, 06/01/2018	69,864
939,973	5.00%, 08/01/2018	999,833
205,068	5.00%, 08/01/2018	218,160
16,588	9.50%, 09/01/2020	16,860
12,665	8.50%, 08/01/2021	12,713
174,079	5.00%, 06/01/2023	187,491
11,090	8.50%, 08/01/2024	12,713
928,865	4.00%, 07/01/2025	983,700
888,509	4.00%, 09/01/2025	941,120
752,936	4.00%, 12/01/2025	797,379
1,453,036	3.50%, 01/01/2026	1,524,276
971,608	3.50%, 03/01/2026	1,019,297
87,062	8.50%, 11/01/2026	94,099
896,035	3.00%, 06/01/2027	921,448
2,353,338	3.00%, 09/01/2027	2,420,099
635,939	4.50%, 02/01/2030	681,914
633,238	4.50%, 03/01/2030	686,626
116,516	7.00%, 02/01/2031	130,424
150,393	7.00%, 09/01/2031	174,957
388,312	6.50%, 12/01/2031	436,494
152,904	7.00%, 12/01/2031	171,069
58,153	7.00%, 12/01/2031	65,117
939,164	6.50%, 01/01/2032	1,074,342
99,962	6.50%, 01/01/2032	114,419
137,534	7.00%, 01/01/2032	153,750
226,081	6.50%, 02/01/2032	253,842
185,447	6.50%, 02/01/2032	208,306
4,391,053	3.50%, 07/01/2032	4,525,578
399,691	6.00%, 02/01/2033	437,195
449,227	6.00%, 03/01/2033	507,826
112,417	5.50%, 07/01/2033	125,008
461,562	5.50%, 07/01/2033	513,179
729,145	5.00%, 09/01/2033	799,633
277,103	5.00%, 09/01/2033	303,418
282,902	5.00%, 09/01/2033	310,104
298,470	5.50%, 09/01/2033	331,689
187,068	5.00%, 11/01/2033	205,066
563,444	5.50%, 11/01/2033	629,457
243,569	5.50%, 12/01/2033	270,829
372,126	5.50%, 03/01/2034	413,891
256,406	5.50%, 10/01/2034	285,189
474,062	5.50%, 12/01/2034	526,876
462,101	5.50%, 01/01/2035	513,313
337,064	5.50%, 02/01/2035	374,974
468,117	5.50%, 02/01/2035	520,429
212,252	5.50%, 02/01/2035	235,842
362,874	5.50%, 02/01/2035	403,396
439,051	5.50%, 05/01/2035	492,001

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Government Agency — (continued)
$70,877	5.00%, 08/01/2035	$77,421
459,834	5.00%, 09/01/2035	504,164
472,464	5.50%, 10/01/2035	525,090
897,634	6.00%, 12/01/2035	1,009,010
527,073	5.50%, 01/01/2036	584,386
517,847	6.00%, 01/01/2036	579,620
195,962	6.00%, 02/01/2036	219,376
212,207	6.00%, 03/01/2036	237,971
733,956	5.50%, 05/01/2036	814,712
152,974	6.00%, 12/01/2036	170,734
297,268	6.00%, 05/01/2037	330,885
421,226	5.00%, 07/01/2037	461,512
1,420,689	5.50%, 03/01/2038	1,567,225
870,041	5.50%, 06/01/2038	959,057
593,707	4.50%, 02/01/2039	636,726
1,673,408	4.50%, 04/01/2039	1,793,966
825,301	5.00%, 04/01/2039	904,288
1,285,676	4.50%, 05/01/2039	1,379,080
1,573,811	4.50%, 05/01/2039	1,700,293
739,543	4.50%, 06/01/2039	794,014
2,696,577	4.50%, 06/01/2039	2,891,907
634,062	4.50%, 08/01/2039	680,095
1,669,332	4.50%, 08/01/2039	1,781,498
2,124,022	5.00%, 11/01/2039	2,333,202
929,909	5.00%, 12/01/2039	1,021,422
437,245	4.50%, 03/01/2040	466,513
1,145,714	5.00%, 06/01/2040	1,256,222
436,511	4.50%, 09/01/2040	467,913
2,333,229	5.00%, 09/01/2040	2,547,701
1,138,338	4.50%, 11/01/2040	1,215,025
1,516,428	5.00%, 01/01/2041	1,670,950
995,378	4.50%, 02/01/2041	1,067,929
317,816	4.00%, 03/01/2041	330,326
660,717	4.50%, 03/01/2041	708,190
1,473,070	4.50%, 03/01/2041	1,579,440
3,921,022	4.50%, 03/01/2041	4,188,615
1,466,531	4.50%, 04/01/2041	1,566,209
2,435,007	4.50%, 08/01/2041	2,601,485
1,342,776	4.00%, 09/01/2041	1,397,234
1,506,610	4.50%, 10/01/2041	1,615,636
3,805,044	3.50%, 12/01/2041	3,830,785
641,379	4.00%, 12/01/2041	666,816
2,063,465	4.00%, 12/01/2041	2,145,225
2,309,748	4.00%, 12/01/2041	2,405,743
2,985,143	4.50%, 01/01/2042	3,184,681
5,508,887	3.50%, 04/01/2042	5,546,384
1,787,306	3.50%, 08/01/2042	1,799,397
634,589	3.00%, 09/01/2042	613,292
2,584,039	3.50%, 09/01/2042	2,577,183
2,733,104	3.00%, 10/01/2042	2,641,381
1,729,442	3.50%, 10/01/2042	1,741,141
2,098,658	3.50%, 10/01/2042	2,112,855
1,758,047	3.50%, 10/01/2042	1,769,940
959,943	3.00%, 02/01/2043	920,148
703,683	3.00%, 03/01/2043	673,126
2,964,654	3.50%, 03/01/2043	2,984,965
2,987,287	3.00%, 05/01/2043	2,887,034
2,144,802	3.00%, 07/01/2043	2,052,062
1,413,985	3.50%, 08/01/2043	1,423,613
983,123	3.50%, 08/01/2043	979,929

Principal Amount		Fair Value

Government Agency — (continued)
$1,461,510	3.50%, 09/01/2043	$1,457,654
	Government National Mortgage Association
6,628	9.00%, 07/15/2018	6,660
3,732	9.50%, 05/20/2022	3,751
7,681	8.00%, 11/20/2023	8,612
1,070,872	3.50%, 11/20/2026	1,121,667
1,350,995	3.50%, 01/15/2027	1,419,853
907,123	Series 2012-3 , Class AK 3.00%, 01/16/2027	942,567
5,418	7.50%, 10/20/2028	6,406
4,571	7.50%, 12/20/2028	5,163
1,635,820	5.00%, 06/15/2033	1,804,833
482,318	5.00%, 10/20/2033	532,710
909,898	6.00%, 12/20/2033	1,047,191
415,717	5.00%, 02/20/2034	458,953
426,015	5.50%, 11/20/2034	475,718
230,873	5.50%, 02/20/2035	257,809
317,174	5.50%, 04/20/2035	356,543
376,241	5.00%, 12/20/2035	415,349
238,075	5.50%, 05/20/2039	264,052
3,706,653	4.00%, 05/20/2040	3,903,713
4,269,850	4.00%, 12/15/2040	4,491,892
2,832,029	4.00%, 01/15/2041	2,982,429
3,871,663	4.50%, 02/20/2041	4,195,294
3,001,612	4.00%, 03/20/2041	3,160,017
996,626	4.00%, 05/20/2041	1,049,084
4,084,859	4.00%, 07/20/2041	4,300,198
1,803,968	4.00%, 09/15/2041	1,897,296
1,661,060	3.50%, 08/15/2042	1,697,576
1,888,434	3.00%, 04/20/2043	1,844,108
	National Credit Union Administration Guaranteed Notes Trust
3,199,372	Series 2010-R1, Class 1A 0.61%, 10/07/2020(a)	3,218,175
2,635,179	Series 2010-C1, Class A1 1.60%, 10/29/2020	2,651,055
720,852	Series 2010-C1, Class APT 2.65%, 10/29/2020	739,171
1,546,624	Series 2010-R2, Class 2A 0.63%, 11/05/2020(a)	1,553,995
488,046	Series 2010-R3, Class 3A 2.40%, 12/08/2020	496,162
	Vendee Mortgage Trust
838,203	Series 1993-3, Class 1 5.64%, 09/15/2023(a)	920,401
1,698,154	Series 1996-3, Class 1Z 6.75%, 09/15/2026	1,924,537
1,773,940	Series 2011-2, Class V 3.75%, 02/15/2028	1,836,748
667,399	Series 2003-1, Class G 5.75%, 03/15/2030	677,493
882,506	Series 2002-1, Class 1A 6.00%, 10/15/2031	992,456
3,018,142	Series 2008-1, Class GD 5.25%, 01/15/2032	3,368,997

		254,235,930

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Non-Agency — 0.04%
$115,968	Sequoia Mortgage Trust Series 2011-1, Class A1
	4.13%, 02/25/2041	$118,157

TOTAL MORTGAGE-BACKED SECURITIES — 79.54% (Cost $252,175,423)		$254,354,087

U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
8,500,000	0.38%, 08/28/2015(d)	8,511,330
1,700,000	5.00%, 11/17/2017(d)	1,927,836
3,400,000	1.75%, 12/14/2018(d)	3,391,646
4,000,000	1.75%, 03/12/2021	3,823,100

TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 5.52% (Cost $17,618,379)		$17,653,912

U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
1,650,000	2.38%, 12/31/2020	1,662,890
3,000,000	1.75%, 05/15/2023	2,779,218
400,000	5.38%, 02/15/2031	511,687
500,000	4.50%, 02/15/2036	586,875
2,500,000	2.88%, 05/15/2043	2,182,030

TOTAL U.S. TREASURY BONDS AND NOTES — 2.41% (Cost $7,620,154)		$7,722,700

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 2.79%
8,920,000	International Bank for Reconstruction & Development
	0.01%, 04/01/2014	8,920,000

U.S. Government Agency Bonds and Notes — 0.16%
500,000	Federal Home Loan Bank
	0.02%, 04/02/2014	500,000
Repurchase Agreements — 3.15%
503,721	Undivided interest of 3.32% in a repurchase agreement (principal amount/value $15,158,735 with a maturity value of $15,158,756) with Credit Suisse Securities (USA) LLC, 0.05%, dated 3/31/14 to be repurchased at $503,721 on 4/1/14 collateralized by U.S. Treasury securities, 0.00%, 8/15/23 - 5/15/43, with a value of $15,461,929. (e)	503,721

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$2,392,883	Undivided interest of 3.33% in a repurchase agreement (principal amount/value $72,009,976 with a maturity value of $72,010,156) with Citigroup Global Markets Inc, 0.09%, dated 3/31/14 to be repurchased at $2,392,883 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 4/3/14 - 2/15/41, with a value of $73,450,177. (e)	$2,392,883

2,392,882	Undivided interest of 3.37% in a repurchase agreement (principal amount/value $71,082,880 with a maturity value of $71,082,998) with HSBC Securities (USA) Inc, 0.06%, dated 3/31/14 to be repurchased at $2,392,882 on 4/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/14 - 11/15/30, with a value of $72,504,705. (e)	2,392,882

2,392,882	Undivided interest of 6.35% in a repurchase agreement (principal amount/value $37,660,983 with a maturity value of $37,661,067) with Goldman Sachs & Co, 0.08%, dated 3/31/14 to be repurchased at $2,392,882 on 4/1/14 collateralized by various U.S. Government Agency securities, 2.33% - 6.50%, 7/1/19 - 3/1/44, with a value of $38,414,203. (e)	2,392,882

2,392,882	Undivided interest of 6.84% in a repurchase agreement (principal amount/value $35,009,177 with a maturity value of $35,009,255) with Merrill Lynch, Pierce, Fenner & Smith, 0.08%, dated 3/31/14 to be repurchased at $2,392,882 on 4/1/14 collateralized by various U.S. Government Agency securities, 1.33% - 5.00%, 11/1/19 - 12/1/44, with a value of $35,709,361. (e)	2,392,882

		10,075,250

TOTAL SHORT TERM INVESTMENTS — 6.10% (Cost $19,495,250)		$19,495,250

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

TOTAL INVESTMENTS — 105.61% (Cost $335,588,897)	$337,728,219
OTHER ASSETS & LIABILITIES, NET — (5.61)%	$(17,951,598)
TOTAL NET ASSETS — 100.00%	$319,776,621

(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2014.
(b)
Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2014, the aggregate cost and fair value of 144A securities was $16,602,152 and $16,367,995, respectively, representing 5.12% of net assets.

(c)
Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2014. Maturity date disclosed represents final maturity date.

(d)	All or a portion of the security is on loan at March 31, 2014.
(e)	Collateral received for securities on loan.

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Notes to Schedule of Investments
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West U.S. Government Mortgage Securities Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

March 31, 2014

Class	Inputs
Fixed Income Investments: Asset-Backed Securities
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Domestic Corporate Bonds and Notes, U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Corporate Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2014, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Restricted Securities

Restricted securities held by the Fund may not be sold except in exempt transactions or in public offerings registered under Rule 144A of the Securities Act of 1933, as amended.  Securities exempt from registration may normally be resold to qualified institutional buyers.  These securities are valued under methods approved by the Board of Directors.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

March 31, 2014

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid quarterly. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)
At March 31, 2014, the U.S. Federal income tax cost basis was $335,588,897. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $5,934,494 and gross depreciation of investments in which there was an excess of tax cost over value of $3,795,172 resulting in net appreciation of $2,139,322.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2014 the Fund had securities on loan valued at $9,871,068 and received collateral of $10,075,250 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 4.80%
29,283	A Schulman Inc	$1,061,802
139,570	AK Steel Holding Corp (a)(b)	1,007,695
24,797	AMCOL International Corp	1,135,207
25,297	American Vanguard Corp	547,680
30,598	Balchem Corp	1,594,768
50,612	Century Aluminum Co (a)	668,585
21,087	Clearwater Paper Corp (a)	1,321,522
10,949	Deltic Timber Corp	714,203
64,941	Globe Specialty Metals Inc	1,352,072
9,299	Hawkins Inc	341,645
50,127	HB Fuller Co	2,420,132
22,056	Innophos Holdings Inc	1,250,575
18,115	Kaiser Aluminum Corp	1,293,773
81,191	KapStone Paper & Packaging Corp (a)	2,341,548
32,323	Kraton Performance Polymers Inc (a)	844,923
21,198	Materion Corp	719,248
16,596	Neenah Paper Inc	858,345
32,145	OM Group Inc	1,067,857
44,054	PH Glatfelter Co	1,199,150
95,141	PolyOne Corp (c)	3,487,869
13,084	Quaker Chemical Corp	1,031,412
30,532	Schweitzer-Mauduit International Inc	1,300,358
18,749	Stepan Co	1,210,435
119,345	Stillwater Mining Co (a)	1,767,500
53,383	US Silica Holdings Inc (b)	2,037,629
50,062	Wausau Paper Corp	637,289
22,376	Zep Inc	396,055

		33,609,277

Communications — 4.27%
78,910	8x8 Inc (a)	853,017
26,991	Anixter International Inc	2,740,126
118,396	ARRIS Group Inc (a)(c)	3,336,399
9,779	Atlantic Tele-Network Inc	644,632
15,398	Black Box Corp	374,787
42,192	Blucora Inc (a)	830,760
12,411	Blue Nile Inc (a)	431,903
33,487	CalAmp Corp (a)	933,283
26,043	Cbeyond Inc (a)	188,812
207,428	Cincinnati Bell Inc (a)	717,701
32,311	comScore Inc (a)	1,059,478
15,433	Comtech Telecommunications Corp	491,695
36,304	Dice Holdings Inc (a)	270,828
30,520	EW Scripps Co Class A (a)	540,814
18,023	FTD Cos Inc (a)	573,312
29,627	General Communication Inc Class A (a)	338,044
100,724	Harmonic Inc (a)	719,169
45,519	Harte-Hanks Inc	402,388
21,058	HealthStream Inc (a)	562,249
56,198	Ixia (a)	702,475
26,429	Liquidity Services Inc (a)(b)	688,475
22,901	LogMeIn Inc (a)	1,028,026
17,160	Lumos Networks Corp	229,429

Shares		Fair Value

Communications — (continued)
36,460	NETGEAR Inc (a)	$1,229,796
59,040	NIC Inc	1,140,062
15,041	NTELOS Holdings Corp (b)	203,054
23,590	OpenTable Inc (a)	1,814,779
18,805	Oplink Communications Inc (a)	337,738
16,123	PC-Tel Inc	140,754
32,421	Perficient Inc (a)	587,469
19,175	Procera Networks Inc (a)	199,228
29,176	QuinStreet Inc (a)	193,729
26,008	Scholastic Corp	896,756
22,646	Sizmek Inc (a)	240,727
14,446	Stamps.com Inc (a)	484,808
21,708	USA Mobility Inc	394,434
29,997	VASCO Data Security International Inc (a)	226,177
42,408	ViaSat Inc (a)(c)	2,927,848
23,499	XO Group Inc (a)	238,280

		29,913,441

Consumer, Cyclical — 15.56%
77,314	Aeropostale Inc (a)(b)	388,116
14,695	Allegiant Travel Co	1,644,811
11,780	American Woodmark Corp (a)	396,515
13,639	Arctic Cat Inc	651,808
37,575	Barnes & Noble Inc (a)	785,318
17,862	Big 5 Sporting Goods Corp	286,685
1,463	Biglari Holdings Inc (a)	713,198
24,775	BJ's Restaurants Inc (a)	810,390
75,167	Boyd Gaming Corp (a)	992,204
41,862	Brown Shoe Co Inc	1,111,018
28,522	Buckle Inc (b)	1,306,308
18,996	Buffalo Wild Wings Inc (a)	2,828,504
77,347	Callaway Golf Co	790,486
38,931	Casey's General Stores Inc	2,631,346
27,824	Cash America International Inc	1,077,345
26,815	Cato Corp Class A	725,078
22,025	Children's Place Retail Stores Inc	1,097,065
38,800	Christopher & Banks Corp (a)	256,468
23,751	Cracker Barrel Old Country Store Inc	2,309,547
89,954	Crocs Inc (a)	1,403,282
37,681	Daktronics Inc	542,230
16,453	DineEquity Inc	1,284,486
30,716	Dorman Products Inc (a)	1,814,087
17,313	DTS Inc (a)	342,105
26,006	Ethan Allen Interiors Inc (b)	661,853
54,353	Ezcorp Inc Class A (a)	586,469
49,970	Finish Line Inc Class A	1,353,687
28,929	First Cash Financial Services Inc (a)	1,459,757
42,412	Francesca's Holdings Corp (a)	769,354
33,598	Fred's Inc Class A	605,100
20,169	G&K Services Inc Class A	1,233,738
16,821	G-III Apparel Group Ltd (a)	1,204,047
24,325	Genesco Inc (a)	1,813,915
21,553	Group 1 Automotive Inc	1,415,170
20,638	Haverty Furniture Cos Inc	612,949
26,005	Hibbett Sports Inc (a)(b)	1,375,144
49,206	Iconix Brand Group Inc (a)	1,932,320

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

Consumer, Cyclical — (continued)
57,679	Interface Inc	$1,185,303
39,173	Interval Leisure Group Inc	1,023,982
28,929	iRobot Corp (a)(b)	1,187,535
42,068	Jack in the Box Inc (a)	2,479,488
17,641	JAKKS Pacific Inc (b)	127,368
28,388	Jos A Bank Clothiers Inc (a)	1,825,348
14,418	Kirkland's Inc (a)	266,589
52,519	La-Z-Boy Inc	1,423,265
22,887	Lithia Motors Inc Class A	1,521,070
27,573	Lumber Liquidators Holdings Inc (a)	2,586,347
25,172	M/I Homes Inc (a)	564,356
17,756	Marcus Corp	296,525
24,505	MarineMax Inc (a)	372,231
30,031	Marriott Vacations Worldwide Corp (a)	1,679,033
45,327	Men's Wearhouse Inc	2,220,117
36,121	Meritage Homes Corp (a)	1,512,748
41,328	Mobile Mini Inc	1,791,982
9,654	Monarch Casino & Resort Inc (a)	178,889
29,785	Multimedia Games Holding Co Inc (a)	864,956
13,021	MWI Veterinary Supply Inc (a)	2,026,328
14,710	Oxford Industries Inc	1,150,322
31,125	Papa John's International Inc	1,621,924
54,587	Pep Boys-Manny Moe & Jack (a)	694,347
11,887	Perry Ellis International Inc (a)	163,327
20,366	PetMed Express Inc (b)	273,108
60,135	Pinnacle Entertainment Inc (a)	1,425,200
45,204	Pool Corp	2,771,909
130,432	Quiksilver Inc (a)	979,544
13,342	Red Robin Gourmet Burgers Inc (a)	956,355
44,909	Regis Corp	615,253
56,997	Ruby Tuesday Inc (a)	319,753
35,292	Ruth's Hospitality Group Inc	426,680
46,852	Ryland Group Inc	1,870,800
28,690	ScanSource Inc (a)	1,169,691
54,848	Select Comfort Corp (a)	991,652
39,647	Skechers U.S.A. Inc Class A (a)	1,448,701
51,886	SkyWest Inc	662,065
35,088	Sonic Automotive Inc Class A	788,778
52,537	Sonic Corp (a)	1,197,318
32,691	Spartan Motors Inc	168,032
31,774	Stage Stores Inc	776,874
21,349	Standard Motor Products Inc	763,654
149,986	Standard Pacific Corp (a)	1,246,384
28,589	Stein Mart Inc	400,532
58,865	Steven Madden Ltd (a)	2,117,963
24,120	Superior Industries International Inc	494,219
59,978	Texas Roadhouse Inc	1,564,226
54,694	Titan International Inc	1,038,639
56,619	Toro Co (c)	3,577,755
36,010	Tuesday Morning Corp (a)	509,542
15,430	UniFirst Corp	1,696,374
39,912	United Stationers Inc (b)	1,639,186
16,004	Universal Electronics Inc (a)	614,394
30,480	Vitamin Shoppe Inc (a)	1,448,410
18,145	VOXX International Corp (a)	248,224
27,799	Winnebago Industries Inc (a)	761,415
101,742	Wolverine World Wide Inc	2,904,734

Shares		Fair Value

Consumer, Cyclical — (continued)
33,216	Zale Corp (a)	$694,547
22,239	Zumiez Inc (a)	539,073

		109,076,267
Consumer, Non-cyclical — 16.13%
21,106	Abaxis Inc (a)	820,601
35,872	ABIOMED Inc (a)(b)	934,107
52,110	ABM Industries Inc	1,497,641
41,924	Acorda Therapeutics Inc (a)	1,589,339
69,620	Affymetrix Inc (a)	496,391
35,095	Air Methods Corp (a)	1,875,126
71,221	Akorn Inc (a)	1,566,862
83,681	Alliance One International Inc (a)	244,349
8,199	Almost Family Inc (a)	189,397
31,777	Amedisys Inc (a)	473,159
17,674	American Public Education Inc (a)	620,004
45,185	AMN Healthcare Services Inc (a)	620,842
32,753	Amsurg Corp (a)	1,542,011
26,398	Andersons Inc	1,563,818
11,730	Anika Therapeutics Inc (a)	482,103
16,860	Annie's Inc (a)	677,603
47,656	Arqule Inc (a)	97,695
54,272	B&G Foods Inc	1,634,130
24,228	Bio-Reference Labs Inc (a)(b)	670,631
8,939	Blyth Inc (b)	95,915
8,839	Boston Beer Co Inc Class A (a)(b)	2,163,169
15,289	Cal-Maine Foods Inc	959,843
14,017	Calavo Growers Inc (b)	498,725
29,886	Cambrex Corp (a)	563,949
33,471	Cantel Medical Corp	1,128,642
11,009	Capella Education Co	695,218
44,660	Cardtronics Inc (a)	1,735,041
56,026	Career Education Corp (a)	417,954
14,622	CDI Corp	250,767
58,201	Centene Corp (a)(c)	3,623,012
43,761	Central Garden & Pet Co Class A (a)	361,903
17,913	Chemed Corp (b)	1,602,318
27,301	CONMED Corp	1,186,228
11,663	Corvel Corp (a)	580,351
26,808	Cross Country Healthcare Inc (a)	216,341
24,061	CryoLife Inc	239,648
24,596	Cyberonics Inc (a)	1,604,889
19,764	Cynosure Inc (a)	579,085
21,937	Diamond Foods Inc (a)(b)	766,259
28,664	Emergent Biosolutions Inc (a)	724,339
19,157	Ensign Group Inc	836,012
30,804	ExlService Holdings Inc (a)	952,152
12,293	Forrester Research Inc	440,704
27,152	Gentiva Health Services Inc (a)	247,626
24,253	Greatbatch Inc (a)	1,113,698
22,158	Green Dot Corp Class A (a)	432,746
51,454	Haemonetics Corp (a)	1,676,886
34,852	Hanger Inc (a)	1,173,815
69,733	Healthcare Services Group Inc	2,026,441
34,144	Healthways Inc (a)(b)	585,228
36,909	Heartland Payment Systems Inc (b)	1,529,878
16,663	Heidrick & Struggles International Inc	334,426

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

Consumer, Cyclical — (continued)
27,035	Helen of Troy Ltd (a)	$1,871,633
10,926	Hi-Tech Pharmacal Co Inc (a)	473,424
13,035	ICU Medical Inc (a)	780,536
64,674	Impax Laboratories Inc (a)	1,708,687
22,669	Insperity Inc	702,286
23,220	Integra LifeSciences Holdings Corp (a)	1,067,888
17,013	Inter Parfums Inc	616,041
29,257	Invacare Corp	557,931
17,320	IPC The Hospitalist Co Inc (a)	850,066
18,470	ITT Educational Services Inc (a)(b)	529,720
14,597	J&J Snack Foods Corp	1,400,874
27,599	Kelly Services Inc Class A	654,924
55,176	Kindred Healthcare Inc	1,292,222
50,295	Korn/Ferry International (a)	1,497,282
9,103	Landauer Inc	412,639
12,488	LHC Group Inc (a)	275,485
20,737	Ligand Pharmaceuticals Inc (a)	1,394,771
143,008	Live Nation Entertainment Inc (a)(c)	3,110,424
38,259	Luminex Corp (a)	692,871
27,484	Magellan Health Services Inc (a)	1,631,175
68,107	MAXIMUS Inc (c)	3,055,280
63,842	Medicines Co (a)	1,814,390
12,171	Medifast Inc (a)	354,054
42,455	Meridian Bioscience Inc	925,094
39,319	Merit Medical Systems Inc (a)	562,262
28,504	Molina Healthcare Inc (a)	1,070,610
44,997	Momenta Pharmaceuticals Inc (a)	524,215
30,264	Monro Muffler Brake Inc (b)	1,721,416
97,080	Monster Worldwide Inc (a)	726,158
27,807	Natus Medical Inc (a)	717,421
49,124	Navigant Consulting Inc (a)	916,654
36,999	Neogen Corp (a)(b)	1,663,105
29,084	Nutrisystem Inc	438,296
45,284	NuVasive Inc (a)	1,739,358
47,008	On Assignment Inc (a)	1,814,039
57,115	PAREXEL International Corp (a)(c)	3,089,350
29,384	PharMerica Corp (a)	822,164
52,529	Prestige Brands Holdings Inc (a)	1,431,415
55,923	Questcor Pharmaceuticals Inc (b)(c)	3,631,080
39,140	Resources Connection Inc	551,483
20,269	Sanderson Farms Inc	1,590,914
6,859	Seneca Foods Corp Class A (a)	215,921
49,750	Snyder's-Lance Inc	1,402,453
36,960	Spartan Stores Inc	857,842
52,974	Spectrum Pharmaceuticals Inc (a)(b)	415,316
10,758	Strayer Education Inc (a)(b)	499,494
14,264	SurModics Inc (a)	322,366
37,040	Symmetry Medical Inc (a)	372,622
19,028	TeleTech Holdings Inc (a)	466,376
36,845	TreeHouse Foods Inc (a)	2,652,472
41,842	TrueBlue Inc (a)	1,224,297
22,266	Universal Technical Institute Inc	288,345
20,051	Viad Corp	482,026
14,417	WD-40 Co	1,118,327
70,588	West Pharmaceutical Services Inc (c)	3,109,401

		113,045,912

Shares		Fair Value

Energy — 4.55%
34,470	Approach Resources Inc (a)(b)	$720,768
213,678	Arch Coal Inc (b)	1,029,928
26,379	Basic Energy Services Inc (a)	723,048
46,133	C&J Energy Services Inc (a)(b)	1,345,238
41,290	Carrizo Oil & Gas Inc (a)	2,207,363
62,021	Cloud Peak Energy Inc (a)	1,311,124
44,667	Comstock Resources Inc	1,020,641
15,240	Contango Oil & Gas Co (a)	727,558
59,375	Exterran Holdings Inc	2,605,375
45,626	Flotek Industries Inc (a)	1,270,684
112,714	Forest Oil Corp (a)	215,284
22,492	FutureFuel Corp	456,588
13,027	Geospace Technologies Corp (a)	861,997
26,572	Green Plains Renewable Energy Inc	796,097
13,018	Gulf Island Fabrication Inc	281,319
33,024	Hornbeck Offshore Services Inc (a)	1,380,733
126,811	ION Geophysical Corp (a)	533,874
26,162	Matrix Service Co (a)	883,752
89,238	Newpark Resources Inc (a)	1,021,775
57,243	Northern Oil & Gas Inc (a)(b)	836,893
35,585	PDC Energy Inc (a)	2,215,522
53,399	Penn Virginia Corp (a)(b)	933,949
54,688	PetroQuest Energy Inc (a)	311,722
63,252	Pioneer Energy Services Corp (a)	819,113
18,909	SEACOR Holdings Inc (a)	1,634,116
49,960	Stone Energy Corp (a)	2,096,821
70,694	SunCoke Energy Inc (a)	1,614,651
42,811	Swift Energy Co (a)(b)	460,646
31,668	Tesco Corp (a)	585,858
78,387	TETRA Technologies Inc (a)	1,003,354

		31,905,791

Financial — 21.11%
56,448	Acadia Realty Trust REIT	1,489,098
14,556	Agree Realty Corp REIT	442,648
34,498	American Assets Trust Inc REIT	1,163,962
18,126	AMERISAFE Inc	795,913
58,712	Associated Estates Realty Corp REIT	994,581
41,960	Bank Mutual Corp	266,026
32,714	Bank of the Ozarks Inc	2,226,515
19,448	Banner Corp	801,452
80,591	BBCN Bancorp Inc	1,381,330
12,108	BofI Holding Inc (a)	1,038,261
80,292	Boston Private Financial Holdings Inc	1,086,351
70,285	Brookline Bancorp Inc	662,085
18,875	Calamos Asset Management Inc Class A	244,054
94,624	Capstead Mortgage Corp REIT	1,197,940
29,465	Cardinal Financial Corp	525,361
65,853	Cedar Realty Trust Inc REIT	402,362
16,149	City Holding Co (b)	724,444
51,379	Columbia Banking System Inc	1,465,329
40,412	Community Bank System Inc	1,576,876
21,993	CoreSite Realty Corp REIT	681,783
184,625	Cousins Properties Inc REIT	2,117,649
95,162	CVB Financial Corp	1,513,076
See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

Financial — (continued)
194,936	DiamondRock Hospitality Co REIT	$2,290,498
28,965	Dime Community Bancshares Inc	491,826
31,049	EastGroup Properties Inc REIT	1,953,293
18,741	eHealth Inc (a)	952,043
32,123	Employers Holdings Inc	649,848
23,134	Encore Capital Group Inc (a)(b)	1,057,224
53,033	EPR Properties REIT	2,831,432
34,695	Evercore Partners Inc Class A	1,916,899
50,971	Financial Engines Inc	2,588,307
98,224	First BanCorp/Puerto Rico (a)	534,339
96,424	First Commonwealth Financial Corp	871,673
57,178	First Financial Bancorp	1,028,060
30,807	First Financial Bankshares Inc (b)	1,903,565
76,376	First Midwest Bancorp Inc	1,304,502
167,676	FNB Corp	2,246,858
35,169	Forestar Group Inc (a)	626,008
86,307	Franklin Street Properties Corp REIT	1,087,468
34,987	FXCM Inc Class A	516,758
71,866	Geo Group Inc REIT	2,316,960
26,117	Getty Realty Corp REIT	493,350
75,282	Glacier Bancorp Inc	2,188,448
54,808	Government Properties Income Trust REIT	1,381,162
31,695	Hanmi Financial Corp	738,494
9,603	HCI Group Inc (b)	349,549
95,664	Healthcare Realty Trust Inc REIT	2,310,286
32,857	HFF Inc Class A	1,104,324
30,210	Higher One Holdings Inc (a)	218,418
47,495	Home BancShares Inc	1,634,778
41,083	Horace Mann Educators Corp	1,191,407
23,165	Independent Bank Corp	912,006
11,239	Infinity Property & Casualty Corp	760,094
84,344	Inland Real Estate Corp REIT	889,829
48,336	Interactive Brokers Group Inc Class A	1,047,441
37,307	Investment Technology Group Inc (a)	753,601
131,718	Kite Realty Group Trust REIT	790,308
105,050	LaSalle Hotel Properties REIT (c)	3,289,115
205,781	Lexington Realty Trust REIT (b)	2,245,071
34,831	LTC Properties Inc REIT	1,310,690
37,540	MarketAxess Holdings Inc	2,223,119
54,969	MB Financial Inc	1,701,840
49,028	Meadowbrook Insurance Group Inc	285,833
170,254	Medical Properties Trust Inc REIT	2,177,549
111,978	National Penn Bancshares Inc	1,170,170
10,432	Navigators Group Inc (a)	640,420
42,914	NBT Bancorp Inc	1,049,676
95,801	Northwest Bancshares Inc	1,398,695
100,862	Old National Bancorp	1,503,852
40,442	Oritani Financial Corp	639,388
20,451	Outerwall Inc (a)(b)	1,482,697
39,127	PacWest Bancorp (b)	1,682,852
72,323	Parkway Properties Inc REIT	1,319,895
67,368	Pennsylvania REIT	1,215,992
33,641	Pinnacle Financial Partners Inc	1,261,201
16,345	Piper Jaffray Cos (a)	748,601

Shares		Fair Value

Financial — (continued)
50,317	Portfolio Recovery Associates Inc (a)	$2,911,342
54,831	Post Properties Inc REIT	2,692,202
65,202	PrivateBancorp Inc	1,989,313
60,744	ProAssurance Corp	2,704,930
52,905	Provident Financial Services Inc	971,865
19,983	PS Business Parks Inc REIT	1,670,978
34,860	RLI Corp	1,542,206
29,698	S&T Bancorp Inc	703,843
38,649	Sabra Health Care Inc REIT	1,077,921
12,531	Safety Insurance Group Inc	674,794
12,524	Saul Centers Inc REIT	593,137
55,892	Selective Insurance Group Inc	1,303,401
16,698	Simmons First National Corp Class A	622,334
32,407	Sovran Self Storage Inc REIT	2,380,294
79,258	Sterling Bancorp	1,003,406
21,466	Stewart Information Services Corp	754,101
60,754	Stifel Financial Corp (a)(c)	3,023,119
186,971	Susquehanna Bancshares Inc	2,129,600
28,418	SWS Group Inc (a)	212,567
95,484	Tanger Factory Outlet Centers Inc REIT (c)	3,341,940
15,945	Taylor Capital Group Inc (a)	381,404
42,804	Texas Capital Bancshares Inc (a)	2,779,692
11,405	Tompkins Financial Corp	558,389
35,532	Tower Group International Ltd	95,936
95,743	TrustCo Bank Corp	674,031
37,400	UMB Financial Corp	2,419,780
113,404	Umpqua Holdings Corp (b)	2,113,851
63,384	United Bankshares Inc	1,940,818
39,640	United Community Banks Inc (a)	769,412
22,230	United Fire Group Inc	674,680
12,345	Universal Health Realty Income Trust REIT	521,453
28,548	Universal Insurance Holdings Inc	362,560
24,762	Urstadt Biddle Properties Inc REIT Class A	511,583
36,742	ViewPoint Financial Group Inc	1,060,007
6,921	Virtus Investment Partners Inc (a)	1,198,510
30,175	WageWorks Inc (a)	1,693,119
66,557	Wilshire Bancorp Inc	738,783
46,712	Wintrust Financial Corp	2,273,006
10,345	World Acceptance Corp (a)(b)	776,703

		147,921,818

Industrial — 18.39%
28,155	AAON Inc	784,680
39,748	AAR Corp	1,031,461
72,826	Actuant Corp Class A	2,487,008
36,951	Advanced Energy Industries Inc (a)	905,300
39,223	Aegion Corp (a)	992,734
19,460	Aerovironment Inc (a)	783,265
28,787	Albany International Corp Class A	1,023,090
18,040	AM Castle & Co (a)(b)	265,008
8,039	American Science & Engineering Inc	539,980
12,457	Analogic Corp	1,022,844
29,399	Apogee Enterprises Inc	976,929

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

Industrial — (continued)
42,087	Applied Industrial Technologies Inc	$2,030,277
24,079	Arkansas Best Corp	889,719
19,190	Astec Industries Inc	842,633
24,870	Atlas Air Worldwide Holdings Inc (a)	877,165
25,996	AZZ Inc	1,161,501
14,740	Badger Meter Inc	812,174
47,264	Barnes Group Inc	1,818,246
9,407	Bel Fuse Inc Class B	206,013
43,928	Belden Inc (c)	3,057,389
54,961	Benchmark Electronics Inc (a)	1,244,867
31,679	Boise Cascade Co (a)	907,287
46,343	Brady Corp Class A	1,258,212
47,014	Briggs & Stratton Corp	1,046,062
36,407	Bristow Group Inc	2,749,457
55,647	Calgon Carbon Corp (a)	1,214,774
40,809	Checkpoint Systems Inc (a)	547,657
17,619	CIRCOR International Inc	1,292,001
82,793	Cognex Corp (a)	2,803,371
24,812	Coherent Inc (a)	1,621,464
38,470	Comfort Systems USA Inc	586,283
34,068	CTS Corp	711,340
20,967	Cubic Corp	1,070,785
47,899	Curtiss-Wright Corp (c)	3,043,502
164,519	Darling International Inc (a)(c)	3,293,670
21,935	Drew Industries Inc	1,188,877
10,434	DXP Enterprises Inc (a)	990,500
34,428	Dycom Industries Inc (a)	1,088,269
26,469	Electro Scientific Industries Inc	260,720
67,870	EMCOR Group Inc (c)	3,175,637
19,027	Encore Wire Corp	923,000
47,324	EnerSys Inc (c)	3,279,080
16,929	Engility Holdings Inc (a)	762,651
20,964	EnPro Industries Inc (a)	1,523,454
18,508	Era Group Inc (a)	542,469
27,054	ESCO Technologies Inc	952,030
13,180	Exponent Inc	989,291
17,209	FARO Technologies Inc (a)	912,077
64,067	Federal Signal Corp (a)	954,598
42,161	FEI Co (c)	4,343,426
30,666	Forward Air Corp	1,414,009
39,064	Franklin Electric Co Inc	1,661,001
62,258	GenCorp Inc (a)(b)	1,137,454
29,855	Gibraltar Industries Inc (a)	563,364
42,343	Griffon Corp	505,575
12,331	Haynes International Inc	665,874
72,536	Headwaters Inc (a)	958,201
50,021	Heartland Express Inc	1,134,976
62,760	Hillenbrand Inc	2,029,031
35,052	Hub Group Inc Class A (a)	1,401,729
54,798	II-VI Inc (a)	845,533
23,772	Intevac Inc (a)	230,588
27,060	John Bean Technologies Corp	836,154
27,646	Kaman Corp	1,124,639
61,077	Knight Transportation Inc	1,412,711
20,813	Koppers Holdings Inc	858,120
13,129	Lindsay Corp (b)	1,157,715
22,700	Littelfuse Inc	2,125,628
18,787	LSB Industries Inc (a)	703,010

Shares		Fair Value

Industrial — (continued)
16,954	Lydall Inc (a)	$387,738
41,555	Matson Inc	1,025,993
15,396	Measurement Specialties Inc (a)	1,044,619
35,622	Methode Electronics Inc	1,092,171
45,879	Moog Inc Class A (a)	3,005,533
18,494	Movado Group Inc	842,402
57,380	Mueller Industries Inc	1,720,826
25,999	Myers Industries Inc	517,900
5,028	National Presto Industries Inc	392,385
38,391	Newport Corp (a)	793,926
8,367	Olympic Steel Inc	240,133
61,355	Orbital Sciences Corp (a)	1,711,804
28,096	Orion Marine Group Inc (a)	353,167
19,200	OSI Systems Inc (a)	1,149,312
21,174	Park Electrochemical Corp	632,467
34,362	Plexus Corp (a)	1,376,885
9,346	Powell Industries Inc	605,621
36,363	Quanex Building Products Corp	751,987
25,862	Roadrunner Transportation Systems Inc ADR (a)	652,757
28,121	Rofin-Sinar Technologies Inc (a)	673,779
17,796	Rogers Corp (a)	1,110,826
30,748	RTI International Metals Inc (a)	854,179
24,951	Saia Inc (a)	953,378
84,317	Sanmina Corp (a)	1,471,332
40,706	Simpson Manufacturing Co Inc	1,438,143
12,511	Standex International Corp	670,339
19,703	Sturm Ruger & Co Inc (b)	1,178,239
52,149	Taser International Inc (a)	953,805
37,901	Teledyne Technologies Inc (a)(c)	3,688,904
18,814	Tennant Co	1,234,575
64,109	Tetra Tech Inc (a)	1,896,985
21,764	Texas Industries Inc (a)(b)	1,950,490
24,748	Tredegar Corp	569,451
52,104	TTM Technologies Inc (a)	440,279
19,987	Universal Forest Products Inc	1,106,081
19,479	Vicor Corp (a)	198,686
28,580	Watts Water Technologies Inc Class A	1,677,360

		128,913,996

Technology — 10.37%
13,832	Agilysys Inc (a)	185,349
33,133	ATMI Inc (a)	1,126,853
45,818	Blackbaud Inc	1,434,103
37,438	Bottomline Technologies (DE) Inc (a)	1,315,946
66,460	Brooks Automation Inc	726,408
23,707	Cabot Microelectronics Corp (a)	1,043,108
23,763	CACI International Inc Class A (a)	1,753,709
21,646	Ceva Inc (a)	380,104
67,899	CIBER Inc (a)	310,977
62,802	Cirrus Logic Inc (a)(b)	1,247,876
22,799	Cohu Inc	244,861
10,319	Computer Programs & Systems Inc	666,607
34,584	CSG Systems International Inc	900,567
44,442	Dealertrack Technologies Inc (a)	2,186,102
24,075	Digi International Inc (a)	244,361

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

Technology — (continued)
28,579	Digital River Inc (a)	$498,132
36,182	Diodes Inc (a)	945,074
20,850	DSP Group Inc (a)	180,144
31,685	Ebix Inc (b)	540,863
47,677	Electronics For Imaging Inc (a)	2,064,891
95,240	Entropic Communications Inc (a)	389,532
31,184	Epiq Systems Inc	425,038
48,597	Exar Corp (a)	580,734
134,197	GT Advanced Technologies Inc (a)(b)	2,288,059
31,497	Hittite Microwave Corp	1,985,571
29,782	iGATE Corp (a)	939,324
42,061	Insight Enterprises Inc (a)	1,056,152
15,596	Interactive Intelligence Group Inc (a)	1,130,710
44,551	j2 Global Inc (b)	2,229,778
64,509	Kopin Corp (a)	243,844
76,505	Kulicke & Soffa Industries Inc (a)	964,728
49,861	LivePerson Inc (a)	601,822
76,711	Manhattan Associates Inc (a)	2,687,186
50,843	Medidata Solutions Inc (a)	2,762,809
34,811	Mercury Systems Inc (a)	459,853
43,677	Micrel Inc	483,941
93,779	Microsemi Corp (a)	2,347,288
9,068	MicroStrategy Inc Class A (a)	1,046,357
53,240	MKS Instruments Inc	1,591,344
34,396	Monolithic Power Systems Inc (a)	1,333,533
38,589	Monotype Imaging Holdings Inc	1,163,072
15,654	MTS Systems Corp	1,072,142
21,301	Nanometrics Inc (a)	382,779
37,992	Netscout Systems Inc (a)	1,427,739
36,336	Omnicell Inc (a)	1,039,936
19,345	Pericom Semiconductor Corp (a)	151,471
29,906	Power Integrations Inc	1,967,217
52,031	Progress Software Corp (a)	1,134,276
87,215	QLogic Corp (a)	1,111,991
44,285	Quality Systems Inc	747,531
19,869	Rubicon Technology Inc (a)(b)	224,321
31,678	Rudolph Technologies Inc (a)	361,446
29,158	Sigma Designs Inc (a)	138,792
32,875	Super Micro Computer Inc (a)	571,039
10,701	Supertex Inc (a)	352,919
38,325	Sykes Enterprises Inc (a)	761,518
35,886	Synaptics Inc (a)	2,153,878
30,558	Synchronoss Technologies Inc (a)	1,047,834
26,334	SYNNEX Corp (a)	1,596,104
93,515	Take-Two Interactive Software Inc (a)	2,050,784
32,993	Tangoe Inc (a)	613,340
48,030	Tessera Technologies Inc	1,134,949
162,721	TriQuint Semiconductor Inc (a)	2,178,834
28,714	Tyler Technologies Inc (a)	2,402,788
27,298	Ultratech Inc (a)	796,829
39,835	Veeco Instruments Inc (a)	1,670,282
26,185	Virtusa Corp (a)	877,459

		72,674,908

Utilities — 3.54%
38,104	ALLETE Inc	1,997,412

Shares		Fair Value

Utilities — (continued)
39,414	American States Water Co	$1,272,678
59,992	Avista Corp	1,838,755
41,049	El Paso Electric Co	1,466,681
30,465	Laclede Group Inc	1,436,425
42,589	New Jersey Resources Corp	2,120,932
27,100	Northwest Natural Gas Co	1,192,671
38,434	NorthWestern Corp	1,822,925
78,089	Piedmont Natural Gas Co Inc	2,763,570
32,669	South Jersey Industries Inc	1,832,404
46,214	Southwest Gas Corp	2,470,138
57,209	UIL Holdings Corp	2,105,863
41,416	UNS Energy Corp	2,486,202

		24,806,656

TOTAL COMMON STOCK — 98.72% (Cost $500,134,762)		$691,868,066

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.36%
$9,500,000	Federal Home Loan Bank
	0.00%, 04/01/2014	9,500,000

U.S. Treasury Bonds and Notes — 0.09%
650,000	U.S. Treasury Bills(d)
	0.07%, 06/26/2014	649,897

Repurchase Agreements — 5.93%
2,077,701	Undivided interest of 13.71% in a repurchase agreement (principal amount/value $15,158,735 with a maturity value of $15,158,756) with Credit Suisse Securities (USA) LLC, 0.05%, dated 3/31/14 to be repurchased at $2,077,701 on 4/1/14 collateralized by U.S. Treasury securities, 0.00%, 8/15/23 - 5/15/43, with a value of $15,461,929. (e)	2,077,701

9,869,874	Undivided interest of 13.71% in a repurchase agreement (principal amount/value $72,009,976 with a maturity value of $72,010,156) with Citigroup Global Markets Inc, 0.09%, dated 3/31/14 to be repurchased at $9,869,874 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 4/3/14 - 2/15/41, with a value of $73,450,177. (e)	9,869,874

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$9,869,874	Undivided interest of 13.89% in a repurchase agreement (principal amount/value $71,082,880 with a maturity value of $71,082,998) with HSBC Securities (USA) Inc, 0.06%, dated 3/31/14 to be repurchased at $9,869,874 on 4/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/14 - 11/15/30, with a value of $72,504,705. (e)	$9,869,874

9,869,873	Undivided interest of 26.68% in a repurchase agreement (principal amount/value $37,000,799 with a maturity value of $37,000,871) with Scotia Capital (USA) Inc, 0.07%, dated 3/31/14 to be repurchased at $9,869,873 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.00% - 6.50%, 1/31/16 - 11/1/43, with a value of $37,740,890. (e)	9,869,873

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$9,869,873	Undivided interest of 28.74% in a repurchase agreement (principal amount/value $34,348,993 with a maturity value of $34,349,060) with TD Securities (USA) Inc, 0.07%, dated 3/31/14 to be repurchased at $9,869,873 on 4/1/14 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 12/1/20 - 12/1/43, with a value of $35,035,973. (e)	$9,869,873

		41,557,195

TOTAL SHORT TERM INVESTMENTS — 7.38% (Cost $51,707,092)		$51,707,092

TOTAL INVESTMENTS — 106.10% (Cost $551,841,854)		$743,575,158

OTHER ASSETS & LIABILITIES, NET — (6.10)%		$(42,729,053)

TOTAL NET ASSETS — 100.00%		$700,846,105

(a)			Non-income producing security.
(b)			All or a portion of the security is on loan at March 31, 2014.
(c)			All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)			All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)			Collateral received for securities on loan.
ADR			American Depositary Receipt
REIT			Real Estate Investment Trust

At March 31, 2014, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Depreciation

Russell 2000 Mini Long Futures	83	USD	$9,715,150	June 2014	$(113,352)

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Notes to Schedule of Investments
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West S&P Small Cap 600® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600 Stock Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service.  Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

March 31, 2014

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.

Other Financial Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Equity Investments:
Domestic Common Stock	$691,237,791	$—	$—	$691,237,791
Foreign Common Stock	630,275	—	—	630,275
Short Term Investments	—	51,707,092	—	51,707,092

Total Assets	$691,868,066	$51,707,092	$0	$743,575,158

Liabilities

Other Financial Investments:
Futures Contracts (a)	113,352	—	—	113,352

Total Liabilities	$113,352	$—	$—	$113,352

(a)			Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities

March 31, 2014

to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements
In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INVESTMENTS

The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk:

Equity Risk - The risk that a change in the value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk.

March 31, 2014

Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts
A futures contracts is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index.  Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 90 futures contracts for the reporting period.

3. UNREALIZED APPRECIATION (DEPRECIATION)
At March 31, 2014, the U.S. Federal income tax cost basis was $555,572,978. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $217,955,803 and gross depreciation of investments in which there was an excess of tax cost over value of $29,953,623 resulting in net appreciation of $188,002,180.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2014 the Fund had securities on loan valued at $40,590,322 and received collateral of $41,557,195 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value
BANK LOANS
$570,000	Air Medical Group Holdings Inc(a)
	7.63%, 05/31/2018	$562,875
217,250	Ardent Health TLB(b)
	5.49%, 07/02/2018	217,250
445,000	Asurion Corp(a)(b)
	7.74%, 02/18/2021	458,536
165,000	Atkore International Inc(a)(b)
	3.73%, 03/27/2021	164,691
165,000	BJ's Wholesale Club Inc(b)
	7.73%, 03/31/2020	168,644
135,453	Burlington Coat Factory Warehouse Corp(b)
	4.49%, 02/23/2017	135,919
1,212,300	Caesars Entertainment Operating Co(b)
	5.49%, 01/28/2018	1,143,161
380,000	CEC Entertainment Inc(b)
	3.49%, 02/14/2021	377,150
993,000	Clear Channel Communications(b)
	6.99%, 01/31/2019	971,154
364,087	Community Health(b)
	3.49%, 01/27/2021	366,930
248,750	CPG International(b)
	3.98%, 09/24/2020	248,905
250,000	Del Monte(b)
	7.48%, 05/26/2021	248,437
390,000	Dell International LLC(b)
	3.74%, 04/29/2020	386,929
220,308	Emergency Medical Service Corp(b)
	3.24%, 05/25/2018	220,308
130,000	Exopack LLC(b)
	4.49%, 04/24/2019	131,463
710,000	Fieldwood Energy(b)
	7.36%, 09/30/2020	737,259
502,206	FTS International Inc(b)
	7.24%, 05/06/2016	509,287
499,053	Getty Images Inc(b)
	3.74%, 10/18/2019	477,999
365,000	Grifols(a)(b)
	3.23%, 03/07/2021	364,544
501,212	Heinz (HJ) Co(b)
	2.73%, 06/05/2020	503,781
152,318	Infor US Inc(b)
	4.23%, 04/05/2018	151,785
	Istar Financial Inc(b)
48,932	5.99%, 03/19/2017	50,889
189	3.75%, 10/15/2017	189
376,066	Motor City TLB(b)
	3.49%, 03/01/2017	377,006
783,462	Neiman Marcus(a)(b)
	3.49%, 10/25/2020	786,033
585,000	Nuveen Investments Inc(b)
	5.48%, 02/28/2019	585,731
215,000	Oxea S.a.r.l.(b)
	7.49%, 06/01/2020	219,972
194,828	Par Pharmaceutical(a)(b)
	3.49%, 09/30/2019	194,931
151,532	Pharmaceutical Product Development(b)
	3.49%, 12/05/2018	151,784

Principal Amount		Fair Value

Bank Loans — (continued)
$190,000	Rite Aid Corp(b)
	4.11%, 06/07/2021	$192,612
479,135	Rock Ohio Caesar(b)
	3.98%, 03/29/2019	467,756
480,000	Shelf Drill Holdings Ltd(b)
	9.25%, 10/01/2018	489,600
110,000	Sheridan Healthcare(a)(b)
	7.48%, 12/31/2021	112,475
551,096	Tervita Corp(b)
	5.24%, 01/24/2018	546,733
1,270,119	Texas Competitive Electric Holding Co(b)
	3.74%, 10/10/2017	914,486
	Travelport LLC
1,053,870	8.24%, 01/31/2016(b)	1,089,109
538,599	8.38%, 12/01/2016	550,942
538,650	Tribune(b)
	3.23%, 11/20/2020	538,381
133,314	Tronox Inc(b)
	3.73%, 02/26/2020	133,999
133,650	Vantage Drilling Co(b)
	4.73%, 03/28/2019	134,485
209,475	Yonkers Racing Corp(a)(b)
	3.49%, 07/22/2019	209,213

TOTAL BANK LOANS — 6.07% (Cost $16,123,776)		$16,293,333

CORPORATE BONDS AND NOTES
Basic Materials — 5.25%
	ArcelorMittal(b)
960,000	10.35%, 06/01/2019	1,215,600
140,000	7.50%, 10/15/2039	144,725
475,000	Ashland Inc
	4.75%, 08/15/2022	466,094
	Celanese US Holdings LLC
630,000	5.88%, 06/15/2021	677,250
335,000	4.63%, 11/15/2022	329,975
100,000	Eldorado Gold Corp(c)
	6.13%, 12/15/2020	100,000
410,000	Exopack Holdings SA(c)
	7.88%, 11/01/2019	434,600
530,000	Ferro Corp
	7.88%, 08/15/2018	559,150
250,000	First Quantum Minerals Ltd(c)
	7.00%, 02/15/2021	254,375
	FMG Resources August 2006 Pty Ltd(c)
255,000	6.88%, 02/01/2018	268,706
735,000	8.25%, 11/01/2019	808,500
180,000	Hexion US Finance Corp
	6.63%, 04/15/2020	186,300
	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC
370,000	8.88%, 02/01/2018	384,800
120,000	9.00%, 11/15/2020(d)	118,800
	Huntsman International LLC
170,000	8.63%, 03/15/2020	186,575
665,000	4.88%, 11/15/2020	669,156
480,000	8.63%, 03/15/2021(d)	537,600

See Notes to Schedule of Investments

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value
Basic Materials — (continued)
$290,000	IAMGOLD Corp(c)
	6.75%, 10/01/2020	$258,100
475,000	INEOS Finance PLC(c)
	7.50%, 05/01/2020	521,312
565,000	INEOS Group Holdings SA(c)
	6.13%, 08/15/2018	586,187
290,000	LyondellBasell Industries NV
	5.75%, 04/15/2024	334,076
630,000	Momentive Performance Materials Inc
	8.88%, 10/15/2020	683,550
	New Gold Inc(c)
140,000	7.00%, 04/15/2020	147,350
280,000	6.25%, 11/15/2022	284,200
575,000	Perstorp Holding AB(c)
	8.75%, 05/15/2017	615,250
430,000	PQ Corp(c)
	8.75%, 05/01/2018	469,775
220,000	Ryerson Inc / Joseph T Ryerson & Son Inc
	9.00%, 10/15/2017	237,325
200,000	Smurfit Kappa Acquisitions(c)
	4.88%, 09/15/2018	212,000
300,000	Smurfit Kappa Treasury Funding Ltd
	7.50%, 11/20/2025	339,000
	Steel Dynamics Inc
55,000	6.13%, 08/15/2019	59,813
290,000	7.63%, 03/15/2020	313,925
40,000	6.38%, 08/15/2022	43,500
245,000	5.25%, 04/15/2023	249,288
570,000	Taminco Global Chemical Corp(c)
	9.75%, 03/31/2020	642,675
360,000	TPC Group Inc(c)
	8.75%, 12/15/2020	394,650
340,000	Tronox Finance LLC(d)
	6.38%, 08/15/2020	349,350

		14,083,532

Communications — 14.96%
370,000	Affinion Group Inc
	7.88%, 12/15/2018	345,950
675,000	Alcatel-Lucent USA Inc(c)
	6.75%, 11/15/2020	713,812
	Avaya Inc(c)
1,100,000	7.00%, 04/01/2019	1,091,750
345,000	10.50%, 03/01/2021	319,988
	Cablevision Systems Corp
280,000	8.63%, 09/15/2017	332,500
80,000	7.75%, 04/15/2018	91,400
45,000	8.00%, 04/15/2020	52,481
510,000	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp(c)
	5.63%, 02/15/2024	522,750
	CCO Holdings LLC / CCO Holdings Capital Corp
135,000	7.38%, 06/01/2020	147,656
295,000	6.50%, 04/30/2021	312,700

Principal Amount		Fair Value

Communications — (continued)
$70,000	6.63%, 01/31/2022	$74,813
1,225,000	5.25%, 09/30/2022	1,209,687
625,000	5.13%, 02/15/2023	601,562
	CenturyLink Inc
80,000	5.63%, 04/01/2020	84,100
845,000	6.75%, 12/01/2023	896,756
	Clear Channel Communications Inc
625,000	9.00%, 12/15/2019	656,250
610,000	9.00%, 03/01/2021	636,687
	Clear Channel Worldwide Holdings Inc
495,000	7.63%, 03/15/2020	534,600
755,000	6.50%, 11/15/2022	806,906
520,000	CSC Holdings LLC
	6.75%, 11/15/2021	581,100
470,000	Cumulus Media Holdings Inc
	7.75%, 05/01/2019	500,550
1,200,000	Digicel Group Ltd(c)
	8.25%, 09/30/2020	1,281,000
155,000	Digicel Ltd(c)
	8.25%, 09/01/2017	161,200
	DISH DBS Corp
420,000	7.88%, 09/01/2019	496,650
390,000	6.75%, 06/01/2021	436,800
220,000	Entercom Radio LLC
	10.50%, 12/01/2019	253,000
	Frontier Communications Corp
230,000	8.13%, 10/01/2018	268,525
105,000	7.63%, 04/15/2024	109,725
	Gannett Co Inc(c)
295,000	5.13%, 10/15/2019	308,644
195,000	5.13%, 07/15/2020	200,363
610,000	Gray Television Inc
	7.50%, 10/01/2020	661,850
570,000	Griffey Intermediate Inc / Griffey Finance Sub LLC(c)
	7.00%, 10/15/2020	497,325
	Hughes Satellite Systems Corp
450,000	6.50%, 06/15/2019	493,875
440,000	7.63%, 06/15/2021	496,100
	Intelsat Jackson Holdings SA
355,000	7.50%, 04/01/2021	389,613
315,000	6.63%, 12/15/2022	327,600
	Intelsat Luxembourg SA(c)
1,660,000	7.75%, 06/01/2021	1,747,150
855,000	8.13%, 06/01/2023	906,300
	Lamar Media Corp
330,000	5.88%, 02/01/2022	349,800
385,000	5.38%, 01/15/2024(c)	394,625
	Level 3 Financing Inc
40,000	8.13%, 07/01/2019	43,900
170,000	7.00%, 06/01/2020	184,238
450,000	8.63%, 07/15/2020	504,562
160,000	6.13%, 01/15/2021(c)	168,800
110,000	LIN Television Corp
	6.38%, 01/15/2021	116,600
540,000	Mediacom LLC / Mediacom Capital Corp
	7.25%, 02/15/2022	588,600

See Notes to Schedule of Investments

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Communications — (continued)
$365,000	Nexstar Broadcasting Inc
	6.88%, 11/15/2020	$392,375
345,000	Nielsen Finance LLC / Nielsen Finance Co(d)
	4.50%, 10/01/2020	347,588
275,000	NII International Telecom SCA(c)
	7.88%, 08/15/2019	186,313
455,000	PAETEC Holding Corp
	9.88%, 12/01/2018	499,362
	Quebecor Media Inc
140,000	CAD, 7.38%, 01/15/2021	137,879
465,000	5.75%, 01/15/2023	466,162
380,000	Qwest Corp
	6.75%, 12/01/2021	424,310
	SBA Telecommunications Inc
152,000	8.25%, 08/15/2019	161,310
420,000	5.75%, 07/15/2020	439,950
	Sinclair Television Group Inc
175,000	5.38%, 04/01/2021	173,688
295,000	6.38%, 11/01/2021	306,800
115,000	6.13%, 10/01/2022	116,438
750,000	Sirius XM Holdings Inc(c)
	5.88%, 10/01/2020	789,375
1,070,000	Softbank Corp(c)
	4.50%, 04/15/2020	1,064,650
985,000	Sprint Capital Corp
	6.88%, 11/15/2028	955,450
	Sprint Communications Inc
125,000	8.38%, 08/15/2017	147,031
475,000	9.00%, 11/15/2018(c)	580,687
750,000	7.00%, 08/15/2020	817,500
	Sprint Corp(c)
1,370,000	7.25%, 09/15/2021	1,493,300
755,000	7.88%, 09/15/2023	830,500
335,000	Syniverse Holdings Inc
	9.13%, 01/15/2019	364,313
	T-Mobile USA Inc
145,000	6.46%, 04/28/2019	155,150
495,000	6.25%, 04/01/2021	523,462
170,000	6.63%, 04/28/2021	182,750
490,000	6.13%, 01/15/2022	513,275
855,000	6.63%, 04/01/2023	906,300
70,000	6.84%, 04/28/2023(d)	75,075
245,000	Townsquare Radio LLC / Townsquare Radio Inc(c)
	9.00%, 04/01/2019	269,500
150,000	Unitymedia Hessen GmbH & Co KG / Unitymedia NRW GmbH(c)
	7.50%, 03/15/2019	162,750
	Univision Communications Inc(c)
210,000	7.88%, 11/01/2020	232,050
625,000	8.50%, 05/15/2021	692,187
	Videotron Ltd
130,000	CAD, 6.88%, 07/15/2021	129,647
610,000	5.00%, 07/15/2022	611,525
200,000	Virgin Media Finance PLC(c)
	6.38%, 04/15/2023	212,000
200,000	Virgin Media Secured Finance PLC(c)
	5.38%, 04/15/2021	206,500

Principal Amount		Fair Value

Communications — (continued)
$1,065,000	WideOpenWest Finance LLC / WideOpenWest Capital Corp
	10.25%, 07/15/2019	$1,208,775
290,000	Wind Acquisition Finance SA(c)
	7.25%, 02/15/2018	305,950
418,147	Wind Acquisition Holdings Finance SA(c)
	12.25%, 07/15/2017	438,009
	Windstream Corp
285,000	7.88%, 11/01/2017	327,038
210,000	7.75%, 10/01/2021	225,750
170,000	6.38%, 08/01/2023	165,750

		40,139,267

Consumer, Cyclical — 14.04%
25,000	Academy Ltd / Academy Finance Corp(c)
	9.25%, 08/01/2019	27,281
	AMC Entertainment Inc
320,000	9.75%, 12/01/2020	368,800
285,000	5.88%, 02/15/2022(c)	289,988
	American Axle & Manufacturing Inc(d)
830,000	7.75%, 11/15/2019	958,650
205,000	6.63%, 10/15/2022	222,169
	AutoNation Inc
45,000	6.75%, 04/15/2018	51,863
445,000	5.50%, 02/01/2020	482,825
	Beazer Homes USA Inc
190,000	8.13%, 06/15/2016	210,900
150,000	7.25%, 02/01/2023	156,750
	Bon-Ton Department Stores Inc
354,000	10.63%, 07/15/2017	354,000
325,000	8.00%, 06/15/2021(d)	314,031
300,000	Boyd Gaming Corp(d)
	9.13%, 12/01/2018	325,200
445,000	Brookfield Residential Properties Inc(c)
	6.50%, 12/15/2020	473,925
415,000	Brookfield Residential Properties Inc / Brookfield Residential US Corp(c)
	6.13%, 07/01/2022	428,488
175,000	Burger King Corp(d)
	9.88%, 10/15/2018	190,969
255,000	Burlington Coat Factory Warehouse Corp
	10.00%, 02/15/2019	284,644
	Caesars Entertainment Operating Co Inc(d)
360,000	11.25%, 06/01/2017	346,500
244,000	9.00%, 02/15/2020	218,990
270,000	CCM Merger Inc(c)
	9.13%, 05/01/2019	287,550
220,000	CEC Entertainment Inc(c)
	8.00%, 02/15/2022	227,700

See Notes to Schedule of Investments

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value
Consumer, Cyclical — (continued)
	Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp
$95,000	9.13%, 08/01/2018	$101,441
200,000	5.25%, 03/15/2021	202,500
405,000	Chrysler Group LLC / CG Co-Issuer Inc
	8.25%, 06/15/2021	458,156
	Cinemark USA Inc
55,000	7.38%, 06/15/2021	60,981
255,000	5.13%, 12/15/2022	255,000
235,000	4.88%, 06/01/2023	225,894
	Claire's Stores Inc(c)
485,000	9.00%, 03/15/2019	503,794
100,000	6.13%, 03/15/2020	93,750
335,000	CST Brands Inc
	5.00%, 05/01/2023	329,138
545,000	Dana Holding Corp
	6.00%, 09/15/2023	567,481
340,000	Dave & Buster's Inc
	11.00%, 06/01/2018	363,800
25,000	Delphi Corp
	5.00%, 02/15/2023	26,500
685,000	DineEquity Inc
	9.50%, 10/30/2018	746,650
385,000	Exide Technologies(d)(e)(f)
	8.63%, 02/01/2018	292,600
	Felcor Lodging LP
122,000	10.00%, 10/01/2014	126,880
80,000	5.63%, 03/01/2023	81,000
200,000	First Cash Financial Services Inc(c)
	6.75%, 04/01/2021	205,000
185,000	Fontainebleau Las Vegas Holdings LLC(c)(e)(g)
	10.25%, 06/15/2015	694
	General Motors Co(h)
145,000	0.00%, 07/15/2023	2,175
120,000	0.00%, 07/15/2033	1,800
695,000	Gestamp Funding Luxembourg SA(c)
	5.63%, 05/31/2020	721,062
480,000	Gibson Brands Inc(c)
	8.88%, 08/01/2018	511,200
	GLP Capital LP / GLP Financing II Inc(c)
155,000	4.38%, 11/01/2018	159,069
420,000	4.88%, 11/01/2020	431,025
345,000	Great Canadian Gaming Corp(c)
	CAD, 6.63%, 07/25/2022	332,361
85,000	Hanesbrands Inc
	6.38%, 12/15/2020	92,863
	HD Supply Inc
580,000	7.50%, 07/15/2020	632,925
290,000	11.50%, 07/15/2020	345,100
	Isle of Capri Casinos Inc
430,000	7.75%, 03/15/2019	461,712
210,000	5.88%, 03/15/2021	213,150
130,000	Jo-Ann Stores Holdings Inc(c)
	9.75%, 10/15/2019	135,525

Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$835,000	Jo-Ann Stores Inc(c)
	8.13%, 03/15/2019	$866,312
160,000	K Hovnanian Enterprises Inc(c)
	7.25%, 10/15/2020	173,600
	L Brands Inc
340,000	6.63%, 04/01/2021	382,075
450,000	5.63%, 02/15/2022	475,312
140,000	Landry's Holdings II Inc(c)
	10.25%, 01/01/2018	149,800
860,000	Landry's Inc(c)
	9.38%, 05/01/2020	947,075
	Lennar Corp
345,000	4.50%, 06/15/2019	351,038
360,000	4.75%, 11/15/2022(b)	350,100
598,000	Libbey Glass Inc
	6.88%, 05/15/2020	653,315
455,000	M/I Homes Inc
	8.63%, 11/15/2018	490,831
	MGM Resorts International
130,000	6.88%, 04/01/2016(d)	142,025
590,000	7.63%, 01/15/2017	673,337
135,000	8.63%, 02/01/2019	161,663
750,000	6.75%, 10/01/2020	831,562
65,000	6.63%, 12/15/2021	71,500
320,000	7.75%, 03/15/2022(d)	371,200
935,813	MTR Gaming Group Inc
	11.50%, 08/01/2019	1,057,469
823,000	Navistar International Corp(d)
	8.25%, 11/01/2021	839,460
455,000	Neiman Marcus Group LLC
	7.13%, 06/01/2028	456,706
	Neiman Marcus Group LTD Inc(c)
225,000	8.00%, 10/15/2021	247,219
310,000	8.75%, 10/15/2021	342,550
310,000	Oshkosh Corp(c)
	5.38%, 03/01/2022	315,425
445,000	Penn National Gaming Inc(c)
	5.88%, 11/01/2021	437,212
630,000	Penske Automotive Group Inc
	5.75%, 10/01/2022	658,350
140,000	Petco Animal Supplies Inc(c)
	9.25%, 12/01/2018	150,500
235,000	Petco Holdings Inc(c)
	8.50%, 10/15/2017	239,411
615,000	Pittsburgh Glass Works LLC(c)
	8.00%, 11/15/2018	668,812
	PulteGroup Inc
300,000	7.63%, 10/15/2017	348,750
190,000	7.88%, 06/15/2032	212,325
330,000	6.00%, 02/15/2035	307,725
40,000	Quiksilver Inc / QS Wholesale Inc(c)
	7.88%, 08/01/2018	43,500
	Regal Entertainment Group
90,000	5.75%, 03/15/2022	92,700
560,000	5.75%, 06/15/2023	568,400
145,000	5.75%, 02/01/2025	141,738
	Rite Aid Corp
60,000	10.25%, 10/15/2019	66,000
675,000	9.25%, 03/15/2020	770,344
155,000	8.00%, 08/15/2020	172,050

See Notes to Schedule of Investments

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Consumer, Cyclical — (continued)
$179,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp(c)
	9.50%, 06/15/2019	$196,229
325,000	Sabre Holdings Corp
	8.35%, 03/15/2016	361,969
830,000	Sabre Inc(c)
	8.50%, 05/15/2019	917,150
	Schaeffler Finance BV
235,000	7.75%, 02/15/2017(c)	266,725
100,000	EUR, 8.75%, 02/15/2019	154,661
1,330,000	4.75%, 05/15/2021(c)	1,359,925
355,000	Schaeffler Holding Finance BV(c)
	6.88%, 08/15/2018	377,631
785,000	Six Flags Entertainment Corp(c)
	5.25%, 01/15/2021	790,887
460,000	Standard Pacific Corp
	6.25%, 12/15/2021	489,900
80,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(c)
	6.38%, 06/01/2021	78,800
	Taylor Morrison Communities Inc / Monarch Communities Inc(c)
312,000	7.75%, 04/15/2020	343,980
124,000	7.75%, 04/15/2020	136,710
395,000	5.25%, 04/15/2021	398,950
190,000	5.63%, 03/01/2024	187,625
295,000	Tenneco Inc
	6.88%, 12/15/2020	323,763
205,000	Titan International Inc(c)
	6.88%, 10/01/2020	217,300
210,000	Travelport LLC
	11.88%, 09/01/2016	214,200
319,769	Travelport LLC / Travelport Holdings Inc(c)
	13.88%, 03/01/2016	337,356
	TRW Automotive Inc(c)
265,000	7.25%, 03/15/2017	302,431
100,000	4.50%, 03/01/2021	102,750

		37,688,782

Consumer, Non-cyclical — 14.05%
505,000	Acadia Healthcare Co Inc(c)
	6.13%, 03/15/2021	527,094
445,000	Amsurg Corp
	5.63%, 11/30/2020	462,800
1,095,000	Ashtead Capital Inc(c)
	6.50%, 07/15/2022	1,190,812
	Avis Budget Car Rental LLC / Avis Budget Finance Inc
65,000	9.75%, 03/15/2020	74,831
410,000	5.50%, 04/01/2023	413,075
	Aviv Healthcare Properties LP / Aviv Healthcare Capital Corp
215,000	7.75%, 02/15/2019	232,200
405,000	6.00%, 10/15/2021	420,187
220,000	B&G Foods Inc
	4.63%, 06/01/2021	217,525

Principal Amount		Fair Value

Consumer, Non-cyclical — (continued)
$550,000	Barry Callebaut Services NV(c)
	5.50%, 06/15/2023	$572,627
	Biomet Inc
300,000	6.50%, 08/01/2020	323,100
720,000	6.50%, 10/01/2020	765,000
220,000	Capsugel Finance Co SCA(c)
	EUR, 9.88%, 08/01/2019	333,393
380,000	Capsugel SA(c)
	7.00%, 05/15/2019	391,400
240,000	Catamaran Corp
	4.75%, 03/15/2021	243,300
	Ceridian Corp
410,000	11.25%, 11/15/2015	413,075
76,050	12.25%, 11/15/2015	76,620
215,000	8.88%, 07/15/2019(c)	244,025
860,000	Ceridian HCM Holding Inc(c)
	11.00%, 03/15/2021	991,150
	CHS/Community Health Systems Inc
210,000	5.13%, 08/15/2018	220,500
115,000	8.00%, 11/15/2019	126,356
80,000	5.13%, 08/01/2021(c)	82,000
95,000	6.88%, 02/01/2022(c)	99,275
	Constellation Brands Inc
110,000	6.00%, 05/01/2022	121,550
1,155,000	4.25%, 05/01/2023	1,129,012
560,000	ConvaTec Finance International SA(c)
	8.25%, 01/15/2019	576,800
345,000	ConvaTec Healthcare E SA(c)
	10.50%, 12/15/2018	383,813
130,000	Dean Foods Co(d)
	7.00%, 06/01/2016	143,000
490,000	Elizabeth Arden Inc
	7.38%, 03/15/2021	526,750
440,000	Endo Finance Co(c)
	5.75%, 01/15/2022	451,000
212,000	Envision Healthcare Corp
	8.13%, 06/01/2019	226,575
260,000	ESAL GmbH(c)
	6.25%, 02/05/2023	245,700
185,000	Fresenius Medical Care US Finance II Inc(c)
	5.63%, 07/31/2019	199,338
560,000	Garda World Security Corp(c)
	7.25%, 11/15/2021	597,800
905,000	Hawk Acquisition Sub Inc(c)
	4.25%, 10/15/2020	890,294
	HCA Inc
390,000	3.75%, 03/15/2019	391,463
1,685,000	6.50%, 02/15/2020	1,887,200
55,000	7.50%, 02/15/2022	62,838
415,000	Health Net Inc
	6.38%, 06/01/2017	451,312
	Hertz Corp
165,000	7.50%, 10/15/2018	175,725
425,000	5.88%, 10/15/2020	453,158
370,000	6.25%, 10/15/2022(d)	395,900
See Notes to Schedule of Investments

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Consumer, Non-cyclical — (continued)
$350,000	IASIS Healthcare LLC / IASIS Capital Corp
	8.38%, 05/15/2019	$373,625
740,000	Igloo Holdings Corp(c)
	8.25%, 12/15/2017	745,088
160,000	Interactive Data Corp
	10.25%, 08/01/2018	172,300
665,000	Iron Mountain Inc
	6.00%, 08/15/2023	706,562
135,000	Jaguar Holding Co I(c)
	9.38%, 10/15/2017	141,919
425,000	Jaguar Holding Co II / Jaguar Merger Sub Inc(c)
	9.50%, 12/01/2019	472,812
1,060,000	JBS USA LLC / JBS USA Finance Inc(c)
	7.25%, 06/01/2021	1,128,612
650,000	JLL/Delta Dutch Newco BV(c)
	7.50%, 02/01/2022	671,125
	Kinetic Concepts Inc / KCI USA Inc
1,045,000	10.50%, 11/01/2018	1,200,444
170,000	12.50%, 11/01/2019(d)	197,625
520,000	Lender Processing Services Inc
	5.75%, 04/15/2023	554,450
60,000	MPH Acquisition Holdings LLC(c)
	6.63%, 04/01/2022	61,575
380,000	MultiPlan Inc(c)
	9.88%, 09/01/2018	412,300
430,000	Novelis Inc
	8.75%, 12/15/2020	480,525
585,000	Par Pharmaceutical Cos Inc
	7.38%, 10/15/2020	633,262
	PHH Corp
615,000	7.38%, 09/01/2019	679,575
380,000	6.38%, 08/15/2021	392,350
30,000	Post Holdings Inc
	7.38%, 02/15/2022	32,250
350,000	Prestige Brands Inc(c)
	5.38%, 12/15/2021	358,313
545,000	Revlon Consumer Products Corp
	5.75%, 02/15/2021	547,725
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC
350,000	7.88%, 08/15/2019	385,438
1,035,000	9.88%, 08/15/2019	1,156,612
390,000	5.75%, 10/15/2020	408,525
145,000	Salix Pharmaceuticals Ltd(c)
	6.00%, 01/15/2021	154,788
	Service Corp International
50,000	7.00%, 05/15/2019	52,938
600,000	5.38%, 01/15/2022(c)	607,500
290,000	7.50%, 04/01/2027	307,400
	Smithfield Foods Inc
55,000	5.25%, 08/01/2018(c)	57,131
80,000	5.88%, 08/01/2021(c)	83,000
195,000	6.63%, 08/15/2022	210,600
	Spectrum Brands Inc
447,000	6.75%, 03/15/2020	484,436
20,000	6.38%, 11/15/2020	21,650
15,000	6.63%, 11/15/2022	16,331

Principal Amount		Fair Value

Consumer, Non-cyclical — (continued)
$150,000	Stewart Enterprises Inc
	6.50%, 04/15/2019	$157,650
155,000	Teleflex Inc
	6.88%, 06/01/2019	165,269
	Tenet Healthcare Corp
265,000	6.25%, 11/01/2018	292,328
95,000	4.75%, 06/01/2020	95,713
735,000	6.00%, 10/01/2020(c)	786,450
855,000	4.50%, 04/01/2021	835,762
335,000	4.38%, 10/01/2021	323,275
105,000	TMS International Corp(c)
	7.63%, 10/15/2021	112,613
	United Rentals North America Inc
465,000	7.63%, 04/15/2022	521,381
265,000	6.13%, 06/15/2023	280,900
85,000	5.75%, 11/15/2024	85,638
170,000	United Surgical Partners International Inc
	9.00%, 04/01/2020	188,700
	Valeant Pharmaceuticals International(c)
20,000	6.75%, 10/01/2017	21,150
410,000	6.75%, 08/15/2018	451,000
385,000	6.88%, 12/01/2018	409,062
20,000	7.00%, 10/01/2020	21,650
620,000	6.38%, 10/15/2020	669,600
615,000	WellCare Health Plans Inc
	5.75%, 11/15/2020	645,750

		37,702,250

Diversified — 0.45%
610,000	DH Services Luxembourg S.a.r.l.(c)
	7.75%, 12/15/2020	651,175
540,000	Nielsen Co Luxembourg S.a.r.l.(c)
	5.50%, 10/01/2021	563,625

		1,214,800

Energy — 11.63%
	Access Midstream Partners LP / ACMP Finance Corp
230,000	5.88%, 04/15/2021	244,950
100,000	6.13%, 07/15/2022	107,625
1,000,000	4.88%, 05/15/2023	1,007,500
325,000	Alpha Natural Resources Inc(d)
	6.25%, 06/01/2021	244,563
345,000	Antero Resources Finance Corp(c)
	5.38%, 11/01/2021	350,175
645,000	Athlon Holdings LP / Athlon Finance Corp(c)
	7.38%, 04/15/2021	686,925
115,000	Atwood Oceanics Inc
	6.50%, 02/01/2020	123,625
190,000	Aurora USA Oil & Gas Inc(c)
	9.88%, 02/15/2017	209,475
295,000	Calfrac Holdings LP(c)
	7.50%, 12/01/2020	309,750
550,000	Carrizo Oil & Gas Inc
	8.63%, 10/15/2018	589,875

See Notes to Schedule of Investments

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Energy — (continued)
	Chaparral Energy Inc
$495,000	9.88%, 10/01/2020	$563,062
385,000	8.25%, 09/01/2021	423,500
	Chesapeake Energy Corp
55,000	EUR, 6.25%, 01/15/2017	82,875
500,000	6.13%, 02/15/2021	545,000
100,000	5.75%, 03/15/2023	105,875
225,000	Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance Inc
	6.63%, 11/15/2019	233,438
	Concho Resources Inc
215,000	6.50%, 01/15/2022	234,350
280,000	5.50%, 10/01/2022	291,900
620,000	5.50%, 04/01/2023	644,800
185,000	Connacher Oil & Gas Ltd(c)
	8.50%, 08/01/2019	148,000
	CONSOL Energy Inc
410,000	8.00%, 04/01/2017	427,937
270,000	8.25%, 04/01/2020	293,287
	Denbury Resources Inc
195,000	8.25%, 02/15/2020(d)	212,063
90,000	6.38%, 08/15/2021	96,075
330,000	Dynegy Holdings LLC(e)(f)(h)
	0.00%, 06/01/2019	413
	El Paso LLC
195,000	7.00%, 06/15/2017	220,026
100,000	7.80%, 08/01/2031	106,322
360,000	7.75%, 01/15/2032	385,030
322,000	Energy Transfer Equity LP
	7.50%, 10/15/2020	368,287
435,000	EP Energy LLC / EP Energy Finance Inc
	9.38%, 05/01/2020	502,969
	EP Energy LLC / Everest Acquisition Finance Inc
190,000	6.88%, 05/01/2019	205,200
70,000	7.75%, 09/01/2022	78,575
295,000	EXCO Resources Inc(d)
	7.50%, 09/15/2018	296,475
355,000	Exterran Partners LP / EXLP Finance Corp(c)(h)
	6.00%, 10/01/2022	349,217
430,000	Forum Energy Technologies Inc(c)
	6.25%, 10/01/2021	455,800
535,000	Goodrich Petroleum Corp(d)
	8.88%, 03/15/2019	553,725
500,000	Gulfport Energy Corp
	7.75%, 11/01/2020	543,750
	Halcon Resources Corp
400,000	9.75%, 07/15/2020	431,000
1,135,000	8.88%, 05/15/2021	1,177,562
	Hercules Offshore Inc(c)
145,000	8.75%, 07/15/2021	157,325
135,000	7.50%, 10/01/2021	136,350
275,000	Hiland Partners LP / Hiland Partners Finance Corp(c)
	7.25%, 10/01/2020	299,062
275,000	Key Energy Services Inc
	6.75%, 03/01/2021	289,094

Principal Amount		Fair Value

Energy — (continued)
$630,000	Kinder Morgan Inc(c)
	5.00%, 02/15/2021	$630,891
	Kodiak Oil & Gas Corp
715,000	8.13%, 12/01/2019	792,756
80,000	5.50%, 02/01/2022	81,900
1,210,000	Lightstream Resources Ltd(c)
	8.63%, 02/01/2020	1,210,000
	Linn Energy LLC / Linn Energy Finance Corp
125,000	6.50%, 05/15/2019	130,313
1,225,000	7.25%, 11/01/2019(b)(c)	1,277,062
190,000	Lone Pine Resources Canada Ltd(f)(h)
	10.38%, 02/15/2017	1,021
	MEG Energy Corp(c)
300,000	6.50%, 03/15/2021	315,750
405,000	6.38%, 01/30/2023	419,175
215,000	Milagro Oil & Gas Inc(d)(f)
	10.50%, 05/15/2016	167,700
	Newfield Exploration Co
165,000	6.88%, 02/01/2020	175,725
490,000	5.75%, 01/30/2022	520,625
200,000	5.63%, 07/01/2024	207,500
	Oasis Petroleum Inc
560,000	6.88%, 03/15/2022(c)	606,200
145,000	6.88%, 01/15/2023	157,325
	Offshore Group Investment Ltd
520,000	7.50%, 11/01/2019	553,800
310,000	7.13%, 04/01/2023	315,425
	Peabody Energy Corp
60,000	7.38%, 11/01/2016	67,200
110,000	6.00%, 11/15/2018	115,363
	Plains Exploration & Production Co
115,000	7.63%, 04/01/2020(d)	126,500
340,000	6.75%, 02/01/2022	375,700
	Range Resources Corp
45,000	6.75%, 08/01/2020	48,600
95,000	5.00%, 08/15/2022	96,900
	Regency Energy Partners LP / Regency Energy Finance Corp
445,000	5.88%, 03/01/2022	461,687
395,000	5.50%, 04/15/2023	397,962
340,000	4.50%, 11/01/2023	316,200
	Rosetta Resources Inc
250,000	9.50%, 04/15/2018	262,813
735,000	5.63%, 05/01/2021	751,537
235,000	Sabine Pass Liquefaction LLC(c)
	6.25%, 03/15/2022	244,988
945,000	Samson Investment Co(b)(c)
	10.75%, 02/15/2020	1,030,050
295,000	SandRidge Energy Inc
	7.50%, 03/15/2021	314,912
385,000	Seven Generations Energy Ltd(c)
	8.25%, 05/15/2020	421,575
505,000	Shelf Drilling Holdings Ltd(c)
	8.63%, 11/01/2018	546,662
	SM Energy Co
185,000	6.63%, 02/15/2019	197,950
95,000	6.50%, 11/15/2021	102,600
45,000	6.50%, 01/01/2023	48,038

See Notes to Schedule of Investments

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Energy — (continued)
$45,000	Trinidad Drilling Ltd(c)
	7.88%, 01/15/2019	$48,150
450,000	Unit Corp
	6.63%, 05/15/2021	477,000
1,045,000	Whiting Petroleum Corp
	5.75%, 03/15/2021	1,123,375
104,000	Williams Cos Inc
	7.75%, 06/15/2031	116,680
	WPX Energy Inc
380,000	5.25%, 01/15/2017	406,600
800,000	6.00%, 01/15/2022	820,000

		31,215,017

Financial — 9.80%
305,000	A-S Co-Issuer Subsidiary Inc / A-S Merger Sub LLC(c)
	7.88%, 12/15/2020	326,350
173,400	Affinion Investments LLC(c)
	13.50%, 08/15/2018	176,001
	Ally Financial Inc
95,000	6.25%, 12/01/2017	106,044
190,000	8.00%, 12/31/2018	226,575
70,000	8.00%, 03/15/2020	84,350
220,000	7.50%, 09/15/2020	261,525
310,000	8.00%, 11/01/2031	382,075
415,000	American International Group Inc(b)
	8.18%, 05/15/2058	545,206
415,000	BBVA International Preferred SAU(b)(i)
	5.92%, Perpetual	412,925
	CBRE Services Inc
170,000	6.63%, 10/15/2020	181,475
665,000	5.00%, 03/15/2023	665,831
	CIT Group Inc
215,000	5.25%, 03/15/2018	231,125
230,000	6.63%, 04/01/2018(c)	257,313
510,000	5.50%, 02/15/2019(c)	549,525
175,000	3.88%, 02/19/2019	176,915
175,000	5.38%, 05/15/2020	187,688
565,000	5.00%, 08/15/2022	586,187
205,000	5.00%, 08/01/2023	209,613
90,000	Citigroup Inc(b)
	EUR, 1.69%, 02/10/2019	122,551
430,000	CNG Holdings Inc(c)
	9.38%, 05/15/2020	393,450
150,000	CNO Financial Group Inc(c)
	6.38%, 10/01/2020	159,750
200,000	Commerzbank AG(c)
	8.13%, 09/19/2023	228,750
240,000	Community Choice Financial Inc
	10.75%, 05/01/2019	202,800
	Corrections Corp of America
85,000	4.13%, 04/01/2020(d)	83,938
490,000	4.63%, 05/01/2023	472,850
525,000	Credit Acceptance Corp(c)
	6.13%, 02/15/2021	546,000
860,000	Crown Castle International Corp
	5.25%, 01/15/2023	873,975

Principal Amount		Fair Value

Financial — (continued)
$580,000	Dresdner Funding Trust I(c)
	8.15%, 06/30/2031	$658,300
945,000	E*TRADE Financial Corp
	6.38%, 11/15/2019	1,027,687
85,000	HBOS PLC(c)
	6.00%, 11/01/2033	88,171
445,000	Hockey Merger Sub 2 Inc(c)
	7.88%, 10/01/2021	475,037
415,000	Howard Hughes Corp(c)
	6.88%, 10/01/2021	448,200
	Icahn Enterprises LP / Icahn Enterprises Finance Corp(c)
725,000	6.00%, 08/01/2020	768,500
750,000	5.88%, 02/01/2022	761,250
	International Lease Finance Corp
65,000	6.25%, 05/15/2019	71,663
325,000	5.88%, 08/15/2022	343,687
	iStar Financial Inc
185,000	7.13%, 02/15/2018	207,663
300,000	4.88%, 07/01/2018	307,500
230,000	LBG Capital No.1 PLC(c)
	7.88%, 11/01/2020	254,006
75,000	Liberty Mutual Group Inc(c)
	7.80%, 03/15/2037	83,250
255,000	Lloyds Bank PLC(b)(i)
	GBP, 13.00%, Perpetual	704,637
475,000	Mattamy Group Corp(c)
	6.50%, 11/15/2020	480,937
	MPT Operating Partnership LP / MPT Finance Corp
85,000	6.88%, 05/01/2021	91,375
340,000	6.38%, 02/15/2022	363,800
135,000	National Money Mart Co
	10.38%, 12/15/2016	135,675
	Nationstar Mortgage LLC / Nationstar Capital Corp
155,000	6.50%, 08/01/2018	155,775
485,000	7.88%, 10/01/2020	489,850
370,000	6.50%, 07/01/2021	348,725
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp(c)
105,000	5.63%, 03/15/2020	110,250
395,000	5.88%, 03/15/2022	420,675
	Nuveen Investments Inc(c)
340,000	9.13%, 10/15/2017	359,550
285,000	9.50%, 10/15/2020	303,525
	Omega Healthcare Investors Inc
120,000	6.75%, 10/15/2022	130,800
355,000	4.95%, 04/01/2024(c)	347,465
	Provident Funding Associates LP / PFG Finance Corp(c)
260,000	10.13%, 02/15/2019	284,050
425,000	6.75%, 06/15/2021	425,000
	Realogy Group LLC(c)
400,000	7.88%, 02/15/2019	431,500
110,000	7.63%, 01/15/2020	122,375
550,000	ROC Finance LLC / ROC Finance 1 Corp(c)
	12.13%, 09/01/2018	580,250

See Notes to Schedule of Investments

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Financial — (continued)
	Royal Bank of Scotland Group PLC
$615,000	7.65%,Perpetual(b)(i)	$661,125
255,000	6.00%, 12/19/2023	261,108
800,000	7.64%, 03/31/2049(b)	812,000
545,000	SLM Corp
	8.45%, 06/15/2018	641,737
	Springleaf Finance Corp
1,230,000	6.90%, 12/15/2017	1,349,925
185,000	6.00%, 06/01/2020	188,238
90,000	7.75%, 10/01/2021	99,675
430,000	Stearns Holdings Inc(c)
	9.38%, 08/15/2020	449,350
240,000	TMX Finance LLC / TitleMax Finance Corp(c)
	8.50%, 09/15/2018	262,800
600,000	USI Inc(c)
	7.75%, 01/15/2021	625,500
510,000	Walter Investment Management Corp(c)
	7.88%, 12/15/2021	508,725

		26,292,098

Industrial — 8.31%
1,190,000	ADS Waste Holdings Inc
	8.25%, 10/01/2020	1,294,125
1,100,000	Aguila 3 SA(c)
	7.88%, 01/31/2018	1,168,750
464,000	Ainsworth Lumber Co Ltd(c)
	7.50%, 12/15/2017	495,320
320,000	Air Medical Group Holdings Inc
	9.25%, 11/01/2018	345,200
262,000	Atkore International Inc
	9.88%, 01/01/2018	281,650
	B/E Aerospace Inc
50,000	6.88%, 10/01/2020	54,875
80,000	5.25%, 04/01/2022	82,300
490,000	Berry Plastics Corp
	9.75%, 01/15/2021	569,012
375,000	BlueLine Rental Finance Corp(c)
	7.00%, 02/01/2019	396,562
435,000	BOE Merger Corp(c)
	9.50%, 11/01/2017	461,100
380,000	Boise Cascade Co
	6.38%, 11/01/2020	407,550
	Bombardier Inc(c)
105,000	7.75%, 03/15/2020	117,600
310,000	6.13%, 01/15/2023	313,100
605,000	Briggs & Stratton Corp
	6.88%, 12/15/2020	671,550
	Building Materials Corp of America(c)
285,000	6.88%, 08/15/2018	299,250
125,000	7.00%, 02/15/2020	134,063
135,000	7.50%, 03/15/2020	145,463
140,000	6.75%, 05/01/2021	151,900
	Cemex Finance LLC(c)
200,000	9.38%, 10/12/2022	234,750
225,000	6.00%, 04/01/2024	225,563

Principal Amount		Fair Value

Industrial — (continued)
	Cemex SAB de CV(c)
$200,000	9.50%, 06/15/2018	$230,500
200,000	5.88%, 03/25/2019	207,250
605,000	6.50%, 12/10/2019	643,569
200,000	7.25%, 01/15/2021	218,500
882,000	CHC Helicopter SA
	9.25%, 10/15/2020	958,073
360,000	CPG Merger Sub LLC(c)
	8.00%, 10/01/2021	387,000
460,000	Crown Americas LLC / Crown Americas Capital Corp IV
	4.50%, 01/15/2023	439,300
355,000	GrafTech International Ltd
	6.38%, 11/15/2020	365,650
195,000	Graphic Packaging International Inc(d)
	4.75%, 04/15/2021	195,244
315,000	Jeld-Wen Inc(c)
	12.25%, 10/15/2017	349,650
550,000	JM Huber Corp(c)
	9.88%, 11/01/2019	632,500
190,000	Kratos Defense & Security Solutions Inc
	10.00%, 06/01/2017	200,925
610,000	Legrand France SA
	8.50%, 02/15/2025	810,719
395,000	Louisiana-Pacific Corp
	7.50%, 06/01/2020	437,462
545,000	Manitowoc Co Inc
	5.88%, 10/15/2022	580,425
330,000	Masonite International Corp(c)
	8.25%, 04/15/2021	364,237
740,000	MasTec Inc
	4.88%, 03/15/2023	725,200
	Nortek Inc
460,000	10.00%, 12/01/2018	504,850
365,000	8.50%, 04/15/2021	407,887
72,000	Owens Corning
	9.00%, 06/15/2019	89,196
60,000	Polypore International Inc
	7.50%, 11/15/2017	63,600
200,000	Rexel SA(c)
	6.13%, 12/15/2019	210,500
350,000	Roofing Supply Group LLC / Roofing Supply Finance Inc(c)
	10.00%, 06/01/2020	391,125
	Sealed Air Corp(c)
190,000	6.50%, 12/01/2020	209,475
230,000	5.25%, 04/01/2023	232,300
65,000	6.88%, 07/15/2033	65,325
225,000	Swift Services Holdings Inc
	10.00%, 11/15/2018	247,219
	Terex Corp
90,000	6.50%, 04/01/2020	97,875
780,000	6.00%, 05/15/2021	834,600
115,000	Tervita Corp(c)
	10.88%, 02/15/2018	115,575
	TransDigm Inc
405,000	7.75%, 12/15/2018	434,362
630,000	5.50%, 10/15/2020	641,025

See Notes to Schedule of Investments

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Industrial — (continued)
$90,000	7.50%, 07/15/2021	$99,675
295,000	Triumph Group Inc
	4.88%, 04/01/2021	290,575
80,000	USG Corp(c)
	5.88%, 11/01/2021	85,200
205,000	Vander Intermediate Holding II Corp(c)
	9.75%, 02/01/2019	216,275
327,000	Victor Technologies Group Inc
	9.00%, 12/15/2017	350,708
540,000	Watco Cos LLC / Watco Finance Corp(c)
	6.38%, 04/01/2023	548,100
570,000	Weekley Homes LLC / Weekley Finance Corp
	6.00%, 02/01/2023	567,150

		22,298,484

Technology — 3.41%
755,000	ACI Worldwide Inc(c)
	6.38%, 08/15/2020	795,581
160,000	Epicor Software Corp
	8.63%, 05/01/2019	175,000
	First Data Corp
1,425,000	8.25%, 01/15/2021(c)	1,546,125
745,000	11.25%, 01/15/2021	850,231
1,260,000	12.63%, 01/15/2021	1,499,400
760,000	11.75%, 08/15/2021	798,000
282,941	First Data Holdings Inc(c)
	14.50%, 09/24/2019	265,965
	Freescale Semiconductor Inc
565,000	10.75%, 08/01/2020	655,400
390,000	5.00%, 05/15/2021(c)	397,800
455,000	6.00%, 01/15/2022(c)	482,869
165,000	Healthcare Technology Intermediate Inc(c)
	7.38%, 09/01/2018	168,300
140,000	IMS Health Inc(c)
	6.00%, 11/01/2020	147,350
115,000	Infor US Inc
	11.50%, 07/15/2018	133,113
350,000	Micron Technology Inc(c)
	5.88%, 02/15/2022	366,625
	SunGard Data Systems Inc
545,000	6.63%, 11/01/2019	576,337
270,000	7.63%, 11/15/2020	295,987

		9,154,083

Utilities — 2.31%
	AES Corp
960,000	8.00%, 10/15/2017	1,136,400
365,000	8.00%, 06/01/2020	430,700
265,000	7.38%, 07/01/2021	302,100
150,000	4.88%, 05/15/2023	143,250
	Calpine Corp(c)
409,000	7.88%, 07/31/2020	449,900
207,000	7.50%, 02/15/2021	226,147
110,000	6.00%, 01/15/2022	115,500

Principal Amount		Fair Value

Utilities — (continued)
$90,000	5.88%, 01/15/2024	$91,350
290,000	DPL Inc
	6.50%, 10/15/2016	313,200
	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc
444,000	10.00%, 12/01/2020	467,310
185,000	10.25%, 12/01/2020(c)	194,944
	GenOn Americas Generation LLC
235,000	8.50%, 10/01/2021(d)	224,425
260,000	9.13%, 05/01/2031	245,050
	GenOn Energy Inc
25,000	9.50%, 10/15/2018	25,563
165,000	9.88%, 10/15/2020	168,300
	NRG Energy Inc
580,000	7.63%, 01/15/2018	651,050
575,000	7.88%, 05/15/2021	632,500
	Sabine Pass LNG LP
170,000	7.50%, 11/30/2016	187,850
120,000	6.50%, 11/01/2020	126,000
100,000	Texas Competitive Electric Holdings Co LLC / TCEH Finance Inc(c)
	11.50%, 10/01/2020	76,750

		6,208,289

TOTAL CORPORATE BONDS AND NOTES — 84.21% (Cost $217,324,915)		$225,996,602

CONVERTIBLE BONDS
Communications — 0.16%
235,000	XM Satellite Radio Inc(c)
	7.00%, 12/01/2014	416,978

Financial — 0.27%
213,000	DFC Global Corp(d)
	3.25%, 04/15/2017	181,582
386,000	iStar Financial Inc
	3.00%, 11/15/2016	544,984

		726,566

TOTAL CONVERTIBLE BONDS — 0.43% (Cost $971,006)		$1,143,544

Shares

COMMON STOCK
Basic Materials — 0.33%
18,215	Huntsman Corp	444,810
1,840	LyondellBasell Industries NV Class A	163,650
7,195	MeadWestvaco Corp	270,820

		879,280

See Notes to Schedule of Investments

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

Communications — 0.13%
5,850	DISH Network Corp Class A (j)	$363,928

Consumer, Cyclical — 0.54%
19,695	American Axle & Manufacturing Holdings Inc (j)	364,752
7,667	General Motors Co	263,898
36	Harry & David Holdings Inc (j)	4,536
18,542	Hilton Worldwide Holdings Inc (j)	412,374
32,225	Penn National Gaming Inc (j)	397,012
		1,442,572

Consumer, Non-cyclical — 0.19%
6,535	Elizabeth Arden Inc (j)	192,848
15,684	Service Corp International	311,798
		504,646

Energy — 0.53%
21,195	EP Energy Corp Class A (d)(j)	414,786
4,300	Gulfport Energy Corp (j)	306,074
39,115	Kodiak Oil & Gas Corp (j)	474,856
23,699	Lone Pine Resources Canada Ltd (h)(j)	2,144
23,699	Lone Pine Resources Canada Ltd Class A (h)(j)	2,370
123,773	Vantage Drilling Co (j)	211,652
		1,411,882

Financial — 0.38%
64	Ally Financial Inc (j)	526,400
6,596	CIT Group Inc	323,336
3,339	MetLife Inc	176,299
		1,026,035

Utilities — 0.12%
15,865	Calpine Corp (j)	331,737

TOTAL COMMON STOCK — 2.22% (Cost $5,227,737)		$5,960,080

CONVERTIBLE PREFERRED STOCK
Financial — 0.33%
9,709	EPR Properties Series C, 5.75%(d)	208,744
5,890	MetLife Inc, 5.00%	181,412
9,234	Weyerhaeuser Co Class A, 6.38%(d)	503,830
		893,986

Industrial — 0.09%
3,600	United Technologies Corp, 7.50%(d)	239,652

Shares		Fair Value

Utilities — 0.06%
3,030	PPL Corp, 8.75%	$165,862

TOTAL CONVERTIBLE PREFERRED STOCK — 0.48% (Cost $1,151,035)		$1,299,500

PREFERRED STOCK
Consumer, Cyclical — 0.06%
6,447	M/I Homes Inc (d)	161,497

Financial — 0.49%
469	Ally Financial Inc (c)	463,226
2,595	Crown Castle International Corp (j)	263,230
13,425	Federal National Mortgage Association (j)	140,694
16,517	GMAC Capital Trust I	450,914
		1,318,064

TOTAL PREFERRED STOCK — 0.55% (Cost $1,465,951)		$1,479,561

WARRANTS
Communications — 0.02%
696	Charter Communications Inc, expiring 11/30/2014 (j)	51,149

Consumer, Cyclical — 0.01%
980	General Motors Co, expiring 7/10/2016 (j)	24,343
980	General Motors Co, expiring 7/10/2019 (j)	17,062

		41,405

TOTAL WARRANTS — 0.03% (Cost $351,977)		$92,554

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 4.77%
$12,800,000	Federal Home Loan Bank
	0.00%, 04/01/2014	12,800,000

U.S. Treasury Bonds and Notes — 0.04%
110,000	U.S. Treasury Bills(k)
	0.10%, 08/21/2014	109,956

See Notes to Schedule of Investments

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — 2.59%
$346,957	Undivided interest of 2.29% in a repurchase agreement (principal amount/value $15,158,735 with a maturity value of $15,158,756) with Credit Suisse Securities (USA) LLC, 0.05%, dated 3/31/14 to be repurchased at $346,957 on 4/1/14 collateralized by U.S. Treasury securities, 0.00%, 8/15/23 - 5/15/43, with a value of $15,461,929. (l)	$346,957

1,648,181	Undivided interest of 2.29% in a repurchase agreement (principal amount/value $72,009,976 with a maturity value of $72,010,156) with Citigroup Global Markets Inc, 0.09%, dated 3/31/14 to be repurchased at $1,648,181 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 4/3/14 - 2/15/41, with a value of $73,450,177. (l)	1,648,181

1,648,181	Undivided interest of 2.32% in a repurchase agreement (principal amount/value $71,082,880 with a maturity value of $71,082,998) with HSBC Securities (USA) Inc, 0.06%, dated 3/31/14 to be repurchased at $1,648,181 on 4/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/14 - 11/15/30, with a value of $72,504,705. (l)	1,648,181

Principal Amount	Fair Value

Repurchase Agreements — (continued)
$1,648,181	Undivided interest of 4.45% in a repurchase agreement (principal amount/value $37,000,799 with a maturity value of $37,000,871) with Scotia Capital (USA) Inc, 0.07%, dated 3/31/14 to be repurchased at $1,648,181 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.00% - 6.50%, 1/31/16 - 11/1/43, with a value of $37,740,890. (l)	$1,648,181

1,648,181	Undivided interest of 4.80% in a repurchase agreement (principal amount/value $34,348,993 with a maturity value of $34,349,060) with TD Securities (USA) Inc, 0.07%, dated 3/31/14 to be repurchased at $1,648,181 on 4/1/14 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 12/1/20 - 12/1/43, with a value of $35,035,973. (l)	1,648,181

	6,939,681

TOTAL SHORT TERM INVESTMENTS — 7.40% (Cost $19,849,637)	19,849,637

TOTAL INVESTMENTS — 101.39% (Cost $262,466,034)	272,114,811
OTHER ASSETS & LIABILITIES, NET — (1.39)%	(3,738,383)
TOTAL NET ASSETS — 100.00%	268,376,428

See Notes to Schedule of Investments

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

(a)	Restricted security; further details of these securities are included in a subsequent table.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2014.
(c)
Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2014, the aggregate cost and fair value of 144A securities was $87,616,522 and $90,750,743, respectively, representing 33.81% of net assets.

(d)	All or a portion of the security is on loan at March 31, 2014.
(e)	Security in bankruptcy at March 31, 2014.
(f)
Security in default; some interest payments received during the last 12 months. At March 31, 2014, the aggregate cost and fair value of securities in default was $730,408 and $461,734, respectively, representing 0.17% of net assets.

(g)
Security in default, no interest payments received during the last 12 months. At March 31, 2014, the aggregate cost and fair value of securities in default was $185,000 and $694, respectively, representing 0.00 of net assets.

(h)	Domestic security is fair valued under procedures adopted by the Board of Directors.
(i)	Security has no contractual maturity date and pays an indefinite stream of interest.
(j)	Non-income producing security.
(k)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open swaps.
(l)	Collateral received for securities on loan.
TLB	Term Loan B

At March 31, 2014, the Fund held the following restricted securities:

Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Air Medical Group Holdings Inc	7.63%	05/31/2018	01/07/2014 - 01/17/2014	$564,752	$562,875	0.21%
Asurion Corp	7.74	02/18/2021	02/27/2014 - 03/17/2014	449,600	458,536	0.17
Atkore International Inc	3.73	03/27/2021	03/27/2014	164,175	164,691	0.06
Grifols	3.23	03/07/2021	03/07/2014	361,365	364,544	0.14
Neiman Marcus	3.49	10/25/2020	03/11/2014 - 03/31/2014	781,886	786,033	0.29
Par Pharmaceutical	3.49	09/30/2019	03/06/2014	192,770	194,931	0.07
Sheridan Healthcare	7.48	12/31/2021	12/13/2013	109,466	112,475	0.04
Yonkers Racing Corp	3.49	07/22/2019	08/16/2013	208,524	209,213	0.08
				$2,832,538	$2,853,298	1.06%

At March 31, 2014, the Fund held the following forward foreign currency contracts:

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
SSB	USD	322,668	CAD	345,000	April 2014	$10,685
HSB	USD	200,762	CAD	214,400	April 2014	6,881
WES	USD	58,171	CAD	62,200	April 2014	1,923
CS	USD	388,829	EUR	282,500	June 2014	(312)
UBS	USD	36,200	EUR	26,300	June 2014	(28)
CIT	USD	537,728	EUR	390,700	June 2014	(457)
BB	USD	635,926	GBP	381,100	June 2014	919
					Net Appreciation	$19,611

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

At March 31, 2014, the Fund held the following outstanding credit default swaps:

Reference Obligation/ Counterparty	Buy/Sell Credit Protection	Average Credit Rating (a)	Fixed Deal Pay/Receive Rate	Notional Value	Fair Value	Upfront Premiums Paid	Expiration Date	Unrealized Appreciation
North America High Yield 22/Deutsche Bank	Sell	B+	5.00%	$2,000,000	$148,813	$141,250	June 20, 2019	$7,787

(a) Ratings are presented for credit default contracts in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2014.

Currency Abbreviations:
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
USD	U.S. Dollar

Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
CS	Credit Suisse First Boston
HSB	HSBC Bank USA
SSB	State Street Bank
UBS	UBS AG
WES	Westpac

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Notes to Schedule of Investments
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Putnam High Yield Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service.  Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2014

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs
Fixed Income Investments:
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Domestic Corporate Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Corporate Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Convertible Bonds
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.
Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock, Preferred Stock
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Warrants	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Other Financial Investments:
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.

March 31, 2014

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Fixed Income Investments:
Bank Loans	$—	$16,293,333	$—	$16,293,333
Convertible Bonds	—	1,143,544	—	1,143,544
Corporate Bonds and Notes	—	225,991,193	5,409	225,996,602
Equity Investments:
Convertible Preferred Stock	421,064	878,436	—	1,299,500
Domestic Common Stock	5,429,166	526,400	—	5,955,566
Foreign Common Stock	—	—	4,514	4,514
Preferred Stock	753,105	726,456	—	1,479,561
Warrants	92,554	—	—	92,554
Short Term Investments	—	19,849,637	—	19,849,637
Total investments, at fair value	6,695,889	265,408,999	9,923	272,114,811
Other Financial Investments:
Forward Foreign Currency Contracts (b)	—	20,408	—	20,408
Credit Default Swaps	—	148,813	—	148,813
Total Assets	$6,695,889	$265,578,220	$9,923	$272,284,032
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts (a)	—	797	—	797
Total Liabilities	$—	$797	$—	$797

(a) Forward Foreign Currency Contracts are reported at the security's unrealized appreciation/(depreciation), which represents the change in the contract's value from trade date

Restricted Securities

Restricted securities held by the Fund may not be sold except in exempt transactions or in public offerings registered under Rule 144A of the Securities Act of 1933, as amended.  Securities exempt from registration may normally be resold to qualified institutional buyers.  These securities are valued under methods approved by the Board of Directors.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

March 31, 2014

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INVESTMENTS

The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts and credit default swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

March 31, 2014

Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon the closing of such contract there is a gain or loss that may occur, which is the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars.

The Fund captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into forward foreign currency contracts. The Fund held an average notional value of $2,398,558 in forward foreign currency contracts for the reporting period.

Swap Agreements

A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). As a credit protection seller in a credit default swap contract, the Fund would be required to pay the par, or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return for its obligation, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would be subject to investment exposure on the notional amount of the swap.

The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. The Fund operates as a seller of protection to take a synthetic long position in the underlying bond or bonds which provide credit protection to the buyer on the referenced obligations.  Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average notional value of $2,000,000 on credit default swaps for the reporting period.

3. UNREALIZED APPRECIATION (DEPRECIATION)
At March 31, 2014, the U.S. Federal income tax cost basis was $262,490,846. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $11,943,346 and gross depreciation of investments in which there was an excess of tax cost over value of $2,319,381 resulting in net appreciation of $9,623,965.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the

March 31, 2014

value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2014 the Fund had securities on loan valued at $6,786,180 and received collateral of $6,939,681 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 5.67%
43,867	Ecolab Inc	$4,737,197
31,593	LyondellBasell Industries NV Class A	2,809,881
31,906	Monsanto Co	3,629,946
9,106	PPG Industries Inc	1,761,647
16,783	Praxair Inc	2,198,070
15,318	Sherwin-Williams Co	3,019,637
		18,156,378

Communications — 17.74%
16,318	Amazon.com Inc (a)	5,491,333
5,032	Baidu Inc Sponsored ADR (a)	766,776
67,888	Comcast Corp Class A	3,395,758
23,938	Discovery Communications Inc Class A (a)	1,979,673
91,169	Facebook Inc Class A (a)	5,492,021
15,013	Google Inc Class A (a)	16,732,139
18,904	Liberty Global PLC Class A (a)	786,406
19,212	Liberty Global PLC Class C	782,120
14,099	LinkedIn Corp Class A (a)	2,607,469
3,745	Netflix Inc (a)	1,318,352
4,947	Priceline Group Inc (a)	5,896,280
6,153	Splunk Inc (a)	439,878
60,390	Time Warner Inc	3,945,279
90,198	Walt Disney Co	7,222,154
		56,855,638

Consumer, Cyclical — 15.63%
2,329	Chipotle Mexican Grill Inc (a)	1,322,988
17,584	Costco Wholesale Corp	1,963,781
92,194	CVS Caremark Corp	6,901,643
25,455	Delphi Automotive PLC	1,727,376
55,571	Delta Air Lines Inc	1,925,535
19,393	Gap Inc	776,884
126,176	Home Depot Inc	9,984,307
28,373	Las Vegas Sands Corp	2,291,971
37,660	Michael Kors Holdings Ltd (a)	3,512,548
77,049	Ross Stores Inc	5,512,856
129,027	Starbucks Corp	9,468,001
9,782	Tesla Motors Inc (a)(b)	2,039,058
5,974	Ulta Salon Cosmetics & Fragrance Inc (a)	582,346
8,153	WW Grainger Inc	2,059,937
		50,069,231

Consumer, Non-cyclical — 25.14%
20,779	Alexion Pharmaceuticals Inc (a)	3,161,109
36,067	Allergan Inc	4,475,915
21,745	AmerisourceBergen Corp	1,426,254
11,124	Biogen Idec Inc (a)	3,402,498
57,008	Celgene Corp (a)	7,958,317
68,060	Colgate-Palmolive Co	4,415,052
59,959	Covidien PLC	4,416,580
32,025	Estee Lauder Cos Inc Class A	2,141,832
50,051	Express Scripts Holding Co (a)	3,758,330

Shares		Fair Value

Consumer, Non-cyclical — (continued)
138,079	Gilead Sciences Inc (a)	$9,784,278
6,959	Illumina Inc (a)	1,034,525
8,946	Keurig Green Mountain Inc (a)	944,608
162,193	MasterCard Inc Class A	12,115,817
9,691	McKesson Corp	1,711,140
22,462	Moody's Corp	1,781,686
38,173	PepsiCo Inc	3,187,445
50,999	Philip Morris International Inc	4,175,288
27,051	Procter & Gamble Co	2,180,311
8,291	Regeneron Pharmaceuticals Inc (a)	2,489,621
27,554	Valeant Pharmaceuticals International Inc (a)	3,632,444
18,073	Vertex Pharmaceuticals Inc (a)	1,278,123
21,062	Whole Foods Market Inc	1,068,054
		80,539,227

Energy — 4.34%
119,483	Cabot Oil & Gas Corp	4,048,084
13,940	FMC Technologies Inc (a)	728,923
21,082	Marathon Petroleum Corp	1,834,977
17,508	Occidental Petroleum Corp	1,668,337
8,703	Pioneer Natural Resources Co	1,628,680
41,164	Schlumberger Ltd	4,013,490
		13,922,491

Financial — 3.21%
3,073	Affiliated Managers Group Inc (a)	614,754
2,775	BlackRock Inc Class A	872,682
19,764	Intercontinental Exchange Group Inc	3,909,912
32,824	TD Ameritrade Holding Corp	1,114,375
17,542	Visa Inc Class A	3,786,616
		10,298,339

Industrial — 12.33%
39,456	3M Co	5,352,601
12,226	Amphenol Corp Class A	1,120,513
18,331	Cummins Inc	2,731,136
15,548	Flowserve Corp	1,218,030
16,543	Fortune Brands Home & Security Inc	696,129
27,867	Honeywell International Inc	2,584,943
16,035	JB Hunt Transport Services Inc	1,153,237
15,971	Kansas City Southern	1,630,000
21,089	Precision Castparts Corp	5,330,456
52,121	Thermo Fisher Scientific Inc	6,267,029
15,364	Union Pacific Corp	2,883,208
20,881	United Parcel Service Inc Class B	2,033,392
55,587	United Technologies Corp	6,494,785
		39,495,459

Technology — 13.78%
10,780	3D Systems Corp (a)(b)	637,637
21,177	Adobe Systems Inc (a)	1,392,176
36,191	Analog Devices Inc	1,923,190

See Notes to Schedule of Investments.
March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

Technology — (continued)
17,850	Apple Inc	$9,580,809
49,639	ARM Holdings PLC Sponsored ADR	2,530,100
35,194	ASML Holding NV (a)	3,285,712
34,398	Cerner Corp (a)	1,934,887
19,904	Cognizant Technology Solutions Corp Class A (a)	1,007,341
78,066	EMC Corp	2,139,789
197,008	Microsoft Corp	8,075,358
71,558	QUALCOMM Inc	5,643,064
48,663	Salesforce.com Inc (a)	2,778,171
59,305	Xilinx Inc	3,218,482
		44,146,716

TOTAL COMMON STOCK — 97.84% (Cost $265,961,377)		$313,483,479

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.47%
$7,900,000	Federal Home Loan Bank
	0.00%, 04/01/2014	7,900,000

Repurchase Agreements — 0.85%
136,282	Undivided interest of 0.90% in a repurchase agreement (principal amount/value $15,158,735 with a maturity value of $15,158,756) with Credit Suisse Securities (USA) LLC, 0.05%, dated 3/31/14 to be repurchased at $136,282 on 4/1/14 collateralized by U.S. Treasury securities, 0.00%, 8/15/23 - 5/15/43, with a value of $15,461,929. (c)	136,282

647,390	Undivided interest of 0.90% in a repurchase agreement (principal amount/value $72,009,976 with a maturity value of $72,010,156) with Citigroup Global Markets Inc, 0.09%, dated 3/31/14 to be repurchased at $647,390 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 4/3/14 - 2/15/41, with a value of $73,450,177. (c)	647,390

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$647,390	Undivided interest of 0.91% in a repurchase agreement (principal amount/value $71,082,880 with a maturity value of $71,082,998) with HSBC Securities (USA) Inc, 0.06%, dated 3/31/14 to be repurchased at $647,390 on 4/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/14 - 11/15/30, with a value of $72,504,705. (c)	$647,390

647,390	Undivided interest of 1.75% in a repurchase agreement (principal amount/value $37,000,799 with a maturity value of $37,000,871) with Scotia Capital (USA) Inc, 0.07%, dated 3/31/14 to be repurchased at $647,390 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.00% - 6.50%, 1/31/16 - 11/1/43, with a value of $37,740,890. (c)	647,390

647,390	Undivided interest of 1.88% in a repurchase agreement (principal amount/value $34,348,993 with a maturity value of $34,349,060) with TD Securities (USA) Inc, 0.07%, dated 3/31/14 to be repurchased at $647,390 on 4/1/14 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 12/1/20 - 12/1/43, with a value of $35,035,973. (c)	647,390

		2,725,842

TOTAL SHORT TERM INVESTMENTS — 3.32% (Cost $10,625,842)		$10,625,842

TOTAL INVESTMENTS — 101.16% (Cost $276,587,219)		$324,109,321

OTHER ASSETS & LIABILITIES, NET — (1.16)%		$(3,713,445)

TOTAL NET ASSETS — 100.00%		$320,395,876

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2014.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.
March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Notes to Schedule of Investments
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Multi-Manager Large Cap Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service.  Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

March 31, 2014

Class	Inputs
Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.
Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Equity Investments:
Domestic Common Stock	$295,675,861	$—	$—	$295,675,861
Foreign Common Stock	17,807,618	—	—	17,807,618
Short Term Investments	—	10,625,842	—	10,625,842

Total Assets	$313,483,479	$10,625,842	$—	$324,109,321

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

March 31, 2014

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)
At March 31, 2014, the U.S. Federal income tax cost basis was $276,612,555. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $50,684,942 and gross depreciation of investments in which there was an excess of tax cost over value of $3,188,176 resulting in net appreciation of $47,496,766.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2014 the Fund had securities on loan valued at $2,666,725 and received collateral of $2,725,842 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL GROWTH FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 9.04%
47,980	Air Liquide SA (a)	$6,497,494
62,307	Akzo Nobel NV (a)	5,081,811
34,123	Linde AG (a)	6,832,365
105,550	Rio Tinto PLC (a)	5,885,366
67,100	Shin-Etsu Chemical Co Ltd (a)	3,825,101

		28,122,137

Communications — 3.21%
706,000	China Unicom Hong Kong Ltd (a)	931,570
453,604	Singapore Telecommunications Ltd (a)	1,318,498
374,578	WPP PLC (a)	7,733,267

		9,983,335

Consumer, Cyclical — 15.69%
632,330	Compass Group PLC Class A (a)	9,649,585
42,000	Delphi Automotive PLC	2,850,120
134,700	Denso Corp (a)	6,459,717
82,230	Hennes & Mauritz AB Class B (a)	3,507,130
195,500	Honda Motor Co Ltd (a)	6,878,992
18,700	Lawson Inc (a)	1,323,198
3,580,400	Li & Fung Ltd (a)	5,305,705
35,907	LVMH Moet Hennessy Louis Vuitton SA (a)	6,506,827
30,040	Shoppers Drug Mart Corp (b)	1,652,947
61,860	Yum! Brands Inc	4,663,625

		48,797,846

Consumer, Non-cyclical — 28.85%
107,964	Bayer AG (a)	14,620,967
51,072	Beiersdorf AG (a)	4,981,275
86,333	Danone SA (a)	6,099,231
157,227	Diageo PLC (a)	4,881,985
771,913	Hays PLC (a)	1,866,827
86,826	Heineken NV (a)	6,042,030
102,000	Japan Tobacco Inc (a)	3,201,516
31,531	Merck KGaA (a)	5,310,046
149,506	Nestle SA (a)	11,253,265
38,097	Pernod Ricard SA (a)	4,433,566
119,721	Randstad Holding NV (a)	7,007,149
74,737	Reckitt Benckiser Group PLC (a)	6,097,623
17,680	Roche Holding AG (a)	5,317,504
18,768	Sonova Holding AG (a)	2,745,700
88,800	Terumo Corp (a)	1,934,179
29,920	Valeant Pharmaceuticals International Inc (c)	3,944,354

		89,737,217

Energy — 3.53%
259,716	BG Group PLC (a)	4,846,518
325,400	Inpex Corp (a)	4,225,408

Shares		Fair Value

Energy — (continued)
77,657	Saipem SpA (a)	$1,896,770

		10,968,696

Financial — 20.09%
998,400	AIA Group Ltd (a)	4,748,540
202,072	Banco Santander SA (a)	1,929,022
886,001	Barclays PLC (a)	3,447,097
325,700	BM&FBovespa SA	1,616,299
396,000	DBS Group Holdings Ltd (a)	5,102,080
919,432	HSBC Holdings PLC (a)	9,308,040
96,870	ICICI Bank Ltd Sponsored ADR	4,242,906
563,662	ING Groep NV (a)(c)	8,016,267
187,356	Itau Unibanco Holding SA ADR	2,784,110
91,676	Julius Baer Group Ltd (a)(b)	4,071,401
136,100	Kasikornbank PCL (a)(c)	779,013
122,078	Sberbank of Russia Sponsored ADR	1,192,702
310,873	Standard Chartered PLC (a)	6,497,911
22,006	Swiss Re AG (a)	2,042,469
323,142	UBS AG (a)	6,686,893

		62,464,750

Industrial — 12.62%
111,820	Canadian National Railway Co	6,286,520
18,600	FANUC Corp (a)	3,288,332
988,700	Hon Hai Precision Industry Co Ltd (a)	2,807,659
178,300	Hoya Corp (a)	5,577,405
15,380	Kuehne + Nagel International AG (a)	2,152,336
63,500	Kyocera Corp (a)	2,861,795
62,764	Legrand SA (a)	3,898,922
13,330	MTU Aero Engines AG (a)(c)	1,237,492
1,400	Rinnai Corp (a)	123,147
83,564	Schneider Electric SA (a)	7,406,010
169,708	Smiths Group PLC (a)	3,603,040

		39,242,658

Technology — 7.68%
111,493	Amadeus IT Holding SA Class A (a)	4,633,129
25,860	Check Point Software Technologies Ltd (c)	1,748,912
13,807	Dassault Systemes (a)	1,615,642
46,830	NCR Corp (c)	1,711,636
4,693	Samsung Electronics Co Ltd GDR (a)(d)	2,958,964
70,373	SAP AG (a)	5,708,380

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL GROWTH FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

Technology — (continued)
275,697	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	$5,519,454

		23,896,117

TOTAL COMMON STOCK — 100.71% (Cost $245,208,821)		$313,212,756

Principal Amount

SHORT TERM INVESTMENTS
Repurchase Agreements — 1.93%
$299,892	Undivided interest of 1.98% in a repurchase agreement (principal amount/value $15,158,735 with a maturity value of $15,158,756) with Credit Suisse Securities (USA) LLC, 0.05%, dated 3/31/14 to be repurchased at $299,892 on 4/1/14 collateralized by U.S. Treasury securities, 0.00%, 8/15/23 - 5/15/43, with a value of $15,461,929. (e)	$299,892

1,424,603	Undivided interest of 1.98% in a repurchase agreement (principal amount/value $72,009,976 with a maturity value of $72,010,156) with Citigroup Global Markets Inc, 0.09%, dated 3/31/14 to be repurchased at $1,424,603 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 4/3/14 - 2/15/41, with a value of $73,450,177. (e)	1,424,603

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$1,424,603	Undivided interest of 2.00% in a repurchase agreement (principal amount/value $71,082,880 with a maturity value of $71,082,998) with HSBC Securities (USA) Inc, 0.06%, dated 3/31/14 to be repurchased at $1,424,603 on 4/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/14 - 11/15/30, with a value of $72,504,705. (e)	$1,424,603

1,424,603	Undivided interest of 3.85% in a repurchase agreement (principal amount/value $37,000,799 with a maturity value of $37,000,871) with Scotia Capital (USA) Inc, 0.07%, dated 3/31/14 to be repurchased at $1,424,603 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.00% - 6.50%, 1/31/16 - 11/1/43, with a value of $37,740,890. (e)	1,424,603

1,424,603	Undivided interest of 4.15% in a repurchase agreement (principal amount/value $34,348,993 with a maturity value of $34,349,060) with TD Securities (USA) Inc, 0.07%, dated 3/31/14 to be repurchased at $1,424,603 on 4/1/14 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 12/1/20 - 12/1/43, with a value of $35,035,973. (e)	1,424,603

		5,998,304

TOTAL SHORT TERM INVESTMENTS — 1.93% (Cost $5,998,304)		$5,998,304

TOTAL INVESTMENTS — 102.64% (Cost $251,207,125)		$319,211,060

OTHER ASSETS & LIABILITIES, NET — (2.64)%		$(8,214,145)

TOTAL NET ASSETS — 100.00%		$310,996,915

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL GROWTH FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

(a)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(b)	All or a portion of the security is on loan at March 31, 2014.
(c)	Non-income producing security.
(d)
Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2014, the aggregate cost and fair value of 144A securities was $2,291,982 and $2,958,964, respectively, representing 0.95% of net assets.

(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL GROWTH FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Summary of Investments by Country as of March 31, 2014.
Country	Fair Value	Percentage of Fund Investments

Brazil	$4,400,409	1.38%
Canada	7,939,467	2.49
France	36,457,692	11.42
Germany	38,690,525	12.12
Hong Kong	10,985,815	3.44
India	4,242,906	1.33
Israel	1,748,912	0.55
Italy	1,896,770	0.59
Japan	39,698,790	12.44
Netherlands	26,147,257	8.19
Russia	1,192,702	0.37
Singapore	6,420,578	2.01
South Korea	2,958,964	0.93
Spain	6,562,151	2.06
Sweden	3,507,130	1.10
Switzerland	34,269,568	10.74
Taiwan	8,327,113	2.61
Thailand	779,013	0.24
United Kingdom	66,667,379	20.88
United States	16,317,919	5.11

Total	$319,211,060	100.00%

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL GROWTH FUND
Notes to Schedule of Investments
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West MFS International Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service.  Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

March 31, 2014

Class	Inputs
Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.
Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry, or geography classifications, as applicable, are included in the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Equity Investments:
Domestic Common Stock	$10,319,615	$—	$—	$10,319,615
Foreign Common Stock	27,893,970	274,999,171	—	302,893,141
Short Term Investments	—	5,998,304	—	5,998,304

Total Assets	$38,213,585	$280,997,475	$0	$319,211,060

The Fund recognizes transfers between levels as of the beginning of the reporting period. As of March 31, 2014, the following transfers between levels were recognized between valuation levels.

Investments	Transfers from Level 1 to Level 2(a)	Transfers from Level 2 to Level 1(b)

Financial	—	$2,809,001
Technology	$1,615,642	—

(a) Transferred from Level 1 to Level 2 due to utilizing a fair value price. As of the prior reporting period end, the security utilized a market closing price.

(b) Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value price.

Restricted Securities

Restricted securities held by the Fund may not be sold except in exempt transactions or in public offerings registered under Rule 144A of the Securities Act of 1933, as amended.  Securities exempt from registration may normally be resold to qualified institutional buyers.  These securities are valued under methods approved by the Board of Directors.

March 31, 2014

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

March 31, 2014

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)
At March 31, 2014, the U.S. Federal income tax cost basis was $255,558,767. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $73,239,674 and gross depreciation of investments in which there was an excess of tax cost over value of $9,587,381 resulting in net appreciation of $63,652,293.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2014 the Fund had securities on loan valued at $5,708,130 and received collateral of $5,998,304 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

ASSET-BACKED SECURITIES
Non-Agency — 4.75%
$875,000	AmeriCredit Automobile Receivables Trust Series 2013-1, Class D
	2.09%, 02/08/2019	$874,090
3,500,000	Citigroup Commercial Mortgage Trust Series 2013-GC11, Class B(a)
	3.73%, 04/10/2046	3,379,152
	COMM Mortgage Trust
1,500,000	Series 2013-LC6, Class B 3.74%, 01/10/2046	1,459,560
2,650,000	Series 2013-CR8, Class B 3.97%, 06/10/2046(a)(b)	2,619,541
1,200,000	Discover Card Execution Note Trust Series 2012-B3, Class B3(a)
	0.61%, 05/15/2018	1,200,908
5,625,000	FREMF Mortgage Trust Series 2013-K25, Class B(a)(b)
	3.62%, 11/25/2045	5,359,590
2,325,000	GS Mortgage Securities Trust Series 2012-GCJ7, Class B
	4.74%, 05/10/2045	2,459,180
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15, Class A4(c)
	4.05%, 04/15/2047	1,030,000
175,000	Santander Drive Auto Receivables Trust Series 2013-1, Class D
	2.27%, 01/15/2019	175,793
2,425,000	UBS-Barclays Commercial Mortgage Trust Series 2013-C6, Class B(a)(b)
	3.88%, 04/10/2046	2,374,228

TOTAL ASSET-BACKED SECURITIES — 4.75% (Cost $21,671,799)		$20,932,042

CORPORATE BONDS AND NOTES
Basic Materials — 4.16%
384,000	Albemarle Corp
	5.10%, 02/01/2015	397,169
3,000,000	Alcoa Inc
	5.87%, 02/23/2022	3,163,368
200,000	ALROSA Finance SA
	7.75%, 11/03/2020	211,000
	Anglo American Capital PLC(b)
225,000	2.63%, 04/03/2017(d)	228,483
250,000	4.45%, 09/27/2020	257,440
	AngloGold Ashanti Holdings PLC
2,300,000	8.50%, 07/30/2020	2,536,325
2,250,000	5.13%, 08/01/2022	2,097,855
100,000	Ashland Inc
	4.75%, 08/15/2022	98,125
225,000	U.S. Coatings Acquisition Inc / Axalta Coating Systems Dutch Holding BV(b)
	7.38%, 05/01/2021	244,688

Principal Amount		Fair Value

Basic Materials — (continued)
	Carpenter Technology Corp
$200,000	5.20%, 07/15/2021	$210,520
600,000	4.45%, 03/01/2023	601,957
150,000	Celanese US Holdings LLC
	4.63%, 11/15/2022	147,750
50,000	Clearwater Paper Corp
	4.50%, 02/01/2023	48,125
500,000	Corp Nacional del Cobre de Chile(b)
	4.25%, 07/17/2042	425,015
125,000	Eagle Spinco Inc(b)
	4.63%, 02/15/2021	123,594
210,000	Fibria Overseas Finance Ltd
	6.75%, 03/03/2021	231,000
250,000	Gold Fields Orogen Holding BVI Ltd(b)
	4.88%, 10/07/2020	216,250
125,000	Hexion US Finance Corp
	6.63%, 04/15/2020	129,375
150,000	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC
	8.88%, 02/01/2018	156,000
200,000	Huntsman International LLC
	4.88%, 11/15/2020	201,250
250,000	Incitec Pivot Finance LLC(b)
	6.00%, 12/10/2019	276,104
100,000	OMNOVA Solutions Inc
	7.88%, 11/01/2018	106,750
200,000	Polyus Gold International Ltd(b)
	5.63%, 04/29/2020	187,000
155,000	Praxair Inc
	4.63%, 03/30/2015	161,269
2,825,000	Reliance Steel & Aluminum Co
	4.50%, 04/15/2023	2,828,201
100,000	Rio Tinto Finance USA Ltd
	6.50%, 07/15/2018	117,519
1,400,000	Rio Tinto Finance USA PLC
	2.25%, 12/14/2018	1,399,885
58,000	Rohm & Haas Co
	6.00%, 09/15/2017	65,927
	RPM International Inc
225,000	6.50%, 02/15/2018	255,904
110,000	6.13%, 10/15/2019	124,224
200,000	Samarco Mineracao SA(b)
	4.13%, 11/01/2022	184,000
	Southern Copper Corp
500,000	3.50%, 11/08/2022	475,141
250,000	6.75%, 04/16/2040	254,436
50,000	Steel Dynamics Inc
	5.25%, 04/15/2023	50,875
125,000	Unifrax I LLC / Unifrax Holding Co(b)
	7.50%, 02/15/2019	132,500

		18,345,024

Communications — 7.59%
1,150,000	21st Century Fox America Inc
	8.00%, 10/17/2016	1,343,064
200,000	AMC Networks Inc
	4.75%, 12/15/2022	199,000

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Communications — (continued)
	America Movil SAB de CV
$250,000	5.75%, 01/15/2015	$259,250
200,000	1.23%, 09/12/2016(a)	202,230
100,000	5.00%, 10/16/2019	110,500
420,000	AT&T Inc
	4.45%, 05/15/2021	453,876
50,000	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp(b)
	5.25%, 02/15/2022	51,250
	CCO Holdings LLC / CCO Holdings Capital Corp
125,000	6.63%, 01/31/2022	133,594
150,000	5.13%, 02/15/2023	144,375
125,000	5.75%, 09/01/2023	124,063
	Cequel Communications Holdings I LLC / Cequel Capital Corp(b)
75,000	6.38%, 09/15/2020	78,375
150,000	5.13%, 12/15/2021	148,500
400,000	Cisco Systems Inc
	3.15%, 03/14/2017	423,010
	Clear Channel Communications Inc
175,000	9.00%, 03/01/2021	182,656
50,000	11.25%, 03/01/2021	55,625
	Clear Channel Worldwide Holdings Inc
50,000	7.63%, 03/15/2020	54,000
225,000	6.50%, 11/15/2022	240,469
175,000	CommScope Holding Co Inc(b)
	6.63%, 06/01/2020	185,062
121,000	CommScope Inc(b)
	8.25%, 01/15/2019	130,983
800,000	Corning Inc
	4.75%, 03/15/2042	817,981
112,000	COX Communications Inc
	5.45%, 12/15/2014	115,763
200,000	Crown Media Holdings Inc
	10.50%, 07/15/2019	226,500
150,000	Cumulus Media Holdings Inc
	7.75%, 05/01/2019	159,750
	Digicel Group Ltd(b)
100,000	10.50%, 04/15/2018	106,000
200,000	8.25%, 09/30/2020	213,500
150,000	Digicel Ltd(b)
	8.25%, 09/01/2017	156,000
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc
	5.00%, 03/01/2021	537,586
250,000	Discovery Communications LLC
	5.05%, 06/01/2020	277,414
	DISH DBS Corp
100,000	5.13%, 05/01/2020	104,250
175,000	5.88%, 07/15/2022	186,812
125,000	Entercom Radio LLC
	10.50%, 12/01/2019	143,750
2,050,000	Expedia Inc
	5.95%, 08/15/2020	2,268,794
175,000	Expo Event Transco Inc(b)
	9.00%, 06/15/2021	178,063

Principal Amount		Fair Value

Communications — (continued)
$150,000	Gannett Co Inc(b)
	6.38%, 10/15/2023	$159,188
100,000	Gray Television Inc
	7.50%, 10/01/2020	108,500
	Grupo Televisa SAB
250,000	6.63%, 03/18/2025	289,810
130,000	8.50%, 03/11/2032	170,972
150,000	6.63%, 01/15/2040	171,818
500,000	Historic TW Inc
	6.88%, 06/15/2018	592,568
175,000	IAC/InterActiveCorp
	4.75%, 12/15/2022	171,281
	Intelsat Jackson Holdings SA
75,000	7.50%, 04/01/2021	82,313
125,000	6.63%, 12/15/2022	130,000
75,000	5.50%, 08/01/2023(b)	73,500
	Intelsat Luxembourg SA(b)
50,000	7.75%, 06/01/2021	52,625
150,000	8.13%, 06/01/2023	159,000
1,938,000	Interpublic Group of Cos Inc
	2.25%, 11/15/2017	1,956,235
400,000	Juniper Networks Inc
	4.50%, 03/15/2024	404,966
75,000	Lamar Media Corp
	5.00%, 05/01/2023	75,000
75,000	Level 3 Communications Inc
	8.88%, 06/01/2019	82,406
	Level 3 Financing Inc
150,000	7.00%, 06/01/2020	162,563
100,000	8.63%, 07/15/2020	112,125
100,000	MetroPCS Wireless Inc
	7.88%, 09/01/2018	106,250
225,000	Nielsen Finance LLC / Nielsen Finance Co
	4.50%, 10/01/2020	226,687
	Ooredoo International Finance Ltd(b)
200,000	4.75%, 02/16/2021	214,520
200,000	3.88%, 01/31/2028	181,500
2,050,000	Orange SA
	5.38%, 07/08/2019	2,308,577
100,000	Radio One Inc(b)
	9.25%, 02/15/2020	106,000
200,000	Sirius XM Holdings Inc(b)
	4.63%, 05/15/2023	188,500
	Sprint Capital Corp
50,000	6.90%, 05/01/2019	54,875
250,000	6.88%, 11/15/2028	242,500
	Sprint Communications Inc
100,000	7.00%, 03/01/2020(b)	115,250
275,000	6.00%, 11/15/2022	280,156
50,000	Sprint Corp(b)
	7.13%, 06/15/2024	52,500
175,000	Syniverse Holdings Inc
	9.13%, 01/15/2019	190,312
	T-Mobile USA Inc
50,000	6.25%, 04/01/2021	52,875
75,000	6.13%, 01/15/2022	78,563
50,000	6.73%, 04/28/2022	53,563
150,000	6.63%, 04/01/2023	159,000

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Communications — (continued)
$50,000	6.50%, 01/15/2024	$52,375
2,500,000	Telefonaktiebolaget LM Ericsson
	4.13%, 05/15/2022	2,553,682
300,000	Telefonica Emisiones SAU
	7.05%, 06/20/2036	363,107
	Time Warner Cable Inc
3,530,000	5.00%, 02/01/2020	3,855,120
750,000	5.50%, 09/01/2041	781,957
175,000	Townsquare Radio LLC / Townsquare Radio Inc(b)
	9.00%, 04/01/2019	192,500
50,000	VeriSign Inc
	4.63%, 05/01/2023	48,000
	Verizon Communications Inc
2,300,000	5.15%, 09/15/2023	2,516,934
450,000	4.15%, 03/15/2024	457,177
	Viacom Inc
750,000	2.50%, 12/15/2016	777,240
500,000	2.50%, 09/01/2018	505,605
760,000	3.88%, 04/01/2024	758,133
200,000	VimpelCom Holdings BV(b)
	7.50%, 03/01/2022	202,720
180,000	Walt Disney Co
	3.75%, 06/01/2021	190,250
650,000	WPP Finance 2010
	5.13%, 09/07/2042	639,359

		33,472,702

Consumer, Cyclical — 3.97%
1,000,000	Advance Auto Parts Inc
	4.50%, 12/01/2023	1,024,335
150,000	Affinia Group Inc
	7.75%, 05/01/2021	162,000
50,000	Allegion US Holding Co Inc(b)
	5.75%, 10/01/2021	52,625
75,000	Allison Transmission Inc(b)
	7.13%, 05/15/2019	80,719
	American Axle & Manufacturing Inc
50,000	7.75%, 11/15/2019	57,750
125,000	6.25%, 03/15/2021	133,125
50,000	6.63%, 10/15/2022	54,188
100,000	American Builders & Contractors Supply Co Inc(b)
	5.63%, 04/15/2021	103,500
200,000	Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp
	5.25%, 03/15/2021	202,500
125,000	Chester Downs & Marina LLC / Chester Downs Finance Corp(b)
	9.25%, 02/01/2020	124,375
50,000	Choice Hotels International Inc
	5.75%, 07/01/2022	53,000
50,000	Churchill Downs Inc(b)
	5.38%, 12/15/2021	51,000
50,000	Cinemark USA Inc
	5.13%, 12/15/2022	50,000
100,000	Claire's Stores Inc(b)
	6.13%, 03/15/2020	93,750

Principal Amount		Fair Value

Consumer, Cyclical — (continued)
	Daimler Finance North America LLC(b)
$750,000	2.95%, 01/11/2017	$781,516
2,000,000	1.88%, 01/11/2018	1,991,550
25,000	Exide Technologies(d)(e)(f)
	8.63%, 02/01/2018	19,000
2,225,000	Ford Motor Co
	4.75%, 01/15/2043	2,151,628
	GLP Capital LP / GLP Financing II Inc(b)
100,000	4.88%, 11/01/2020	102,625
50,000	5.38%, 11/01/2023	51,375
150,000	Hillman Group Inc
	10.88%, 06/01/2018	159,750
50,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp(b)
	5.63%, 10/15/2021	52,250
1,700,000	Hyundai Capital America(b)
	2.88%, 08/09/2018	1,732,324
75,000	IDQ Holdings Inc(b)
	11.50%, 04/01/2017	81,563
125,000	International Automotive Components Group SA(b)
	9.13%, 06/01/2018	131,875
200,000	Jaguar Land Rover Automotive PLC(b)
	5.63%, 02/01/2023	208,500
200,000	Jo-Ann Stores Holdings Inc(b)
	9.75%, 10/15/2019	208,500
100,000	Jo-Ann Stores Inc(b)
	8.13%, 03/15/2019	103,750
175,000	L Brands Inc
	5.63%, 02/15/2022	184,844
200,000	Lear Corp(b)
	4.75%, 01/15/2023	195,000
199,000	Libbey Glass Inc
	6.88%, 05/15/2020	217,407
325,000	Marriott International Inc
	3.00%, 03/01/2019	330,939
300,000	Metalsa SA de CV(b)
	4.90%, 04/24/2023	277,500
	MGM Resorts International
200,000	6.75%, 10/01/2020	221,750
100,000	7.75%, 03/15/2022(d)	116,000
175,000	Michaels FinCo Holdings LLC / Michaels FinCo Inc(b)
	7.50%, 08/01/2018	180,250
125,000	Mohegan Tribal Gaming Authority
	9.75%, 09/01/2021	139,375
	Neiman Marcus Group LTD Inc(b)
50,000	8.00%, 10/15/2021	54,938
100,000	8.75%, 10/15/2021	110,500
175,000	New Academy Finance Co LLC / New Academy Finance Corp(b)
	8.00%, 06/15/2018	179,156
1,000,000	Nissan Motor Acceptance Corp(b)
	1.95%, 09/12/2017	1,004,386

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Consumer, Cyclical — (continued)
$125,000	NPC International Inc / NPC Operating Co A Inc / NPC Operating Co B Inc
	10.50%, 01/15/2020	$142,812
125,000	Party City Holdings Inc
	8.88%, 08/01/2020	139,219
225,000	PC Nextco Holdings LLC / PC Nextco Finance Inc(b)
	8.75%, 08/15/2019	232,594
125,000	Penn National Gaming Inc(b)
	5.88%, 11/01/2021	122,812
100,000	Petco Animal Supplies Inc(b)
	9.25%, 12/01/2018	107,500
125,000	Petco Holdings Inc(b)
	8.50%, 10/15/2017	127,346
100,000	Pinnacle Entertainment Inc
	7.75%, 04/01/2022	107,750
125,000	PNK Finance Corp(b)
	6.38%, 08/01/2021	130,000
50,000	Regal Entertainment Group
	5.75%, 03/15/2022	51,500
140,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp(b)
	9.50%, 06/15/2019	153,475
150,000	RSI Home Products Inc(b)
	6.88%, 03/01/2018	160,875
	Sally Holdings LLC / Sally Capital Inc
100,000	6.88%, 11/15/2019	109,500
50,000	5.75%, 06/01/2022	52,875
200,000	Schaeffler Holding Finance BV(b)
	6.88%, 08/15/2018	212,750
200,000	Seminole Hard Rock Entertainment Inc / Seminole Hard Rock International LLC(b)
	5.88%, 05/15/2021	201,500
15,000	Seminole Tribe of Florida Inc(b)
	7.80%, 10/01/2020	16,650
175,000	Serta Simmons Holdings LLC(b)
	8.13%, 10/01/2020	192,281
100,000	SIWF Merger Sub Inc(b)
	6.25%, 06/01/2021	104,000
175,000	Six Flags Entertainment Corp(b)
	5.25%, 01/15/2021	176,312
100,000	Stackpole International Intermediate / Stackpole International Powder / Stackpole(b)
	7.75%, 10/15/2021	107,125
125,000	Station Casinos LLC
	7.50%, 03/01/2021	135,156
	Suburban Propane Partners LP/Suburban Energy Finance Corp
84,000	7.50%, 10/01/2018	89,250
63,000	7.38%, 08/01/2021	69,458
75,000	Titan International Inc(b)
	6.88%, 10/01/2020	79,500

Principal Amount		Fair Value

Consumer, Cyclical — (continued)
$200,000	UCI International Inc
	8.63%, 02/15/2019	$194,000
600,000	Volkswagen International Finance NV(b)
	2.38%, 03/22/2017	617,220
200,000	VWR Funding Inc
	7.25%, 09/15/2017	215,000
150,000	Wal-Mart Stores Inc
	5.63%, 04/15/2041	177,922
50,000	Wolverine World Wide Inc
	6.13%, 10/15/2020	54,000
		17,511,500

Consumer, Non-cyclical — 4.41%
200,000	Ajecorp BV
	6.50%, 05/14/2022	194,500
	Altria Group Inc
34,000	9.25%, 08/06/2019	44,864
1,100,000	4.00%, 01/31/2024	1,102,084
250,000	ARAMARK Corp
	5.75%, 03/15/2020	264,062
500,000	Bacardi Ltd(b)
	7.45%, 04/01/2014	500,000
146,000	Big Heart Pet Brands
	7.63%, 02/15/2019	152,114
	Biomet Inc
100,000	6.50%, 08/01/2020	107,700
175,000	6.50%, 10/01/2020	185,937
50,000	Catamaran Corp
	4.75%, 03/15/2021	50,688
	CHS/Community Health Systems Inc(b)
75,000	5.13%, 08/01/2021	76,875
100,000	6.88%, 02/01/2022	104,500
300,000	Coca-Cola Femsa SAB de CV
	4.63%, 02/15/2020	326,011
100,000	CoreLogic Inc
	7.25%, 06/01/2021	108,250
125,000	Corp Lindley SA(b)
	4.63%, 04/12/2023	117,031
150,000	DaVita HealthCare Partners Inc
	5.75%, 08/15/2022	159,563
125,000	DJO Finance LLC / DJO Finance Corp
	7.75%, 04/15/2018	131,563
100,000	DP World Ltd(b)
	6.85%, 07/02/2037	108,150
300,000	Eli Lilly & Co
	5.20%, 03/15/2017	335,336
123,000	Envision Healthcare Corp
	8.13%, 06/01/2019	131,456
	ERAC USA Finance LLC(b)
275,000	2.75%, 03/15/2017	283,683
700,000	5.25%, 10/01/2020	780,441
50,000	First Quality Finance Co Inc(b)
	4.63%, 05/15/2021	48,625
150,000	Fomento Economico Mexicano SAB de CV
	2.88%, 05/10/2023	137,504

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Consumer, Non-cyclical — (continued)
$75,000	Garda World Security Corp(b)
	7.25%, 11/15/2021	$80,063
500,000	Gilead Sciences Inc
	3.70%, 04/01/2024	500,209
200,000	Grifols Worldwide Operations Ltd(b)
	5.25%, 04/01/2022	204,500
30,000	Gruma SAB de CV(g)
	7.75%, Perpetual	30,076
110,000	Grupo Bimbo SAB de CV(b)
	4.50%, 01/25/2022	113,099
225,000	Hawk Acquisition Sub Inc(b)
	4.25%, 10/15/2020	221,344
425,000	HCA Holdings Inc
	6.25%, 02/15/2021	454,962
	HCA Inc
125,000	7.50%, 02/15/2022	142,813
275,000	5.88%, 03/15/2022	296,312
200,000	Hertz Corp
	6.75%, 04/15/2019	214,250
125,000	Hologic Inc
	6.25%, 08/01/2020	132,188
125,000	IASIS Healthcare LLC / IASIS Capital Corp
	8.38%, 05/15/2019	133,438
175,000	Igloo Holdings Corp(b)
	8.25%, 12/15/2017	176,203
150,000	Interactive Data Corp
	10.25%, 08/01/2018	161,531
150,000	Jaguar Holding Co I(b)
	9.38%, 10/15/2017	157,688
100,000	Jaguar Holding Co II / Jaguar Merger Sub Inc(b)
	9.50%, 12/01/2019	111,250
2,100,000	Kerry Group Financial Services(b)
	3.20%, 04/09/2023	1,956,551
145,000	Laboratory Corp of America Holdings
	3.75%, 08/23/2022	144,022
100,000	Lender Processing Services Inc
	5.75%, 04/15/2023	106,625
100,000	LifePoint Hospitals Inc(b)
	5.50%, 12/01/2021	103,750
840,000	Lorillard Tobacco Co(d)
	7.00%, 08/04/2041	963,802
100,000	Michael Foods Group Inc
	9.75%, 07/15/2018	106,750
300,000	Michael Foods Holding Inc(b)
	8.50%, 07/15/2018	313,500
1,100,000	Mondelez International Inc
	4.00%, 02/01/2024	1,116,219
100,000	Moody's Corp
	5.50%, 09/01/2020	110,598
175,000	MPH Acquisition Holdings LLC(b)
	6.63%, 04/01/2022	179,594
175,000	MultiPlan Inc(b)
	9.88%, 09/01/2018	189,875
75,000	Mustang Merger Corp(b)
	8.50%, 08/15/2021	82,125
450,000	Pernod Ricard SA(b)
	4.25%, 07/15/2022	462,178

Principal Amount		Fair Value

Consumer, Non-cyclical — (continued)
$250,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp
	4.88%, 05/01/2021	$241,250
100,000	Prestige Brands Inc(b)
	5.38%, 12/15/2021	102,375
200,000	Reynolds American Inc(d)
	7.75%, 06/01/2018	239,476
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC
250,000	9.88%, 08/15/2019	279,375
200,000	5.75%, 10/15/2020	209,500
150,000	8.25%, 02/15/2021(d)	163,688
350,000	SABMiller Holdings Inc(b)
	2.45%, 01/15/2017	359,908
	ServiceMaster Co
150,000	8.00%, 02/15/2020	162,750
200,000	7.00%, 08/15/2020	211,750
75,000	7.45%, 08/15/2027	71,719
100,000	Shearer's Foods LLC / Chip Finance Corp(b)
	9.00%, 11/01/2019	109,250
	Smithfield Foods Inc
175,000	5.88%, 08/01/2021(b)	181,562
75,000	6.63%, 08/15/2022	81,000
100,000	Spectrum Brands Inc
	6.75%, 03/15/2020	108,375
	Tenet Healthcare Corp
200,000	4.50%, 04/01/2021	195,500
50,000	4.38%, 10/01/2021	48,250
125,000	8.13%, 04/01/2022	139,688
	TransUnion Holding Co Inc
50,000	8.13%, 06/15/2018	52,500
125,000	9.63%, 06/15/2018	132,813
50,000	TreeHouse Foods Inc
	4.88%, 03/15/2022	50,313
75,000	Truven Health Analytics Inc
	10.63%, 06/01/2020	85,125
500,000	Tyson Foods Inc
	4.50%, 06/15/2022	521,569
175,000	United Rentals North America Inc(d)
	8.38%, 09/15/2020	193,812
125,000	United Surgical Partners International Inc
	9.00%, 04/01/2020	138,750
400,000	UnitedHealth Group Inc
	6.00%, 02/15/2018	460,342
300,000	Valeant Pharmaceuticals International(b)
	7.50%, 07/15/2021	337,500
150,000	Verisk Analytics Inc
	4.13%, 09/12/2022	150,961

		19,445,553

Diversified — 0.40%
175,000	DH Services Luxembourg S.a.r.l.(b)
	7.75%, 12/15/2020	186,813
250,000	Hutchison Whampoa International 09 Ltd(b)
	7.63%, 04/09/2019	304,630

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Diversified — (continued)
$750,000	Hutchison Whampoa International 11 Ltd(b)
	3.50%, 01/13/2017	$787,924
100,000	Hutchison Whampoa International 12 Ltd(a)(g)
	6.00%, Perpetual	107,750
200,000	KazAgro National Management Holding JSC(b)
	4.63%, 05/24/2023	185,000
200,000	Tenedora Nemak SA de CV(b)
	5.50%, 02/28/2023	203,250

		1,775,367

Energy — 5.82%
	Access Midstream Partners LP / ACMP Finance Corp
75,000	6.13%, 07/15/2022	80,719
75,000	4.88%, 05/15/2023	75,563
50,000	4.88%, 03/15/2024	49,875
200,000	Alliance Oil Co Ltd(b)
	7.00%, 05/04/2020	173,000
200,000	Antero Resources Finance Corp(b)
	5.38%, 11/01/2021	203,000
175,000	Approach Resources Inc
	7.00%, 06/15/2021	180,250
100,000	Athlon Holdings LP / Athlon Finance Corp(b)
	7.38%, 04/15/2021	106,500
100,000	BreitBurn Energy Partners LP / BreitBurn Finance Corp
	7.88%, 04/15/2022	108,250
400,000	Canadian Natural Resources Ltd
	5.85%, 02/01/2035	446,648
150,000	Carrizo Oil & Gas Inc
	7.50%, 09/15/2020	165,000
125,000	CGG
	7.75%, 05/15/2017	126,875
	Chaparral Energy Inc
50,000	9.88%, 10/01/2020	56,875
100,000	7.63%, 11/15/2022	108,250
200,000	Chesapeake Energy Corp
	6.88%, 11/15/2020	227,000
100,000	Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance Inc
	6.63%, 11/15/2019	103,750
500,000	CNPC HK Overseas Capital Ltd(b)
	5.95%, 04/28/2041	563,449
150,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp
	6.00%, 12/15/2020	157,125
50,000	CVR Refining LLC / Coffeyville Finance Inc
	6.50%, 11/01/2022	52,625
	El Paso LLC
50,000	7.25%, 06/01/2018	56,879
150,000	6.50%, 09/15/2020	164,593

Principal Amount		Fair Value

Energy — (continued)
	Enbridge Energy Partners LP
$2,650,000	4.75%, 06/01/2013(d)	$2,743,513
690,000	5.50%, 09/15/2040	714,889
155,000	Enbridge Inc
	5.60%, 04/01/2017	172,677
150,000	Energy Transfer Equity LP
	5.88%, 01/15/2024	153,375
1,000,000	Energy Transfer Partners LP(d)
	4.90%, 02/01/2024	1,040,753
200,000	Energy XXI Gulf Coast Inc(b)
	7.50%, 12/15/2021	209,500
1,000,000	Enterprise Products Operating LLC
	3.90%, 02/15/2024	1,005,227
19,000	Forest Oil Corp
	7.25%, 06/15/2019	16,649
	Gazprom OAO Via Gaz Capital SA
100,000	8.63%, 04/28/2034	114,000
205,000	7.29%, 08/16/2037	210,135
50,000	Holly Energy Partners LP / Holly Energy Finance Corp
	6.50%, 03/01/2020	53,125
	Husky Energy Inc
150,000	6.15%, 06/15/2019	171,895
925,000	3.95%, 04/15/2022	949,066
	KazMunayGas National Co JSC(b)
200,000	6.38%, 04/09/2021	218,000
200,000	4.40%, 04/30/2023	188,500
500,000	Kinder Morgan Energy Partners LP
	5.13%, 11/15/2014	564,330
50,000	Kinder Morgan Inc(b)
	5.63%, 11/15/2023	49,451
125,000	Kodiak Oil & Gas Corp
	5.50%, 01/15/2021	128,281
	Linn Energy LLC / Linn Energy Finance Corp
100,000	6.50%, 05/15/2019	104,250
75,000	8.63%, 04/15/2020	81,469
700,000	Marathon Petroleum Corp
	5.13%, 03/01/2021	778,293
97,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp
	6.25%, 06/15/2022	104,760
	Nabors Industries Inc
685,000	5.00%, 09/15/2020	731,153
2,500,000	5.10%, 09/15/2023(b)	2,601,642
150,000	Newfield Exploration Co
	5.63%, 07/01/2024	155,625
125,000	Northern Oil & Gas Inc
	8.00%, 06/01/2020	132,812
	Oasis Petroleum Inc
100,000	6.50%, 11/01/2021	107,500
75,000	6.88%, 01/15/2023	81,375
272,000	Pacific Rubiales Energy Corp(b)
	7.25%, 12/12/2021	298,520
	Pertamina Persero PT
200,000	5.25%, 05/23/2021	200,500
200,000	4.30%, 05/20/2023(b)	180,250
250,000	Petrobras Global Finance BV
	4.38%, 05/20/2023	228,755

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Energy — (continued)
	Petrobras International Finance Co
$100,000	2.88%, 02/06/2015	$101,300
100,000	7.88%, 03/15/2019	114,056
2,100,000	5.38%, 01/27/2021	2,123,774
	Petroleos de Venezuela SA
225,000	5.00%, 10/28/2015	193,500
500,000	5.38%, 04/12/2027	265,000
	Petroleos Mexicanos
65,000	2.26%, 07/18/2018(a)	67,763
50,000	3.50%, 07/18/2018	51,875
500,000	4.88%, 01/18/2024	516,250
625,000	4.88%, 01/18/2024(b)	645,312
500,000	6.50%, 06/02/2041	547,500
100,000	6.38%, 01/23/2045(b)	107,875
70,833	Petroleum Co of Trinidad & Tobago Ltd
	6.00%, 05/08/2022	75,880
285,000	Phillips 66
	4.30%, 04/01/2022	301,301
78,338	QGOG Atlantic / Alaskan Rigs Ltd
	5.25%, 07/30/2018	80,884
	Regency Energy Partners LP / Regency Energy Finance Corp
50,000	5.88%, 03/01/2022	51,875
100,000	4.50%, 11/01/2023	93,000
200,000	Sabine Pass Liquefaction LLC
	5.63%, 02/01/2021	206,250
	SandRidge Energy Inc
75,000	7.50%, 03/15/2021	80,063
75,000	8.13%, 10/15/2022	81,750
50,000	SESI LLC
	7.13%, 12/15/2021	55,750
50,000	SM Energy Co(b)
	5.00%, 01/15/2024	48,625
50,000	Southern Star Central Corp
	6.75%, 03/01/2016	50,063
50,000	Tesoro Corp
	5.13%, 04/01/2024	49,750
	Tesoro Logistics LP / Tesoro Logistics Finance Corp
50,000	5.88%, 10/01/2020(b)	52,250
100,000	6.13%, 10/15/2021	106,000
250,000	Thai Oil PCL(b)
	4.88%, 01/23/2043	215,112
	Valero Energy Corp
150,000	9.38%, 03/15/2019	195,195
900,000	7.50%, 04/15/2032	1,151,955
300,000	Williams Partners LP
	5.25%, 03/15/2020	330,317

		25,656,721

Financial — 17.90%
10,000	ACE INA Holdings Inc
	5.70%, 02/15/2017	11,201
200,000	ADCB Finance Cayman Ltd
	4.50%, 03/06/2023	201,300
	Aflac Inc
265,000	2.65%, 02/15/2017	275,955
300,000	8.50%, 05/15/2019	385,578

Principal Amount		Fair Value

Financial — (continued)
	Alexandria Real Estate Equities Inc
$600,000	4.60%, 04/01/2022	$619,984
1,500,000	3.90%, 06/15/2023	1,448,709
	Ally Financial Inc
125,000	5.50%, 02/15/2017	135,625
325,000	6.25%, 12/01/2017	362,781
	American Tower Corp
2,250,000	4.50%, 01/15/2018	2,426,483
1,120,000	3.40%, 02/15/2019	1,147,704
80,000	Associated Banc-Corp
	5.13%, 03/28/2016	85,499
250,000	AvalonBay Communities Inc
	5.70%, 03/15/2017	280,273
200,000	Banco Davivienda SA(b)
	2.95%, 01/29/2018	197,000
150,000	Banco de Reservas de la Republica Dominicana(b)
	7.00%, 02/01/2023	141,188
300,000	Banco do Brasil SA
	3.88%, 10/10/2022	279,000
	Bank of America Corp
100,000	4.50%, 04/01/2015	103,748
1,500,000	5.70%, 05/02/2017	1,668,367
2,300,000	2.00%, 01/11/2018	2,295,692
1,500,000	7.63%, 06/01/2019	1,846,158
2,400,000	5.00%, 05/13/2021	2,646,348
400,000	BB&T Corp
	2.25%, 02/01/2019	399,785
125,000	Bear Stearns Cos LLC
	5.70%, 11/15/2014	129,011
250,000	Capital One Financial Corp
	7.38%, 05/23/2014	252,428
210,000	Chubb Corp
	5.75%, 05/15/2018	240,505
	CIT Group Inc
275,000	5.25%, 03/15/2018	295,625
25,000	6.63%, 04/01/2018(b)	27,969
100,000	5.00%, 08/01/2023	102,250
	Citigroup Inc
2,000	5.13%, 05/05/2014	2,008
300,000	1.25%, 01/15/2016	301,056
1,075,000	4.05%, 07/30/2022	1,079,149
325,000	City National Corp
	5.25%, 09/15/2020	361,913
350,000	CME Group Index Services LLC(b)
	4.40%, 03/15/2018	378,954
500,000	CNA Financial Corp
	5.88%, 08/15/2020	573,938
2,750,000	Discover Bank
	2.00%, 02/21/2018	2,737,581
250,000	Discover Financial Services
	3.85%, 11/21/2022	245,406
	Fifth Third Bancorp
250,000	3.63%, 01/25/2016	262,301
780,000	2.30%, 03/01/2019	774,554
200,000	FMR LLC(b)
	7.57%, 06/15/2029	263,788
	Ford Motor Credit Co LLC
500,000	3.00%, 06/12/2017	519,330
3,700,000	2.38%, 01/16/2018	3,731,198
See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Financial — (continued)
	General Electric Capital Corp
$500,000	2.90%, 01/09/2017	$523,212
500,000	5.50%, 01/08/2020	575,352
500,000	General Electric Capital Corp / LJ VP Holdings LLC(b)
	3.80%, 06/18/2019	529,498
	Goldman Sachs Group Inc
15,000	6.15%, 04/01/2018	17,148
1,000,000	2.63%, 01/31/2019	997,438
750,000	5.38%, 03/15/2020	836,803
1,250,000	5.25%, 07/27/2021	1,383,737
200,000	Grupo Aval Ltd
	5.25%, 02/01/2017	210,200
175,000	Harley-Davidson Financial Services Inc(b)
	3.88%, 03/15/2016	184,238
325,000	Hartford Financial Services Group Inc
	5.13%, 04/15/2022	361,596
375,000	Health Care REIT Inc
	4.13%, 04/01/2019	397,305
1,325,000	Healthcare Trust of America Holdings LP
	3.70%, 04/15/2023	1,261,748
100,000	Horace Mann Educators Corp
	6.85%, 04/15/2016	109,763
290,000	HSBC Holdings PLC
	5.10%, 04/05/2021	324,250
2,500,000	HSBC USA Inc
	1.63%, 01/16/2018	2,479,362
1,020,000	Huntington National Bank
	2.20%, 04/01/2019	1,002,954
	International Lease Finance Corp
325,000	6.25%, 05/15/2019	358,313
50,000	5.88%, 08/15/2022	52,875
50,000	Janus Capital Group Inc
	6.70%, 06/15/2017	56,452
	Jefferies Group LLC
1,900,000	6.88%, 04/15/2021	2,212,438
550,000	5.13%, 01/20/2023	578,059
870,000	6.50%, 01/20/2043	911,235
	JPMorgan Chase & Co
1,000,000	2.35%, 01/28/2019	1,002,639
550,000	4.50%, 01/24/2022	592,945
2,195,000	3.38%, 05/01/2023	2,077,829
200,000	Korea Development Bank
	3.50%, 08/22/2017	211,659
785,000	Legg Mason Inc
	5.50%, 05/21/2019	867,016
	Liberty Mutual Group Inc(b)
235,000	5.00%, 06/01/2021	252,914
2,350,000	4.95%, 05/01/2022	2,515,398
600,000	4.25%, 06/15/2023	608,908
	Lincoln National Corp
2,000,000	8.75%, 07/01/2019	2,578,628
225,000	4.20%, 03/15/2022	235,775
500,000	MetLife Inc
	6.82%, 08/15/2018	596,711
300,000	MetLife Institutional Funding II(b)
	1.63%, 04/02/2015	303,579

Principal Amount		Fair Value

Financial — (continued)
	Morgan Stanley
$320,000	3.80%, 04/29/2016	$337,043
4,000,000	4.10%, 05/22/2023	3,959,452
1,500,000	5.00%, 11/24/2025	1,543,380
500,000	National Rural Utilities Cooperative Finance Corp
	10.38%, 11/01/2018	674,163
3,150,000	Nationwide Mutual Insurance Co(b)
	9.38%, 08/15/2039	4,632,510
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp(b)
50,000	5.63%, 03/15/2020	52,500
100,000	5.88%, 03/15/2022	106,500
275,000	Nuveen Investments Inc(b)
	9.50%, 10/15/2020	292,875
165,000	PNC Funding Corp
	5.63%, 02/01/2017	182,663
100,000	Power Sector Assets & Liabilities Management Corp
	7.39%, 12/02/2024	125,630
1,300,000	ProLogis LP
	3.35%, 02/01/2021	1,286,090
100,000	Qatari Diar Finance Co(b)
	5.00%, 07/21/2020	111,010
	Raymond James Financial Inc
200,000	4.25%, 04/15/2016	211,925
244,000	5.63%, 04/01/2024	264,991
	RCI Banque SA(b)
250,000	4.60%, 04/12/2016	264,833
2,900,000	3.50%, 04/03/2018	3,012,375
200,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(b)
	5.10%, 07/25/2018	195,000
300,000	Santander US Debt SAU(b)
	3.78%, 10/07/2015	310,277
100,000	Simon Property Group LP
	6.13%, 05/30/2018	116,328
50,000	Sophia Holding Finance LP / Sophia Holding Finance Inc(b)
	9.63%, 12/01/2018	52,375
250,000	Textron Financial Corp(a)(b)
	6.00%, 02/15/2067	223,125
500,000	UDR Inc
	4.63%, 01/10/2022	529,627
250,000	Union Bank NA
	2.63%, 09/26/2018	254,732
200,000	Vnesheconombank Via VEB Finance PLC(b)
	5.38%, 02/13/2017	204,750
500,000	Wachovia Corp
	5.75%, 02/01/2018	572,493
1,900,000	Weyerhaeuser Co
	7.38%, 10/01/2019	2,309,433
500,000	WP Carey Inc
	4.60%, 04/01/2024	499,800

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Financial — (continued)
$200,000	Yapi ve Kredi Bankasi AS(b)
	5.25%, 12/03/2018	$198,000

		78,969,199

Industrial — 3.64%
200,000	Accudyne Industries Borrower / Accudyne Industries LLC(b)
	7.75%, 12/15/2020	215,500
150,000	Anixter Inc
	5.63%, 05/01/2019	159,750
150,000	Ardagh Packaging Finance PLC(b)
	9.13%, 10/15/2020	167,250
150,000	B/E Aerospace Inc
	5.25%, 04/01/2022	154,313
	Ball Corp
100,000	5.00%, 03/15/2022	102,500
125,000	4.00%, 11/15/2023	116,875
100,000	BC Mountain LLC / BC Mountain Finance Inc(b)
	7.00%, 02/01/2021	99,000
175,000	Belden Inc(b)
	5.50%, 09/01/2022	177,187
50,000	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is(b)
	6.00%, 06/15/2017	51,750
125,000	BOE Merger Corp(b)
	9.50%, 11/01/2017	132,500
	Building Materials Corp of America(b)
100,000	7.50%, 03/15/2020	107,750
75,000	6.75%, 05/01/2021	81,375
375,000	Burlington Northern Santa Fe LLC
	4.88%, 01/15/2015	387,265
100,000	BWAY Holding Co
	10.00%, 06/15/2018	106,500
150,000	Cemex SAB de CV(a)
	5.23%, 09/30/2015	154,920
150,000	Cleaver-Brooks Inc(b)
	8.75%, 12/15/2019	165,750
100,000	CPG Merger Sub LLC(b)
	8.00%, 10/01/2021	107,500
125,000	Crown Americas LLC / Crown Americas Capital Corp IV
	4.50%, 01/15/2023	119,375
50,000	Darling International Inc(b)
	5.38%, 01/15/2022	51,375
320,000	Dover Corp
	5.45%, 03/15/2018	362,227
75,000	Dynacast International LLC / Dynacast Finance Inc
	9.25%, 07/15/2019	83,438
2,907,000	Embraer Overseas Ltd(b)
	5.70%, 09/16/2023	3,016,012
50,000	Embraer SA
	5.15%, 06/15/2022	51,875
50,000	FGI Operating Co LLC / FGI Finance Inc
	7.88%, 05/01/2020	53,188

Principal Amount		Fair Value

Industrial — (continued)
	Flextronics International Ltd
$75,000	4.63%, 02/15/2020	$75,656
75,000	5.00%, 02/15/2023	75,563
150,000	Gardner Denver Inc(b)
	6.88%, 08/15/2021	154,500
125,000	General Cable Corp(b)
	6.50%, 10/01/2022	126,875
125,000	Graphic Packaging International Inc
	4.75%, 04/15/2021	125,156
75,000	Greif Inc
	7.75%, 08/01/2019	85,875
800,000	Harsco Corp
	5.75%, 05/15/2018	856,000
120,000	Hubbell Inc
	5.95%, 06/01/2018	135,341
225,000	Interline Brands Inc
	10.00%, 11/15/2018	244,687
100,000	JB Poindexter & Co Inc(b)
	9.00%, 04/01/2022	107,000
50,000	Jurassic Holdings III Inc(b)
	6.88%, 02/15/2021	51,500
50,000	Koppers Inc
	7.88%, 12/01/2019	53,625
1,000,000	Masco Corp
	7.13%, 03/15/2020	1,155,000
100,000	Masonite International Corp(b)
	8.25%, 04/15/2021	110,375
50,000	MasTec Inc
	4.88%, 03/15/2023	49,000
50,000	Mcron Finance Sub LLC / Mcron Finance Corp(b)
	8.38%, 05/15/2019	55,250
	Mueller Water Products Inc
200,000	7.38%, 06/01/2017	204,500
42,000	8.75%, 09/01/2020	46,935
300,000	Nortek Inc
	8.50%, 04/15/2021	335,250
100,000	Odebrecht Finance Ltd(b)
	7.50%, 09/29/2049	100,750
50,000	Pactiv LLC
	7.95%, 12/15/2025	51,375
350,000	Pentair Ltd
	5.00%, 05/15/2021	375,915
100,000	Ply Gem Industries Inc(b)
	6.50%, 02/01/2022	100,750
	Republic Services Inc
750,000	5.25%, 11/15/2021	838,420
250,000	6.20%, 03/01/2040	301,736
225,000	Rexel SA(b)
	5.25%, 06/15/2020	230,062
	Rock Tenn Co
120,000	4.45%, 03/01/2019	128,559
1,000,000	4.00%, 03/01/2023	1,005,513
75,000	Roofing Supply Group LLC / Roofing Supply Finance Inc(b)
	10.00%, 06/01/2020	83,813
1,000,000	Ryder System Inc
	2.45%, 11/15/2018	1,000,785

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Industrial — (continued)
	Sealed Air Corp(b)
$75,000	6.50%, 12/01/2020	$82,688
100,000	8.38%, 09/15/2021	115,125
300,000	Textron Inc
	4.30%, 03/01/2024	305,584
	TransDigm Inc
75,000	7.75%, 12/15/2018	80,438
200,000	5.50%, 10/15/2020	203,500
300,000	Union Pacific Corp
	3.75%, 03/15/2024	303,276
50,000	USG Corp(b)
	5.88%, 11/01/2021	53,250
150,000	Valmont Industries Inc
	6.63%, 04/20/2020	174,179
50,000	Viasystems Inc(b)
	7.88%, 05/01/2019	53,875
50,000	Waterjet Holdings Inc(b)
	7.63%, 02/01/2020	53,000
125,000	Wise Metals Group LLC / Wise Alloys Finance Corp(b)
	8.75%, 12/15/2018	134,063

		16,049,919

Technology — 1.73%
50,000	ACI Worldwide Inc(b)
	6.38%, 08/15/2020	52,688
	Activision Blizzard Inc(b)
50,000	5.63%, 09/15/2021	53,500
50,000	6.13%, 09/15/2023	54,438
125,000	Audatex North America Inc(b)
	6.00%, 06/15/2021	133,437
50,000	Blackboard Inc(b)
	7.75%, 11/15/2019	52,375
200,000	BMC Software Finance Inc(b)
	8.13%, 07/15/2021	210,500
2,000,000	BMC Software Inc
	7.25%, 06/01/2018	2,070,000
	CDW LLC / CDW Finance Corp
5,000	12.54%, 10/12/2017	5,225
250,000	8.50%, 04/01/2019	273,750
125,000	Compiler Finance Sub Inc(b)
	7.00%, 05/01/2021	125,938
100,000	Eagle Midco Inc(b)
	9.00%, 06/15/2018	105,000
100,000	Emdeon Inc
	11.00%, 12/31/2019	115,875
50,000	Entegris Inc(b)
	6.00%, 04/01/2022	51,125
175,000	Epicor Software Corp
	8.63%, 05/01/2019	191,406
	First Data Corp
50,000	7.38%, 06/15/2019(b)	53,750
50,000	11.25%, 01/15/2021	57,063
375,000	8.75%, 01/15/2022(b)	409,687
500,000	Fiserv Inc
	6.80%, 11/20/2017	576,434
100,000	Freescale Semiconductor Inc(b)
	6.00%, 01/15/2022	106,125

Principal Amount		Fair Value

Technology — (continued)
	Hewlett-Packard Co
$250,000	2.13%, 09/13/2015	$254,892
275,000	3.30%, 12/09/2016	289,230
100,000	iGATE Corp(d)
	9.00%, 05/01/2016	105,000
150,000	Infor US Inc
	9.38%, 04/01/2019	168,937
75,000	Magnachip Semiconductor Corp
	6.63%, 07/15/2021	74,625
	NCR Corp
200,000	4.63%, 02/15/2021	201,000
50,000	6.38%, 12/15/2023(b)	53,125
175,000	Nuance Communications Inc(b)
	5.38%, 08/15/2020	174,125
200,000	NXP BV / NXP Funding LLC(b)
	5.75%, 02/15/2021	213,000
125,000	Seagate HDD Cayman(b)
	4.75%, 06/01/2023	123,438
200,000	Sophia LP / Sophia Finance Inc(b)
	9.75%, 01/15/2019	222,000
225,000	Southern Graphics Inc(b)
	8.38%, 10/15/2020	239,062
300,000	SSI Investments II Ltd / SSI Co-Issuer LLC
	11.13%, 06/01/2018	319,875
125,000	SunGard Data Systems Inc
	7.63%, 11/15/2020	137,031
325,000	Xerox Corp
	2.95%, 03/15/2017	337,889

		7,611,545

Utilities — 3.85%
200,000	Centrais Eletricas Brasileiras SA
	5.75%, 10/27/2021	197,000
1,300,000	Commonwealth Edison Co
	5.80%, 03/15/2018	1,490,359
225,000	Dubai Electricity & Water Authority(b)
	7.38%, 10/21/2020	271,406
	Electricite de France(b)
500,000	5.63%,Perpetual(g)	506,250
1,225,000	5.60%, 01/27/2040	1,344,786
200,000	Empresa de Energia de Bogota SA ESP
	6.13%, 11/10/2021	214,000
1,000,000	Enel Finance International NV(b)
	6.00%, 10/07/2039	1,044,750
	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc
75,000	6.88%, 08/15/2017(b)	76,781
75,000	10.00%, 12/01/2020	78,938
	Exelon Generation Co LLC
950,000	4.25%, 06/15/2022	963,468
250,000	5.75%, 10/01/2041	262,235
300,000	FirstEnergy Solutions Corp
	6.05%, 08/15/2021	327,598

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Utilities — (continued)
$750,000	Florida Gas Transmission Co LLC(b)
	5.45%, 07/15/2020	$832,634
12,475	FPL Energy National Wind Portfolio LLC(b)(h)
	6.13%, 03/25/2019	12,165
90,000	Great Plains Energy Inc
	4.85%, 06/01/2021	97,193
200,000	Hrvatska Elektroprivreda
	6.00%, 11/09/2017	208,000
130,000	Majapahit Holding BV
	7.75%, 01/20/2020	149,175
550,000	MidAmerican Energy Holdings Co
	5.95%, 05/15/2037	645,743
2,775,000	National Fuel Gas Co
	3.75%, 03/01/2023	2,708,217
400,000	NextEra Energy Capital Holdings Inc
	2.70%, 09/15/2019	398,357
200,000	Northern States Power Co
	5.25%, 03/01/2018	225,446
	PPL Capital Funding Inc
410,000	4.20%, 06/15/2022	425,120
2,000,000	4.70%, 06/01/2043	1,933,306
250,000	PPL WEM Holdings PLC(b)
	5.38%, 05/01/2021	273,831
1,475,000	PSEG Power LLC(d)
	4.30%, 11/15/2023	1,508,273
250,000	Sempra Energy
	9.80%, 02/15/2019	331,077
250,000	TECO Finance Inc
	5.15%, 03/15/2020	276,481
200,000	Transportadora de Gas del Peru SA(b)
	4.25%, 04/30/2028	182,000

		16,984,589

TOTAL CORPORATE BONDS AND NOTES — 53.47% (Cost $231,110,512)		$235,822,119

FOREIGN GOVERNMENT BONDS AND NOTES
200,000	Argentina Boden Bonds
	7.00%, 10/03/2015	194,800
100,000	Argentine Republic Government International Bond(i)
	3.75%, 03/31/2019	42,000
200,000	Bahrain Government International Bond(b)
	6.13%, 08/01/2023	217,500
400,000	Brazilian Government International Bond
	4.25%, 01/07/2025	387,000
200,000	Colombia Government International Bond
	4.38%, 07/12/2021	208,000
500,000	Corp Andina de Fomento
	4.38%, 06/15/2022	514,934

Principal Amount		Fair Value

Foreign Government Bonds and Notes — (continued)
$150,000	Dominican Republic International Bond(b)
	5.88%, 04/18/2024	$148,875
200,000	Emirate of Dubai Government International Bonds
	5.25%, 01/30/2043	186,000
	Hungary Government International Bond
70,000	4.13%, 02/19/2018	71,050
70,000	6.25%, 01/29/2020	76,388
70,000	6.38%, 03/29/2021	76,563
250,000	Indonesia Government International Bond
	5.88%, 03/13/2020	273,125
	Mexico Government International Bond
300,000	5.95%, 03/19/2019	348,750
200,000	5.13%, 01/15/2020	222,500
200,000	Morocco Government International Bond
	4.25%, 12/11/2022	194,000
200,000	Nigeria Government International Bond(b)
	5.13%, 07/12/2018	204,300
150,000	Philippine Government International Bond
	6.38%, 01/15/2032	183,000
150,000	Poland Government International Bond
	6.38%, 07/15/2019	175,987
	Romanian Government International Bond(b)
18,000	4.88%, 01/22/2024	18,315
12,000	6.13%, 01/22/2044	12,675
371,270	Russian Foreign Eurobond(i)
	0.00%, 03/31/2030	422,320
100,000	Sri Lanka Government International Bond(b)
	6.25%, 10/04/2020	104,750
	Turkey Government International Bond
350,000	5.63%, 03/30/2021	365,050
550,000	5.75%, 03/22/2024	568,562
50,000	Uruguay Government International Bond
	7.63%, 03/21/2036	64,000

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 1.20% (Cost $5,198,596)		$5,280,444

MORTGAGE-BACKED SECURITIES
Government Agency — 20.72%
	Federal Home Loan Mortgage Corp
10,000,000	3.50%,TBA	10,048,438
109,229	5.50%, 02/01/2018	117,245
63,572	4.00%, 12/01/2020	67,182
19,616	4.50%, 04/01/2021	20,748
52,193	6.00%, 05/01/2021	55,711

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Government Agency — (continued)
$28,139	4.50%, 07/01/2021	$29,772
40,780	5.00%, 03/01/2022	44,095
29,305	6.00%, 11/01/2033	32,978
32,843	6.00%, 04/01/2035	36,468
99,727	4.50%, 05/01/2035	106,527
353,221	5.50%, 08/01/2035	390,328
111,159	4.50%, 11/01/2035	118,662
41,517	6.50%, 02/01/2036	46,522
63,567	4.50%, 03/01/2036	67,877
55,010	6.00%, 03/01/2036	61,680
38,439	5.50%, 06/01/2036	42,195
217,077	5.50%, 08/01/2036	238,289
1,297,724	5.00%, 04/01/2037	1,407,884
844,611	2.52%, 05/01/2037(a)	900,243
35,391	6.00%, 08/01/2037	39,240
94,120	7.00%, 08/01/2037	106,818
332,045	5.00%, 04/01/2038	360,231
1,052,127	5.50%, 05/01/2038	1,155,527
560,583	4.50%, 03/01/2039	597,647
1,627,305	4.50%, 05/01/2039	1,734,564
409,522	4.00%, 09/01/2040	424,956
1,473,082	5.00%, 09/01/2040	1,598,689
502,767	3.50%, 12/01/2040	505,674
2,218,713	4.00%, 12/01/2040	2,302,784
2,672,295	5.00%, 02/01/2041	2,911,010
3,008,335	3.50%, 12/01/2041	3,025,732
246,360	4.00%, 09/01/2043	255,707
246,221	3.50%, 10/01/2043	247,645
17,833,671	4.00%, 01/01/2044	18,508,664
9,984,867	4.00%, 02/01/2044	10,365,313
3,305,446	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit Series 2976, Class KJ(a)
	0.51%, 05/15/2035	3,302,442
	Federal National Mortgage Association
77,808	5.00%, 02/01/2018	82,747
161,312	4.50%, 06/01/2018	170,923
2,586,097	3.50%, 01/01/2031	2,660,862
42,538	4.50%, 08/01/2035	45,456
114,562	6.00%, 02/01/2036	128,084
260,571	5.50%, 03/01/2036	287,880
279,502	6.50%, 06/01/2036	320,004
443,467	6.00%, 02/01/2037	493,288
287,059	6.00%, 03/01/2037	319,421
2,441	6.50%, 04/01/2037	2,795
124,630	6.00%, 08/01/2037	138,643
102,776	6.50%, 08/01/2037	115,353
2,899,897	4.50%, 07/01/2039	3,095,391
1,367,808	4.00%, 10/01/2041	1,422,165
2,696,985	3.50%, 12/01/2041	2,715,230
4,403,523	4.00%, 12/01/2041	4,578,787
3,004,336	Series 2012-1, Class F 0.60%, 02/25/2042(a)	3,007,764
1,424,507	3.50%, 07/01/2042	1,434,144
1,925,982	3.50%, 07/01/2042	1,939,011
1,706,146	3.50%, 07/01/2042	1,717,688
3,531,268	3.00%, 10/01/2042	3,412,759
354,659	2.70%, 03/01/2047(a)	371,628

Principal Amount		Fair Value

Government Agency — (continued)
$1,675,334	Government National Mortgage Association Series 2011-H15, Class FA(a)
	0.61%, 06/20/2061	$1,664,505

TOTAL MORTGAGE-BACKED SECURITIES — 20.72% (Cost $91,174,181)		$91,400,015

U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
4,402,680	0.63%, 07/15/2021	4,704,660
16,850,500	0.13%, 01/15/2022	17,061,258
	United States Treasury Note/Bond
150,000	4.13%, 05/15/2015(j)	156,639
10,600,000	1.00%, 09/30/2016(j)	10,686,125
20,000,000	0.88%, 11/30/2016	20,068,760
3,750,000	1.88%, 06/30/2020	3,693,457
5,250,000	2.75%, 11/15/2023	5,273,788
1,500,000	2.75%, 02/15/2024	1,503,282

TOTAL U.S. TREASURY BONDS AND NOTES — 14.32% (Cost $64,454,700)		$63,147,969

Shares

COMMON STOCK
Consumer, Cyclical — 0.00%(k)
423	General Motors Co	14,560

TOTAL COMMON STOCK — 0.00%(k) (Cost $39,399)		$14,560

WARRANTS
Consumer, Cyclical — 0.00%(k)
385	General Motors Co, expiring 7/10/2016 (l)	9,563
385	General Motors Co, expiring 7/10/2019 (l)	6,703

		16,266

TOTAL WARRANTS — 0.00%(k) (Cost $45,134)		$16,266

Principal Amount

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 5.67%
$25,000,000	International Bank for Reconstruction & Development
	0.01%, 04/01/2014	25,000,000

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

U.S. Government Agency Bonds and Notes — 4.17%
	Federal Home Loan Bank
$3,400,000	0.00%, 04/01/2014	$3,400,000
15,000,000	0.04%, 04/04/2014	14,999,950

		18,399,950

Repurchase Agreements — 1.68%
370,377	Undivided interest of 2.44% in a repurchase agreement (principal amount/value $15,158,735 with a maturity value of $15,158,756) with Credit Suisse Securities (USA) LLC, 0.05%, dated 3/31/14 to be repurchased at $370,377 on 4/1/14 collateralized by U.S. Treasury securities, 0.00%, 8/15/23 - 5/15/43, with a value of $15,461,929. (m)	370,377

1,759,422	Undivided interest of 2.44% in a repurchase agreement (principal amount/value $72,009,976 with a maturity value of $72,010,156) with Citigroup Global Markets Inc, 0.09%, dated 3/31/14 to be repurchased at $1,759,422 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 4/3/14 - 2/15/41, with a value of $73,450,177. (m)	1,759,422

1,759,422	Undivided interest of 2.48% in a repurchase agreement (principal amount/value $71,082,880 with a maturity value of $71,082,998) with HSBC Securities (USA) Inc, 0.06%, dated 3/31/14 to be repurchased at $1,759,422 on 4/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/14 - 11/15/30, with a value of $72,504,705. (m)	1,759,422

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$1,759,422	Undivided interest of 4.76% in a repurchase agreement (principal amount/value $37,000,799 with a maturity value of $37,000,871) with Scotia Capital (USA) Inc, 0.07%, dated 3/31/14 to be repurchased at $1,759,422 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.00% - 6.50%, 1/31/16 - 11/1/43, with a value of $37,740,890. (m)	$1,759,422

1,759,422	Undivided interest of 5.12% in a repurchase agreement (principal amount/value $34,348,993 with a maturity value of $34,349,060) with TD Securities (USA) Inc, 0.07%, dated 3/31/14 to be repurchased at $1,759,422 on 4/1/14 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 12/1/20 - 12/1/43, with a value of $35,035,973. (m)	1,759,422

		7,408,065

TOTAL SHORT TERM INVESTMENTS — 11.52% (Cost $50,808,015)		$50,808,015

TOTAL INVESTMENTS — 105.98% (Cost $464,502,336)		$467,421,430

OTHER ASSETS & LIABILITIES, NET — (5.98)%		$(26,363,005)

TOTAL NET ASSETS — 100.00%		$441,058,425

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

(a)					Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2014.
(b)
Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2014, the aggregate cost and fair value of 144A securities was $69,148,941 and $69,989,379, respectively, representing 15.87% of net assets.

(c)					Domestic security is fair valued under procedures adopted by the Board of Directors.
(d)					All or a portion of the security is on loan at March 31, 2014.
(e)
Security in default; some interest payments received during the last 12 months. At March 31, 2014, the aggregate cost and fair value of securities in default was $25,568 and $19,000, respectively, representing 0.00% of net assets.

(f)					Security in bankruptcy at March 31, 2014.
(g)					Security has no contractual maturity date and pays an indefinite stream of interest.
(h)					Restricted security; further details of these securities are included in a subsequent table.
(i)
Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2014. Maturity date disclosed represents final maturity date.

(j)					All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(k)					Represents less than 0.005% of net assets.
(l)					Non-income producing security.
(m)					Collateral received for securities on loan.
REIT					Real Estate Investment Trust
TBA					To Be Announced.
TIPS					Treasury Inflation Protected Securities

At March 31, 2014, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets

FPL Energy National Wind Portfolio LLC	6.13%	03/25/2019	05/27/2009	$10,766	$12,165	0.00%

At March 31, 2014, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)

U.S. 2 Year Treasury Note Long Futures	470	USD	$103,194,375	June 2014	$(117,500)

U.S. 5 Year Treasury Note Long Futures	226	USD	26,883,406	June 2014	(18,155)

U.S. Ultra Bond Long Futures	165	USD	23,837,344	June 2014	304,219

U.S.10 Year Treasury Note Short Futures	1,329	USD	164,131,500	June 2014	807,563

				Net Appreciation	$976,127

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND
Notes to Schedule of Investments
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Federated Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek to provide total return, consistent with two components: (1) changes in the market value of its fund holdings (both realized and unrealized appreciation); and (2) income received from its fund holdings. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2014

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:

Asset-Backed Securities
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Domestic Corporate Bonds and Notes, U.S. Treasury Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Corporate Bonds and Notes, Foreign Government Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Equity Investments:

Domestic Common Stock	Exchange traded close or bid price.

Warrants	Exchange traded close price, bids and evaluated bids.

Short Term Investments	Maturity date, credit quality and interest rates.

Other Financial Investments:

Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

March 31, 2014

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Fixed Income Investments:
Asset-Backed Securities	$—	$20,932,042	$—	$20,932,042
Corporate Bonds and Notes	—	235,822,119	—	235,822,119
Foreign Government Bonds and Notes	—	5,280,444	—	5,280,444
Mortgage-Backed Securities	—	91,400,015	—	91,400,015
U.S. Treasury Bonds and Notes	—	63,147,969	—	63,147,969
Equity Investments:
Domestic Common Stock	14,560	—	—	14,560
Warrants	16,266	—	—	16,266
Short Term Investments	—	50,808,015	—	50,808,015

Total investments, at fair value	30,826	467,390,604	0	467,421,430
Other Financial Investments:
Futures Contracts (a)	1,111,782	—	—	1,111,782
Total Assets	$1,142,608	$467,390,604	$0	$468,533,212

Liabilities

Other Financial Investments:
Futures Contracts (a)	135,655	—	—	135,655

Total Liabilities	$135,655	$—	$—	$135,655

(a)			Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

Restricted Securities

Restricted securities held by the Fund may not be sold except in exempt transactions or in public offerings registered under Rule 144A of the Securities Act of 1933, as amended.  Securities exempt from registration may normally be resold to qualified institutional buyers.  These securities are valued under methods approved by the Board of Directors.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

To Be Announced Transactions

The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction.

March 31, 2014

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid quarterly. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INVESTMENTS

The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

March 31, 2014

Financial Futures Contracts
A futures contracts is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. The use of futures contracts involves risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities. The Fund held an average of 1,324 futures contracts for the reporting period.

3. UNREALIZED APPRECIATION (DEPRECIATION)
At March 31, 2014, the U.S. Federal income tax cost basis was $464,510,385. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $8,573,557 and gross depreciation of investments in which there was an excess of tax cost over value of $5,662,512 resulting in net appreciation of $2,911,045.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2014 the Fund had securities on loan valued at $7,234,379 and received collateral of $7,408,065 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 3.17%
30,693	Brenntag AG (a)	$5,700,197
5,661	Givaudan SA (a)	8,756,163
125,889	Symrise AG (a)	6,289,461
		20,745,821

Communications — 12.36%
274,200	Fuji Media Holdings Inc (a)	5,031,665
365,300	KDDI Corp (a)	21,211,145
278,000	Nippon Television Holdings Inc (a)(b)	4,541,907
1,394,358	Nokia OYJ (a)(c)	10,258,927
291,500	NTT DOCOMO Inc (a)	4,593,308
147,840	Pearson PLC (a)	2,622,207
653,968	TDC A/S	6,045,706
1,797,095	Telecom Italia RNC (a)	1,686,410
1,200,493	Telefonaktiebolaget LM Ericsson Class B (a)	16,011,385
159,439	UBM PLC (a)	1,811,019
1,899,506	Vodafone Group PLC (a)(c)	6,983,467
		80,797,146

Consumer, Cyclical — 5.89%
1,193,800	Compass Group PLC Class A (a)	18,217,820
2,137,283	Esprit Holdings Ltd (a)	3,561,244
79	Hyundai Department Store Co Ltd (a)	10,555
126	Hyundai Mobis (a)	37,384
97,200	Lawson Inc (a)	6,877,799
15,500	Nintendo Co Ltd (a)	1,852,865
33,200	Sankyo Co Ltd (a)	1,397,266
347,800	USS Co Ltd (a)	4,885,864
127,700	Yamaha Corp (a)	1,642,448
		38,483,245

Consumer, Non-cyclical — 34.90%
112,173	Bayer AG (a)	15,190,968
1,317,467	Brambles Ltd (a)	11,335,558
208,756	British American Tobacco PLC (a)	11,643,785
469,508	Bunzl PLC (a)	12,510,472
315,085	Danone SA (a)	22,260,042
744,808	GlaxoSmithKline PLC (a)	19,854,180
172,574	Heineken NV (a)	12,009,045
64,800	Ito En Ltd (a)(b)	1,449,402
405,700	Japan Tobacco Inc (a)	12,733,874
560,600	Kao Corp (a)	19,853,062
76,300	Kobayashi Pharmaceutical Co Ltd (a)	4,400,910
86,800	Kose Corp (a)	2,853,959
399	KT&G Corp (a)	30,052
282,109	Nestle SA (a)	21,234,248
71,700	Nihon Kohden Corp (a)	2,855,526
208,510	Novartis AG (a)	17,704,151
233,905	Reckitt Benckiser Group PLC (a)	19,083,781
45,002	Roche Holding AG (a)	13,534,971
97,500	Santen Pharmaceutical Co Ltd (a)	4,314,095

Shares		Fair Value

Consumer, Non-cyclical — (continued)
99,000	Toyo Suisan Kaisha Ltd (a)	$3,307,979
		228,160,060

Energy — 2.17%
746,276	Cairn Energy PLC (a)(c)	2,076,950
330,890	Royal Dutch Shell PLC Class A (a)	12,087,152
		14,164,102

Financial — 18.85%
277,874	Amlin PLC (a)	2,242,747
5,183,910	Bank of Ireland (a)(c)	2,207,584
283,339	Catlin Group Ltd (a)	2,539,362
313,000	Chiba Bank Ltd (a)	1,926,583
495,000	Daiwa Securities Group Inc (a)	4,300,683
173,530	Delta Lloyd NV (a)	4,810,605
186,699	Deutsche Annington Immobilien SE (c)	5,326,761
317,435	Deutsche Wohnen AG (a)	6,808,603
227,008	Deutsche Wohnen AG (c)	4,741,126
455,153	DNB ASA (a)	7,908,907
600	Dongbu Insurance Co Ltd (a)	31,136
19,758	Euler Hermes SA (a)	2,495,156
8,070	Fairfax Financial Holdings Ltd (c)	3,503,935
89,810	GAGFAH SA (a)(c)	1,364,838
307,000	Hachijuni Bank Ltd (a)	1,744,607
375,556	Hiscox Ltd	4,266,899
1,000,605	HSBC Holdings PLC (a)	10,129,810
371,389	IG Group Holdings PLC (a)	3,885,297
451,745	ING Groep NV (a)(c)	6,424,610
226,291	Jardine Lloyd Thompson Group PLC (a)	4,015,496
442,000	Joyo Bank Ltd (a)	2,203,081
70,571	Julius Baer Group Ltd (a)(b)	3,134,112
30,661	Jyske Bank A/S (a)(c)	1,680,507
58,420	LEG Immobilien AG (a)(c)	3,831,086
459,900	North Pacific Bank Ltd (a)	1,863,863
5,900	PDG Realty SA Empreendimentos e Participacoes (c)	3,770
674	Shinhan Financial Group Co Ltd (a)	29,822
285,800	Sony Financial Holdings Inc (a)	4,673,373
148,000	Sumitomo Mitsui Financial Group Inc (a)	6,343,861
62,709	Sydbank A/S (a)(c)	1,603,396
273,970	TAG Immobilien AG (a)(b)	3,399,479
528,145	UniCredit SpA (a)	4,827,819
29,265	Zurich Insurance Group AG (a)	8,987,714
		123,256,628

Industrial — 9.21%
1,853,999	Cobham PLC (a)	9,252,643
29,006	Geberit AG (a)	9,504,633
91,800	Glory Ltd (a)	2,517,316
516,555	Halma PLC (a)	4,960,842
41,400	Hirose Electric Co Ltd (a)	5,691,810
184	Hyundai Mipo Dockyard (a)	26,909
133,319	Legrand SA (a)	8,281,824

See Notes to Schedule of Investments.
March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

Industrial — (continued)
17,345	Schindler Holding AG (a)	$2,557,052
103,953	Spectris PLC (a)	4,019,786
1,000	TPK Holding Co Ltd (a)	5,948
15,000	Unimicron Technology Corp (a)	12,098
124,000	Venture Corp Ltd (a)	736,051
587,600	Yamato Holdings Co Ltd (a)	12,645,918
		60,212,830

Technology — 9.09%
313,705	Amadeus IT Holding SA Class A (a)	13,036,116
47,931	ASM International NV (a)	1,921,836
130,500	Canon Inc (a)	4,050,176
448,369	Computershare Ltd (a)	5,042,474
19,308	Dassault Systemes (a)	2,259,348
327,736	Infineon Technologies AG (a)	3,909,980
87,249	Neopost SA (a)	6,895,205
262,700	Nomura Research Institute Ltd (a)	8,287,228
163,100	Obic Co Ltd (a)	5,146,827
32	Samsung Electronics Co Ltd (a)	40,453
441,430	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	8,837,429
13,335	Wistron Corp (a)	10,988
		59,438,060

Utilities — 0.00%(d)
500	Cia de Saneamento de Minas Gerais-COPASA	8,085

TOTAL COMMON STOCK — 95.64% (Cost $483,422,108)		$625,265,977

PREFERRED STOCK
Consumer, Non-cyclical — 2.21%
134,553	Henkel AG & Co KGaA (a)(b)	14,483,659

TOTAL PREFERRED STOCK — 2.21% (Cost $9,316,169)		$14,483,659

Contract Value

PURCHASED OPTIONS
3,171,773	Euro Dollar Call, strike price 144.20 EUR, expiration October 2014	98,822
3,219,108,021	Japanese Yen Put, strike price 102.50 JPY, expiration April 2014	234,770

Contract Value		Fair Value

Purchased Options — (continued)
8,050,991	Japanese Yen Put, strike price 153.49 JPY, expiration April 2015	$176,145

TOTAL PURCHASED OPTIONS — 0.08% (Cost $783,380)		509,737

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 3.27%
	Federal Home Loan Bank
$6,400,000	0.00%, 04/01/2014	$6,400,000
15,000,000	0.04%, 04/04/2014	14,999,950
		21,399,950

Repurchase Agreements — 3.44%
5,334,334	Undivided interest of 14.42% in a repurchase agreement (principal amount/value $37,000,799 with a maturity value of $37,000,871) with Scotia Capital (USA) Inc, 0.07%, dated 3/31/14 to be repurchased at $5,334,334 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.00% - 6.50%, 1/31/16 - 11/1/43, with a value of $37,740,890. (e)	5,334,334

5,334,333	Undivided interest of 15.53% in a repurchase agreement (principal amount/value $34,348,993 with a maturity value of $34,349,060) with TD Securities (USA) Inc, 0.07%, dated 3/31/14 to be repurchased at $5,334,333 on 4/1/14 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 12/1/20 - 12/1/43, with a value of $35,035,973. (e)	5,334,333

1,122,986	Undivided interest of 7.41% in a repurchase agreement (principal amount/value $15,158,735 with a maturity value of $15,158,756) with Credit Suisse Securities (USA) LLC, 0.05%, dated 3/31/14 to be repurchased at $1,122,986 on 4/1/14 collateralized by U.S. Treasury securities, 0.00%, 8/15/23 - 5/15/43, with a value of $15,461,929. (e)	1,122,986

See Notes to Schedule of Investments.
March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$5,334,333	Undivided interest of 7.41% in a repurchase agreement (principal amount/value $72,009,976 with a maturity value of $72,010,156) with Citigroup Global Markets Inc, 0.09%, dated 3/31/14 to be repurchased at $5,334,333 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 4/3/14 - 2/15/41, with a value of $73,450,177. (e)	$5,334,333

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$5,334,333	Undivided interest of 7.50% in a repurchase agreement (principal amount/value $71,082,880 with a maturity value of $71,082,998) with HSBC Securities (USA) Inc, 0.06%, dated 3/31/14 to be repurchased at $5,334,333 on 4/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/14 - 11/15/30, with a value of $72,504,705. (e)	$5,334,333

		22,460,319

TOTAL SHORT TERM INVESTMENTS — 6.71% (Cost $43,860,269)		$43,860,269

TOTAL INVESTMENTS — 104.64% (Cost $537,381,926)		$684,119,642

OTHER ASSETS & LIABILITIES, NET — (4.64)%		$(30,338,908)

TOTAL NET ASSETS — 100.00%		$653,780,734

(a)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(b)	All or a portion of the security is on loan at March 31, 2014.
(c)	Non-income producing security.
(d)	Represents less than 0.005% of net assets.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt

Currency Abbreviations:
EUR	Euro Dollar
JPY	Japanese Yen

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.
March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Summary of Investments by Country as of March 31, 2014.
Country	Fair Value	Percentage of Fund Investments

Australia	$16,378,032	2.39%
Bermuda	6,806,261	0.99%
Brazil	11,855	0.00%
Canada	3,503,935	0.51%
Denmark	9,329,609	1.36%
Finland	10,258,927	1.50%
France	42,191,575	6.17%
Germany	69,681,320	10.19%
Hong Kong	3,561,244	0.52%
Ireland	2,207,584	0.32%
Italy	6,514,229	0.95%
Japan	165,198,400	24.15%
Luxembourg	1,364,838	0.20%
Netherlands	37,253,248	5.44%
Norway	7,908,907	1.16%
Singapore	736,051	0.11%
South Korea	206,311	0.03%
Spain	13,036,116	1.91%
Sweden	16,011,385	2.34%
Switzerland	85,413,044	12.48%
Taiwan	8,866,463	1.30%
United Kingdom	133,310,302	19.49%
United States	44,370,006	6.49%
Total	$684,119,642	100.00%

See Notes to Schedule of Investments.
March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND
Notes to Schedule of Investments
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West MFS International Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service.  Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

March 31, 2014

Class	Inputs
Equity Investments:
Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Other Financial Investments:
Purchased Options	Cash rates, futures and swap rates, FX spot and forward curve, FX volatilities, interest rates, net present value of cash flows.
Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry, or geography classifications, as applicable, are included in the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Equity Investments:
Foreign Common Stock	$32,733,711	$592,532,266	$—	$625,265,977
Preferred Stock	—	14,483,659	—	14,483,659
Other Financial Investments:
Purchased Options	—	509,737	—	509,737
Short Term Investments	—	43,860,269	—	43,860,269

Total Assets	$32,733,711	$651,385,931	$—	$684,119,642

The Fund recognizes transfers between levels as of the beginning of the reporting period. As of March 31, 2014, the following transfers between levels were recognized between valuation levels.

Investments	Transfer from Level 1 to Level 2(a)	Transfer from Level 2 to Level 1(b)
Financial	$2,495,156	$3,770

(a) Transferred from Level 1 to Level 2 due to utilizing a fair value price. As of the prior reporting period end, the security utilized a market closing price.

(b) Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value price.

March 31, 2014

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment

March 31, 2014

Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INVESTMENTS

The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including purchased options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Equity Risk - The risk that a change in the value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Purchased Options

Purchased call or put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. When the Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily.

The Fund purchased call or put options for a premium. Purchased call options may be used to reduce exposure to an anticipated increase in the dollar cost of securities or currency to be acquired, or to increase the Fund's exposure to an underlying instrument. Purchased put options may be used to reduce exposure to a decline in the value of securities or currency. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform. The Fund held an average market value of $678,423 of options for the reporting period.

2. UNREALIZED APPRECIATION (DEPRECIATION)
At March 31, 2014, the U.S. Federal income tax cost basis was $539,693,787. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $151,489,611 and gross depreciation of investments in which there was an excess of tax cost over value of $7,063,756 resulting in net appreciation of $144,425,855.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities

March 31, 2014

lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2014 the Fund had securities on loan valued at $7,431,417 and received collateral of $22,460,319 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 3.21%
23,579	Air Products & Chemicals Inc	$2,806,844
7,522	Airgas Inc	801,168
113,653	Alcoa Inc	1,462,714
11,465	Allegheny Technologies Inc	432,001
6,407	CF Industries Holdings Inc	1,669,921
15,352	Cliffs Natural Resources Inc (a)	314,102
134,636	Dow Chemical Co	6,541,963
16,676	Eastman Chemical Co	1,437,638
29,793	Ecolab Inc	3,217,346
102,657	EI du Pont de Nemours & Co	6,888,285
14,622	FMC Corp	1,119,460
114,145	Freeport-McMoRan Copper & Gold Inc	3,774,775
9,255	International Flavors & Fragrances Inc	885,426
49,019	International Paper Co	2,248,992
48,150	LyondellBasell Industries NV Class A	4,282,461
19,188	MeadWestvaco Corp	722,236
57,959	Monsanto Co	6,593,996
37,260	Mosaic Co	1,863,000
54,822	Newmont Mining Corp	1,285,028
34,821	Nucor Corp	1,759,853
15,713	PPG Industries Inc	3,039,837
32,906	Praxair Inc	4,309,699
9,546	Sherwin-Williams Co	1,881,803
13,232	Sigma-Aldrich Corp	1,235,604
15,131	United States Steel Corp (a)	417,767
		60,991,919
Communications — 11.49%
41,194	Amazon.com Inc (b)	13,862,605
576,586	AT&T Inc (c)	20,220,871
23,368	Cablevision Systems Corp Class A (a)	394,218
61,512	CBS Corp Class B	3,801,442
65,149	CenturyLink Inc	2,139,493
570,433	Cisco Systems Inc	12,783,404
287,235	Comcast Corp Class A	14,367,495
154,158	Corning Inc	3,209,570
52,468	DIRECTV (b)	4,009,605
25,686	Discovery Communications Inc Class A (b)	2,124,232
128,318	eBay Inc (b)	7,088,286
11,544	Expedia Inc	836,940
8,650	F5 Networks Inc (b)	922,350
189,174	Facebook Inc Class A (b)	11,395,842
104,270	Frontier Communications Corp (a)	594,339
24,894	Gannett Co Inc	687,074
31,259	Google Inc Class A (b)(c)	34,838,468
545	Graham Holdings Co Class B	383,544
12,051	Harris Corp	881,651
49,746	Interpublic Group of Cos Inc	852,646
58,448	Juniper Networks Inc (b)	1,505,620
26,390	Motorola Solutions Inc	1,696,613
6,456	Netflix Inc (b)	2,272,706
55,425	News Corp Class A (b)	954,419
31,465	Nielsen Holdings	1,404,283

Shares		Fair Value

Communications — (continued)
29,234	Omnicom Group Inc	$2,122,388
5,774	Priceline Group Inc (b)	6,881,973
11,875	Scripps Networks Interactive Inc Class A	901,431
76,105	Symantec Corp	1,519,817
31,070	Time Warner Cable Inc	4,262,183
99,721	Time Warner Inc	6,514,773
11,837	TripAdvisor Inc (b)	1,072,314
216,293	Twenty-First Century Fox Inc Class A	6,914,887
15,206	VeriSign Inc (a)(b)	819,755
458,574	Verizon Communications Inc (b)(c)	21,814,365
44,827	Viacom Inc Class B	3,809,847
180,132	Walt Disney Co	14,423,169
64,992	Windstream Holdings Inc (a)	535,534
103,986	Yahoo! Inc (b)	3,733,097
		218,553,249
Consumer, Cyclical — 9.25%
6,796	AutoNation Inc (b)	361,751
3,752	AutoZone Inc (b)	2,015,199
23,669	Bed Bath & Beyond Inc (b)	1,628,427
30,917	Best Buy Co Inc	816,518
25,114	BorgWarner Inc	1,543,758
24,061	CarMax Inc (b)	1,126,055
49,438	Carnival Corp	1,871,723
3,429	Chipotle Mexican Grill Inc (b)	1,947,843
30,913	Coach Inc	1,535,140
48,095	Costco Wholesale Corp	5,371,250
131,191	CVS Caremark Corp	9,820,958
14,007	Darden Restaurants Inc	710,995
30,864	Delphi Automotive PLC	2,094,431
93,301	Delta Air Lines Inc	3,232,880
33,229	Dollar General Corp (b)	1,843,545
22,936	Dollar Tree Inc (b)	1,196,800
29,877	DR Horton Inc	646,837
10,806	Family Dollar Stores Inc	626,856
29,931	Fastenal Co	1,476,197
434,228	Ford Motor Co	6,773,957
5,511	Fossil Group Inc (b)	642,638
13,732	GameStop Corp Class A (a)	564,385
30,817	Gap Inc	1,234,529
143,725	General Motors Co	4,947,015
17,615	Genuine Parts Co	1,529,863
25,224	Goodyear Tire & Rubber Co	659,103
25,284	Harley-Davidson Inc	1,684,167
7,114	Harman International Industries Inc	756,930
12,507	Hasbro Inc	695,639
155,217	Home Depot Inc	12,282,321
30,419	International Game Technology	427,691
75,494	Johnson Controls Inc	3,572,376
22,186	Kohl's Corp	1,260,165
26,489	L Brands Inc	1,503,781
17,534	Lennar Corp Class A	694,697
116,496	Lowe's Cos Inc	5,696,654
41,890	Macy's Inc	2,483,658
25,481	Marriott International Inc Class A	1,427,446
37,635	Mattel Inc	1,509,540
See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

Consumer, Cyclical — (continued)
110,035	McDonald's Corp	$10,786,731
19,722	Michael Kors Holdings Ltd (b)	1,839,471
6,763	Mohawk Industries Inc (b)	919,633
32,694	Newell Rubbermaid Inc	977,551
82,368	NIKE Inc Class B	6,083,700
16,865	Nordstrom Inc	1,053,219
11,778	O'Reilly Automotive Inc (b)	1,747,737
38,623	PACCAR Inc	2,604,735
11,891	PetSmart Inc	819,171
37,574	PulteGroup Inc	721,045
8,581	PVH Corp	1,070,651
6,770	Ralph Lauren Corp	1,089,496
24,915	Ross Stores Inc	1,782,668
79,717	Southwest Airlines Co	1,882,118
74,987	Staples Inc	850,353
82,790	Starbucks Corp	6,075,130
21,723	Starwood Hotels & Resorts Worldwide Inc	1,729,151
69,962	Target Corp	4,233,401
12,359	Tiffany & Co	1,064,728
79,274	TJX Cos Inc	4,807,968
15,387	Tractor Supply Co	1,086,784
11,626	Urban Outfitters Inc (b)	424,000
37,760	VF Corp	2,336,589
178,326	Wal-Mart Stores Inc	13,629,456
95,737	Walgreen Co	6,321,514
8,574	Whirlpool Corp	1,281,470
6,771	WW Grainger Inc	1,710,761
14,363	Wyndham Worldwide Corp	1,051,803
8,874	Wynn Resorts Ltd	1,971,359
49,583	Yum! Brands Inc	3,738,062
		175,904,173
Consumer, Non-cyclical — 21.33%
170,423	Abbott Laboratories	6,562,990
174,604	AbbVie Inc	8,974,646
19,138	Actavis PLC (b)	3,939,557
22,452	ADT Corp (a)	672,437
40,506	Aetna Inc	3,036,735
21,510	Alexion Pharmaceuticals Inc (b)	3,272,316
32,703	Allergan Inc	4,058,442
5,888	Alliance Data Systems Corp (b)	1,604,186
221,625	Altria Group Inc	8,295,424
25,401	AmerisourceBergen Corp	1,666,052
83,071	Amgen Inc	10,245,977
71,185	Archer-Daniels-Midland Co	3,088,717
52,745	Automatic Data Processing Inc	4,075,079
10,654	Avery Dennison Corp	539,838
47,196	Avon Products Inc	690,949
59,654	Baxter International Inc	4,389,341
17,490	Beam Inc	1,456,917
21,343	Becton Dickinson & Co	2,498,838
26,162	Biogen Idec Inc (b)	8,002,171
153,066	Boston Scientific Corp (b)	2,069,452
181,054	Bristol-Myers Squibb Co	9,405,755
17,718	Brown-Forman Corp Class B	1,589,127
19,386	Campbell Soup Co	870,044
36,991	Cardinal Health Inc	2,588,630
24,812	CareFusion Corp (b)	997,939

Shares		Fair Value

Consumer, Non-cyclical — (continued)
45,539	Celgene Corp (b)	$6,357,244
31,193	Cigna Corp	2,611,790
11,531	Cintas Corp	687,363
13,991	Clorox Co	1,231,348
418,587	Coca-Cola Co (c)	16,182,573
27,833	Coca-Cola Enterprises Inc	1,329,304
97,108	Colgate-Palmolive Co	6,299,396
45,815	ConAgra Foods Inc	1,421,639
18,045	Constellation Brands Inc Class A (b)	1,533,284
51,069	Covidien PLC	3,761,743
8,641	CR Bard Inc	1,278,695
18,894	DaVita HealthCare Partners Inc (b)	1,300,852
15,758	DENTSPLY International Inc	725,498
22,444	Dr Pepper Snapple Group Inc	1,222,300
12,549	Edwards Lifesciences Corp (b)	930,759
109,776	Eli Lilly & Co	6,461,415
13,058	Equifax Inc	888,336
28,014	Estee Lauder Cos Inc Class A	1,873,576
85,935	Express Scripts Holding Co (b)	6,452,859
25,983	Forest Laboratories Inc (b)	2,397,451
69,159	General Mills Inc	3,583,819
170,340	Gilead Sciences Inc (b)	12,070,292
31,657	H&R Block Inc	955,725
16,324	Hershey Co	1,704,226
14,887	Hormel Foods Corp	733,483
17,434	Hospira Inc (b)	754,021
17,185	Humana Inc	1,937,093
4,300	Intuitive Surgical Inc (b)	1,883,357
18,336	Iron Mountain Inc	505,524
12,040	JM Smucker Co	1,170,770
313,262	Johnson & Johnson (c)	30,771,726
27,976	Kellogg Co	1,754,375
14,301	Keurig Green Mountain Inc (b)	1,510,043
42,470	Kimberly-Clark Corp	4,682,318
65,331	Kraft Foods Group Inc	3,665,069
55,751	Kroger Co	2,433,531
9,446	Laboratory Corp of America Holdings (b)	927,692
41,699	Lorillard Inc	2,255,082
114,106	MasterCard Inc Class A	8,523,718
14,226	McCormick & Co Inc	1,020,573
30,338	McGraw Hill Financial Inc	2,314,789
25,491	McKesson Corp	4,500,946
21,940	Mead Johnson Nutrition Co Class A	1,824,092
111,111	Medtronic Inc	6,837,771
325,633	Merck & Co Inc (c)	18,486,185
17,336	Molson Coors Brewing Co Class B	1,020,397
188,360	Mondelez International Inc Class A	6,507,838
15,261	Monster Beverage Corp (b)	1,059,876
20,864	Moody's Corp	1,654,933
42,567	Mylan Inc (b)	2,078,547
10,118	Patterson Cos Inc	422,528
168,592	PepsiCo Inc	14,077,432
14,689	Perrigo Co PLC	2,271,801
706,821	Pfizer Inc (c)	22,703,091
176,593	Philip Morris International Inc	14,457,669

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

Consumer, Non-cyclical — (continued)
299,607	Procter & Gamble Co (c)	$24,148,324
23,586	Quanta Services Inc (b)	870,323
16,833	Quest Diagnostics Inc	974,967
8,566	Regeneron Pharmaceuticals Inc (b)	2,572,199
35,466	Reynolds American Inc	1,894,594
15,924	Robert Half International Inc	668,012
25,502	Safeway Inc	942,044
31,183	St Jude Medical Inc	2,039,056
32,113	Stryker Corp	2,616,246
65,394	Sysco Corp	2,362,685
11,952	Tenet Healthcare Corp (b)	511,665
17,629	Total System Services Inc	536,098
30,518	Tyson Foods Inc Class A	1,343,097
109,539	UnitedHealth Group Inc	8,981,103
12,374	Varian Medical Systems Inc (b)	1,039,292
25,505	Vertex Pharmaceuticals Inc (b)	1,803,714
31,278	WellPoint Inc	3,113,725
61,833	Western Union Co	1,011,588
40,867	Whole Foods Market Inc	2,072,366
19,218	Zimmer Holdings Inc	1,817,638
55,206	Zoetis Inc	1,597,662
		405,515,714
Diversified — 0.05%
34,023	Leucadia National Corp	952,644

Energy — 9.87%
55,178	Anadarko Petroleum Corp	4,676,887
44,402	Apache Corp	3,683,146
48,697	Baker Hughes Inc	3,166,279
46,152	Cabot Oil & Gas Corp	1,563,630
24,005	Cameron International Corp (b)	1,482,789
57,864	Chesapeake Energy Corp	1,482,476
211,975	Chevron Corp (c)	25,205,947
135,774	ConocoPhillips	9,551,701
25,533	CONSOL Energy Inc	1,020,043
40,693	Denbury Resources Inc	667,365
41,697	Devon Energy Corp	2,790,780
7,157	Diamond Offshore Drilling Inc (a)	348,975
25,339	Ensco PLC Class A	1,337,392
30,244	EOG Resources Inc	5,932,965
16,455	EQT Corp	1,595,641
478,517	Exxon Mobil Corp (c)	46,741,541
25,824	FMC Technologies Inc (b)	1,350,337
93,736	Halliburton Co	5,520,113
11,945	Helmerich & Payne Inc	1,284,804
30,260	Hess Corp	2,507,949
73,914	Kinder Morgan Inc	2,401,466
77,783	Marathon Oil Corp	2,762,852
33,180	Marathon Petroleum Corp	2,887,987
20,485	Murphy Oil Corp	1,287,687
31,001	Nabors Industries Ltd	764,175
47,078	National Oilwell Varco Inc	3,665,964
13,895	Newfield Exploration Co (b)	435,747
28,133	Noble Corp PLC	921,074
38,762	Noble Energy Inc	2,753,652
88,350	Occidental Petroleum Corp	8,418,872
22,134	ONEOK Inc	1,311,440

Shares		Fair Value

Energy — (continued)
29,870	Peabody Energy Corp	$488,076
66,081	Phillips 66	5,092,202
15,826	Pioneer Natural Resources Co	2,961,678
19,745	QEP Resources Inc	581,293
17,971	Range Resources Corp	1,491,054
12,959	Rowan Cos PLC Class A (b)	436,459
144,769	Schlumberger Ltd	14,114,978
37,744	Southwestern Energy Co (b)	1,736,601
73,751	Spectra Energy Corp	2,724,362
15,107	Tesoro Corp	764,263
37,131	Transocean Ltd (a)	1,534,996
59,471	Valero Energy Corp	3,157,910
75,790	Williams Cos Inc	3,075,558
		187,681,106

Financial — 16.35%
37,500	Ace Ltd	3,714,750
50,988	Aflac Inc	3,214,284
49,510	Allstate Corp	2,801,276
101,547	American Express Co	9,142,276
162,559	American International Group Inc	8,129,576
42,898	American Tower Corp REIT	3,512,059
21,136	Ameriprise Financial Inc	2,326,440
33,182	Aon PLC	2,796,579
15,098	Apartment Investment & Management Co REIT Class A	456,262
7,780	Assurant Inc	505,389
13,398	AvalonBay Communities Inc REIT	1,759,425
1,170,274	Bank of America Corp (c)	20,128,713
125,691	Bank of New York Mellon Corp	4,435,635
78,721	BB&T Corp	3,162,223
198,947	Berkshire Hathaway Inc Class B (b)(c)	24,862,407
13,796	BlackRock Inc Class A	4,338,566
16,261	Boston Properties Inc REIT	1,862,372
64,126	Capital One Financial Corp	4,947,962
32,292	CBRE Group Inc Class A (b)	885,770
126,973	Charles Schwab Corp	3,470,172
27,196	Chubb Corp	2,428,603
15,686	Cincinnati Financial Corp	763,281
335,411	Citigroup Inc (c)	15,965,564
33,924	CME Group Inc	2,510,715
20,508	Comerica Inc	1,062,314
36,361	Crown Castle International Corp REIT	2,682,715
53,730	Discover Financial Services	3,126,549
31,922	E*TRADE Financial Corp (b)	734,844
36,723	Equity Residential REIT	2,129,567
97,666	Fifth Third Bancorp	2,241,435
44,500	Franklin Resources Inc	2,411,010
61,099	General Growth Properties Inc REIT	1,344,178
51,625	Genworth Financial Inc Class A (b)	915,311
46,243	Goldman Sachs Group Inc	7,576,916
50,189	Hartford Financial Services Group Inc	1,770,166
49,333	HCP Inc REIT	1,913,627
30,921	Health Care Inc REIT	1,842,892
82,086	Host Hotels & Resorts Inc REIT	1,661,421

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

Financial — (continued)
52,953	Hudson City Bancorp Inc	$520,528
95,583	Huntington Bancshares Inc	952,963
12,513	Intercontinental Exchange Group Inc	2,475,447
49,555	Invesco Ltd	1,833,535
419,339	JPMorgan Chase & Co (c)	25,458,071
100,785	KeyCorp	1,435,178
43,281	Kimco Realty Corp REIT	946,988
13,418	Legg Mason Inc	658,019
29,915	Lincoln National Corp	1,515,793
34,376	Loews Corp	1,514,263
14,218	M&T Bank Corp	1,724,643
15,114	Macerich Co REIT	942,056
59,412	Marsh & McLennan Cos Inc	2,929,012
123,354	MetLife Inc	6,513,091
153,324	Morgan Stanley	4,779,109
14,710	NASDAQ OMX Group Inc	543,387
24,636	Northern Trust Corp	1,615,136
37,213	People's United Financial Inc	553,357
19,610	Plum Creek Timber Co Inc REIT	824,404
58,444	PNC Financial Services Group Inc	5,084,628
31,309	Principal Financial Group Inc	1,439,901
62,083	Progressive Corp	1,503,650
54,902	Prologis Inc REIT	2,241,649
51,171	Prudential Financial Inc	4,331,625
15,896	Public Storage REIT	2,678,317
154,481	Regions Financial Corp	1,716,284
34,473	Simon Property Group Inc REIT	5,653,572
49,030	SLM Corp	1,200,254
47,797	State Street Corp	3,324,281
59,944	SunTrust Banks Inc	2,385,172
28,509	T Rowe Price Group Inc	2,347,716
10,152	Torchmark Corp	798,962
39,015	Travelers Cos Inc Class A	3,320,176
30,745	Unum Group	1,085,606
201,298	US Bancorp	8,627,632
32,255	Ventas Inc REIT	1,953,685
56,129	Visa Inc Class A	12,116,006
18,770	Vornado Realty Trust REIT	1,849,971
530,235	Wells Fargo & Co (c)	26,373,889
63,940	Weyerhaeuser Co REIT	1,876,639
33,364	XL Group PLC	1,042,625
20,778	Zions Bancorporation	643,702
		310,864,166

Industrial — 10.44%
69,715	3M Co	9,457,537
36,870	Agilent Technologies Inc	2,061,770
10,104	Allegion PLC	527,126
26,618	AMETEK Inc	1,370,561
17,890	Amphenol Corp Class A	1,639,618
16,779	Ball Corp	919,657
11,021	Bemis Co Inc	432,464
75,736	Boeing Co	9,504,111
70,458	Caterpillar Inc	7,001,411
17,440	CH Robinson Worldwide Inc	913,682
114,326	CSX Corp	3,312,024
19,613	Cummins Inc	2,922,141
65,843	Danaher Corp	4,938,225

Shares		Fair Value

Industrial — (continued)
40,939	Deere & Co	$3,717,261
18,779	Dover Corp	1,535,183
51,818	Eaton Corp PLC	3,892,568
77,592	Emerson Electric Co	5,183,146
22,605	Expeditors International of Washington Inc	895,836
30,765	FedEx Corp	4,078,208
15,917	FLIR Systems Inc	573,012
15,789	Flowserve Corp	1,236,910
18,056	Fluor Corp	1,403,493
13,224	Garmin Ltd (a)	730,758
36,751	General Dynamics Corp	4,002,919
1,111,030	General Electric Co (c)	28,764,567
86,722	Honeywell International Inc	8,044,333
43,284	Illinois Tool Works Inc	3,520,288
28,600	Ingersoll-Rand PLC Class A	1,637,064
20,772	Jabil Circuit Inc	373,896
14,331	Jacobs Engineering Group Inc (b)	910,019
11,253	Joy Global Inc (a)	652,674
12,106	Kansas City Southern	1,235,538
9,506	L-3 Communications Holdings Inc	1,123,134
15,396	Leggett & Platt Inc	502,525
29,649	Lockheed Martin Corp	4,839,903
37,967	Masco Corp	843,247
34,049	Norfolk Southern Corp	3,308,541
24,467	Northrop Grumman Corp	3,018,738
17,811	Owens-Illinois Inc (b)	602,546
12,096	Pall Corp	1,082,229
16,270	Parker Hannifin Corp	1,947,682
22,200	Pentair Ltd	1,761,348
12,329	PerkinElmer Inc	555,545
16,125	Precision Castparts Corp	4,075,755
35,212	Raytheon Co	3,478,593
30,469	Republic Services Inc	1,040,821
15,258	Rockwell Automation Inc	1,900,384
15,802	Rockwell Collins Inc	1,258,945
11,050	Roper Industries Inc	1,475,285
5,593	Ryder System Inc	446,993
20,711	Sealed Air Corp	680,771
6,118	Snap-on Inc	694,271
17,625	Stanley Black & Decker Inc	1,431,855
9,056	Stericycle Inc (b)	1,028,943
46,500	TE Connectivity Ltd	2,799,765
29,646	Textron Inc	1,164,791
43,693	Thermo Fisher Scientific Inc	5,253,646
50,300	Tyco International Ltd	2,132,720
50,765	Union Pacific Corp	9,526,560
78,790	United Parcel Service Inc Class B	7,672,570
93,224	United Technologies Corp	10,892,292
13,919	Vulcan Materials Co	924,918
47,281	Waste Management Inc	1,989,112
9,560	Waters Corp (b)	1,036,400
19,192	Xylem Inc	698,973
		198,577,801
Technology — 12.31%
70,071	Accenture PLC Class A	5,586,060
51,897	Adobe Systems Inc (b)	3,411,709
18,567	Akamai Technologies Inc (b)	1,080,785

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

Technology — (continued)
34,194	Altera Corp	$1,239,191
33,107	Analog Devices Inc	1,759,306
98,775	Apple Inc (c)	53,016,493
136,584	Applied Materials Inc	2,789,045
24,797	Autodesk Inc (b)	1,219,516
60,124	Broadcom Corp Class A	1,892,703
36,737	CA Inc	1,137,745
31,546	Cerner Corp (b)	1,774,462
20,035	Citrix Systems Inc (b)	1,150,610
66,193	Cognizant Technology Solutions Corp Class A (b)	3,350,028
16,226	Computer Sciences Corp	986,865
4,843	Dun & Bradstreet Corp	481,152
33,836	Electronic Arts Inc (b)	981,582
226,819	EMC Corp	6,217,109
32,188	Fidelity National Information Services Inc	1,720,449
7,824	First Solar Inc (b)	546,037
29,263	Fiserv Inc (b)	1,658,919
209,858	Hewlett-Packard Co	6,791,005
549,548	Intel Corp	14,183,834
108,395	International Business Machines Corp (c)	20,864,954
31,397	Intuit Inc	2,440,489
19,029	KLA-Tencor Corp	1,315,665
18,554	Lam Research Corp (b)	1,020,470
24,467	Linear Technology Corp	1,191,298
65,071	LSI Corp	720,336
21,293	Microchip Technology Inc (a)	1,016,954
117,477	Micron Technology Inc (b)	2,779,506
836,818	Microsoft Corp (c)	34,301,170
39,095	NetApp Inc	1,442,605
61,374	NVIDIA Corp	1,099,208
383,480	Oracle Corp (c)	15,688,167
35,530	Paychex Inc	1,513,578
21,446	Pitney Bowes Inc	557,382
186,212	QUALCOMM Inc	14,684,678
20,597	Red Hat Inc (b)	1,091,229
62,155	Salesforce.com Inc (b)	3,548,429
24,898	SanDisk Corp	2,021,469
36,405	Seagate Technology PLC	2,044,505
18,493	Teradata Corp (b)	909,671
121,512	Texas Instruments Inc	5,729,291
23,550	Western Digital Corp	2,162,361
127,553	Xerox Corp	1,441,349
28,071	Xilinx Inc	1,523,413
		234,082,782
Utilities — 2.95%
72,950	AES Corp	1,041,726
12,109	AGL Resources Inc	592,857
26,643	Ameren Corp	1,097,692
53,574	American Electric Power Co Inc	2,714,059
46,731	CenterPoint Energy Inc	1,107,057
28,588	CMS Energy Corp	837,057
31,989	Consolidated Edison Inc	1,716,210
64,391	Dominion Resources Inc	4,571,117
18,588	DTE Energy Co	1,380,903
77,474	Duke Energy Corp	5,517,698

Shares		Fair Value

Utilities — (continued)
35,646	Edison International	$2,017,920
19,747	Entergy Corp	1,320,087
94,014	Exelon Corp	3,155,110
45,636	FirstEnergy Corp	1,552,993
8,779	Integrys Energy Group Inc	523,667
48,212	NextEra Energy Inc	4,610,032
33,598	NiSource Inc	1,193,737
34,680	Northeast Utilities	1,577,940
35,195	NRG Energy Inc	1,119,201
25,683	Pepco Holdings Inc	525,988
50,680	PG&E Corp	2,189,376
12,406	Pinnacle West Capital Corp	678,112
69,236	PPL Corp	2,294,481
56,487	Public Service Enterprise Group Inc	2,154,414
14,492	SCANA Corp	743,729
24,915	Sempra Energy	2,410,775
98,327	Southern Co	4,320,488
21,870	TECO Energy Inc	375,071
25,246	Wisconsin Energy Corp	1,175,201
54,615	Xcel Energy Inc	1,658,111
		56,172,809

TOTAL COMMON STOCK — 97.25% (Cost $1,245,176,164)		$1,849,296,363

Principal Amount

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 0.79%
$15,000,000	International Bank for Reconstruction & Development
	0.01%, 04/01/2014	15,000,000

U.S. Government Agency Bonds and Notes — 1.34%
	Federal Home Loan Bank
5,500,000	0.00%, 04/01/2014	5,500,000
7,000,000	0.04%, 04/03/2014	6,999,984
13,000,000	Federal Home Loan Mortgage Corp
	0.02%, 04/04/2014	12,999,984
		25,499,968

U.S. Treasury Bonds and Notes — 0.20%
3,705,000	U.S. Treasury Bills(d)
	0.06%, 06/26/2014	3,704,441

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — 0.41%
$391,996	Undivided interest of 2.59% in a repurchase agreement (principal amount/value $15,158,735 with a maturity value of $15,158,756) with Credit Suisse Securities (USA) LLC, 0.05%, dated 3/31/14 to be repurchased at $391,996 on 4/1/14 collateralized by U.S. Treasury securities, 0.00%, 8/15/23 - 5/15/43, with a value of $15,461,929. (e)	$391,996

1,862,144	Undivided interest of 2.59% in a repurchase agreement (principal amount/value $72,009,976 with a maturity value of $72,010,156) with Citigroup Global Markets Inc, 0.09%, dated 3/31/14 to be repurchased at $1,862,144 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 4/3/14 - 2/15/41, with a value of $73,450,177. (e)	1,862,144

1,862,144	Undivided interest of 2.62% in a repurchase agreement (principal amount/value $71,082,880 with a maturity value of $71,082,998) with HSBC Securities (USA) Inc, 0.06%, dated 3/31/14 to be repurchased at $1,862,144 on 4/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/14 - 11/15/30, with a value of $72,504,705. (e)	1,862,144

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$1,862,144	Undivided interest of 5.03% in a repurchase agreement (principal amount/value $37,000,799 with a maturity value of $37,000,871) with Scotia Capital (USA) Inc, 0.07%, dated 3/31/14 to be repurchased at $1,862,144 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.00% - 6.50%, 1/31/16 - 11/1/43, with a value of $37,740,890. (e)	$1,862,144

1,862,144	Undivided interest of 5.42% in a repurchase agreement (principal amount/value $34,348,993 with a maturity value of $34,349,060) with TD Securities (USA) Inc, 0.07%, dated 3/31/14 to be repurchased at $1,862,144 on 4/1/14 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 12/1/20 - 12/1/43, with a value of $35,035,973. (e)	1,862,144

		7,840,572

TOTAL SHORT TERM INVESTMENTS — 2.74% (Cost $52,044,981)		$52,044,981

TOTAL INVESTMENTS — 99.99% (Cost $1,297,221,145)		$1,901,341,344
OTHER ASSETS & LIABILITIES, NET — 0.01%		$173,255
TOTAL NET ASSETS — 100.00%		$1,901,514,599

(a)			All or a portion of the security is on loan at March 31, 2014.
(b)			Non-income producing security.
(c)			All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)			All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)			Collateral received for securities on loan.
REIT			Real Estate Investment Trust

At March 31, 2014, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation
S&P 500® Emini Long Futures	580	USD	$54,073,400	June 2014	$149,972

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND
Notes to Schedule of Investments
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West S&P 500® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500 Composite Stock Price Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service.  Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

March 31, 2014

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.

Other Financial Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Equity Investments:
Domestic Common Stock	$1,808,377,213	$—	$—	$1,808,377,213
Foreign Common Stock	40,919,150	—	—	40,919,150
Short Term Investments	—	52,044,981	—	52,044,981
Total investments, at fair value	1,849,296,363	52,044,981	0	1,901,341,344
Other Financial Investments:
Futures Contracts (a)	149,972	—	—	149,972

Total Assets	$1,849,446,335	$52,044,981	$0	$1,901,491,316

(a)			Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose

March 31, 2014

of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INVESTMENTS

The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk:

Equity Risk - The risk that a change in the value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract

March 31, 2014

does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts
A futures contracts is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index.  Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 649 futures contracts for the reporting period.

3. UNREALIZED APPRECIATION (DEPRECIATION)
At March 31, 2014, the U.S. Federal income tax cost basis was $1,306,449,431. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $659,140,391 and gross depreciation of investments in which there was an excess of tax cost over value of $64,248,478 resulting in net appreciation of $594,891,913.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2014 the Fund had securities on loan valued at $7,658,586 and received collateral of $7,840,572 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 3.16%
114,148	Alcoa Inc	$1,469,085
150,610	Commercial Metals Co	2,843,517
43,699	Eastman Chemical Co	3,767,291
67,768	International Paper Co	3,109,196
19,419	Newmont Mining Corp	455,181
39,990	Reliance Steel & Aluminum Co	2,825,693
7,535	Rockwood Holdings Inc	560,604
28,931	Royal Gold Inc	1,811,659
13,538	United States Steel Corp (a)	373,784

		17,216,010

Communications — 4.62%
25,798	Amdocs Ltd	1,198,575
76,981	EchoStar Corp Class A (b)	3,661,216
4,814	Graham Holdings Co Class B	3,387,853
73,329	Harris Corp	5,364,750
14,269	John Wiley & Sons Inc Class A	822,465
10,960	Knowles Corp (b)	346,007
84,891	Liberty Interactive Corp Class A (b)	2,450,803
42,222	SBA Communications Corp Class A (b)	3,840,513
22,615	Symantec Corp	451,622
44,518	United States Cellular Corp (b)	1,825,683
222,644	Windstream Holdings Inc (a)	1,834,587

		25,184,074

Consumer, Cyclical — 12.93%
45,365	Alaska Air Group Inc	4,233,008
10,406	Autoliv Inc	1,044,242
7,451	AutoZone Inc (b)	4,001,932
1,899	Copa Holdings SA Class A	275,716
209,180	Delta Air Lines Inc	7,248,087
33,362	Fossil Group Inc (b)	3,890,343
113,628	GameStop Corp Class A (a)	4,670,111
96,633	Guess? Inc	2,667,071
19,656	Harman International Industries Inc	2,091,398
19,707	Hasbro Inc	1,096,103
408,266	JetBlue Airways Corp (b)	3,547,832
115,004	Kohl's Corp	6,532,227
86,279	Macy's Inc	5,115,482
9,587	Norwegian Cruise Line Holdings Ltd (b)	309,373
5,632	Nu Skin Enterprises Inc Class A	466,611
199,460	PulteGroup Inc	3,827,637
299,164	Southwest Airlines Co	7,063,262
300,370	Staples Inc	3,406,196
27,040	WABCO Holdings Inc (b)	2,854,342
41,159	Whirlpool Corp	6,151,624

		70,492,597

Consumer, Non-cyclical — 14.61%
19,162	Aaron's Inc	579,459
26,857	Alexion Pharmaceuticals Inc (b)	4,085,755
31,469	Alkermes PLC (b)	1,387,468

Shares		Fair Value

Consumer, Non-cyclical — (continued)
36,389	AmerisourceBergen Corp	$2,386,755
569,584	Boston Scientific Corp (b)	7,700,776
124,084	Cardinal Health Inc	8,683,398
54,066	Cigna Corp	4,526,946
43,161	Cintas Corp	2,572,827
19,608	Cooper Cos Inc	2,693,355
27,949	CR Bard Inc	4,135,893
3,242	Forest Laboratories Inc (b)	299,139
24,727	Henry Schein Inc (b)	2,951,662
37,786	Herbalife Ltd (a)	2,164,004
66,846	Humana Inc	7,534,881
64,807	Manpowergroup Inc	5,108,736
7,378	Moody's Corp	585,223
55,794	Mylan Inc (b)	2,724,421
4,840	Pharmacyclics Inc (b)	485,065
32,943	RR Donnelley & Sons Co	589,680
5,631	Salix Pharmaceuticals Ltd (b)	583,428
40,922	Seattle Genetics Inc (b)	1,864,406
116,343	SEI Investments Co	3,910,288
8,515	St Jude Medical Inc	556,796
149,132	Tyson Foods Inc Class A	6,563,299
24,715	United Therapeutics Corp (b)	2,323,952
11,979	Vertex Pharmaceuticals Inc (b)	847,155
19,422	Zimmer Holdings Inc	1,836,933

		79,681,700

Energy — 5.54%
268,451	Chesapeake Energy Corp	6,877,715
20,598	Core Laboratories NV	4,087,467
33,021	EQT Corp	3,202,046
40,983	HollyFrontier Corp	1,949,971
50,700	Murphy Oil Corp	3,187,002
10,007	Nabors Industries Ltd	246,673
161,436	Patterson-UTI Energy Inc	5,114,293
156,928	PBF Energy Inc Class A	4,048,742
1,103	Pioneer Natural Resources Co	206,415
2,796	SM Energy Co	199,327
35,557	Superior Energy Services Inc	1,093,733

		30,213,384

Financial — 29.99%
8,107	Affiliated Managers Group Inc (b)	1,621,805
32,728	Allied World Assurance Co Holdings AG	3,377,202
45,164	Ameriprise Financial Inc	4,971,201
148,795	Apartment Investment & Management Co REIT Class A	4,496,585
117,320	Aspen Insurance Holdings Ltd	4,657,604
198,376	Associated Banc-Corp	3,582,671
74,706	Assurant Inc	4,852,902
132,152	Assured Guaranty Ltd	3,346,089
12,216	AvalonBay Communities Inc REIT	1,604,205
105,840	Axis Capital Holdings Ltd	4,852,764
64,950	BOK Financial Corp	4,484,798
16,824	CBL & Associates Properties Inc REIT	298,626
143,967	CBRE Group Inc Class A (b)	3,949,015
84,584	Chimera Investment Corp REIT	258,827

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

Financial — (continued)
62,205	City National Corp	$4,896,778
116,787	Comerica Inc	6,049,567
95,460	Duke Realty Corp REIT	1,611,365
117,555	E*TRADE Financial Corp (b)	2,706,116
21,787	East West Bancorp Inc	795,226
105,337	Equity Lifestyle Properties Inc REIT	4,281,949
12,395	Everest Re Group Ltd	1,897,055
104,193	Extra Space Storage Inc REIT	5,054,402
11,515	First Citizens BancShares Inc Class A	2,772,236
140,364	General Growth Properties Inc REIT	3,088,008
18,791	Hatteras Financial Corp REIT	354,210
73,943	HCP Inc REIT	2,868,249
201,414	Healthcare Trust of America Inc REIT Class A	2,294,105
26,215	Home Properties Inc REIT	1,576,046
83,556	Hospitality Properties Trust REIT	2,399,728
350,524	Host Hotels & Resorts Inc REIT	7,094,606
125,691	ING US Inc	4,558,813
42,301	Jones Lang LaSalle Inc	5,012,668
469,310	KeyCorp	6,682,974
54,873	Legg Mason Inc	2,690,972
79,106	LPL Financial Holdings Inc	4,156,229
2,444	PartnerRe Ltd	252,954
95,985	Realogy Holdings Corp (b)	4,170,548
601,055	Regions Financial Corp	6,677,721
65,763	Reinsurance Group of America Inc	5,236,708
146,422	Retail Properties of America Inc REIT Class A	1,982,554
174,932	SLM Corp	4,282,335
7,627	StanCorp Financial Group Inc	509,484
51,200	SunTrust Banks Inc	2,037,248
41,077	SVB Financial Group (b)	5,289,896
59,482	Taubman Centers Inc REIT	4,210,731
59,892	Torchmark Corp	4,713,500
116,451	Validus Holdings Ltd	4,391,367
20,403	Zions Bancorporation	632,085

		163,582,727

Industrial — 6.64%
310,759	Flextronics International Ltd (b)	2,871,413
7,129	FLIR Systems Inc	256,644
8,308	Fluor Corp	645,781
96,290	Garmin Ltd (a)	5,320,986
56,009	IDEX Corp	4,082,496
52,334	L-3 Communications Holdings Inc	6,183,262
18,499	Masco Corp	410,863
56,048	Packaging Corp of America	3,944,098
44,498	Pall Corp	3,981,236
38,306	Parker Hannifin Corp	4,585,611
24,462	Pentair Ltd	1,940,815
10,388	Snap-on Inc	1,178,830
10,100	Stanley Black & Decker Inc	820,524

		36,222,559

Shares		Fair Value

Technology — 10.36%
91,134	Activision Blizzard Inc	$1,862,779
7,716	Analog Devices Inc	410,028
32,931	Applied Materials Inc	672,451
127,270	Brocade Communications Systems Inc (b)	1,350,335
62,238	CA Inc	1,927,511
23,733	Citrix Systems Inc (b)	1,362,986
149,943	Electronic Arts Inc (b)	4,349,846
20,282	Integrated Device Technology Inc (b)	248,049
66,365	KLA-Tencor Corp	4,588,476
94,454	Lam Research Corp (b)	5,194,970
6,495	Linear Technology Corp	316,241
382,813	Micron Technology Inc (b)	9,057,356
32,481	NetApp Inc	1,198,549
21,678	Pitney Bowes Inc	563,411
75,697	SanDisk Corp	6,145,839
27,693	Synopsys Inc (b)	1,063,688
86,330	Western Digital Corp	7,926,821
610,777	Xerox Corp	6,901,780
25,417	Xilinx Inc	1,379,381
Utilities — 10.16%
263,034	AES Corp	3,756,125
73,088	AGL Resources Inc	3,578,388
147,366	Ameren Corp	6,071,479
58,668	CenterPoint Energy Inc	1,389,845
132,634	Consolidated Edison Inc	7,115,814
34,016	Edison International	1,925,646
95,588	Entergy Corp	6,390,058
72,520	FirstEnergy Corp	2,467,856
169,651	Great Plains Energy Inc	4,587,363
72,367	National Fuel Gas Co	5,068,585
60,135	NRG Energy Inc	1,912,293
95,727	Pinnacle West Capital Corp	5,232,438
41,296	Questar Corp	982,019
3,890	UGI Corp	177,423
121,408	Vectren Corp	4,782,261

		55,437,593

TOTAL COMMON STOCK — 98.01% (Cost $486,103,512)		$534,551,141

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

SHORT TERM INVESTMENTS
Repurchase Agreements — 2.49%
$679,694	Undivided interest of 4.48% in a repurchase agreement (principal amount/value $15,158,735 with a maturity value of $15,158,756) with Credit Suisse Securities (USA) LLC, 0.05%, dated 3/31/14 to be repurchased at $679,694 on 4/1/14 collateralized by U.S. Treasury securities, 0.00%, 8/15/23 - 5/15/43, with a value of $15,461,929. (c)	$679,694

3,228,815	Undivided interest of 4.48% in a repurchase agreement (principal amount/value $72,009,976 with a maturity value of $72,010,156) with Citigroup Global Markets Inc, 0.09%, dated 3/31/14 to be repurchased at $3,228,815 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 4/3/14 - 2/15/41, with a value of $73,450,177. (c)	3,228,815

3,228,816	Undivided interest of 4.54% in a repurchase agreement (principal amount/value $71,082,880 with a maturity value of $71,082,998) with HSBC Securities (USA) Inc, 0.06%, dated 3/31/14 to be repurchased at $3,228,816 on 4/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/14 - 11/15/30, with a value of $72,504,705. (c)	3,228,816

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$3,228,816	Undivided interest of 8.73% in a repurchase agreement (principal amount/value $37,000,799 with a maturity value of $37,000,871) with Scotia Capital (USA) Inc, 0.07%, dated 3/31/14 to be repurchased at $3,228,816 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.00% - 6.50%, 1/31/16 - 11/1/43, with a value of $37,740,890. (c)	$3,228,816

3,228,816	Undivided interest of 9.40% in a repurchase agreement (principal amount/value $34,348,993 with a maturity value of $34,349,060) with TD Securities (USA) Inc, 0.07%, dated 3/31/14 to be repurchased at $3,228,816 on 4/1/14 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 12/1/20 - 12/1/43, with a value of $35,035,973. (c)	3,228,816

TOTAL SHORT TERM INVESTMENTS — 2.49% (Cost $13,594,957)		$13,594,957

TOTAL INVESTMENTS —100.50% (Cost $499,698,469)		$548,146,098

OTHER ASSETS & LIABILITIES, NET — (0.50)%		$(2,721,471)

TOTAL NET ASSETS — 100.00%		$545,424,627

(a)			All or a portion of the security is on loan at March 31, 2014.
(b)			Non-income producing security.
(c)			Collateral received for securities on loan.
REIT			Real Estate Investment Trust

At March 31, 2014, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Depreciation

S&P Mid 400® Emini Long Futures	83	USD	$11,411,670	June 2014	$(57,530)

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Notes to Schedule of Investments
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Goldman Sachs Mid Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service.  Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

March 31, 2014

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.
Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Other Financial Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Equity Investments:
Domestic Common Stock	$492,437,322	$—	$—	$492,437,322
Foreign Common Stock	42,113,819	—	—	42,113,819
Short Term Investments	—	13,594,957	—	13,594,957
Total Assets	$534,551,141	$13,594,957	$0	$548,146,098

Liabilities

Other Financial Investments:
Futures Contracts (a)	57,530	—	—	57,530
Total Liabilities	$57,530	$—	$—	$57,530

(a)			Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has

March 31, 2014

determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements
In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INVESTMENTS

The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk:

Equity Risk - The risk that a change in the value of equity securities as they relate to increases or decreases in the general market.

March 31, 2014

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts
A futures contracts is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index.  Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 55 futures contracts for the reporting period.

3. UNREALIZED APPRECIATION (DEPRECIATION)
At March 31, 2014, the U.S. Federal income tax cost basis was $500,022,801. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $55,968,565 and gross depreciation of investments in which there was an excess of tax cost over value of $7,845,268 resulting in net appreciation of $48,123,297.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2014 the Fund had securities on loan valued at $13,300,317 and received collateral of $13,594,957 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 2.25%
2,500	Aceto Corp	$50,225
3,000	Minerals Technologies Inc	193,680
1,800	Oil-Dri Corp of America	62,172
66,000	Stillwater Mining Co (a)	977,460
19,900	Xerium Technologies Inc (a)	319,395
		1,602,932

Communications — 7.29%
2,800	Atlantic Tele-Network Inc	184,576
11,900	ClearOne Inc (a)	121,975
23,200	Comtech Telecommunications Corp	739,152
36,600	Harmonic Inc (a)	261,324
28,500	IDT Corp Class B	474,810
43,600	Inteliquent Inc	633,508
27,700	NTELOS Holdings Corp (b)	373,950
7,400	PC-Tel Inc	64,602
49,800	Telenav Inc (a)	296,808
11,900	Ubiquiti Networks Inc (a)(b)	541,093
23,600	USA Mobility Inc	428,812
14,700	WebMD Health Corp (a)(b)	608,580
108,200	Zynga Inc Class A (a)	465,260
		5,194,450

Consumer, Cyclical — 8.30%
13,400	Ambassadors Group Inc (a)	53,064
13,200	Build-A-Bear Workshop Inc (a)	127,116
30,600	Century Casinos Inc (a)	219,402
3,000	China Automotive Systems Inc (a)(b)	23,700
10,300	Iconix Brand Group Inc (a)	404,481
27,300	Kimball International Inc Class B	494,403
21,000	Lakes Entertainment Inc (a)	105,000
19,400	Motorcar Parts of America Inc (a)	515,458
8,400	Oshkosh Corp	494,508
17,000	PetMed Express Inc (b)	227,970
159,600	Rite Aid Corp (a)	1,000,692
22,100	Skullcandy Inc (a)	202,878
900	Strattec Security Corp	65,007
24,100	Tower International Inc (a)	656,002
16,200	Trans World Entertainment Corp	58,806
7,100	Visteon Corp (a)	627,924
55,400	Wendy's Co	505,248
5,000	Winnebago Industries Inc (a)	136,950
		5,918,609

Consumer, Non-cyclical — 19.39%
14,900	Addus HomeCare Corp (a)	343,445
43,700	Affymetrix Inc (a)	311,581
40,900	Albany Molecular Research Inc (a)	760,331
10,700	Alliance HealthCare Services Inc (a)	358,771
3,400	Andersons Inc	201,416
58,200	ARC Document Solutions Inc (a)	433,008
10,000	Barrett Business Services Inc	595,700

Shares		Fair Value

Consumer, Non-cyclical — (continued)
1,300	Bridgepoint Education Inc (a)	$19,357
5,600	Cal-Maine Foods Inc	351,568
3,700	Career Education Corp (a)	27,602
42,300	Convergys Corp	926,793
5,200	CSS Industries Inc	140,400
24,800	Cumberland Pharmaceuticals Inc (a)(b)	111,600
8,200	Farmer Bros Co (a)	161,540
14,700	Global Cash Access Holdings Inc (a)	100,842
42,100	Green Dot Corp Class A (a)	822,213
7,000	Heidrick & Struggles International Inc	140,490
47,700	Information Services Group Inc (a)	234,207
14,200	Isis Pharmaceuticals Inc (a)(b)	613,582
4,100	John B Sanfilippo & Son Inc	94,382
11,000	Lannett Co Inc (a)	392,920
42,100	Live Nation Entertainment Inc (a)	915,675
6,900	Monster Worldwide Inc (a)	51,612
6,900	National American University Holdings Inc (b)	26,841
35,100	Nutrisystem Inc	528,957
2,500	NuVasive Inc (a)	96,025
2,900	Omega Protein Corp (a)	35,003
38,800	Pacific Biosciences of California Inc (a)	207,580
20,800	Pain Therapeutics Inc (a)	114,400
61,100	Pilgrim's Pride Corp (a)	1,278,212
41,000	Pozen Inc	328,000
9,600	Providence Service Corp (a)	271,488
60,100	RPX Corp (a)	978,428
28,600	RR Donnelley & Sons Co	511,940
1,400	Sanderson Farms Inc	109,886
4,800	Sotheby's (b)	209,040
26,000	Synutra International Inc (a)(b)	173,940
3,800	United Therapeutics Corp (a)	357,314
24,600	Zeltiq Aesthetics Inc (a)	482,406
		13,818,495

Diversified — 1.57%
44,500	Harbinger Group Inc (a)	544,235
38,100	Horizon Pharma Inc (a)(b)	576,072
		1,120,307

Energy — 8.84%
1,300	Apco Oil & Gas International Inc (a)	18,785
6,600	Basic Energy Services Inc (a)	180,906
20,900	Comstock Resources Inc	477,565
11,000	Exterran Holdings Inc	482,680
68,100	Gran Tierra Energy Inc (a)	509,388
41,000	Green Plains Renewable Energy Inc	1,228,360
17,900	Patterson-UTI Energy Inc	567,072
53,500	Penn Virginia Corp (a)	935,715
9,100	Quicksilver Resources Inc (a)(b)	23,933
11,500	REX American Resources Corp (a)	656,075
15,800	Stone Energy Corp (a)	663,126

See Notes to Schedule of Investments
March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

Energy — (continued)
20,800	Ultra Petroleum Corp (a)(b)	$559,312
		6,302,917

Financial — 34.23%
13,800	Access National Corp	223,698
11,400	American Assets Trust Inc REIT	384,636
13,400	AmTrust Financial Services Inc (b)	503,974
28,200	Apollo Investment Corp	234,342
27,700	Arbor Realty Trust Inc REIT	191,684
400	BancFirst Corp	22,652
18,300	Banco Latinoamericano de Comercio Exterior SA	483,303
14,200	Blackstone Mortgage Trust Inc REIT Class A	408,250
2,300	C&F Financial Corp	76,222
20,100	Cardinal Financial Corp	358,383
95,600	Cedar Realty Trust Inc REIT	584,116
6,700	Central Pacific Financial Corp	135,340
2,500	Century Bancorp Inc Class A	85,275
26,400	Charter Financial Corp	285,384
9,700	Citizens & Northern Corp	191,187
31,800	Crawford & Co Class B	346,938
800	DuPont Fabros Technology Inc REIT	19,256
11,800	Extra Space Storage Inc REIT	572,418
4,700	Farmers Capital Bank Corp (a)	105,562
1,600	FBR & Co (a)	41,328
3,000	FelCor Lodging Trust Inc REIT	27,120
700	First Business Financial Services Inc	33,026
8,200	First Defiance Financial Corp	222,384
25,900	First Interstate Bancsystem Inc	730,898
16,700	First Merchants Corp	361,388
54,800	First Niagara Financial Group Inc	517,860
2,600	Fortegra Financial Corp (a)	18,278
52,400	Gain Capital Holdings Inc	566,444
1,100	Geo Group Inc REIT	35,464
5,700	Getty Realty Corp REIT	107,673
12,800	Gladstone Investment Corp	105,856
38,600	Gramercy Property Trust Inc REIT (b)	199,176
25,500	GSV Capital Corp (a)(b)	258,570
22,600	Hanmi Financial Corp	526,580
2,300	HCI Group Inc	83,720
29,400	Hilltop Holdings Inc (a)	699,426
5,800	Horizon Bancorp	129,224
27,700	Imperial Holdings Inc (a)(b)	159,275
9,800	Independent Bank Corp (a)	127,204
8,600	Inland Real Estate Corp REIT	90,730
24,100	Investment Technology Group Inc (a)	486,820
72,200	iStar Financial Inc REIT (a)	1,065,672
15,100	Lakeland Financial Corp	607,322
8,900	MainSource Financial Group Inc	152,190
5,100	MCG Capital Corp	19,329
1,200	Merchants Bancshares Inc	39,132
4,900	Monarch Financial Holdings Inc	60,074
14,100	Monmouth Real Estate Investment Corp REIT Class A	134,514

Shares		Fair Value

Financial — (continued)
6,500	National Health Investors Inc REIT	$392,990
52,200	National Penn Bancshares Inc	545,490
1,800	Nelnet Inc Class A	73,620
4,000	NGP Capital Resources Co (b)	27,040
28,200	OFG Bancorp	484,758
3,600	One Liberty Properties Inc REIT	76,752
10,800	Orrstown Financial Services Inc (a)	179,496
7,000	Peoples Bancorp Inc	173,110
14,900	Popular Inc (a)	461,751
1,900	Potlatch Corp REIT	73,511
2,100	Preferred Bank (a)	54,516
59,700	Prospect Capital Corp	644,760
6,000	Pulaski Financial Corp	63,300
16,300	Ramco-Gershenson Properties Trust REIT	265,690
9,900	Regional Management Corp (a)	244,134
10,000	Republic Bancorp Inc Class A	226,000
33,700	Retail Properties of America Inc REIT Class A	456,298
49,300	RLJ Lodging Trust REIT	1,318,282
25,200	Sabra Health Care Inc REIT	702,828
7,455	Security National Financial Corp Class A (a)	30,267
13,800	Simmons First National Corp Class A	514,326
6,100	Southside Bancshares Inc	191,418
20,800	Southwest Bancorp Inc	367,328
4,800	Sovran Self Storage Inc REIT	352,560
12,000	Suffolk Bancorp (a)	267,600
2,300	SY Bancorp Inc	72,772
2,300	Symetra Financial Corp	45,586
11,500	THL Credit Inc	158,700
1,100	Umpqua Holdings Corp	20,504
16,300	United Community Banks Inc (a)	316,383
11,500	United Fire Group Inc	349,025
26,200	United Insurance Holdings Corp	382,782
3,500	Universal Insurance Holdings Inc	44,450
5,100	Washington Federal Inc	118,830
4,600	Washington Trust Bancorp Inc	172,362
19,400	West Bancorporation Inc	294,686
93,800	Wilshire Bancorp Inc	1,041,180
5,000	World Acceptance Corp (a)(b)	375,400
		24,399,782

Industrial — 8.17%
5,200	Alliant Techsystems Inc	739,180
7,700	ARC Group Worldwide Inc (a)(b)	264,418
19,300	Argan Inc	573,789
35,500	Arkansas Best Corp	1,311,725
19,400	Ballantyne Strong Inc (a)	90,986
10,000	Benchmark Electronics Inc (a)	226,500
69,400	Frontline Ltd (a)(b)	272,742
10,600	ITT Corp	453,256
12,000	Kadant Inc	437,640
39,800	Lihua International Inc (a)(b)	195,418
4,900	LoJack Corp (a)	27,930
27,200	Orion Energy Systems Inc (a)	197,200
1,900	Orion Marine Group Inc (a)	23,883

See Notes to Schedule of Investments
March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

Industrial - (continued)
9,400	Swift Transportation Co (a)	$232,650
24,700	Taser International Inc (a)	451,763
5,300	US Concrete Inc (a)	124,550
13,600	USA Truck Inc (a)	200,192
		5,823,822

Technology - 5.75%
4,100	Agilysys Inc (a)	54,940
58,700	Brocade Communications Systems Inc (a)	622,807
27,700	Digital River Inc (a)	482,811
4,200	DST Systems Inc	398,118
15,300	International Rectifier Corp (a)	419,220
14,100	Lexmark International Inc Class A	652,689
11,800	MaxLinear Inc Class A (a)	111,864
11,200	Pericom Semiconductor Corp (a)	87,696
20,400	Pitney Bowes Inc	530,196
14,600	Rosetta Stone Inc (a)	163,812
26,000	Take-Two Interactive Software Inc (a)	570,180
		4,094,333

Utilities - 3.52%
12,600	American States Water Co	406,854
5,000	Chesapeake Utilities Corp	315,800
20,300	Consolidated Water Co Ltd	267,554
18,300	El Paso Electric Co	653,859
16,200	Southwest Gas Corp	865,890
		2,509,957

TOTAL COMMON STOCK - 99.31% (Cost $55,900,077)		$70,785,604

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes - 1.40%
$1,000,000	Federal Home Loan Bank
	0.00%, 04/01/2014	1,000,000

U.S. Treasury Bonds and Notes - 0.18%
130,000	U.S. Treasury Bills(c)
	0.08%, 09/11/2014	129,956

Principal Amount		Fair Value

Repurchase Agreements — 8.28%
$295,058	Undivided interest of 1.95% in a repurchase agreement (principal amount/value $15,158,735 with a maturity value of $15,158,756) with Credit Suisse Securities (USA) LLC, 0.05%, dated 3/31/14 to be repurchased at $295,058 on 4/1/14 collateralized by U.S. Treasury securities, 0.00%, 8/15/23 - 5/15/43, with a value of $15,461,929. (d)	$295,058

1,401,625	Undivided interest of 1.95% in a repurchase agreement (principal amount/value $72,009,976 with a maturity value of $72,010,156) with Citigroup Global Markets Inc, 0.09%, dated 3/31/14 to be repurchased at $1,401,625 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 4/3/14 - 2/15/41, with a value of $73,450,177. (d)	1,401,625

1,401,626	Undivided interest of 1.97% in a repurchase agreement (principal amount/value $71,082,880 with a maturity value of $71,082,998) with HSBC Securities (USA) Inc, 0.06%, dated 3/31/14 to be repurchased at $1,401,626 on 4/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/14 - 11/15/30, with a value of $72,504,705. (d)	1,401,626

1,401,626	Undivided interest of 3.79% in a repurchase agreement (principal amount/value $37,000,799 with a maturity value of $37,000,871) with Scotia Capital (USA) Inc, 0.07%, dated 3/31/14 to be repurchased at $1,401,626 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.00% - 6.50%, 1/31/16 - 11/1/43, with a value of $37,740,890. (d)	1,401,626

See Notes to Schedule of Investments
March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,401,626	Undivided interest of 4.08% in a repurchase agreement (principal amount/value $34,348,993 with a maturity value of $34,349,060) with TD Securities (USA) Inc, 0.07%, dated 3/31/14 to be repurchased at $1,401,626 on 4/1/14 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 12/1/20 - 12/1/43, with a value of $35,035,973. (d)	$1,401,626
		5,901,561

TOTAL SHORT TERM INVESTMENTS — 9.86% (Cost $7,031,517)		$7,031,517

TOTAL INVESTMENTS — 109.17% (Cost $62,931,594)		$77,817,121

OTHER ASSETS & LIABILITIES, NET — (9.17)%		$(6,535,560)

TOTAL NET ASSETS — 100.00%		$71,281,561

(a)		Non-income producing security.
(b)		All or a portion of the security is on loan at March 31, 2014.
(c)		All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(d)		Collateral received for securities on loan.
REIT		Real Estate Investment Trust

At March 31, 2014, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Depreciation
Russell 2000 Mini Long Futures	13	USD	1,521,650	June 2014	$(17,310)

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments
March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND
Notes to Schedule of Investments
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Invesco Small Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service.  Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

March 31, 2014

Class	Inputs
Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.
Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Other Financial Investments:
Futures Contracts	Exchange traded close or bid price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total

Assets

Investments, at fair value:
Equity Investments:
Domestic Common Stock	$68,571,748	$—	$—	$68,571,748
Foreign Common Stock	2,213,856	—	—	2,213,856
Short Term Investments	—	7,031,517	—	7,031,517
Total Assets	$70,785,604	$7,031,517	$0	$77,817,121

Liabilities

Other Financial Investments:
Futures Contracts (a)	17,310	—	—	17,310
Total Liabilities	$17,310	$—	$—	$17,310

(a)			Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has

March 31, 2014

determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements
In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INVESTMENTS

The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk:

Equity Risk - The risk that a change in the value of equity securities as they relate to increases or decreases in the general market.

March 31, 2014

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts
A futures contracts is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund may at times hold cash. In an effort to minimize the tracking error relative to the Fund’s benchmark index, the Fund may at times use index futures contracts in order to maintain index-like returns for that cash component.  Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized.  Index futures contracts are not constituents of the Fund’s benchmark index itself, but rather, closely represent the exposure of the index in its entirety.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 10 futures contracts for the reporting period.

3. UNREALIZED APPRECIATION (DEPRECIATION)
At March 31, 2014, the U.S. Federal income tax cost basis was $63,147,888. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $16,102,000 and gross depreciation of investments in which there was an excess of tax cost over value of $1,432,767 resulting in net appreciation of $14,669,233.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2014 the Fund had securities on loan valued at $5,698,213 and received collateral of $5,901,561 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCK
Basic Materials — 4.24%
23,523	Albemarle Corp	$1,562,398
21,380	Ashland Inc	2,126,882
17,661	Cabot Corp	1,043,059
15,241	Carpenter Technology Corp (a)	1,006,516
33,936	Commercial Metals Co	640,712
9,699	Compass Minerals International Inc	800,361
10,565	Cytec Industries Inc	1,031,250
9,440	Domtar Corp	1,059,357
15,117	Intrepid Potash Inc (a)(b)	233,709
10,373	Minerals Technologies Inc	669,681
3,289	NewMarket Corp	1,285,275
23,306	Olin Corp	643,479
22,966	Reliance Steel & Aluminum Co	1,622,777
19,356	Royal Gold Inc	1,212,073
39,465	RPM International Inc	1,651,215
14,943	Sensient Technologies Corp	842,934
66,057	Steel Dynamics Inc	1,175,154
23,283	Valspar Corp	1,679,170
		20,286,002
Communications — 4.32%
16,789	ADTRAN Inc	409,819
17,618	AMC Networks Inc Class A (b)	1,287,700
23,371	AOL Inc (b)	1,022,949
29,880	Ciena Corp (b)	679,471
18,979	Conversant Inc (b)	534,259
14,745	Equinix Inc (b)(c)	2,725,466
11,570	FactSet Research Systems Inc (a)	1,247,362
40,926	Fortinet Inc (b)	901,600
14,031	General Cable Corp	359,334
11,611	InterDigital Inc	384,440
68,868	JDS Uniphase Corp (b)	964,152
13,835	John Wiley & Sons Inc Class A	797,449
24,337	Knowles Corp (b)	768,319
19,306	Lamar Advertising Co Class A (b)	984,413
10,760	Meredith Corp	499,587
17,960	NeuStar Inc Class A (b)	583,879
36,582	New York Times Co Class A	626,284
13,118	Plantronics Inc	583,095
40,576	Polycom Inc (b)	556,703
34,090	Rackspace Hosting Inc (b)	1,118,834
82,651	RF Micro Devices Inc (b)	651,290
28,515	Telephone & Data Systems Inc	747,378
45,652	TIBCO Software Inc (b)	927,649
41,809	tw telecom inc (b)	1,306,949
		20,668,381
Consumer, Cyclical — 12.64%
21,834	Abercrombie & Fitch Co Class A	840,609
21,578	Advance Auto Parts Inc (c)	2,729,617
20,311	Alaska Air Group Inc	1,895,219
50,710	American Eagle Outfitters Inc	620,690
13,876	Ann Inc (b)	575,577
29,908	Arrow Electronics Inc (b)	1,775,339
36,676	Ascena Retail Group Inc (b)	633,761
11,218	Bally Technologies Inc (b)	743,417

Shares		Fair Value
Consumer, Cyclical — (continued)
17,595	Big Lots Inc (b)	$666,323
7,860	Bob Evans Farms Inc	393,236
19,959	Brinker International Inc	1,046,850
27,051	Brunswick Corp	1,225,140
13,890	Cabela's Inc Class A (b)	909,934
16,216	Carter's Inc	1,259,172
14,359	Cheesecake Factory Inc	683,919
46,347	Chico's FAS Inc	742,942
29,839	Cinemark Holdings Inc	865,629
33,237	Copart Inc (b)	1,209,495
21,901	CST Brands Inc	684,187
9,976	Deckers Outdoor Corp (b)	795,387
30,253	Dick's Sporting Goods Inc	1,652,116
16,565	Domino's Pizza Inc	1,275,008
20,657	DreamWorks Animation SKG Inc Class A (b)	548,443
43,392	Foot Locker Inc	2,038,556
17,838	Guess? Inc	492,329
29,384	Hanesbrands Inc	2,247,288
17,080	Herman Miller Inc	548,780
13,269	HNI Corp	485,115
9,993	HSN Inc	596,882
45,815	Ingram Micro Inc Class A (b)	1,354,291
7,588	International Speedway Corp Class A	257,916
87,797	JC Penney Co Inc (a)(b)	756,810
67,055	JetBlue Airways Corp (b)	582,708
35,879	Kate Spade & Co (b)	1,330,752
25,073	KB Home	425,990
11,470	Life Time Fitness Inc (b)	551,707
89,083	LKQ Corp (b)(c)	2,347,337
11,099	MDC Holdings Inc	313,880
13,972	MSC Industrial Direct Co Inc Class A	1,208,858
1,223	NVR Inc (b)	1,402,781
137,497	Office Depot Inc (b)	567,863
24,899	Oshkosh Corp	1,465,804
18,892	Owens & Minor Inc	661,787
7,791	Panera Bread Co Class A (b)	1,374,878
19,409	Polaris Industries Inc (c)	2,711,631
15,138	Scientific Games Corp Class A (b)	207,845
23,778	Signet Jewelers Ltd (c)	2,517,139
17,428	Tempur Sealy International Inc (b)	883,077
12,918	Thor Industries Inc	788,773
47,157	Toll Brothers Inc (b)	1,692,936
23,783	Under Armour Inc Class A (a)(b)(c)	2,726,483
8,086	Watsco Inc	807,872
77,726	Wendy's Co	708,861
25,937	Williams-Sonoma Inc	1,728,442
21,538	World Fuel Services Corp	949,826
		60,507,207
Consumer, Non-cyclical — 17.16%
22,061	Aaron's Inc	667,125
21,035	Align Technology Inc (b)	1,089,403
28,676	Apollo Education Group Inc Class A (b)	981,866
5,784	Bio-Rad Laboratories Inc Class A (b)	741,046

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value
Consumer, Non-cyclical — (continued)
13,568	Brink's Co	$387,366
14,362	Charles River Laboratories International Inc (b)	866,603
40,566	Church & Dwight Co Inc (c)	2,801,894
33,682	Community Health Systems Inc (b)	1,319,324
30,468	Convergys Corp	667,554
14,159	Cooper Cos Inc	1,944,880
27,018	CoreLogic Inc (b)	811,621
9,733	Corporate Executive Board Co	722,481
16,671	Covance Inc (b)	1,732,117
21,981	Cubist Pharmaceuticals Inc (b)	1,607,910
27,954	Dean Foods Co	432,169
15,083	Deluxe Corp	791,405
17,028	DeVry Education Group Inc	721,817
40,502	Endo International PLC (b)(c)	2,780,462
51,700	Flowers Foods Inc	1,108,965
11,904	FTI Consulting Inc (b)	396,879
27,343	Gartner Inc Class A (b)	1,898,698
21,647	Global Payments Inc	1,539,318
14,710	Hain Celestial Group Inc (b)	1,345,524
23,012	Health Net Inc (b)	782,638
25,427	Henry Schein Inc (b)(c)	3,035,221
16,642	Hill-Rom Holdings Inc	641,383
36,561	Hillshire Brands Co	1,362,263
25,527	HMS Holdings Corp (b)	486,289
81,064	Hologic Inc (b)	1,742,876
15,395	IDEXX Laboratories Inc (b)	1,868,953
22,230	Ingredion Inc	1,513,418
36,505	Jarden Corp (b)	2,184,094
5,657	Lancaster Colony Corp	562,419
20,930	Leidos Holdings Inc	740,294
14,046	LifePoint Hospitals Inc (b)	766,209
17,164	Mallinckrodt PLC (b)	1,088,369
23,441	Manpowergroup Inc	1,847,854
14,532	Masimo Corp (b)	396,869
8,331	Matthews International Corp Class A	339,988
29,847	MEDNAX Inc (b)	1,849,917
29,537	Omnicare Inc	1,762,473
11,129	Post Holdings Inc (b)	613,430
15,607	Rent-A-Center Inc	415,146
42,156	ResMed Inc (a)	1,883,952
18,340	Rollins Inc	554,602
58,842	RR Donnelley & Sons Co	1,053,272
18,651	Salix Pharmaceuticals Ltd (b)	1,932,430
12,216	Science Applications International Corp	456,756
12,653	Scotts Miracle-Gro Co Class A	775,376
41,536	SEI Investments Co	1,396,025
63,056	Service Corp International	1,253,553
16,367	Sirona Dental Systems Inc (b)	1,222,124
20,475	Sotheby's	891,686
17,094	STERIS Corp	816,238
57,984	SUPERVALU Inc (b)	396,611
9,897	Techne Corp	844,907
12,238	Teleflex Inc	1,312,403
17,069	Thoratec Corp (b)	611,241
5,786	Tootsie Roll Industries Inc (a)	173,218
19,140	Towers Watson & Co Class A	2,182,917
15,071	Tupperware Brands Corp	1,262,347

Shares		Fair Value
Consumer, Non-cyclical — (continued)
14,727	United Natural Foods Inc (b)	$1,044,439
27,631	United Rentals Inc (b)(c)	2,623,287
13,732	United Therapeutics Corp (b)	1,291,220
6,855	Universal Corp	383,126
26,517	Universal Health Services Inc Class B	2,176,250
26,479	VCA Antech Inc (b)	853,418
12,909	WellCare Health Plans Inc (b)	819,980
11,474	WEX Inc (b)	1,090,604
51,507	WhiteWave Foods Co Class A (b)	1,470,010
		82,128,522
Energy — 5.50%
65,066	Alpha Natural Resources Inc (a)(b)	276,531
16,561	Atwood Oceanics Inc (b)	834,509
13,908	Bill Barrett Corp (a)(b)	356,045
5,932	CARBO Ceramics Inc	818,557
25,724	Cimarex Energy Co (c)	3,063,986
22,681	Dresser-Rand Group Inc (b)	1,324,797
12,102	Dril-Quip Inc (b)	1,356,634
21,571	Energen Corp	1,743,153
24,965	Gulfport Energy Corp (b)	1,777,009
28,548	Helix Energy Solutions Group Inc (b)	656,033
58,871	HollyFrontier Corp (c)	2,801,082
12,455	Murphy USA Inc	505,548
32,076	Oceaneering International Inc (c)	2,304,981
15,792	Oil States International Inc (b)	1,557,091
42,312	Patterson-UTI Energy Inc	1,340,444
18,287	Rosetta Resources Inc (b)	851,808
19,901	SM Energy Co	1,418,742
47,398	Superior Energy Services Inc	1,457,963
13,050	Unit Corp (b)	853,209
58,324	WPX Energy Inc (b)	1,051,582
		26,349,704
Financial — 21.75%
15,690	Affiliated Managers Group Inc (b)(c)	3,138,784
12,105	Alexander & Baldwin Inc	515,189
21,272	Alexandria Real Estate Equities Inc REIT	1,543,496
4,973	Alleghany Corp (b)	2,025,901
31,178	American Campus Communities Inc REIT	1,164,498
21,265	American Financial Group Inc	1,227,203
39,032	Arthur J Gallagher & Co	1,857,143
18,832	Aspen Insurance Holdings Ltd	747,630
47,951	Associated Banc-Corp	865,995
24,759	Astoria Financial Corp	342,169
25,102	BancorpSouth Inc	626,546
12,908	Bank of Hawaii Corp	782,354
56,816	BioMed Realty Trust Inc REIT	1,164,160
22,934	BRE Properties Inc REIT	1,439,797
35,506	Brown & Brown Inc	1,092,165
25,324	Camden Property Trust REIT	1,705,318
22,063	Cathay General Bancorp	555,767
25,903	CBOE Holdings Inc	1,466,110
14,095	City National Corp	1,109,558

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value
Financial — (continued)
24,260	Commerce Bancshares Inc	$1,126,149
25,406	Corporate Office Properties Trust REIT	676,816
34,471	Corrections Corp of America REIT	1,079,632
15,661	Cullen/Frost Bankers Inc	1,214,197
96,729	Duke Realty Corp REIT	1,632,786
42,567	East West Bancorp Inc	1,553,696
36,067	Eaton Vance Corp	1,376,317
19,066	Equity One Inc REIT	425,934
11,284	Essex Property Trust Inc REIT	1,918,844
14,007	Everest Re Group Ltd	2,143,771
32,650	Extra Space Storage Inc REIT	1,583,851
19,721	Federal Realty Investment Trust REIT	2,262,393
27,273	Federated Investors Inc Class B	832,917
81,248	Fidelity National Financial Inc Class A (c)	2,554,437
31,298	First American Financial Corp	830,962
70,518	First Horizon National Corp	870,192
101,671	First Niagara Financial Group Inc	960,791
49,160	FirstMerit Corp	1,024,003
56,120	Fulton Financial Corp	705,990
7,415	Greenhill & Co Inc	385,432
24,500	Hancock Holding Co	897,925
13,102	Hanover Insurance Group Inc	804,987
29,787	HCC Insurance Holdings Inc	1,355,011
25,835	Highwoods Properties Inc REIT	992,322
16,398	Home Properties Inc REIT	985,848
44,122	Hospitality Properties Trust REIT	1,267,184
16,778	International Bancshares Corp	420,792
42,357	Janus Capital Group Inc	460,421
13,195	Jones Lang LaSalle Inc	1,563,607
14,570	Kemper Corp	570,707
24,387	Kilroy Realty Corp REIT	1,428,590
43,518	Liberty Property Trust REIT	1,608,425
26,390	Mack-Cali Realty Corp REIT	548,648
10,570	Mercury General Corp	476,496
22,212	Mid-America Apartment Communities Inc REIT	1,516,413
36,235	National Retail Properties Inc REIT (a)	1,243,585
130,736	New York Community Bancorp Inc (a)	2,100,928
71,965	Old Republic International Corp	1,180,226
36,448	Omega Healthcare Investors Inc REIT	1,221,737
11,397	Potlatch Corp REIT	440,950
15,858	Primerica Inc	747,070
16,800	Prosperity Bancshares Inc	1,111,320
23,369	Protective Life Corp	1,228,976
36,561	Raymond James Financial Inc	2,044,857
37,472	Rayonier Inc REIT	1,720,340
64,842	Realty Income Corp REIT (a)(c)	2,649,444
27,437	Regency Centers Corp REIT	1,400,933
20,958	Reinsurance Group of America Inc	1,668,886
12,306	RenaissanceRe Holdings Ltd	1,201,066
55,954	Senior Housing Properties Trust REIT	1,257,286
14,033	Signature Bank (b)	1,762,404

Shares		Fair Value
Financial — (continued)
28,100	SL Green Realty Corp REIT (c)	$2,827,422
13,122	StanCorp Financial Group Inc	876,550
13,557	SVB Financial Group (b)	1,745,870
289,644	Synovus Financial Corp	981,893
18,893	Taubman Centers Inc REIT	1,337,435
49,233	TCF Financial Corp	820,222
19,549	Trustmark Corp	495,567
74,374	UDR Inc REIT	1,921,080
57,966	Valley National Bancorp (a)	603,426
25,348	Waddell & Reed Financial Inc Class A	1,866,120
29,977	Washington Federal Inc	698,464
26,960	Webster Financial Corp	837,378
33,417	Weingarten Realty Investors REIT	1,002,510
7,863	Westamerica Bancorporation	425,231
30,851	WR Berkley Corp	1,284,019
		104,129,464
Industrial — 17.80%
12,739	Acuity Brands Inc	1,688,809
29,113	AECOM Technology Corp (b)	936,565
25,802	AGCO Corp	1,423,238
9,196	Alliant Techsystems Inc	1,307,211
22,300	AO Smith Corp	1,026,246
19,024	AptarGroup Inc	1,257,486
40,831	Avnet Inc	1,899,866
29,184	B/E Aerospace Inc (b)(c)	2,532,879
18,893	Carlisle Cos Inc	1,498,971
14,390	CLARCOR Inc	825,267
15,908	Clean Harbors Inc (b)	871,599
17,023	Con-way Inc	699,305
14,547	Crane Co	1,035,019
39,934	Donaldson Co Inc	1,693,202
14,844	Eagle Materials Inc	1,316,069
18,483	Energizer Holdings Inc	1,861,977
9,384	Esterline Technologies Corp (b)	999,771
56,025	Exelis Inc	1,065,035
49,272	Fortune Brands Home & Security Inc	2,073,366
13,778	GATX Corp	935,251
15,094	Genesee & Wyoming Inc Class A (b)	1,468,948
43,016	Gentex Corp	1,356,294
18,196	Graco Inc	1,359,969
10,676	Granite Construction Inc	426,293
8,877	Greif Inc	465,954
23,427	Harsco Corp	548,895
15,957	Hubbell Inc Class B	1,912,766
14,665	Huntington Ingalls Industries Inc Class A	1,499,643
24,072	IDEX Corp	1,754,608
11,458	Itron Inc (b)	407,217
26,988	ITT Corp	1,154,007
27,267	JB Hunt Transport Services Inc	1,961,043
44,060	KBR Inc	1,175,521
23,355	Kennametal Inc	1,034,627
16,848	Kirby Corp (b)	1,705,860
13,234	Landstar System Inc	783,717
13,191	Lennox International Inc	1,199,194

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value
Industrial — (continued)
24,219	Lincoln Electric Holdings Inc	$1,744,010
42,157	Louisiana-Pacific Corp (b)	711,189
13,730	Martin Marietta Materials Inc	1,762,246
8,803	Mettler-Toledo International Inc (b)	2,074,691
9,505	MSA Safety Inc (b)	541,785
28,994	National Instruments Corp	831,838
17,949	Nordson Corp	1,265,225
20,771	Old Dominion Freight Line Inc (b)	1,178,547
29,080	Packaging Corp of America	2,046,360
13,427	Regal-Beloit Corp	976,277
21,350	Rock-Tenn Co Class A	2,253,919
13,104	Silgan Holdings Inc	648,910
30,317	Sonoco Products Co	1,243,603
13,475	SPX Corp	1,324,727
10,981	Tech Data Corp (b)	669,402
33,098	Terex Corp (a)	1,466,241
14,315	Tidewater Inc	695,995
23,058	Timken Co	1,355,349
76,361	Trimble Navigation Ltd (b)(c)	2,968,152
23,181	Trinity Industries Inc	1,670,655
15,473	Triumph Group Inc	999,246
21,510	URS Corp	1,012,261
25,361	UTi Worldwide Inc	268,573
7,970	Valmont Industries Inc	1,186,255
40,796	Vishay Intertechnology Inc	607,044
28,548	Wabtec Corp (c)	2,212,470
36,685	Waste Connections Inc	1,609,004
13,927	Werner Enterprises Inc	355,278
18,103	Woodward Inc	751,818
15,861	Worthington Industries Inc	606,683
14,692	Zebra Technologies Corp Class A (b)	1,019,772
		85,219,213
Technology — 8.92%
28,351	3D Systems Corp (a)(b)	1,676,962
11,441	ACI Worldwide Inc (b)	677,193
22,509	Acxiom Corp (b)	774,197
177,629	Advanced Micro Devices Inc (a)(b)	712,292
12,123	Advent Software Inc	355,931
47,380	Allscripts Healthcare Solutions Inc (b)	854,261
27,468	ANSYS Inc (b)	2,115,585
122,912	Atmel Corp (b)	1,027,544
35,422	Broadridge Financial Solutions Inc ADR	1,315,573
85,543	Cadence Design Systems Inc (b)	1,329,338
13,251	CommVault Systems Inc (b)	860,652
62,257	Compuware Corp	653,699
13,978	Concur Technologies Inc (b)	1,384,800
35,789	Cree Inc (b)	2,024,226
42,151	Cypress Semiconductor Corp	432,891
19,086	Diebold Inc	761,341
8,665	DST Systems Inc	821,355
9,997	Fair Isaac Corp	553,034
37,390	Fairchild Semiconductor International Inc (b)	515,608
32,260	Informatica Corp (b)	1,218,783

Shares		Fair Value
Technology — (continued)
39,643	Integrated Device Technology Inc (b)	$484,834
21,320	International Rectifier Corp (b)	584,168
38,577	Intersil Corp Class A	498,415
25,425	Jack Henry & Associates Inc	1,417,698
18,550	Lexmark International Inc Class A	858,680
6,163	ManTech International Corp Class A	181,254
27,706	Mentor Graphics Corp	610,086
21,983	MICROS Systems Inc (b)	1,163,560
34,489	MSCI Inc Class A (b)	1,483,717
49,395	NCR Corp (b)	1,805,387
35,509	PTC Inc (b)	1,258,084
47,478	Riverbed Technology Inc (b)	935,791
29,175	Rovi Corp (b)	664,607
20,708	Semtech Corp (b)	524,741
11,539	Silicon Laboratories Inc (b)	602,913
55,679	Skyworks Solutions Inc (b)	2,089,076
19,039	SolarWinds Inc (b)	811,633
20,464	Solera Holdings Inc	1,296,190
72,851	SunEdison Inc (b)	1,372,513
45,815	Synopsys Inc (b)	1,759,754
57,028	Teradyne Inc (b)	1,134,287
32,548	VeriFone Systems Inc (b)	1,100,773
Utilities — 4.54%
32,926	Alliant Energy Corp	1,870,526
52,541	Aqua America Inc	1,317,203
29,401	Atmos Energy Corp	1,385,669
13,292	Black Hills Corp	766,284
18,031	Cleco Corp	912,008
45,398	Great Plains Energy Inc	1,227,562
29,764	Hawaiian Electric Industries Inc (a)	756,601
14,992	IDACORP Inc	831,606
56,025	MDU Resources Group Inc	1,922,218
24,833	National Fuel Gas Co	1,739,303
58,851	OGE Energy Corp	2,163,363
14,723	ONE Gas Inc (b)	528,997
23,184	PNM Resources Inc	626,664
52,070	Questar Corp	1,238,225
33,891	UGI Corp	1,545,768
24,557	Vectren Corp	967,300
37,805	Westar Energy Inc	1,329,224
15,033	WGL Holdings Inc	602,222
		21,730,743

TOTAL COMMON STOCK — 96.87% (Cost $360,621,497)		$463,722,662

Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.09%
$10,000,000	Federal Home Loan Bank
0.00%, 04/01/2014		10,000,000

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — 0.15%
$735,000	U.S. Treasury Bills(d)
	0.05%, 06/26/2014	$734,908

Repurchase Agreements — 2.82%
674,716	Undivided interest of 4.45% in a repurchase agreement (principal amount/value $15,158,735 with a maturity value of $15,158,756) with Credit Suisse Securities (USA) LLC, 0.05%, dated 3/31/14 to be repurchased at $674,716 on 4/1/14 collateralized by U.S. Treasury securities, 0.00%, 8/15/23 - 5/15/43, with a value of $15,461,929. (e)	674,716

3,205,186	Undivided interest of 4.45% in a repurchase agreement (principal amount/value $72,009,976 with a maturity value of $72,010,156) with Citigroup Global Markets Inc, 0.09%, dated 3/31/14 to be repurchased at $3,205,186 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 4/3/14 - 2/15/41, with a value of $73,450,177. (e)	3,205,186

3,205,186	Undivided interest of 4.51% in a repurchase agreement (principal amount/value $71,082,880 with a maturity value of $71,082,998) with HSBC Securities (USA) Inc, 0.06%, dated 3/31/14 to be repurchased at $3,205,186 on 4/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/14 - 11/15/30, with a value of $72,504,705. (e)	3,205,186

Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,205,186	Undivided interest of 8.66% in a repurchase agreement (principal amount/value $37,000,799 with a maturity value of $37,000,871) with Scotia Capital (USA) Inc, 0.07%, dated 3/31/14 to be repurchased at $3,205,186 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.00% - 6.50%, 1/31/16 - 11/1/43, with a value of $37,740,890. (e)	$3,205,186

3,205,186	Undivided interest of 9.33% in a repurchase agreement (principal amount/value $34,348,993 with a maturity value of $34,349,060) with TD Securities (USA) Inc, 0.07%, dated 3/31/14 to be repurchased at $3,205,186 on 4/1/14 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 12/1/20 - 12/1/43, with a value of $35,035,973. (e)	3,205,186
		13,495,460

TOTAL SHORT TERM INVESTMENTS — 5.06% (Cost $24,230,368)		$24,230,368

TOTAL INVESTMENTS — 101.93% (Cost $384,851,865)		$487,953,030

OTHER ASSETS & LIABILITIES, NET — (1.93)%		$(9,255,868)

TOTAL NET ASSETS — 100.00%		$478,697,162

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

(a)			All or a portion of the security is on loan at March 31, 2014.
(b)			Non-income producing security.
(c)			All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)			All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)			Collateral received for securities on loan.
ADR			American Depositary Receipt
REIT			Real Estate Investment Trust

At March 31, 2014, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation
S&P Mid 400® Emini Long Futures	101	USD	$13,886,490	June 2014	$53,002

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND
Notes to Schedule of Investments
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West S&P Mid Cap 400® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service.  Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

March 31, 2014

Class	Inputs
Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.
Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Other Financial Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Equity Investments:
Domestic Common Stock	$453,385,934	$—	$—	$453,385,934
Foreign Common Stock	10,336,728	—	—	10,336,728
Short Term Investments	—	24,230,368	—	24,230,368

Total investments, at fair value	463,722,662	24,230,368	0	487,953,030
Other Financial Investments:
Futures Contracts (a)	53,002	—	—	53,002
Total Assets	$463,775,664	$24,230,368	$0	$488,006,032

(a)	Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S.

March 31, 2014

Government or U.S. Government Agency securities.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund's U.S. Federal and Colorado tax returns remain open for the fiscal years ended 2011 through 2013.

Application of Recent Accounting Pronouncements
In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INVESTMENTS

The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk:

Equity Risk - The risk that a change in the value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts
A futures contracts is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date.

March 31, 2014

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index.  Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 89 futures contracts for the reporting period.

3. UNREALIZED APPRECIATION (DEPRECIATION)
At March 31, 2014, the U.S. Federal income tax cost basis was $385,251,228. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $112,507,821 and gross depreciation of investments in which there was an excess of tax cost over value of $9,806,019 resulting in net appreciation of $102,701,802.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2014 the Fund had securities on loan valued at $13,162,371 and received collateral of $13,495,460 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST ARIEL MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

COMMON STOCK
Communications — 12.91%
56,800	CBS Corp Class B	$3,510,240
90,300	Gannett Co Inc	2,492,280
257,575	Interpublic Group of Cos Inc	4,414,835
53,000	Omnicom Group Inc	3,847,800
36,200	Viacom Inc Class B	3,076,638

		17,341,793

Consumer, Cyclical — 13.98%
65,700	Coach Inc	3,262,662
303,400	International Game Technology	4,265,804
101,400	International Speedway Corp Class A	3,446,586
19,800	Madison Square Garden Co Class A (a)	1,124,244
67,900	Newell Rubbermaid Inc	2,030,210
64,400	Nordstrom Inc	4,021,780
7,400	Tiffany & Co	637,510

		18,788,796

Consumer, Non-cyclical — 22.95%
15,225	Bio-Rad Laboratories Inc Class A (a)	1,950,627
17,300	DeVry Education Group Inc	733,347
99,600	Hospira Inc (a)	4,307,700
40,200	JM Smucker Co	3,909,048
26,400	Laboratory Corp of America Holdings (a)	2,592,744
29,225	Sotheby's (b)	1,272,749
63,500	St Jude Medical Inc	4,152,265
18,100	Towers Watson & Co Class A	2,064,305
359,100	Western Union Co	5,874,876
42,100	Zimmer Holdings Inc	3,981,818

		30,839,479

Energy — 1.47%
41,500	Contango Oil & Gas Co (a)	1,981,210

Financial — 31.41%
68,100	Aflac Inc	4,293,024
82,100	Blackstone Group LP	2,729,825
56,150	CBRE Group Inc Class A (a)	1,540,195
43,100	City National Corp	3,392,832
200,500	First American Financial Corp	5,323,275
76,300	Franklin Resources Inc	4,133,934
225,700	Janus Capital Group Inc	2,453,359
34,413	Jones Lang LaSalle Inc	4,077,940
93,600	KKR & Co LP	2,137,824
125,500	Lazard Ltd Class A	5,909,795
69,525	Northern Trust Corp	4,558,059
20,100	T Rowe Price Group Inc	1,655,235

		42,205,297

Industrial — 14.62%
61,950	Bristow Group Inc	4,678,464

Shares		Fair Value

Industrial — (continued)
48,500	Illinois Tool Works Inc	$3,944,505
28,500	Snap-on Inc	3,234,180
58,202	Stanley Black & Decker Inc	4,728,331
25,396	Thermo Fisher Scientific Inc	3,053,615

		19,639,095

TOTAL COMMON STOCK — 97.34% (Cost $107,761,393)		$130,795,670

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 3.72%
$5,000,000	Federal Home Loan Bank
	0.00%, 04/01/2014	5,000,000

Repurchase Agreements — 0.09%
5,960	Undivided interest of 0.04% in a repurchase agreement (principal amount/value $15,158,735 with a maturity value of $15,158,756) with Credit Suisse Securities (USA) LLC, 0.05%, dated 3/31/14 to be repurchased at $5,960 on 4/1/14 collateralized by U.S. Treasury securities, 0.00%, 8/15/23 - 5/15/43, with a value of $15,461,929. (c)	5,960

28,309	Undivided interest of 0.04% in a repurchase agreement (principal amount/value $71,082,880 with a maturity value of $71,082,998) with HSBC Securities (USA) Inc, 0.06%, dated 3/31/14 to be repurchased at $28,309 on 4/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/14 - 11/15/30, with a value of $72,504,705. (c)	28,309

28,309	Undivided interest of 0.04% in a repurchase agreement (principal amount/value $72,009,976 with a maturity value of $72,010,156) with Citigroup Global Markets Inc, 0.09%, dated 3/31/14 to be repurchased at $28,309 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 4/3/14 - 2/15/41, with a value of $73,450,177. (c)	28,309

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST ARIEL MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

$28,309	Undivided interest of 0.08% in a repurchase agreement (principal amount/value $35,009,177 with a maturity value of $35,009,255) with Merrill Lynch, Pierce, Fenner & Smith, 0.08%, dated 3/31/14 to be repurchased at $28,309 on 4/1/14 collateralized by various U.S. Government Agency securities, 1.33% - 5.00%, 11/1/19 - 12/1/44, with a value of $35,709,361. (c)	$28,309

Principal Amount		Fair Value

$28,309	Undivided interest of 0.08% in a repurchase agreement (principal amount/value $37,660,983 with a maturity value of $37,661,067) with Goldman Sachs & Co, 0.08%, dated 3/31/14 to be repurchased at $28,309 on 4/1/14 collateralized by various U.S. Government Agency securities, 2.33% - 6.50%, 7/1/19 - 3/1/44, with a value of $38,414,203. (c)	$28,309

		119,196

TOTAL SHORT TERM INVESTMENTS — 3.81% (Cost $5,119,196)		$5,119,196

TOTAL INVESTMENTS — 101.15% (Cost $112,880,589)		$135,914,866

OTHER ASSETS & LIABILITIES, NET — (1.15)%		$(1,548,301)

TOTAL NET ASSETS — 100.00%		$134,366,565

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2014.
(c)	Collateral received for securities on loan.

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST ARIEL MID CAP VALUE FUND
Notes to Schedule of Investments
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Ariel Mid Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service.  Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

March 31, 2014

Class	Inputs
Equity Investments:

Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total

Assets

Investments, at value:
Equity Investments:
Domestic Common Stock	$124,885,875	$—	$—	$124,885,875
Foreign Common Stock	5,909,795	—	—	5,909,795
Short Term Investments	—	5,119,196	—	5,119,196
Total Assets	$130,795,670	$5,119,196	$0	$135,914,866

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

March 31, 2014

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements
In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)
At March 31, 2014, the U.S. Federal income tax cost basis was $113,176,039. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $25,086,384 and gross depreciation of investments in which there was an excess of tax cost over value of $2,347,557 resulting in net appreciation of $22,738,827.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2014 the Fund had securities on loan valued at $116,731 and received collateral of $119,196 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCK
Basic Materials — 7.22%
13,204	Air Liquide SA (a)	$1,788,097
7,000	Air Water Inc (a)	96,608
9,926	Akzo Nobel NV (a)	809,573
116,097	Alumina Ltd (a)(b)	129,292
59,089	Anglo American PLC (a)	1,509,499
17,319	Antofagasta PLC (a)	241,483
41,480	ArcelorMittal (a)	669,453
2,742	Arkema SA (a)	310,192
53,000	Asahi Kasei Corp (a)	359,372
38,752	BASF SE (a)	4,312,066
135,489	BHP Billiton Ltd (a)	4,592,447
89,231	BHP Billiton PLC (a)	2,754,570
10,598	Boliden AB (a)	161,392
2,165	Brenntag AG (a)	402,076
5,426	Croda International PLC (a)	230,658
14,000	Daicel Corp (a)	114,782
10,000	Daido Steel Co Ltd (a)	50,007
362	EMS-Chemie Holding AG (a)	136,805
63,641	Fortescue Metals Group Ltd (a)	311,580
8,081	Fresnillo PLC (a)	113,849
384	Givaudan SA (a)	593,953
448,547	Glencore Xstrata PLC (a)	2,313,903
4,100	Hitachi Chemical Co Ltd (a)	55,771
8,000	Hitachi Metals Ltd (a)	113,957
19,113	Iluka Resources Ltd (a)(c)	175,998
71,672	Incitec Pivot Ltd (a)	197,104
17,936	Israel Chemicals Ltd (a)	156,912
11,000	Japan Steel Works Ltd (a)	49,396
19,900	JFE Holdings Inc (a)	373,933
8,816	Johnson Matthey PLC (a)	481,193
7,100	JSR Corp (a)	131,356
6,937	K+S AG (a)(c)	227,799
10,000	Kaneka Corp (a)	60,512
10,000	Kansai Paint Co Ltd (a)	142,366
119,000	Kobe Steel Ltd (a)(b)	157,919
6,448	Koninklijke DSM NV (a)	442,255
13,500	Kuraray Co Ltd (a)	154,456
3,324	Lanxess AG (a)	250,904
7,864	Linde AG (a)	1,574,590
2,121	Lonza Group AG (a)	216,415
57,900	Mitsubishi Chemical Holdings Corp (a)	240,454
15,000	Mitsubishi Gas Chemical Co Inc (a)	84,561
47,000	Mitsubishi Materials Corp (a)	133,199
31,000	Mitsui Chemicals Inc (a)	75,896
30,692	Newcrest Mining Ltd (a)(b)	280,844
8,000	Nippon Paint Co Ltd (a)	121,132
313,740	Nippon Steel & Sumitomo Metal Corp (a)	856,126
6,800	Nitto Denko Corp (a)	326,087
53,882	Norsk Hydro ASA (a)	268,280
9,153	Novozymes A/S Class B (a)	402,356
3,717	OCI (b)	168,652
31,000	Oji Holdings Corp (a)	138,660
15,551	Orica Ltd (a)	316,433
3,597	Randgold Resources Ltd (a)	269,941
18,517	Rio Tinto Ltd (a)	1,092,186
53,703	Rio Tinto PLC (a)	2,994,428
17,000	Shin-Etsu Chemical Co Ltd (a)	969,101

Shares		Fair Value
Basic Materials — (continued)
60,000	Showa Denko KK (a)	$84,938
2,485	Solvay SA (a)	390,359
22,841	Stora Enso OYJ Class R (a)	244,453
66,000	Sumitomo Chemical Co Ltd (a)	243,335
21,000	Sumitomo Metal Mining Co Ltd (a)	263,212
24,316	Svenska Cellulosa AB SCA Class B (a)	716,134
3,947	Syngenta AG (a)	1,498,381
12,000	Taiyo Nippon Sanso Corp (a)	94,388
38,000	Teijin Ltd (a)	94,153
18,865	ThyssenKrupp AG (a)(b)	506,127
48,000	Ube Industries Ltd (a)	88,413
4,885	Umicore SA (a)	249,106
22,856	UPM-Kymmene OYJ (a)	391,044
4,660	Voestalpine AG (a)	205,082
1,300	Yamato Kogyo Co Ltd (a)	40,757
7,391	Yara International ASA (a)	327,375
		41,140,086

Communications — 7.24%
116,297	Alcatel-Lucent (a)(b)	458,010
2,308	ASOS PLC (a)(b)	199,464
1,548	Axel Springer SE (a)	99,060
6,069	Belgacom SA (a)	190,159
73,488	Bezeq The Israeli Telecommunication Corp Ltd (a)	131,000
44,024	British Sky Broadcasting Group PLC	669,721
334,372	BT Group PLC (a)	2,125,942
3,800	Dena Co Ltd (a)(c)	68,642
8,800	Dentsu Inc (a)	333,239
122,404	Deutsche Telekom AG (a)	1,986,086
5,598	Elisa OYJ (a)(b)	161,035
5,706	Eutelsat Communications SA (a)	193,638
4,800	Gree Inc (a)(c)	53,062
10,600	Hakuhodo DY Holdings Inc (a)	73,825
105,000	HKT Trust & HKT Ltd (a)	111,052
1,072	Iliad SA	309,104
18,099	Inmarsat PLC (a)	219,258
159,193	ITV PLC (a)	508,356
2,522	JCDecaux SA (a)	110,377
1,003	Kabel Deutschland Holding AG	137,778
6,200	Kakaku.com Inc (a)	100,798
22,800	KDDI Corp (a)(d)	1,323,882
137,449	Koninklijke KPN NV (a)(b)	485,209
4,642	Lagardere SCA (a)	184,245
5,400	M3 Inc (a)	88,558
2,793	Millicom International Cellular SA (a)	284,473
4,500	Nexon Co Ltd (a)	37,792
2,322	NICE Systems Ltd (a)	103,545
15,500	Nippon Telegraph & Telephone Corp (a)	842,295
158,931	Nokia OYJ (a)(b)	1,169,328
64,900	NTT DOCOMO Inc (a)(d)	1,022,661
78,745	Orange SA (a)	1,163,208
194,000	PCCW Ltd	97,294
34,015	Pearson PLC (a)	603,317
26,335	Portugal Telecom SGPS SA (a)	112,091

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value
Communications — (continued)
9,423	ProSiebenSat.1 Media AG (a)	$432,228
7,736	Publicis Groupe SA (a)	698,418
29,300	Rakuten Inc (a)	391,379
29,683	Reed Elsevier NV (a)	642,241
49,826	Reed Elsevier PLC (a)	760,995
1,535	RTL Group SA (a)(b)	174,822
8,040	SBI Holdings Inc (a)	96,893
14,240	Seek Ltd (a)	232,824
13,067	SES SA (a)	487,527
65,000	Singapore Press Holdings Ltd (a)	217,214
339,000	Singapore Telecommunications Ltd (a)	985,377
17,381	Sky Deutschland AG (a)(b)	149,985
40,600	SoftBank Corp (a)(d)	3,068,071
27,000	StarHub Ltd (a)	90,332
969	Swisscom AG (a)	595,330
35,257	TDC A/S	325,939
13,103	Tele2 AB Class B (a)(b)	162,681
78,430	Telecom Corp of New Zealand Ltd (a)	166,306
265,444	Telecom Italia RNC (a)	249,095
432,033	Telecom Italia SpA (a)	510,642
128,857	Telefonaktiebolaget LM Ericsson Class B (a)	1,718,610
11,720	Telefonica Deutschland Holding AG (a)(b)	93,534
173,042	Telefonica SA (a)	2,742,166
10,559	Telekom Austria AG (a)	105,136
2,290	Telenet Group Holding NV	141,163
28,347	Telenor ASA (a)	627,399
101,545	TeliaSonera AB (a)	766,908
180,209	Telstra Corp Ltd (a)	849,768
4,600	Trend Micro Inc (a)	142,123
4,712	United Internet AG (a)	221,026
51,085	Vivendi SA (a)	1,421,849
1,115,347	Vodafone Group PLC (a)(b)	4,100,534
12,281	Wolters Kluwer NV (a)	346,219
57,102	WPP PLC (a)	1,178,887
60,300	Yahoo Japan Corp (a)	295,406
6,367	Ziggo NV (a)	282,757
		41,229,288

Consumer, Cyclical — 11.63%
900	ABC-Mart Inc (a)	39,044
6,500	Accor SA (a)	332,653
8,896	Adidas AG (a)	961,923
26,500	Aeon Co Ltd (a)	298,268
7,800	Aisin Seiki Co Ltd (a)	281,553
41,000	ANA Holdings Inc (a)(c)	88,538
6,900	Asics Corp (a)	135,644
14,025	Bayerische Motoren Werke AG (a)	1,772,294
26,900	Bridgestone Corp (a)	953,354
19,077	Burberry Group PLC (a)	443,207
7,979	Carnival PLC (a)	304,700
41,000	Cathay Pacific Airways Ltd (a)	76,579
2,208	Christian Dior SA (a)	424,085
22,075	Cie Financiere Richemont SA (a)	2,109,005

Shares		Fair Value
Consumer, Cyclical — (continued)
7,957	Cie Generale des Etablissements Michelin (a)	$994,749
11,700	Citizen Holdings Co Ltd (a)	87,959
16,000	City Developments Ltd (a)	128,764
76,300	Compass Group PLC Class A (a)	1,164,366
4,672	Continental AG (a)	1,120,433
16,013	Crown Resorts Ltd (a)	247,661
8,700	Daihatsu Motor Co Ltd (a)	153,620
40,633	Daimler AG (a)	3,843,858
25,000	Daiwa House Industry Co Ltd (a)	424,456
20,700	Denso Corp (a)	992,696
9,225	Deutsche Lufthansa AG (a)(b)	241,876
2,400	Don Quijote Holdings Co Ltd (a)	123,909
6,136	EasyJet PLC (a)	175,503
38,856	Echo Entertainment Group Ltd (a)	88,446
9,986	Electrolux AB Class B (a)(c)	218,649
2,500	FamilyMart Co Ltd (a)	109,940
2,200	Fast Retailing Co Ltd (a)	795,718
35,599	Fiat SpA (a)(b)	415,025
2,598	Flight Centre Travel Group Ltd (a)	126,750
25,100	Fuji Heavy Industries Ltd (a)	679,705
87,000	Galaxy Entertainment Group Ltd (a)(b)	759,350
251,000	Genting Singapore PLC (a)	266,941
66,281	GKN PLC (a)	431,759
20,186	Harvey Norman Holdings Ltd (a)(c)	61,903
40,183	Hennes & Mauritz AB Class B (a)	1,713,815
10,900	Hino Motors Ltd (a)	161,431
3,200	Hitachi High-Technologies Corp (a)	74,544
68,900	Honda Motor Co Ltd (a)(d)	2,424,361
1,410	Hugo Boss AG (a)(c)	187,741
4,756	Iida Group Holdings Co Ltd (a)	65,855
9,252	Inditex SA (a)	1,388,078
10,689	InterContinental Hotels Group PLC (a)	343,899
44,310	International Consolidated Airlines Group SA (a)(b)	309,198
15,000	Isetan Mitsukoshi Holdings Ltd (a)	185,038
52,000	Isuzu Motors Ltd (a)	298,571
62,300	ITOCHU Corp (a)	728,937
22,000	J Front Retailing Co Ltd (a)	151,401
2,500	Japan Airlines Co Ltd (a)	123,036
4,000	Jardine Cycle & Carriage Ltd (a)	144,370
9,100	JTEKT Corp (a)	135,089
3,141	Kering (a)	640,438
98,474	Kingfisher PLC (a)	692,180
4,000	Koito Manufacturing Co Ltd (a)	67,833
2,800	Lawson Inc (a)	198,126
254,000	Li & Fung Ltd (a)	376,396
10,740	LVMH Moet Hennessy Louis Vuitton SA (a)	1,946,231
69,306	Marks & Spencer Group PLC (a)	521,611
69,000	Marubeni Corp (a)	463,207
8,700	Marui Group Co Ltd (a)	74,646
116,000	Mazda Motor Corp (a)(b)	515,342
2,700	McDonald's Holdings Co Japan Ltd (a)(c)	72,587
40,800	MGM China Holdings Ltd (a)	144,148
59,700	Mitsubishi Corp (a)(d)	1,107,424
6,000	Mitsubishi Logistics Corp (a)	83,360

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value
Consumer, Cyclical — (continued)
27,500	Mitsubishi Motors Corp (a)(b)	$287,207
73,800	Mitsui & Co Ltd (a)(d)	1,043,057
7,500	Namco Bandai Holdings Inc (a)	177,898
6,425	Next PLC (a)	706,536
12,000	NGK Insulators Ltd (a)	250,340
7,000	NGK Spark Plug Co Ltd (a)	157,304
7,300	NHK Spring Co Ltd (a)	67,887
4,600	Nintendo Co Ltd (a)	549,882
102,800	Nissan Motor Co Ltd (a)	916,290
3,100	Nitori Holdings Co Ltd (a)	134,528
4,800	NOK Corp (a)	78,112
4,895	Nokian Renkaat OYJ (a)	198,051
2,100	Oriental Land Co Ltd (a)	319,245
93,800	Panasonic Corp (a)(d)	1,066,796
12,474	Persimmon PLC (a)	279,978
9,354	Pirelli & C. SpA (a)	147,146
6,542	Porsche Automobil Holding SE (a)	672,569
39,920	Qantas Airways Ltd (a)(b)	41,012
7,961	Renault SA (a)	773,287
100,000	Sands China Ltd (a)	749,994
2,100	Sankyo Co Ltd (a)	88,381
1,700	Sanrio Co Ltd (a)(c)	57,383
13,797	Scania AB Class B (a)	406,058
7,600	Sega Sammy Holdings Inc (a)	170,611
18,000	Sekisui Chemical Co Ltd (a)	186,952
22,100	Sekisui House Ltd (a)	273,335
62,000	Shangri-La Asia Ltd (a)	101,663
66,000	Sharp Corp (a)(b)	200,997
800	Shimamura Co Ltd (a)	69,227
3,200	Shimano Inc (a)	321,878
22,000	Singapore Airlines Ltd (a)	183,296
76,000	SJM Holdings Ltd (a)	214,110
46,900	Sojitz Corp (a)	79,955
43,000	Sony Corp (a)(c)	819,030
6,000	Stanley Electric Co Ltd (a)	133,154
46,700	Sumitomo Corp (a)	593,817
32,400	Sumitomo Electric Industries Ltd (a)	483,693
8,100	Sumitomo Rubber Industries Ltd (a)	103,031
15,300	Suzuki Motor Corp (a)	398,911
3,189	Swatch Group AG (a)	1,022,317
35,303	Tabcorp Holdings Ltd (a)	111,808
10,000	Takashimaya Co Ltd (a)	93,600
60,285	Tatts Group Ltd (a)	162,330
4,100	Toho Co Ltd (a)	82,176
61,000	Toray Industries Inc (a)	402,487
2,100	Toyoda Gosei Co Ltd (a)	40,203
3,000	Toyota Boshoku Corp (a)	30,336
6,900	Toyota Industries Corp (a)	331,622
116,300	Toyota Motor Corp (a)(d)	6,558,604
9,100	Toyota Tsusho Corp (a)	230,813
10,029	Travis Perkins PLC (a)	315,621
20,177	TUI Travel PLC (a)	147,407
8,300	USS Co Ltd (a)	116,598
3,154	Valeo SA (a)(b)	444,191
1,243	Volkswagen AG (a)	315,354
64,878	Volvo AB Class B (a)	1,031,322
48,383	Wesfarmers Ltd (a)	1,853,825
7,747	Whitbread PLC (a)	537,598
37,201	William Hill PLC (a)	211,590

Shares		Fair Value
Consumer, Cyclical — (continued)
11,020	Wolseley PLC (a)	$627,701
62,000	Wynn Macau Ltd (a)	258,055
38,900	Yamada Denki Co Ltd (a)	129,653
6,500	Yamaha Corp (a)	83,601
11,700	Yamaha Motor Co Ltd (a)	186,661
8,000	Yokohama Rubber Co Ltd (a)	75,239
35,000	Yue Yuen Industrial Holdings Ltd (a)	114,051
		66,231,140
Consumer, Non-cyclical — 21.79%
15,648	Abertis Infraestructuras SA (a)	357,639
4,142	Actelion Ltd (a)	392,531
5,693	Adecco SA (a)	473,807
11,430	Aggreko PLC (a)	286,152
24,000	Ajinomoto Co Inc (a)	343,490
1,500	Alfresa Holdings Corp (a)	97,815
33,924	Anheuser-Busch InBev NV (a)	3,572,736
3,696	Aryzta AG (a)	326,820
16,700	Asahi Group Holdings Ltd (a)	468,198
14,760	Associated British Foods PLC (a)	684,646
92,000	Astellas Pharma Inc (a)(d)	1,092,276
52,994	AstraZeneca PLC (a)	3,434,977
15,564	Atlantia SpA (a)	399,913
15,667	Babcock International Group PLC (a)	351,562
86	Barry Callebaut AG (a)	115,980
34,883	Bayer AG (a)	4,724,012
4,213	Beiersdorf AG (a)	410,912
2,800	Benesse Holdings Inc (a)	107,095
66,855	Brambles Ltd (a)	575,224
79,698	British American Tobacco PLC (a)	4,445,316
14,413	Bunzl PLC (a)	384,048
9,633	Bureau Veritas SA (a)	295,457
3,600	Calbee Inc (a)	84,825
28,273	Capita PLC (a)	516,496
4,602	Carlsberg A/S Class B (a)	457,475
26,063	Carrefour SA (a)	1,008,236
2,388	Casino Guichard Perrachon SA (a)	283,927
1,864	Celesio AG (a)	63,716
8,800	Chugai Pharmaceutical Co Ltd (a)	224,772
22,992	Coca-Cola Amatil Ltd (a)	235,614
7,879	Coca-Cola HBC AG (a)	196,300
2,400	Coca-Cola West Co Ltd (a)	41,921
2,505	Cochlear Ltd (a)	132,593
4,796	Coloplast A/S Class B (a)	387,762
3,033	Colruyt SA (a)(b)	167,195
20,644	CSL Ltd (a)	1,333,435
22,000	Dai Nippon Printing Co Ltd (a)	210,386
29,000	Daiichi Sankyo Co Ltd (a)	488,663
7,400	Dainippon Sumitomo Pharma Co Ltd (a)	117,471
24,047	Danone SA (a)	1,698,866
4,192	Delhaize Group SA (a)	306,572
105,990	Diageo PLC (a)	3,291,048
25,964	Distribuidora Internacional de Alimentacion SA (a)	237,436
8,661	Edenred (a)	271,693
10,900	Eisai Co Ltd (a)	423,705

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value
Consumer, Non-cyclical — (continued)
16,179	Elekta AB Class B (a)	$215,382
8,466	Essilor International SA (a)	854,378
41,442	Experian PLC (a)	747,155
113,500	First Pacific Co Ltd (a)	113,129
9,230	Fresenius Medical Care AG & Co (a)	645,797
5,199	Fresenius SE (a)	816,085
66,289	G4S PLC (a)	267,355
8,492	Getinge AB Class B (a)	239,758
205,006	GlaxoSmithKline PLC (a)	5,464,799
287,000	Golden Agri-Resources Ltd (a)	131,303
6,451	Grifols SA (a)	353,533
4,264	Heineken Holding NV (a)	275,329
9,564	Heineken NV (a)	665,538
5,568	Henkel AG & Co KGaA (a)	559,966
2,300	Hisamitsu Pharmaceutical Co Inc (a)	103,794
18,644	Husqvarna AB Class B (a)	130,176
40,933	Imperial Tobacco Group PLC (a)	1,654,539
6,993	Intertek Group PLC (a)	358,912
52,129	J Sainsbury PLC (a)	274,809
46,600	Japan Tobacco Inc (a)(d)	1,462,654
9,960	Jeronimo Martins SGPS SA (a)	167,137
22,000	Kao Corp (a)	779,107
6,231	Kerry Group PLC Class A	475,650
6,000	Kikkoman Corp (a)	113,266
36,000	Kirin Holdings Co Ltd (a)	498,218
38,522	Koninklijke Ahold NV (a)	773,666
11,000	Kyowa Hakko Kirin Co Ltd (a)	117,209
10,240	L'Oreal SA (a)	1,689,409
40	Lindt & Spruengli AG	413,949
6,781	Luxottica Group SpA (a)	391,814
5,800	Medipal Holdings Corp (a)	88,814
2,600	MEIJI Holdings Co Ltd (a)	163,891
2,697	Merck KGaA (a)	454,194
41,029	Metcash Ltd	99,692
5,069	Metro AG (a)	206,772
2,500	Miraca Holdings Inc (a)	109,516
9,900	Mitsubishi Tanabe Pharma Corp (a)	138,531
135,873	Nestle SA (a)	10,227,114
8,000	Nippon Meat Packers Inc (a)	119,086
9,750	Nisshin Seifun Group Inc (a)	107,093
2,700	Nissin Foods Holdings Co Ltd (a)	121,848
96,944	Novartis AG (a)	8,231,314
84,033	Novo Nordisk A/S (a)	3,826,213
57,772	Olam International Ltd (a)	102,300
10,400	Olympus Corp (a)(b)	332,079
3,400	Ono Pharmaceutical Co Ltd (a)	295,569
3,765	Orion OYJ Class B (a)(c)	113,665
15,600	Otsuka Holdings Co Ltd (a)	466,678
3,500	Park24 Co Ltd (a)	66,504
9,025	Pernod Ricard SA (a)	1,050,291
10,247	QIAGEN NV (a)(b)	215,243
5,618	Ramsay Health Care Ltd (a)	251,036
5,392	Randstad Holding NV (a)	315,588
27,392	Reckitt Benckiser Group PLC (a)	2,234,851
975	Remy Cointreau SA (a)(c)	78,209
29,606	Roche Holding AG (a)	8,904,412
16,729	Ryman Healthcare Ltd (a)	127,190
40,731	SABMiller PLC (a)	2,036,288

Shares		Fair Value
Consumer, Non-cyclical — (continued)
50,394	Sanofi (a)	$5,266,158
3,300	Santen Pharmaceutical Co Ltd (a)	146,016
8,700	Secom Co Ltd (a)	500,121
12,338	Securitas AB Class B (a)(c)	142,890
20,470	Serco Group PLC	143,638
32,000	Seven & I Holdings Co Ltd (a)(d)	1,219,343
234	SGS SA (a)	577,108
9,000	Shimadzu Corp (a)	79,963
12,000	Shionogi & Co Ltd (a)	221,844
24,934	Shire PLC (a)	1,233,938
15,300	Shiseido Co Ltd (a)	269,567
37,142	Smith & Nephew PLC (a)	563,795
1,128	Societe BIC SA (a)	148,171
3,823	Sodexo (a)	400,696
15,703	Sonic Healthcare Ltd (a)	251,580
2,062	Sonova Holding AG (a)	301,664
3,797	Suedzucker AG (a)(c)	108,292
5,400	Suntory Beverage & Food Ltd (a)	186,047
2,600	Suzuken Co Ltd (a)	100,577
8,616	Swedish Match AB (a)	282,059
6,600	Sysmex Corp (a)	210,424
1,200	Taisho Pharmaceutical Holdings Co Ltd (a)	96,647
33,400	Takeda Pharmaceutical Co Ltd (a)(d)	1,580,895
20,392	Tate & Lyle PLC (a)	226,945
13,200	Terumo Corp (a)	287,513
342,278	Tesco PLC (a)	1,687,859
36,061	Teva Pharmaceutical Industries Ltd (a)	1,900,439
23,000	Toppan Printing Co Ltd (a)	164,446
4,000	Toyo Suisan Kaisha Ltd (a)	133,656
60,911	Transurban Group (a)	410,637
24,171	Treasury Wine Estates Ltd (a)	79,401
2,200	Tsumura & Co (a)	52,864
4,614	UCB SA (a)	370,164
4,800	Unicharm Corp (a)	256,112
68,823	Unilever NV (a)	2,831,022
54,273	Unilever PLC (a)	2,320,313
910	William Demant Holding A/S (a)(b)	77,767
84,000	Wilmar International Ltd (a)	231,461
90,091	WM Morrison Supermarkets PLC (a)	320,188
53,105	Woolworths Ltd (a)	1,761,070
3,700	Yakult Honsha Co Ltd (a)	185,731
4,000	Yamazaki Baking Co Ltd (a)	47,296
		124,134,827

Diversified — 0.66%
7,701	GEA Group AG (a)	351,839
3,497	Groupe Bruxelles Lambert SA (a)	349,353
90,000	Hutchison Whampoa Ltd (a)	1,194,464
4,801	Industrivarden AB Class C (a)	93,077
60,300	Keppel Corp Ltd (a)	523,141
166,000	Noble Group Ltd (a)	156,936
65,000	NWS Holdings Ltd (a)	109,696
29,500	Swire Pacific Ltd (a)	344,562
1,394	Wendel SA (a)	216,708

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value
Diversified — (continued)
61,300	Wharf Holdings Ltd (a)	$393,159
		3,732,935

Energy — 6.60%
13,136	AMEC PLC (a)	245,799
33,614	APA Group (a)	200,341
144,045	BG Group PLC (a)	2,688,000
786,253	BP PLC (a)	6,316,886
6,083	Caltex Australia Ltd (a)	124,471
6,609	CGG SA (a)(b)	105,918
77,116	Enel Green Power SpA (a)	216,579
107,486	Eni SpA (a)	2,695,375
1,368	Fuchs Petrolub SE (a)(b)	137,442
3,133	Fugro NV (a)	192,502
13,920	Galp Energia SGPS SA (a)	240,285
4,100	Idemitsu Kosan Co Ltd (a)	84,340
37,700	Inpex Corp (a)	489,545
900	Japan Petroleum Exploration Co (a)	29,966
93,600	JX Holdings Inc (a)	451,249
9,916	Lundin Petroleum AB (a)(b)	204,126
5,921	Neste Oil OYJ (c)	120,725
6,224	OMV AG (a)	282,519
10,482	Petrofac Ltd	251,115
35,948	Repsol SA (a)	918,096
162,780	Royal Dutch Shell PLC Class A (a)	5,946,213
104,618	Royal Dutch Shell PLC Class B (a)	4,083,430
11,558	Saipem SpA (a)	282,304
41,725	Santos Ltd (a)	523,093
16,100	Seadrill Ltd ADR (a)	566,834
7,100	Showa Shell Sekiyu KK (a)	63,397
47,332	Statoil ASA (a)	1,335,459
11,360	Subsea 7 SA	211,157
4,384	Technip SA (a)	451,926
13,000	TonenGeneral Sekiyu KK (a)	114,705
90,189	Total SA (a)	5,936,685
14,969	Transocean Ltd (a)	617,170
39,064	Tullow Oil PLC (a)	487,850
27,238	Woodside Petroleum Ltd (a)	986,275
		37,601,777

Financial — 24.62%
41,370	3i Group PLC (a)	274,669
40,910	Aberdeen Asset Management PLC (a)	266,565
16,900	Acom Co Ltd (a)(b)(c)	53,998
8,367	Admiral Group PLC (a)	199,087
77,375	Aegon NV (a)	712,714
4,300	AEON Financial Service Co Ltd (a)	97,016
4,710	Aeon Mall Co Ltd (a)	120,668
9,273	Ageas (a)	413,479
509,200	AIA Group Ltd (a)	2,421,832
19,273	Allianz SE (a)	3,257,517
126,666	AMP Ltd (a)	586,288
50,000	Aozora Bank Ltd (a)	142,360
92,000	Ascendas REIT (a)	165,600

Shares		Fair Value
Financial — (continued)
49,587	Assicurazioni Generali SpA (a)	$1,105,280
8,255	ASX Ltd (a)	276,615
115,824	Australia & New Zealand Banking Group Ltd (a)	3,563,099
125,197	Aviva PLC (a)	998,692
75,941	AXA SA (a)	1,972,863
2,030	Baloise Holding AG (a)	255,538
209,456	Banca Monte dei Paschi di Siena SpA (a)(b)	76,632
244,346	Banco Bilbao Vizcaya Argentaria SA (a)	2,938,084
138,845	Banco de Sabadell SA (a)	429,252
75,715	Banco Espirito Santo SA (a)(b)	141,790
68,688	Banco Popular Espanol SA (a)(b)	519,389
489,239	Banco Santander SA (a)	4,670,380
46,166	Bank Hapoalim BM (a)	263,562
49,536	Bank Leumi Le-Israel BM (a)(b)	193,340
54,000	Bank of East Asia Ltd (a)	211,450
877,613	Bank of Ireland (a)(b)	373,734
12,000	Bank of Kyoto Ltd (a)	98,907
13,225	Bank of Queensland Ltd (a)(b)	158,012
49,000	Bank of Yokohama Ltd (a)	244,419
169,270	Bankia SA (a)(b)	357,721
646,473	Barclays PLC (a)	2,515,183
16,755	Bendigo & Adelaide Bank Ltd (a)	177,001
42,029	BNP Paribas SA (a)	3,240,418
159,000	BOC Hong Kong Holdings Ltd (a)	454,012
40,998	British Land Co PLC REIT (a)	446,997
73,212	CaixaBank SA (a)	471,272
87,000	CapitaCommercial Trust REIT (a)	102,997
110,000	CapitaLand Ltd (a)	253,352
104,000	CapitaMall Trust REIT (a)	156,481
48,000	CapitaMalls Asia Ltd (a)	68,433
81,430	CFS Retail Property Trust Group REIT (a)	142,875
59,000	Cheung Kong Holdings Ltd (a)	981,034
33,000	Chiba Bank Ltd (a)	203,122
6,000	Chugoku Bank Ltd (a)	79,960
7,700	CNP Assurances (a)	163,087
41,288	Commerzbank AG (a)(b)	759,460
67,994	Commonwealth Bank of Australia (a)	4,894,868
2,660	Corio NV REIT (a)	121,513
41,532	Credit Agricole SA (a)(b)	654,558
6,800	Credit Saison Co Ltd (a)	135,233
64,117	Credit Suisse Group AG (a)	2,075,344
35,400	Dai-ichi Life Insurance Co Ltd (a)	514,966
2,900	Daito Trust Construction Co Ltd (a)	268,621
71,000	Daiwa Securities Group Inc (a)	616,866
27,960	Danske Bank A/S (a)	777,982
71,000	DBS Group Holdings Ltd (a)	914,767
174	Delek Group Ltd (a)	69,504
7,720	Delta Lloyd NV (a)	214,014
43,136	Deutsche Bank AG (a)	1,933,304
8,249	Deutsche Boerse AG (a)	656,735
12,231	Deutsche Wohnen AG (a)	262,340
216,117	Dexus Property Group REIT (a)	213,121
44,898	Direct Line Insurance Group PLC	177,734
40,494	DNB ASA (a)	703,639
10,463	Erste Group Bank AG (a)	357,936

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value
Financial — (continued)
1,361	Eurazeo SA (a)	$122,235
4,157	Exor SpA (a)	186,562
62,643	Federation Centres Ltd REIT (a)	137,316
1,148	Fonciere Des Regions REIT (a)	106,316
36,000	Fukuoka Financial Group Inc (a)	147,874
975	Gecina SA (a)	129,586
8,430	Gjensidige Forsikring ASA (a)	171,162
127,000	Global Logistic Properties Ltd (a)	268,026
72,728	Goodman Group REIT (a)	319,870
66,676	GPT Group REIT (a)	226,618
15,000	Gunma Bank Ltd (a)	81,585
15,000	Hachijuni Bank Ltd (a)	85,241
29,331	Hammerson PLC REIT (a)	270,911
98,000	Hang Lung Properties Ltd (a)	282,733
32,800	Hang Seng Bank Ltd (a)	523,255
2,509	Hannover Rueck SE (a)	224,433
9,114	Hargreaves Lansdown PLC (a)	221,557
42,400	Henderson Land Development Co Ltd (a)	248,121
24,000	Hiroshima Bank Ltd (a)	100,206
51,000	Hokuhoku Financial Group Inc (a)	97,787
47,100	Hong Kong Exchanges & Clearing (a)	715,306
20,000	Hopewell Holdings Ltd (a)	68,819
790,173	HSBC Holdings PLC (a)	7,999,463
10,300	Hulic Co Ltd (a)	141,387
30,000	Hysan Development Co Ltd (a)	130,911
1,385	ICADE REIT (a)	136,930
21,469	ICAP PLC (a)	135,271
42,648	IMMOFINANZ AG (a)	199,904
162,318	ING Groep NV (a)(b)	2,308,448
98,746	Insurance Australia Group Ltd (a)	510,723
492,545	Intesa Sanpaolo SpA (a)	1,671,310
30,492	Intu Properties PLC REIT (a)	143,425
26,146	Investec PLC (a)	211,615
9,427	Investment AB Kinnevik Class B (a)	348,243
18,901	Investor AB Class B (a)	684,643
136	Israel Corp Ltd (a)(b)	75,954
11,000	Iyo Bank Ltd (a)	105,001
10,200	Japan Exchange Group Inc (a)	249,327
37	Japan Prime Realty Investment Corp REIT (a)	119,841
48	Japan Real Estate Investment Corp REIT (a)	241,543
96	Japan Retail Fund Investment Corp REIT (a)	189,193
27,000	Joyo Bank Ltd (a)	134,577
9,052	Julius Baer Group Ltd (a)(c)	402,006
10,687	KBC Groep NV (a)	658,173
25,000	Keppel Land Ltd (a)	66,923
24,000	Kerry Properties Ltd (a)	80,038
4,312	Klepierre REIT (a)	192,901
32,691	Land Securities Group PLC REIT (a)	556,604
244,421	Legal & General Group PLC (a)	834,070
24,082	Lend Lease Group (a)	265,215
99,500	Link REIT(a)	490,645
2,110,326	Lloyds Banking Group PLC (a)(b)	2,639,689
7,720	London Stock Exchange Group PLC (a)	253,632

Shares		Fair Value
Financial — (continued)
12,003	Macquarie Group Ltd (a)	$647,227
45,059	Mapfre SA (a)	190,127
22,656	Mediobanca SpA (a)(b)	259,333
161,133	Mirvac Group REIT (a)	254,637
52,000	Mitsubishi Estate Co Ltd (a)(d)	1,234,774
538,400	Mitsubishi UFJ Financial Group Inc (a)(d)	2,964,853
24,600	Mitsubishi UFJ Lease & Finance Co Ltd (a)	120,764
35,000	Mitsui Fudosan Co Ltd (a)	1,067,788
5,425	Mizrahi Tefahot Bank Ltd (a)	74,206
972,700	Mizuho Financial Group Inc (a)(d)	1,927,748
21,100	MS&AD Insurance Group Holdings (a)	483,005
7,596	Muenchener Rueckversicherungs AG (a)	1,659,865
99,208	National Australia Bank Ltd (a)	3,270,910
36,555	Natixis (a)	268,469
150,000	New World Development Co Ltd (a)	151,316
55	Nippon Building Fund Inc REIT (a)	287,804
55	Nippon Prologis REIT Inc REIT (a)	111,021
34,000	Nishi-Nippon City Bank Ltd (a)	76,424
13,550	NKSJ Holdings Inc (a)	347,888
154,400	Nomura Holdings Inc (a)	990,458
4,500	Nomura Real Estate Holdings Inc (a)	86,163
128,539	Nordea Bank AB (a)	1,823,404
4,400	NTT Urban Development Corp (a)	41,414
203,140	Old Mutual PLC (a)	681,609
53,700	ORIX Corp (a)	756,847
107,000	Oversea-Chinese Banking Corp Ltd (a)	827,657
969	Pargesa Holding SA (a)	83,923
711	Partners Group Holding AG (a)	199,711
5,475	Pohjola Bank PLC Class A (a)	121,889
108,164	Prudential PLC (a)	2,289,396
50,989	QBE Insurance Group Ltd (a)	605,952
4,899	Raiffeisen Bank International AG (a)	163,479
2,402	REA Group Ltd (a)	108,843
59,712	Resolution Ltd (a)	297,394
92,100	Resona Holdings Inc (a)	445,076
90,262	Royal Bank of Scotland Group PLC (a)(b)	468,144
161,754	RSA Insurance Group PLC	241,351
18,477	Sampo Class A (a)	959,141
4,399	Schroders PLC (a)	190,707
6,375	SCOR SE (a)	223,288
31,608	Segro PLC REIT (a)	175,062
28,200	Seven Bank Ltd (a)	110,668
66,000	Shinsei Bank Ltd (a)	129,574
24,000	Shizuoka Bank Ltd (a)	233,884
34,000	Singapore Exchange Ltd (a)	187,891
132,800	Sino Land Co Ltd (a)	195,738
62,823	Skandinaviska Enskilda Banken AB (a)(c)	863,018
30,414	Societe Generale SA Class A (a)	1,872,161
6,800	Sony Financial Holdings Inc (a)	111,193
102,640	Standard Chartered PLC (a)	2,145,396
98,662	Standard Life PLC (a)	621,425

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value
Financial — (continued)
97,346	Stockland (a)	$339,102
53,800	Sumitomo Mitsui Financial Group Inc (a)(d)	2,306,079
141,860	Sumitomo Mitsui Trust Holdings Inc (a)	641,853
15,000	Sumitomo Realty & Development Co Ltd (a)	587,082
66,000	Sun Hung Kai Properties Ltd (a)	810,439
53,466	Suncorp Group Ltd (a)(c)	639,851
7,000	Suruga Bank Ltd (a)	123,309
21,196	Svenska Handelsbanken AB Class A (a)(c)	1,065,133
38,460	Swedbank AB Class A (a)	1,032,487
53,000	Swire Properties Ltd (a)	151,286
1,356	Swiss Life Holding AG (a)	333,464
2,451	Swiss Prime Site AG (a)	208,428
14,931	Swiss Re AG (a)	1,385,808
25,200	T&D Holdings Inc (a)	299,921
28,600	Tokio Marine Holdings Inc (a)	857,725
16,000	Tokyo Tatemono Co Ltd (a)	137,094
20,100	Tokyu Fudosan Holdings Corp (a)(b)	149,884
980	Tryg A/S (a)	96,939
154,100	UBS AG (a)	3,188,846
4,131	Unibail-Rodamco SE REIT (a)	1,072,116
183,849	UniCredit SpA (a)	1,680,579
36,313	Unione di Banche Italiane SCpA (a)	342,609
33,695	UnipolSai SpA (a)(b)	129,186
54,000	United Overseas Bank Ltd (a)	931,470
109	United Urban Investment Corp REIT (a)	160,391
22,000	UOL Group Ltd (a)	109,713
1,436	Vienna Insurance Group AG Wiener Versicherung Gruppe (a)	70,960
81,755	Westfield Group REIT (a)	778,739
122,074	Westfield Retail Trust REIT (a)	337,977
131,190	Westpac Banking Corp (a)	4,218,118
34,000	Wheelock & Co Ltd (a)	133,251
10,000	Yamaguchi Financial Group Inc (a)	90,161
6,300	Zurich Insurance Group AG (a)	1,934,823
		140,247,243
Industrial — 11.46%
92,953	ABB Ltd (a)	2,401,068
7,663	ACS Actividades de Construccion y Servicios SA (a)(b)	301,298
5,100	Advantest Corp (a)	55,147
1,125	Aeroports de Paris (a)	140,217
24,846	Airbus Group NV (a)	1,779,505
6,908	Aker Solutions ASA (a)	107,513
12,843	Alfa Laval AB (a)	347,897
14,844	ALS Ltd (a)(c)	101,360
8,889	Alstom SA (a)	242,588
17,000	Amada Co Ltd (a)	119,604
51,837	Amcor Ltd (a)	500,849
3,238	Andritz AG (a)(c)	200,211
23	AP Moeller - Maersk A/S Class A (a)	264,693
57	AP Moeller - Maersk A/S Class B (a)	682,219

Shares		Fair Value
Industrial — (continued)
44,000	Asahi Glass Co Ltd (a)	$254,580
40,093	Asciano Ltd (a)	193,970
13,852	Assa Abloy AB Class B (a)	737,850
28,605	Atlas Copco AB Class A (a)	825,789
16,315	Atlas Copco AB Class B (a)	446,889
42,415	Auckland International Airport Ltd (a)	140,328
87,574	Aurizon Holdings Ltd (a)	418,308
133,012	BAE Systems PLC (a)	923,805
33,570	Boral Ltd (a)	176,442
8,296	Bouygues SA (a)	345,694
10,000	Brother Industries Ltd (a)	139,822
8,600	Casio Computer Co Ltd (a)	101,686
6,000	Central Japan Railway Co (a)	700,866
25,000	Cheung Kong Infrastructure Holdings Ltd (a)	159,884
6,000	Chiyoda Corp (a)	77,418
17,675	Cie de St-Gobain (a)	1,067,120
40,618	CNH Industrial NV (a)(b)	467,470
43,383	Cobham PLC (a)	216,509
79,000	ComfortDelGro Corp Ltd (a)	124,963
30,320	CRH PLC (a)	848,400
9,800	Daikin Industries Ltd (a)	549,579
38,443	Deutsche Post AG (a)	1,429,221
7,235	DSV A/S (a)	233,295
13,900	East Japan Railway Co (a)(d)	1,023,840
8,100	FANUC Corp (a)(d)	1,432,016
17,449	Ferrovial SA (a)	378,257
17,104	Finmeccanica SpA (a)(b)	168,913
27,457	Fletcher Building Ltd (a)	227,139
1,700	Fraport AG Frankfurt Airport Services Worldwide (a)	127,030
24,000	Fuji Electric Co Ltd (a)	107,297
19,900	FUJIFILM Holdings Corp (a)	534,155
1,621	Geberit AG (a)	531,166
24,028	Groupe Eurotunnel SA (a)	306,722
3,000	Hamamatsu Photonics KK (a)(c)	135,338
47,000	Hankyu Hanshin Holdings Inc (a)	255,685
5,865	HeidelbergCement AG (a)	502,700
9,690	Hexagon AB Class B (a)	329,446
1,300	Hirose Electric Co Ltd (a)	178,728
5,100	Hitachi Construction Machinery Co Ltd (a)	98,001
205,000	Hitachi Ltd (a)(d)	1,517,422
1,142	Hochtief AG (a)	103,840
9,483	Holcim Ltd (a)	785,944
18,100	Hoya Corp (a)	566,186
217,000	Hutchison Port Holdings Trust (a)	141,089
4,300	Ibiden Co Ltd (a)	84,839
52,000	IHI Corp (a)	218,791
1,552	Imerys SA (a)	137,989
11,289	IMI PLC (a)(b)	274,514
18,141	James Hardie Industries PLC (a)	242,329
9,000	JGC Corp (a)	312,655
37,000	Kajima Corp (a)	129,461
11,000	Kamigumi Co Ltd (a)	106,876
56,000	Kawasaki Heavy Industries Ltd (a)	206,316
20,000	Keikyu Corp (a)	168,651
23,000	Keio Corp (a)	160,134
10,000	Keisei Electric Railway Co Ltd (a)	86,681
See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value
Industrial — (continued)
1,890	Keyence Corp (a)	$778,617
7,000	Kinden Corp (a)	67,729
77,000	Kintetsu Corp (a)	273,802
38,600	Komatsu Ltd (a)	809,232
13,004	Kone OYJ Class B (a)(c)	546,020
19,500	Konica Minolta Inc (a)	182,435
3,135	Koninklijke Boskalis Westminster NV (a)	172,548
39,767	Koninklijke Philips NV (a)	1,398,977
2,819	Koninklijke Vopak NV (a)	157,349
46,000	Kubota Corp (a)	611,365
2,344	Kuehne + Nagel International AG (a)	328,028
4,400	Kurita Water Industries Ltd (a)	95,530
13,900	Kyocera Corp (a)	626,440
7,763	Lafarge SA (a)	605,905
10,987	Legrand SA (a)	682,516
6,673	Leighton Holdings Ltd (a)	130,808
10,600	LIXIL Group Corp (a)	292,503
900	Mabuchi Motor Co Ltd (a)	59,008
4,600	Makita Corp (a)	253,247
1,476	MAN SE Class A (a)	188,146
1,800	Maruichi Steel Tube Ltd (a)	46,583
34,915	Meggitt PLC (a)	279,955
45,896	Melrose Industries PLC (a)(b)	227,373
5,063	Metso OYJ (a)(c)	165,789
80,000	Mitsubishi Electric Corp (a)	900,544
126,000	Mitsubishi Heavy Industries Ltd (a)	729,083
48,000	Mitsui OSK Lines Ltd (a)	186,706
57,000	MTR Corp Ltd (a)	211,211
8,400	Murata Manufacturing Co Ltd (a)	793,976
4,500	Nabtesco Corp (a)	103,869
99,000	NEC Corp (a)	304,093
8,800	Nidec Corp (a)(c)	539,594
14,000	Nikon Corp (a)(c)	225,544
18,000	Nippon Electric Glass Co Ltd (a)	92,735
36,000	Nippon Express Co Ltd (a)	176,064
70,000	Nippon Yusen KK (a)	203,302
19,000	NSK Ltd (a)	194,891
28,000	Obayashi Corp (a)	157,836
25,000	Odakyu Electric Railway Co Ltd (a)	215,193
8,600	Omron Corp (a)	355,840
32,596	Orkla ASA (a)	277,885
3,323	OSRAM Licht AG (a)(b)	215,470
9,023	Prysmian SpA (a)	224,542
32,495	Rexam PLC (a)	264,003
10,561	Rexel SA	277,094
1,400	Rinnai Corp (a)	123,147
79,708	Rolls-Royce Holdings PLC (a)(b)	1,425,543
27,477	Royal Mail PLC (a)(b)	258,045
11,557	Safran SA (a)	800,668
45,565	Sandvik AB (a)	644,477
2,803	Schindler Holding AG (a)	412,729
23,585	Schneider Electric SA (a)	2,090,263
41,000	Sembcorp Industries Ltd (a)	179,344
38,000	Sembcorp Marine Ltd (a)	122,519
25,000	Shimizu Corp Class A (a)	129,475
33,450	Siemens AG (a)	4,511,180
88	Sika AG (a)	359,968

Shares		Fair Value
Industrial — (continued)
65,000	Singapore Technologies Engineering Ltd (a)	$197,759
16,429	Skanska AB Class B (a)	387,287
16,533	SKF AB Class B (a)(c)	423,328
2,200	SMC Corp (a)	580,213
15,987	Smiths Group PLC (a)	339,417
1,008	Sulzer AG (a)	138,709
22,000	Sumitomo Heavy Industries Ltd (a)	89,479
47,821	Sydney Airport (a)	186,071
47,000	Taiheiyo Cement Corp (a)	169,263
41,000	Taisei Corp (a)	182,973
19,756	Tenaris SA (a)	436,555
3,859	Thales SA (a)	255,892
4,200	THK Co Ltd (a)	94,153
17,040	TNT Express NV (a)	167,181
40,000	Tobu Railway Co Ltd (a)	193,138
50,000	Tokyu Corp (a)	305,548
26,942	Toll Holdings Ltd (a)	130,292
167,000	Toshiba Corp (a)	707,841
11,000	TOTO Ltd (a)	152,480
6,500	Toyo Seikan Group Holdings Ltd (a)	105,486
4,444	Vallourec SA (a)	241,090
20,382	Vinci SA (a)	1,512,950
7,652	Wartsila OYJ Abp (a)	415,938
8,971	Weir Group PLC (a)	379,278
6,600	West Japan Railway Co (a)	269,388
7,847	WorleyParsons Ltd (a)	110,514
15,000	Yamato Holdings Co Ltd (a)	322,820
88,000	Yangzijiang Shipbuilding Holdings Ltd (a)	75,719
9,000	Yaskawa Electric Corp (a)	124,341
8,100	Yokogawa Electric Corp (a)	130,951
6,378	Zardoya Otis SA (a)	108,706
7,514	Zodiac Aerospace (a)	265,480
		65,291,185
Technology — 2.31%
16,255	Amadeus IT Holding SA Class A (a)	675,482
57,851	ARM Holdings PLC (a)	976,508
11,400	ASM Pacific Technology Ltd (a)	110,744
15,154	ASML Holding NV (a)	1,410,594
3,048	AtoS (a)	275,445
48,100	Canon Inc (a)(d)	1,492,823
6,155	Cap Gemini SA (a)	465,976
20,365	Computershare Ltd (a)	229,030
2,503	Dassault Systemes (a)	292,892
80,000	Fujitsu Ltd (a)(b)	483,562
3,217	Gemalto NV (a)(c)	374,958
13,000	GungHo Online Entertainment Inc (a)(c)	70,668
46,365	Infineon Technologies AG (a)	553,147
1,000	Itochu Techno-Solutions Corp (a)	42,233
4,700	Konami Corp (a)	108,444
4,300	Nomura Research Institute Ltd (a)	135,649
5,000	NTT Data Corp (a)	194,035
1,800	Oracle Corp (a)	81,620
700	Otsuka Corp (a)	91,303

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value
Technology — (continued)
27,000	Ricoh Co Ltd (a)	$313,006
3,900	Rohm Co Ltd (a)	174,144
45,195	Sage Group PLC (a)	315,151
38,910	SAP AG (a)	3,156,225
4,900	Seiko Epson Corp (a)	153,109
27,248	STMicroelectronics NV (a)	252,506
3,200	Sumco Corp (a)	24,792
5,300	TDK Corp (a)(c)	221,021
7,200	Tokyo Electron Ltd (a)	447,484
		13,122,551
Utilities — 3.68%
24,223	AGL Energy Ltd (a)	341,580
216,371	Centrica PLC (a)	1,189,986
27,200	Chubu Electric Power Co Inc (a)(b)	320,022
11,800	Chugoku Electric Power Co Inc (a)	164,195
73,500	CLP Holdings Ltd (a)	554,685
13,652	Contact Energy Ltd (a)	63,056
76,324	E.ON SE (a)	1,490,623
81,900	EDP - Energias de Portugal SA (a)	380,234
5,000	Electric Power Development Co Ltd (a)	140,627
10,119	Electricite de France (a)	400,114
7,548	Enagas SA (a)	229,613
278,807	Enel SpA (a)	1,576,991
18,562	Fortum OYJ (c)	421,939
15,106	Gas Natural SDG SA (a)	424,986
56,219	GDF Suez (a)	1,537,879
7,200	Hokkaido Electric Power Co Inc (a)(b)	60,687
8,100	Hokuriku Electric Power Co (a)	105,026
245,739	Hong Kong & China Gas Co Ltd (a)	536,881
203,913	Iberdrola SA (a)	1,426,882
29,600	Kansai Electric Power Co Inc (a)(b)	303,413
18,300	Kyushu Electric Power Co Inc (a)(b)	223,744
157,737	National Grid PLC (a)	2,166,225
47,103	Origin Energy Ltd (a)	625,623
81,000	Osaka Gas Co Ltd (a)	306,138
59,500	Power Assets Holdings Ltd (a)	516,435
4,543	Red Electrica Corp SA (a)	369,417
20,254	RWE AG (a)	821,905
9,570	Severn Trent PLC	290,691
6,900	Shikoku Electric Power Co Inc (a)(b)	93,557
87,096	Snam SpA (a)	510,170
76,881	SP AusNet (a)	93,591
39,929	SSE PLC (a)	977,352
11,646	Suez Environnement Co	236,572
63,429	Terna Rete Elettrica Nazionale SpA (a)	339,459
20,000	Toho Gas Co Ltd (a)	108,670
18,400	Tohoku Electric Power Co Inc (a)(b)	189,224
57,800	Tokyo Electric Power Co Inc (a)(b)	232,553
103,000	Tokyo Gas Co Ltd (a)	522,277
27,773	United Utilities Group PLC (a)	365,097

Shares		Fair Value
Utilities — (continued)
15,519	Veolia Environnement SA (a)	$307,558
		20,965,677
TOTAL COMMON STOCK — 97.22% (Cost $471,330,748)		$553,696,709

PREFERRED STOCK
Consumer, Cyclical — 0.32%
2,426	Bayerische Motoren Werke AG (a)	229,219
6,127	Volkswagen AG (a)	1,588,714

		1,817,933

Consumer, Non-cyclical — 0.14%
7,374	Henkel AG & Co KGaA (a)(c)	793,758

TOTAL PREFERRED STOCK — 0.46% (Cost $1,935,910)		$2,611,691

RIGHTS
Financial — 0.02%
244,346	Banco Bilbao Vizcaya Argentaria SA (b)	57,226
8,712	Intu Properties PLC (b)	13,562
50,000	New World Development Co Ltd (a)(b)	14,697
60,657	RSA Insurance Group PLC (b)	32,360

TOTAL RIGHTS — 0.02% (Cost $104,285)		$117,845

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.88%
$5,000,000	Federal Home Loan Bank
	0.00%, 04/01/2014	5,000,000

U.S. Treasury Bonds and Notes — 0.27%
1,545,000	U.S. Treasury Bill(e)
	0.06%, 06/26/2014	1,544,783

Repurchase Agreements — 1.19%
340,322	Undivided interest of 2.25% in a repurchase agreement (principal amount/value $15,158,735 with a maturity value of $15,158,756) with Credit Suisse Securities (USA) LLC, 0.05%, dated 3/31/14 to be repurchased at $340,322 on 4/1/14 collateralized by U.S. Treasury securities, 0.00%, 8/15/23 - 5/15/43, with a value of $15,461,929. (f)	340,322

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$1,616,655	Undivided interest of 2.25% in a repurchase agreement (principal amount/value $72,009,976 with a maturity value of $72,010,156) with Citigroup Global Markets Inc, 0.09%, dated 3/31/14 to be repurchased at $1,616,655 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 4/3/14 - 2/15/41, with a value of $73,450,177. (f)	$1,616,655

1,616,655	Undivided interest of 2.27% in a repurchase agreement (principal amount/value $71,082,880 with a maturity value of $71,082,998) with HSBC Securities (USA) Inc, 0.06%, dated 3/31/14 to be repurchased at $1,616,655 on 4/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/14 - 11/15/30, with a value of $72,504,705. (f)	1,616,655

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$1,616,654	Undivided interest of 4.37% in a repurchase agreement (principal amount/value $37,000,799 with a maturity value of $37,000,871) with Scotia Capital (USA) Inc, 0.07%, dated 3/31/14 to be repurchased at $1,616,654 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.00% - 6.50%, 1/31/16 - 11/1/43, with a value of $37,740,890. (f)	$1,616,654

1,616,654	Undivided interest of 4.71% in a repurchase agreement (principal amount/value $34,348,993 with a maturity value of $34,349,060) with TD Securities (USA) Inc, 0.07%, dated 3/31/14 to be repurchased at $1,616,654 on 4/1/14 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 12/1/20 - 12/1/43, with a value of $35,035,973. (f)	1,616,654

		6,806,940

TOTAL SHORT TERM INVESTMENTS — 2.34% (Cost $13,351,723)		$13,351,723

TOTAL INVESTMENTS — 100.03% (Cost $486,722,666)		$569,777,968

OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(189,202)

TOTAL NET ASSETS — 100.00%		$569,588,766

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

(a)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at March 31, 2014.
(d)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(e)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(f)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At March 31, 2014, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation

DJ EURO STOXX 50 Index Long Futures	97	EUR	3,007,000	June 2014	$107,252

FTSE 100 Equity Index Long Futures	37	GBP	2,421,095	June 2014	19,146

SFE SPI 200 Equity Index Long Futures	13	AUD	1,752,725	June 2014	15,110

TSE TOPIX Equity Index Long Futures	26	JPY	312,780,000	June 2014	132,898

				Net Appreciation	$274,406

At March 31, 2014, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	AUD	817,025	USD	732,367	June 2014	$21,175
BA	EUR	483,700	USD	671,621	June 2014	(5,329)
BA	JPY	11,560,000	USD	112,961	June 2014	(914)
BB	AUD	1,870,300	USD	1,685,157	June 2014	39,820
BB	EUR	3,229,200	USD	4,468,450	June 2014	(20,259)
BB	GBP	3,337,800	USD	5,529,188	June 2014	32,416
BB	JPY	408,595,000	USD	4,002,259	June 2014	(41,916)
CIT	EUR	398,800	USD	556,056	June 2014	(6,713)
CIT	JPY	140,527,053	USD	1,368,952	June 2014	(6,881)
CIT	USD	4,807,169	EUR	3,488,031	June 2014	2,441
CIT	USD	4,879,623	GBP	2,957,598	June 2014	(48,471)
CIT	USD	3,404,788	JPY	348,490,314	June 2014	27,016
CIT	USD	1,881,553	AUD	2,093,336	June 2014	(49,130)
CS	EUR	1,576,794	USD	2,190,014	June 2014	(17,996)
DB	GBP	1,366,061	USD	2,267,530	June 2014	8,667
WES	AUD	470,712	USD	418,940	June 2014	15,197

					Net Depreciation	$(50,877)

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Currency Abbreviations:
AUD	Australian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Counterparty Abbreviations
BA	Bank of America
BB	Barclays Bank PLC
CIT	Citigroup Bank
CS	Credit Suisse Group AG
DB	Deutsche Bank
WES	Wespac

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Summary of Investments by Country as of March 31, 2014.
Country	Fair Value	Percentage of Fund Investments

Australia	$43,748,088	7.68%
Austria	1,585,227	0.28
Belgium	6,808,459	1.20
Bermuda	566,834	0.10
China	75,719	0.01
Denmark	7,532,640	1.32
Finland	5,029,017	0.88
France	56,372,557	9.90
Germany	52,453,166	9.21
Guernsey	297,394	0.05
Hong Kong	15,454,664	2.71
Ireland	3,921,206	0.69
Israel	2,968,462	0.52
Italy	13,579,459	2.38
Japan	109,128,697	19.15
Jersey	269,941	0.05
Luxembourg	2,052,830	0.36
Mexico	113,849	0.02
Netherlands	25,981,203	4.56
New Zealand	724,019	0.13
Norway	3,818,712	0.67
Portugal	1,041,537	0.18
Singapore	7,823,483	1.37
Spain	19,545,040	3.43
Sweden	18,162,928	3.19
Switzerland	55,169,988	9.68
United Kingdom	101,881,729	17.88
United States	13,671,120	2.40

Total	$569,777,968	100.00%

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND
Notes to Schedule of Investments
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West International Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the MSCI EAFE Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service.  Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

March 31, 2014

Class	Inputs
Equity Investments:

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Rights	Exchange traded close price, bids and evaluated bids.

Short Term Investments	Maturity date, credit quality and interest rates.

Other Financial Investments:

Futures Contracts	Exchange traded close price.

Forward Foreign Currency Contracts	Foreign currency spot and forward rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry, or geography classifications, as applicable, are included in the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Assets

Investments, at fair value:
Equity Investments:
Foreign Common Stock	$—	$553,696,709	$—	$553,696,709
Preferred Stock	—	2,611,691	—	2,611,691
Rights	103,148	14,697	—	117,845
Short Term Investments	—	13,351,723	—	13,351,723
Total investments, at fair value	103,148	569,674,820	0	569,777,968
Other Financial Investments:
Futures Contracts(a)	274,406	—	—	274,406
Forward Foreign Currency Contracts (a)	—	146,732	—	146,732
Total Assets	$377,554	$569,821,552	$0	$570,199,106

Liabilities

Other Financial Investments:
Forward Foreign Currency Contracts (a)	—	197,609	—	197,609
Total Liabilities	$—	$197,609	$—	$197,609

March 31, 2014

(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation/(depreciation), which represents the change in the contract's value from trade date.
The Fund recognizes transfers between levels as of the beginning of the reporting period. As of March 31 2014 the following transfers between levels were recognized between valuation levels.

Investments	Transfer from Level 1 to Level 2(a)	Transfer from Level 2 to Level 1(b)

Communications	$319,233	$309,104
Consumer, Cyclical	$65,855	—
Consumer, Non-cyclical	$77,767	$99,692
Energy	$282,519	$331,882
Financial	$1,354,543	—
Industrial	$871,086	$277,094
Technology	$403,636	—
Utilities	—	$527,263

(a) Transferred from Level 1 to Level 2 due to utilizing a fair value price. As of the prior reporting period end, the security utilized a market closing price.

(b) Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value price.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

March 31, 2014

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).
Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund's U.S. Federal and Colorado tax returns remain open for the fiscal years ended 2011 through 2013.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INVESTMENTS

The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk:

Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Equity Risk - The risk that a change in the value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

March 31, 2014

Financial Futures Contracts
A futures contracts is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index.  Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 221 futures contracts for the reporting period.

Forward Foreign Currency Contracts

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon the closing of such contract there is a gain or loss that may occur, which is the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars.

The Fund captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into forward foreign currency contracts. The Fund uses forward foreign currency contracts when it is determined that it is more cost or tax efficient to use derivative instruments rather than investing directly in the underlying bond or currency market. The Fund held an average notional value of $65,844,173 on forward foreign currency contracts for the reporting period.

2. UNREALIZED APPRECIATION (DEPRECIATION)
At March 31, 2014, the U.S. Federal income tax cost basis was $487,790,182. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $103,572,978 and gross depreciation of investments in which there was an excess of tax cost over value of $21,585,192 resulting in net appreciation of $81,987,786.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2014 the Fund had securities on loan valued at $4,870,515 and received collateral of $6,806,940 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 2.87%
48,940	Ashland Inc	$4,868,551
87,500	Dow Chemical Co	4,251,625
83,900	Freeport-McMoRan Copper & Gold Inc	2,774,573
74,390	International Paper Co	3,413,013
		15,307,762

Communications — 10.13%
154,100	AT&T Inc	5,404,287
67,000	CBS Corp Class B	4,140,600
71,900	CenturyLink Inc	2,361,196
338,050	Cisco Systems Inc	7,575,700
210,450	Comcast Corp Class A	10,261,542
82,000	Liberty Global PLC Class C	3,338,220
80,500	Symantec Corp	1,607,585
97,610	Time Warner Inc	6,376,861
172,856	Verizon Communications Inc (a)	8,222,760
126,981	Vodafone Group PLC Sponsored ADR	4,674,171
		53,962,922

Consumer, Cyclical — 8.52%
24,760	Autoliv Inc	2,484,666
87,100	CVS Caremark Corp	6,520,306
77,200	Delphi Automotive PLC	5,238,792
159,660	Ford Motor Co	2,490,696
73,700	Gaming & Leisure Properties Inc REIT (a)	2,687,102
31,500	Gap Inc	1,261,890
135,600	General Motors Co	4,667,352
61,200	Hasbro Inc	3,403,944
16,916	Hilton Worldwide Holdings Inc (a)	376,212
22,100	Johnson Controls Inc	1,045,772
55,800	Macy's Inc	3,308,382
405,000	Office Depot Inc (a)	1,672,650
116,600	PulteGroup Inc	2,237,554
35,984	Taylor Morrison Home Corp Class A (a)	845,624
54,788	TRW Automotive Holdings Corp (a)	4,471,796
32,000	WESCO International Inc (a)	2,663,040
		45,375,778

Consumer, Non-cyclical — 21.08%
126,700	Altria Group Inc	4,742,381
52,400	AstraZeneca PLC Sponsored ADR	3,399,712
125,600	Baxter International Inc	9,241,648
126,100	Cigna Corp	10,558,353
69,251	Coca-Cola Enterprises Inc	3,307,428
288,782	Coty Inc Class A	4,325,954
28,350	Covidien PLC	2,088,261
68,400	Dr Pepper Snapple Group Inc	3,725,064
192,400	Eli Lilly & Co	11,324,664
115,130	Johnson & Johnson	11,309,220
87,500	Kellogg Co	5,487,125

Shares		Fair Value

Consumer, Non-cyclical — (continued)
64,400	Kraft Foods Group Inc	$3,612,840
9,543	Mallinckrodt PLC (a)	605,122
106,900	Merck & Co Inc	6,068,713
39,600	PepsiCo Inc	3,306,600
225,428	Pfizer Inc	7,240,747
53,650	Philip Morris International Inc	4,392,326
73,197	Pinnacle Foods Inc	2,185,662
78,600	St Jude Medical Inc	5,139,654
60,500	UnitedHealth Group Inc	4,960,395
33,500	Zimmer Holdings Inc	3,168,430
71,703	Zoetis Inc	2,075,085
		112,265,384

Energy — 11.34%
26,600	Anadarko Petroleum Corp	2,254,616
16,300	Apache Corp	1,352,085
154,200	Exxon Mobil Corp	15,062,256
411,300	Marathon Oil Corp	14,609,376
33,800	Marathon Petroleum Corp	2,941,952
46,100	National Oilwell Varco Inc	3,589,807
9,100	Occidental Petroleum Corp	867,139
104,400	QEP Resources Inc	3,073,536
146,003	Royal Dutch Shell PLC ADR	10,666,979
16,282	Total SA (b)	1,069,234
92,200	Valero Energy Corp	4,895,820
		60,382,800

Financial — 23.03%
334	Ally Financial Inc (a)	2,747,150
10,450	Altisource Portfolio Solutions SA (a)	1,271,347
125,100	American International Group Inc	6,256,251
38,900	American Tower Corp REIT	3,184,743
48,800	Aon PLC	4,112,864
553,100	Bank of America Corp	9,513,320
29,000	Capital One Financial Corp	2,237,640
183,000	Charles Schwab Corp	5,001,390
79,753	Citigroup Inc	3,796,243
80,000	CME Group Inc	5,920,800
33,100	Discover Financial Services	1,926,089
61,100	Equity Lifestyle Properties Inc REIT	2,483,715
260,300	Genworth Financial Inc Class A (a)	4,615,119
101,400	Hartford Financial Services Group Inc	3,576,378
45,900	Hatteras Financial Corp REIT	865,215
73,600	Invesco Ltd	2,723,200
140,400	JPMorgan Chase & Co	8,523,684
217,130	MetLife Inc	11,464,464
482,683	MFA Financial Inc REIT	3,740,793
50,350	PartnerRe Ltd	5,211,225
103,000	Radian Group Inc	1,548,090
228,100	Regions Financial Corp	2,534,191
140,120	State Street Corp	9,745,346
123,500	US Bancorp	5,293,210
79,137	Validus Holdings Ltd	2,984,256
193,810	Wells Fargo & Co	9,640,110

See Notes to Schedule of Investments.
March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

Financial — (continued)
39,000	Willis Group Holdings PLC	$1,721,070
		122,637,903

Industrial — 10.18%
57,400	General Dynamics Corp	6,252,008
202,700	General Electric Co	5,247,903
61,600	Honeywell International Inc	5,714,016
52,660	L-3 Communications Holdings Inc	6,221,779
219,300	McDermott International Inc (a)	1,714,926
90,210	Northrop Grumman Corp	11,130,110
54,300	Sealed Air Corp	1,784,841
37,000	Thermo Fisher Scientific Inc	4,448,880
72,870	Tyco International Ltd	3,089,688
23,500	Union Pacific Corp	4,410,010
36,200	United Technologies Corp	4,229,608
		54,243,769

Technology — 6.97%
10,000	Apple Inc	5,367,400
66,600	Computer Sciences Corp	4,050,612
196,800	EMC Corp	5,394,288
148,472	Fairchild Semiconductor International Inc (a)	2,047,429
108,900	Intel Corp	2,810,709
84,100	Maxim Integrated Products Inc	2,785,392
58,711	NXP Semiconductor (a)	3,452,794
49,428	SanDisk Corp	4,013,059
62,700	Seagate Technology PLC	3,521,232
77,500	Texas Instruments Inc	3,654,125
		37,097,040

Utilities — 3.74%
63,600	Ameren Corp	2,620,320
55,100	American Electric Power Co Inc	2,791,366
78,438	Calpine Corp (a)	1,640,139
63,800	Edison International	3,611,718
128,700	FirstEnergy Corp	4,379,661
33,500	NextEra Energy Inc	3,203,270
51,800	NRG Energy Inc	1,647,240
		19,893,714

TOTAL COMMON STOCK — 97.86% (Cost $402,123,669)		$521,167,072

Principal Amount

CONVERTIBLE BONDS
Consumer, Cyclical — 0.36%
$640,000	WESCO International Inc
	6.00%, 09/15/2029	1,899,200

Principal Amount		Fair Value

Financial — 0.39%
$1,806,000	MGIC Investment Corp
	5.00%, 05/01/2017	$2,068,999

TOTAL CONVERTIBLE BONDS — 0.75% (Cost $2,715,811)		$3,968,199

Shares

CONVERTIBLE PREFERRED STOCK
Industrial — 0.05%
2,620	Stanley Black & Decker Inc, 6.25%(c)	282,305

Utilities — 1.11%
107,728	PPL Corp, 8.75%	5,897,031

TOTAL CONVERTIBLE PREFERRED STOCK — 1.16% (Cost $6,083,994)		$6,179,336

PREFERRED STOCK
Basic Materials — 0.08%
18,499	ArcelorMittal	443,108

TOTAL PREFERRED STOCK — 0.08% (Cost $462,475)		$443,108

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.94%
$5,000,000	Federal Home Loan Bank
	0.00%, 04/01/2014	5,000,000

Repurchase Agreements — 0.05%
14,194	Undivided interest of 0.09% in a repurchase agreement (principal amount/value $15,158,735 with a maturity value of $15,158,756) with Credit Suisse Securities (USA) LLC, 0.05%, dated 3/31/14 to be repurchased at $14,194 on 4/1/14 collateralized by U.S. Treasury securities, 0.00%, 8/15/23 - 5/15/43, with a value of $15,461,929. (d)	14,194

See Notes to Schedule of Investments.
March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$67,435	Undivided interest of 0.09% in a repurchase agreement (principal amount/value $72,009,976 with a maturity value of $72,010,156) with Citigroup Global Markets Inc, 0.09%, dated 3/31/14 to be repurchased at $67,435 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 4/3/14 - 2/15/41, with a value of $73,450,177. (d)	$67,435

67,435	Undivided interest of 0.18% in a repurchase agreement (principal amount/value $37,000,799 with a maturity value of $37,000,871) with Scotia Capital (USA) Inc, 0.07%, dated 3/31/14 to be repurchased at $67,435 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.00% - 6.50%, 1/31/16 - 11/1/43, with a value of $37,740,890. (d)	67,435

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$67,435	Undivided interest of 0.20% in a repurchase agreement (principal amount/value $34,348,993 with a maturity value of $34,349,060) with TD Securities (USA) Inc, 0.07%, dated 3/31/14 to be repurchased at $67,435 on 4/1/14 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 12/1/20 - 12/1/43, with a value of $35,035,973. (d)	$67,435

67,435	Undivided interest of 7.27% in a repurchase agreement (principal amount/value $927,096 with a maturity value of $927,098) with HSBC Securities (USA) Inc, 0.08%, dated 3/31/14 to be repurchased at $67,435 on 4/1/14 collateralized by Federal National Mortgage Association securities, 2.50% - 4.50%, 6/1/22 - 5/1/43, with a value of $945,646. (d)	67,435

		283,934

TOTAL SHORT TERM INVESTMENTS — 0.99% (Cost $5,283,934)		$5,283,934

TOTAL INVESTMENTS — 100.84% (Cost $416,669,883)		$537,041,649

OTHER ASSETS & LIABILITIES, NET — (0.84)%		$(4,448,454)

TOTAL NET ASSETS — 100.00%		$532,593,195

(a)	Non-income producing security.
(b)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(c)	All or a portion of the security is on loan at March 31, 2014.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.
March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM EQUITY INCOME FUND
Notes to Schedule of Investments
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Putnam Equity Income Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek capital growth and current income. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service.  Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2014

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs
Fixed Income Investments:
Convertible Bonds
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.
Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock, Preferred Stock
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Equity Investments:
Domestic Common Stock	$459,490,289	$2,747,150	$—	$462,237,439
Foreign Common Stock	57,860,399	1,069,234	—	58,929,633
Convertible Preferred Stock	—	6,179,336	—	6,179,336
Preferred Stock	—	443,108	—	443,108
Fixed Income Investments:
Convertible Bonds	—	3,968,199	—	3,968,199
Short Term Investments	—	5,283,934	—	5,283,934

Total Assets	$517,350,688	$19,690,961	$0	$537,041,649

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2014

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund's U.S. Federal and Colorado tax returns remain open for the fiscal years ended 2011 through 2013.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)
At March 31, 2014, the U.S. Federal income tax cost basis was $416,968,030. The Fund had gross appreciation of investments

March 31, 2014

in which there was an excess of value over tax cost of $124,364,121 and gross depreciation of investments in which there was an excess of tax cost over value of $4,290,502 resulting in net appreciation of $120,073,619.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2014 the Fund had securities on loan valued at $278,177 and received collateral of $283,934 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST AMERICAN CENTURY GROWTH FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 3.91%
67,120	Dow Chemical Co	$3,261,361
87,903	LyondellBasell Industries NV Class A	7,818,093
73,562	Monsanto Co	8,369,148

		19,448,602

Communications — 14.74%
80,306	CBS Corp Class B	4,962,911
92,929	Ciena Corp (a)	2,113,206
288,765	Comcast Corp Class A	14,444,025
134,839	Facebook Inc Class A (a)	8,122,701
22,547	Google Inc Class A (a)	25,128,857
6,567	Priceline Group Inc (a)	7,827,142
44,641	Scripps Networks Interactive Inc Class A (b)	3,388,698
14,737	Splunk Inc (a)	1,053,548
73,471	Viacom Inc Class B	6,244,300

		73,285,388

Consumer, Cyclical — 13.07%
34,094	Alaska Air Group Inc	3,181,311
10,667	AutoZone Inc (a)	5,729,246
136,254	BorgWarner Inc	8,375,533
9,201	Chipotle Mexican Grill Inc (a)	5,226,628
46,706	Hanesbrands Inc	3,572,075
76,748	Harley-Davidson Inc	5,112,184
162,484	Home Depot Inc	12,857,359
78,668	Las Vegas Sands Corp	6,354,801
140,802	Marriott International Inc Class A	7,887,728
25,689	Mohawk Industries Inc (a)	3,493,190
30,344	WABCO Holdings Inc (a)	3,203,113

		64,993,168

Consumer, Non-cyclical — 23.90%
34,008	Alexion Pharmaceuticals Inc (a)	5,173,637
2,326	Alnylam Pharmaceuticals Inc (a)	156,168
168,665	Bristol-Myers Squibb Co	8,762,147
27,299	Brown-Forman Corp Class B	2,448,447
53,633	Cardinal Health Inc	3,753,237
61,311	Church & Dwight Co Inc	4,234,751
48,157	CR Bard Inc	7,126,273
49,708	DENTSPLY International Inc	2,288,556
25,218	DexCom Inc (a)	1,043,016
45,852	Estee Lauder Cos Inc Class A	3,066,582
58,244	Express Scripts Holding Co (a)	4,373,542
214,269	General Mills Inc	11,103,420
96,980	Gilead Sciences Inc (a)	6,872,003
28,562	Hershey Co	2,981,873
20,889	IDEXX Laboratories Inc (a)	2,535,925
32,620	Incyte Corp Ltd (a)	1,745,822
99,916	Johnson & Johnson	9,814,749
90,432	MasterCard Inc Class A	6,755,270
88,653	Mead Johnson Nutrition Co Class A	7,370,610
204,133	PepsiCo Inc	17,045,106

Shares		Fair Value

Consumer, Non-cyclical — (continued)
26,687	Perrigo Co PLC	$4,127,411
10,993	Regeneron Pharmaceuticals Inc (a)	3,300,978
96,525	Zoetis Inc	2,793,434

		118,872,957

Energy — 6.16%
10,774	Core Laboratories	2,137,993
36,232	EOG Resources Inc	7,107,631
66,034	Noble Energy Inc	4,691,055
46,311	Oceaneering International Inc	3,327,908
137,157	Schlumberger Ltd	13,372,808

		30,637,395

Financial — 7.83%
98,474	American Express Co	8,865,614
119,127	Franklin Resources Inc	6,454,301
56,247	State Street Corp	3,911,979
167,228	SunTrust Banks Inc	6,654,002
60,409	Visa Inc Class A	13,039,887

		38,925,783

Industrial — 14.95%
65,396	Boeing Co	8,206,544
113,850	Honeywell International Inc	10,560,726
61,511	Parker Hannifin Corp	7,363,482
22,603	Precision Castparts Corp	5,713,134
62,488	Rockwell Automation Inc	7,782,881
64,582	Trimble Navigation Ltd (a)	2,510,302
149,601	Tyco International Ltd	6,343,083
48,986	Union Pacific Corp	9,192,713
89,886	United Technologies Corp	10,502,280
30,358	Wabtec Corp	2,352,745
35,191	Waters Corp (a)	3,815,056

		74,342,946

Technology — 15.46%
18,551	Apple Inc	9,957,064
46,533	Check Point Software Technologies Ltd (a)	3,147,027
174,964	Electronic Arts Inc (a)	5,075,706
87,854	Hewlett-Packard Co	2,842,955
124,017	Linear Technology Corp	6,038,388
56,913	Microchip Technology Inc (b)	2,718,165
138,949	Microsoft Corp	5,695,519
368,003	Oracle Corp	15,055,003
158,875	QUALCOMM Inc	12,528,882
78,134	SanDisk Corp	6,343,699
72,269	Seagate Technology PLC	4,058,627
11,952	Varonis Systems Inc (a)	427,404

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST AMERICAN CENTURY GROWTH FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

Technology — (continued)
27,760	VMware Inc Class A (a)	$2,998,635

		76,887,074

TOTAL COMMON STOCK — 100.02% (Cost $407,554,900)		$497,393,313

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.01%
$5,000,000	Federal Home Loan Bank
	0.00%, 04/01/2014	5,000,000

Repurchase Agreements — 0.73%
180,949	Undivided interest of 1.19% in a repurchase agreement (principal amount/value $15,158,735 with a maturity value of $15,158,756) with Credit Suisse Securities (USA) LLC, 0.05%, dated 3/31/14 to be repurchased at $180,949 on 4/1/14 collateralized by U.S. Treasury securities, 0.00%, 8/15/23 - 5/15/43, with a value of $15,461,929. (c)	180,949

859,616	Undivided interest of 1.19% in a repurchase agreement (principal amount/value $72,009,976 with a maturity value of $72,010,156) with Citigroup Global Markets Inc, 0.09%, dated 3/31/14 to be repurchased at $859,616 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 4/3/14 - 2/15/41, with a value of $73,450,177. (c)	859,616

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$859,616	Undivided interest of 2.32% in a repurchase agreement (principal amount/value $37,000,799 with a maturity value of $37,000,871) with Scotia Capital (USA) Inc, 0.07%, dated 3/31/14 to be repurchased at $859,616 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.00% - 6.50%, 1/31/16 - 11/1/43, with a value of $37,740,890. (c)	$859,616

859,616	Undivided interest of 2.50% in a repurchase agreement (principal amount/value $34,348,993 with a maturity value of $34,349,060) with TD Securities (USA) Inc, 0.07%, dated 3/31/14 to be repurchased at $859,616 on 4/1/14 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 12/1/20 - 12/1/43, with a value of $35,035,973. (c)	859,616

859,616	Undivided interest of 92.73% in a repurchase agreement (principal amount/value $927,096 with a maturity value of $927,098) with HSBC Securities (USA) Inc, 0.08%, dated 3/31/14 to be repurchased at $859,616 on 4/1/14 collateralized by Federal National Mortgage Association securities, 2.50% - 4.50%, 6/1/22 - 5/1/43, with a value of $945,646. (c)	859,616

		3,619,413

TOTAL SHORT TERM INVESTMENTS — 1.74% (Cost $8,619,413)		$8,619,413

TOTAL INVESTMENTS — 101.76% (Cost $416,174,313)		$506,012,726

OTHER ASSETS & LIABILITIES, NET — (1.76)%		$(8,733,357)

TOTAL NET ASSETS — 100.00%		$497,279,369

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST AMERICAN CENTURY GROWTH FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2014.
(c)	Collateral received for securities on loan.

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST AMERICAN CENTURY GROWTH FUND
Notes to Schedule of Investments
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West American Century Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service.  Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

March 31, 2014

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total

Assets

Investments, at fair value:
Equity Investments:
Domestic Common Stock	$481,706,583	$—	$—	$481,706,583
Foreign Common Stock	15,686,730	—	—	15,686,730
Short Term Investments	—	8,619,413	—	8,619,413

Total Assets	$497,393,313	$8,619,413	$0	$506,012,726

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

March 31, 2014

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund's U.S. Federal and Colorado tax returns remain open for the fiscal years ended 2011 through 2013.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)
At March 31, 2014, the U.S. Federal income tax cost basis was $416,989,947. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $91,118,865 and gross depreciation of investments in which there was an excess of tax cost over value of $2,096,086 resulting in net appreciation of $89,022,779.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2014 the Fund had securities on loan valued at $3,540,560 and received collateral of $3,619,413 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

COMMON STOCK
Apartment REITS — 17.31%
63,036	American Campus Communities Inc REIT	$2,354,395
27,897	American Homes 4 Rent REIT	466,159
87,891	Apartment Investment & Management Co REIT Class A	2,656,066
34,631	Associated Estates Realty Corp REIT	586,649
73,183	AvalonBay Communities Inc REIT	9,610,391
46,504	BRE Properties Inc REIT	2,919,521
51,387	Camden Property Trust REIT	3,460,401
69,073	Education Realty Trust Inc REIT	681,750
202,014	Equity Residential REIT	11,714,792
23,225	Essex Property Trust Inc REIT	3,949,411
34,322	Home Properties Inc REIT	2,063,439
45,100	Mid-America Apartment Communities Inc REIT	3,078,977
32,681	Post Properties Inc REIT	1,604,637
151,259	UDR Inc REIT	3,907,020

		49,053,608

Diversified REITS — 9.05%
111,026	Cousins Properties Inc REIT	1,273,468
77,276	Digital Realty Trust Inc REIT (a)	4,101,810
196,740	Duke Realty Corp REIT	3,320,971
39,226	DuPont Fabros Technology Inc REIT	944,170
35,314	First Potomac Realty Trust REIT	456,257
88,190	Liberty Property Trust REIT	3,259,503
12,114	PS Business Parks Inc REIT	1,012,973
104,781	Vornado Realty Trust REIT	10,327,215
40,023	Washington REIT	955,749

		25,652,116

Health Care REITS — 13.07%
12,628	Ashford Hospitality Prime Inc REIT	190,935
275,025	HCP Inc REIT	10,668,220
174,441	Health Care Inc REIT	10,396,684
57,748	Healthcare Realty Trust Inc REIT	1,394,614
20,937	LTC Properties Inc REIT	787,859
113,205	Senior Housing Properties Trust REIT	2,543,716
7,735	Universal Health Realty Income Trust REIT	326,727
177,035	Ventas Inc REIT	10,723,010

		37,031,765

Hotels REITS — 6.95%
42,167	Ashford Hospitality Trust Inc REIT	475,222
117,592	DiamondRock Hospitality Co REIT	1,381,706
66,458	FelCor Lodging Trust Inc REIT	600,780
115,877	Hersha Hospitality Trust REIT	675,563
90,007	Hospitality Properties Trust REIT	2,585,001
455,241	Host Hotels & Resorts Inc REIT	9,214,078
62,556	LaSalle Hotel Properties REIT	1,958,628

Shares		Fair Value

Hotels REITS — (continued)
38,348	Pebblebrook Hotel Trust REIT	$1,295,012
110,012	Sunstone Hotel Investors Inc REIT	1,510,465

		19,696,455

Manufactured Homes REITS — 1.04%
47,622	Equity Lifestyle Properties Inc REIT	1,935,834
22,585	Sun Communities Inc REIT	1,018,358

		2,954,192

Office Property REITS — 13.97%
43,098	Alexandria Real Estate Equities Inc REIT	3,127,191
115,847	BioMed Realty Trust Inc REIT	2,373,705
92,046	Boston Properties Inc REIT	10,542,028
94,291	Brandywine Realty Trust REIT	1,363,448
74,970	Columbia Property Trust Inc REIT (b)	2,042,932
66,955	CommonWealth REIT	1,760,916
52,596	Corporate Office Properties Trust REIT	1,401,157
78,064	Douglas Emmett Inc REIT	2,118,657
52,435	Franklin Street Properties Corp REIT	660,681
54,097	Highwoods Properties Inc REIT	2,077,866
49,394	Kilroy Realty Corp REIT	2,893,501
53,296	Mack-Cali Realty Corp REIT	1,108,024
43,487	Parkway Properties Inc REIT	793,638
92,817	Piedmont Office Realty Trust Inc REIT	1,591,812
57,179	SL Green Realty Corp REIT	5,753,351

		39,608,907

Regional Malls REITS — 18.23%
102,298	CBL & Associates Properties Inc REIT	1,815,790
313,647	General Growth Properties Inc REIT	6,900,234
87,274	Glimcher Realty Trust REIT	875,358
84,554	Macerich Co REIT	5,270,251
41,154	Pennsylvania REIT	742,830
20,826	Rouse Properties Inc REIT (a)	359,040
189,053	Simon Property Group Inc REIT	31,004,692
57,414	Tanger Factory Outlet Centers Inc REIT	2,009,490
37,976	Taubman Centers Inc REIT	2,688,321

		51,666,006

Shopping Centers REITS — 7.68%
33,630	Acadia Realty Trust REIT	887,159
40,958	Cedar Realty Trust Inc REIT	250,253
175,052	DDR Corp REIT	2,884,857
38,090	Equity One Inc REIT	850,931
See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

Shopping Centers REITS — (continued)
40,199	Federal Realty Investment Trust REIT	$4,611,629
50,406	Inland Real Estate Corp REIT	531,783
246,511	Kimco Realty Corp REIT	5,393,661
78,738	Kite Realty Group Trust REIT	472,428
40,107	Ramco-Gershenson Properties Trust REIT	653,744
55,546	Regency Centers Corp REIT	2,836,179
7,611	Saul Centers Inc REIT	360,457
67,494	Weingarten Realty Investors REIT	2,024,820

		21,757,901

Storage REITS — 7.28%
77,835	CubeSmart REIT	1,335,649
66,181	Extra Space Storage Inc REIT	3,210,440
86,978	Public Storage REIT	14,654,923
19,571	Sovran Self Storage Inc REIT	1,437,490

		20,638,502

Warehouse/Industry REITS — 5.69%
192,666	DCT Industrial Trust Inc REIT	1,518,208
18,596	EastGroup Properties Inc REIT	1,169,874
60,205	First Industrial Realty Trust Inc REIT	1,163,161
300,558	Prologis Inc REIT	12,271,783

		16,123,026

TOTAL COMMON STOCK — 100.27% (Cost $287,778,274)		$284,182,478

Principal Amount

SHORT TERM INVESTMENTS
Repurchase Agreements — 1.60%
$226,460	Undivided interest of 1.49% in a repurchase agreement (principal amount/value $15,158,735 with a maturity value of $15,158,756) with Credit Suisse Securities (USA) LLC, 0.05%, dated 3/31/14 to be repurchased at $226,460 on 4/1/14 collateralized by U.S. Treasury securities, 0.00%, 8/15/23 - 5/15/43, with a value of $15,461,929. (c)	226,460

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$1,075,770	Undivided interest of 1.49% in a repurchase agreement (principal amount/value $72,009,976 with a maturity value of $72,010,156) with Citigroup Global Markets Inc, 0.09%, dated 3/31/14 to be repurchased at $1,075,770 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 4/3/14 - 2/15/41, with a value of $73,450,177. (c)	$1,075,770

1,075,770	Undivided interest of 1.51% in a repurchase agreement (principal amount/value $71,082,880 with a maturity value of $71,082,998) with HSBC Securities (USA) Inc, 0.06%, dated 3/31/14 to be repurchased at $1,075,770 on 4/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/14 - 11/15/30, with a value of $72,504,705. (c)	1,075,770

1,075,769	Undivided interest of 3.07% in a repurchase agreement (principal amount/value $35,009,177 with a maturity value of $35,009,255) with Merrill Lynch, Pierce, Fenner & Smith, 0.08%, dated 3/31/14 to be repurchased at $1,075,769 on 4/1/14 collateralized by various U.S. Government Agency securities, 1.33% - 5.00%, 11/1/19 - 12/1/44, with a value of $35,709,361. (c)	1,075,769

1,075,769	Undivided interest of 3.13% in a repurchase agreement (principal amount/value $34,348,993 with a maturity value of $34,349,060) with TD Securities (USA) Inc, 0.07%, dated 3/31/14 to be repurchased at $1,075,769 on 4/1/14 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 12/1/20 - 12/1/43, with a value of $35,035,973. (c)	1,075,769

TOTAL SHORT TERM INVESTMENTS — 1.60% (Cost $4,529,538)		$4,529,538

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

TOTAL INVESTMENTS — 101.87% (Cost $292,307,812)		$288,712,016

OTHER ASSETS & LIABILITIES, NET — (1.87)%		$(5,297,496)

TOTAL NET ASSETS — 100.00%		$283,414,520

(a)	All or a portion of the security is on loan at March 31, 2014.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust

At March 31, 2014, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation
S&P 500® Emini Long Futures	17	USD	$1,584,910	June 2014	$85

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST REAL ESTATE INDEX FUND
Notes to Schedule of Investments
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Real Estate Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (REITs). The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

March 31, 2014

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Short Term Investments	Maturity date, credit quality and interest rates.

Other Financial Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total

Assets

Investments, at fair value:
Equity Investments:
Domestic Common Stock	$284,182,478	$—	$—	$284,182,478
Short Term Investments	—	4,529,538	—	4,529,538

Total investments, at fair value	284,182,478	4,529,538	0	288,712,016
Other Financial Investments:
Futures Contracts (a)	85	—	—	85

Total Assets	$284,182,563	$4,529,538	$0	$288,712,101

(a)			Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2014

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

The Fund makes investments in REITs which pay distributions to their shareholders based upon funds available from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such distributions being designated as a return of capital. If the Fund distributes such amounts, it may constitute a return of capital to shareholders for income tax purposes.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal and Colorado tax returns remain open for the fiscal years ended 2012 and 2013.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INVESTMENTS

The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk:

Equity Risk - The risk that a change in the value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner.

March 31, 2014

Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts
A futures contracts is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund uses futures contracts in order for the Fund to equitize cash and dividend receivables with the objective of minimizing tracking error versus the benchmark index.  Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized.  The use of futures contracts may involve risks such as the possibility of imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 18 futures contracts for the reporting period.

3. UNREALIZED APPRECIATION (DEPRECIATION)
At March 31, 2014, the U.S. Federal income tax cost basis was $293,792,070. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $12,578,660 and gross depreciation of investments in which there was an excess of tax cost over value of $17,658,714 resulting in net depreciation of $5,080,054.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2014 the Fund had securities on loan valued at $4,423,821 and received collateral of $4,529,538 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCK
Basic Materials — 4.34%
50,236	Cabot Corp	$2,966,938
69,822	Globe Specialty Metals Inc	1,453,694
106,224	Horsehead Holding Corp (a)	1,786,688
32,137	Minerals Technologies Inc	2,074,765
8,810	Reliance Steel & Aluminum Co	622,514
70,404	Tronox Ltd Class A	1,673,503
12,189	WR Grace & Co (a)	1,208,783
28,211	Zep Inc	499,335
		12,286,220

Communications — 4.92%
51,083	Blucora Inc (a)	1,005,824
127,099	Calix Inc (a)	1,071,444
71,893	EW Scripps Co Class A (a)	1,273,944
28,081	General Cable Corp	719,154
36,336	John Wiley & Sons Inc Class A	2,094,407
15,652	Liberty Ventures (a)	2,039,925
20,290	NETGEAR Inc (a)	684,382
72,632	Perficient Inc (a)	1,316,092
64,697	Premiere Global Services Inc (a)	780,246
67,309	Safeguard Scientifics Inc (a)	1,492,914
59,930	West Corp	1,434,125
		13,912,457

Consumer, Cyclical — 13.41%
60,767	Barnes & Noble Inc (a)	1,270,030
73,978	Carmike Cinemas Inc (a)	2,208,983
20,119	Casey's General Stores Inc	1,359,843
29,219	Churchill Downs Inc	2,667,695
21,269	Core-Mark Holding Co Inc	1,544,129
12,600	Cracker Barrel Old Country Store Inc	1,225,224
85,369	Dana Holding Corp	1,986,537
132,392	Diamond Resorts International Inc (a)	2,244,045
61,090	Fox Factory Holding Corp (a)	1,154,601
62,524	Fred's Inc Class A	1,126,057
36,212	Genesco Inc (a)	2,700,329
35,632	HSN Inc	2,128,299
91,064	Knoll Inc	1,656,454
23,818	La-Z-Boy Inc	645,468
105,804	MarineMax Inc (a)	1,607,163
48,671	Marriott Vacations Worldwide Corp (a)	2,721,196
80,842	National CineMedia Inc	1,212,630
43,307	Remy International Inc	1,022,911
56,955	Rush Enterprises Inc Class A (a)	1,849,898
63,608	Sally Beauty Holdings Inc (a)	1,742,859
58,163	Six Flags Entertainment Corp	2,335,245
26,441	Tenneco Inc (a)	1,535,429
		37,945,025

Consumer, Non-cyclical — 13.33%
38,828	Avis Budget Group Inc (a)	1,890,924
50,353	Bio-Reference Labs Inc (a)(b)	1,393,771

Shares		Fair Value
Consumer, Non-cyclical — (continued)
144,186	BioScrip Inc (a)(b)	$1,006,418
99,521	Convergys Corp	2,180,505
68,440	Euronet Worldwide Inc (a)	2,846,420
33,147	H&E Equipment Services Inc (a)	1,340,796
10,599	Haemonetics Corp (a)	345,421
20,782	Hanger Inc (a)	699,938
39,684	Insperity Inc	1,229,410
6,406	J&J Snack Foods Corp	614,784
40,251	Jarden Corp (a)	2,408,217
94,919	KAR Auction Services Inc	2,880,792
45,063	Live Nation Entertainment Inc (a)	980,120
31,872	Macquarie Infrastructure Co LLC	1,825,309
22,029	Mallinckrodt PLC (a)	1,396,859
30,003	McGrath RentCorp	1,048,905
62,381	Rollins Inc	1,886,402
53,117	RPX Corp (a)	864,745
90,149	Spartan Stores Inc	2,092,358
29,657	SurModics Inc (a)	670,248
21,855	Teleflex Inc	2,343,730
52,857	Viad Corp	1,270,682
25,003	WellCare Health Plans Inc (a)	1,588,191
30,614	WEX Inc (a)	2,909,861
		37,714,806

Energy — 3.79%
49,320	EPL Oil & Gas Inc (a)	1,903,752
113,187	Helix Energy Solutions Group Inc (a)	2,601,037
306,735	Parker Drilling Co (a)	2,174,751
60,641	Primoris Services Corp	1,818,017
98,079	SunCoke Energy Inc (a)	2,240,125
		10,737,682

Financial — 28.29%
51,808	American Campus Communities Inc REIT	1,935,029
102,948	Ares Capital Corp	1,813,944
95,928	BancorpSouth Inc	2,394,363
114,532	BioMed Realty Trust Inc REIT	2,346,761
109,266	Capitol Federal Financial Inc	1,371,288
133,301	Cathay General Bancorp	3,357,852
31,338	City National Corp	2,466,927
9,686	Credit Acceptance Corp (a)	1,376,865
151,402	CubeSmart REIT	2,598,058
111,367	CVB Financial Corp	1,770,735
49,366	DFC Global Corp (a)	435,902
87,084	Employers Holdings Inc	1,761,709
31,435	Federal Agricultural Mortgage Corp Class C	1,045,214
119,108	First Financial Bancorp	2,141,562
23,257	First Financial Bankshares Inc (b)	1,437,050
69,616	HCC Insurance Holdings Inc	3,166,832
80,285	Hercules Technology Growth Capital Inc (b)	1,129,610
384,802	Hersha Hospitality Trust REIT	2,243,396
24,237	Home Properties Inc REIT	1,457,128
31,214	Iberiabank Corp	2,189,662
34,011	MarketAxess Holdings Inc	2,014,131

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

Financial — (continued)
31,152	Mid-America Apartment Communities Inc REIT	$2,126,747
41,079	National Retail Properties Inc REIT (b)	1,409,831
69,962	Omega Healthcare Investors Inc REIT (b)	2,345,126
64,488	PacWest Bancorp (b)	2,773,629
48,934	Pinnacle Financial Partners Inc	1,834,536
50,789	Popular Inc (a)	1,573,951
44,683	Potlatch Corp REIT	1,728,785
43,261	ProAssurance Corp	1,926,412
45,010	Prosperity Bancshares Inc	2,977,412
26,124	Reinsurance Group of America Inc	2,080,254
151,650	Retail Opportunity Investments Corp REIT	2,265,651
28,799	Signature Bank (a)	3,616,866
38,637	Sovran Self Storage Inc REIT	2,837,888
52,581	Stifel Financial Corp (a)	2,616,431
79,609	Talmer Bancorp Inc (a)	1,165,476
35,007	Texas Capital Bancshares Inc (a)	2,273,355
92,179	Tristate Capital Holdings Inc (a)	1,309,864
55,940	Wintrust Financial Corp	2,722,040
		80,038,272

Industrial — 19.98%
33,815	Actuant Corp Class A	1,154,782
16,968	Alamo Group Inc	921,871
47,719	Albany International Corp Class A	1,695,933
79,822	Altra Industrial Motion Corp	2,849,645
30,967	Armstrong World Industries Inc (a)	1,648,993
26,405	AZZ Inc	1,179,775
33,087	Belden Inc	2,302,855
31,353	Bristow Group Inc	2,367,779
83,606	Checkpoint Systems Inc (a)	1,121,993
69,512	Darling International Inc (a)	1,391,630
18,754	DXP Enterprises Inc (a)	1,780,317
30,976	EnerSys Inc	2,146,327
13,426	Genesee & Wyoming Inc Class A (a)	1,306,618
28,890	Global Power Equipment Group Inc	574,622
38,502	Haynes International Inc	2,079,108
97,719	John Bean Technologies Corp	3,019,517
27,354	Kirby Corp (a)	2,769,593
32,729	Littelfuse Inc	3,064,744
30,396	Masonite International Corp (a)	1,717,982
50,472	Methode Electronics Inc	1,547,472
58,368	MYR Group Inc (a)	1,477,878
52,128	Old Dominion Freight Line Inc (a)	2,957,743
67,908	Raven Industries Inc	2,223,987
38,367	RBC Bearings Inc (a)	2,443,978
35,407	Rogers Corp (a)	2,210,105
59,847	TriMas Corp (a)	1,986,920
146,396	Vishay Intertechnology Inc	2,178,373
36,448	Wabtec Corp	2,824,720

Shares	Fair Value

Industrial — (continued)
36,456	Waste Connections Inc	$1,598,960
		56,544,220

Technology — 4.92%
68,334	MedAssets Inc (a)	1,688,533
32,257	Monotype Imaging Holdings Inc	972,226
91,064	QLogic Corp (a)	1,161,066
73,594	Semtech Corp (a)	1,864,872
49,183	SS&C Technologies Holdings Inc (a)	1,968,303
62,048	Synchronoss Technologies Inc (a)	2,127,626
136,064	Teradyne Inc (a)(b)	2,706,313
30,304	Verint Systems Inc (a)	1,422,167
		13,911,106

Utilities — 3.52%
61,801	ALLETE Inc	3,239,608
38,148	ITC Holdings Corp	1,424,828
23,903	Middlesex Water Co	521,564
50,088	NorthWestern Corp	2,375,674
64,858	UIL Holdings Corp	2,387,423
		9,949,097

TOTAL COMMON STOCK — 96.50% (Cost $178,105,392)		$273,038,885

EXCHANGE TRADED FUNDS
18,534	iShares Russell 2000 ETF (b)	2,156,245

TOTAL EXCHANGE TRADED FUNDS — 0.76% (Cost $2,093,729)		$2,156,245

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.77%
$5,000,000	Federal Home Loan Bank
	0.00%, 04/01/2014	5,000,000

Repurchase Agreements — 5.02%
711,103	Undivided interest of 4.69% in a repurchase agreement (principal amount/value $15,158,735 with a maturity value of $15,158,756) with Credit Suisse Securities (USA) LLC, 0.05%, dated 3/31/14 to be repurchased at $711,103 on 4/1/14 collateralized by U.S. Treasury securities, 0.00%, 8/15/23 - 5/15/43, with a value of $15,461,929. (c)	711,103

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,377,992	Undivided interest of 4.69% in a repurchase agreement (principal amount/value $72,009,976 with a maturity value of $72,010,156) with Citigroup Global Markets Inc, 0.09%, dated 3/31/14 to be repurchased at $3,377,992 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 4/3/14 - 2/15/41, with a value of $73,450,177. (c)	$3,377,992

3,377,992	Undivided interest of 4.75% in a repurchase agreement (principal amount/value $71,082,880 with a maturity value of $71,082,998) with HSBC Securities (USA) Inc, 0.06%, dated 3/31/14 to be repurchased at $3,377,992 on 4/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/14 - 11/15/30, with a value of $72,504,705. (c)	3,377,992

Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,377,992	Undivided interest of 8.97% in a repurchase agreement (principal amount/value $37,660,983 with a maturity value of $37,661,067) with Goldman Sachs & Co, 0.08%, dated 3/31/14 to be repurchased at $3,377,992 on 4/1/14 collateralized by various U.S. Government Agency securities, 2.33% - 6.50%, 7/1/19 - 3/1/44, with a value of $38,414,203. (c)	$3,377,992

3,377,992	Undivided interest of 9.65% in a repurchase agreement (principal amount/value $35,009,177 with a maturity value of $35,009,255) with Merrill Lynch, Pierce, Fenner & Smith, 0.08%, dated 3/31/14 to be repurchased at $3,377,992 on 4/1/14 collateralized by various U.S. Government Agency securities, 1.33% - 5.00%, 11/1/19 - 12/1/44, with a value of $35,709,361. (c)	3,377,992
		14,223,071

TOTAL SHORT TERM INVESTMENTS — 6.79% (Cost $19,223,071)		$19,223,071

TOTAL INVESTMENTS — 104.05% (Cost $199,422,192)		$294,418,201
OTHER ASSETS & LIABILITIES, NET — (4.05)%		$(11,467,163)
TOTAL NET ASSETS — 100.00%		$282,951,038

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2014.
(c)	Collateral received for securities on loan.
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Notes to Schedule of Investments
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Loomis Sayles Small Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service.  Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

March 31, 2014

Class	Inputs
Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.
Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.
Exchange Traded Funds	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total

Assets

Investments, at fair value:
Equity Investments:
Domestic Common Stock	$270,068,075	$—	$—	$270,068,075
Exchange Traded Funds	2,156,245	—	—	2,156,245
Foreign Common Stock	2,970,810	—	—	2,970,810
Short Term Investments	—	19,223,071	—	19,223,071

Total Assets	$275,195,130	$19,223,071	$0	$294,418,201

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

March 31, 2014

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements
In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)
At March 31, 2014, the U.S. Federal income tax cost basis was $199,725,203. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $96,821,289 and gross depreciation of investments in which there was an excess of tax cost over value of $2,128,291 resulting in net appreciation of $94,692,998.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2014 the Fund had securities on loan valued at $13,905,779 and received collateral of $14,223,071 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

ASSET-BACKED SECURITIES
Non-Agency — 0.25%
$332,524	Community Program Loan Trust Series 1987-A, Class A5
	4.50%, 04/01/2029	$335,517
1,500,000	Ford Auto Securitization Trust Series 2014-R2A, Class A2(a)
	CAD, 1.59%, 12/15/2017	1,356,852
200,000	GS Mortgage Securities Trust Series 2007-GG10, Class AM(b)
	5.82%, 08/10/2045	206,513

TOTAL ASSET-BACKED SECURITIES — 0.25% (Cost $1,859,512)		$1,898,882

CORPORATE BONDS AND NOTES
Basic Materials — 5.06%
	Alcoa Inc
140,000	5.87%, 02/23/2022	147,624
8,335,000	5.90%, 02/01/2027	8,503,950
255,000	6.75%, 01/15/2028	275,866
	ArcelorMittal(b)
1,015,000	6.13%, 06/01/2018	1,110,294
895,000	7.50%, 10/15/2039	925,206
3,170,000	7.25%, 03/01/2041(c)	3,181,887
3,565,000	Barminco Finance Property Ltd(a)
	9.00%, 06/01/2018	3,279,800
	Barrick Gold Corp
520,000	5.80%, 11/15/2034	494,502
3,485,000	5.25%, 04/01/2042	3,182,624
2,825,000	Barrick North America Finance LLC
	5.75%, 05/01/2043	2,752,460
	Georgia-Pacific LLC
110,000	7.38%, 12/01/2025	138,506
700,000	7.25%, 06/01/2028	880,977
90,000	8.88%, 05/15/2031	131,040
3,910,000	Hercules Inc
	6.50%, 06/30/2029	3,440,800
	Methanex Corp
3,675,000	6.00%, 08/15/2015	3,895,735
190,000	5.25%, 03/01/2022	205,732
	Momentive Specialty Chemicals Inc
480,000	9.20%, 03/15/2021	448,800
2,220,000	7.88%, 02/15/2023	1,953,600
2,080,000	Newmont Mining Corp
	4.88%, 03/15/2042	1,684,191
600,000	Rain CII Carbon LLC / CII Carbon Corp(a)
	8.25%, 01/15/2021	618,000
215,000	RPM International Inc(c)
	2.25%, 12/15/2020	249,131
680,000	United States Steel Corp(c)
	7.50%, 03/15/2022	731,000
	Westvaco Corp
485,000	8.20%, 01/15/2030	605,608
230,000	7.95%, 02/15/2031	282,276

		39,119,609

Principal Amount		Fair Value

Communications — 6.75%
	Alcatel-Lucent USA Inc
$2,325,000	6.75%, 11/15/2020(a)	$2,458,687
250,000	6.50%, 01/15/2028	237,500
7,545,000	6.45%, 03/15/2029	7,205,475
24,300,000	America Movil SAB de CV
	MXP, 6.45%, 12/05/2022	1,733,578
85,000	Axtel SAB de CV(a)(b)(d)
	9.00%, 01/31/2015	84,681
	CenturyLink Inc
860,000	7.60%, 09/15/2039	818,075
425,000	7.65%, 03/15/2042	401,094
	Clear Channel Communications Inc
1,120,000	5.50%, 09/15/2014	1,125,600
1,000,000	4.90%, 05/15/2015	993,750
950,000	Corning Inc
	7.25%, 08/15/2036	1,147,816
1,540,000	Eircom Finance Ltd(a)
	EUR, 9.25%, 05/15/2020	2,352,315
775,000	Embarq Corp
	8.00%, 06/01/2036	808,630
290,000	Lamar Media Corp
	5.00%, 05/01/2023	290,000
	Level 3 Financing Inc
110,000	9.38%, 04/01/2019	122,100
420,000	7.00%, 06/01/2020	455,175
63,000	Motorola Solutions Inc
	6.63%, 11/15/2037	66,243
	Portugal Telecom International Finance
300,000	EUR, 5.63%, 02/08/2016	442,724
1,350,000	EUR, 5.00%, 11/04/2019	2,012,500
1,300,000	EUR, 4.50%, 06/16/2025	1,817,819
	Qwest Capital Funding Inc
250,000	6.50%, 11/15/2018	275,625
150,000	7.63%, 08/03/2021	162,375
1,960,000	6.88%, 07/15/2028	1,871,800
3,500,000	7.75%, 02/15/2031	3,440,937
	Qwest Corp
500,000	7.25%, 09/15/2025	552,325
2,155,000	6.88%, 09/15/2033	2,125,138
	Sprint Capital Corp
435,000	6.90%, 05/01/2019	477,413
5,084,000	6.88%, 11/15/2028	4,931,480
130,000	8.75%, 03/15/2032	143,000
	Sprint Communications Inc
606,000	6.00%, 12/01/2016	664,327
325,000	6.00%, 11/15/2022	331,094
	Telecom Italia Capital SA
500,000	6.38%, 11/15/2033(c)	488,750
940,000	6.00%, 09/30/2034	876,550
	Telefonica Emisiones SAU
600,000	GBP, 5.60%, 03/12/2020	1,093,606
225,000	5.13%, 04/27/2020	243,253
525,000	7.05%, 06/20/2036	635,437
	Time Warner Cable Inc
35,000	5.88%, 11/15/2040	37,925
1,385,000	4.50%, 09/15/2042(c)	1,271,397
1,300,000	UPC Holding BV(a)
	EUR, 6.38%, 09/15/2022	1,922,410

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Communications — (continued)
$2,100,000	Videotron Ltd(a)
	CAD, 5.63%, 06/15/2025	$1,861,601
4,000,000	VTR Finance BV(a)
	6.88%, 01/15/2024	4,160,000

		52,140,205

Consumer, Cyclical — 10.15%
290,000	Air Canada 2013-1 Class B Pass Through Trust(a)
	5.38%, 05/15/2021	294,350
389,164	American Airlines 2013-1 Class A Pass Through Trust(a)
	4.00%, 07/15/2025	392,082
194,142	American Airlines 2013-1 Class B Pass Through Trust(a)
	5.63%, 01/15/2021	198,510
6,249,379	American Airlines 2013-2 Class A Pass Through Trust(a)
	4.95%, 01/15/2023	6,702,459
446,249	Atlas Air 1998-1 Class B Pass Through Trust(e)
	7.68%, 01/02/2016	454,058
425,598	Atlas Air 1999-1 Class B Pass Through Trust(e)(f)
	7.63%, 01/02/2015	428,280
913,951	Atlas Air 1999-1 Class C Pass Through Trust(e)(f)
	8.77%, 01/02/2011	1,197,276
154,831	Atlas Air 2000-1 Class B Pass Through Trust(e)
	9.06%, 01/02/2016	164,121
1,360,000	Beazer Homes USA Inc
	7.25%, 02/01/2023	1,421,200
13,580,000	Best Buy Co Inc
	5.00%, 08/01/2018	14,072,275
18,859	Continental Airlines 2000-2 Class B Pass Through Trust
	8.31%, 04/02/2018	20,368
199,444	Continental Airlines 2001-1 Class B Pass Through Trust
	7.37%, 12/15/2015	212,407
99,679	Continental Airlines 2012-1 Class B Pass Through Trust
	6.25%, 04/11/2020	106,407
645,000	Continental Airlines 2012-3 Class C Pass Through Trust
	6.13%, 04/29/2018	679,669
1,150,000	Darden Restaurants Inc
	3.35%, 11/01/2022	1,035,776
982,412	Delta Air Lines 2007-1 Class A Pass Through Trust
	6.82%, 08/10/2022	1,154,335
594,224	Delta Air Lines 2007-1 Class C Pass Through Trust
	8.95%, 08/10/2014	600,167
237,913	Delta Air Lines 2009-1 Series B Pass Through Trust
	9.75%, 12/17/2016	271,816

Principal Amount		Fair Value

Consumer, Cyclical — (continued)
	Dillard's Inc
$430,000	6.63%, 01/15/2018	$483,750
500,000	7.88%, 01/01/2023	560,000
1,070,000	7.75%, 07/15/2026	1,147,575
850,000	Foot Locker Inc(e)
	8.50%, 01/15/2022	928,799
	Ford Motor Co
155,000	6.50%, 08/01/2018	178,272
245,000	7.13%, 11/15/2025(c)	290,571
265,000	7.50%, 08/01/2026	326,377
50,000	6.63%, 02/15/2028	55,690
755,000	6.63%, 10/01/2028	883,478
2,080,000	6.38%, 02/01/2029	2,375,755
2,035,000	7.45%, 07/16/2031	2,611,151
1,440,000	7.40%, 11/01/2046	1,866,816
2,625,000	Ingram Micro Inc
	5.25%, 09/01/2017	2,849,810
179,000	JC Penney Corp Inc
	6.38%, 10/15/2036	136,488
45,000	K Hovnanian Enterprises Inc
	5.00%, 11/01/2021	40,275
	Lennar Corp
1,925,000	5.60%, 05/31/2015	2,006,812
1,760,000	4.50%, 06/15/2019	1,790,800
1,330,000	4.75%, 11/15/2022(b)	1,293,425
	New Albertsons Inc
580,000	7.75%, 06/15/2026	475,600
755,000	6.63%, 06/01/2028	547,375
4,715,000	7.45%, 08/01/2029	3,795,575
75,000	8.70%, 05/01/2030	63,563
1,240,000	8.00%, 05/01/2031	1,023,000
2,410,000	Owens & Minor Inc
	6.35%, 04/15/2016	2,621,376
	PulteGroup Inc
750,000	6.38%, 05/15/2033	735,000
3,870,000	6.00%, 02/15/2035	3,608,775
3,350,000	Servus Luxembourg Holding SCA(a)
	EUR, 7.75%, 06/15/2018	4,927,136
665,000	Toro Co
	6.63%, 05/01/2037	737,342
1,445,000	Toys R Us Inc(c)
	7.38%, 10/15/2018	1,156,000
366,881	UAL 2007-1 Pass Through Trust
	6.64%, 07/02/2022	405,403
160,965	UAL 2009-1 Pass Through Trust
	10.40%, 11/01/2016	183,098
1,065,000	United Airlines 2014-1 Class A Pass Through Trust
	4.00%, 04/11/2026	1,071,209
636,646	US Airways 2011-1 Class A Pass Through Trust
	7.13%, 10/22/2023	740,101
1,349,453	US Airways 2012-1 Class A Pass Through Trust
	5.90%, 10/01/2024	1,508,014
2,371,838	US Airways 2012-1 Class B Pass Through Trust
	8.00%, 10/01/2019	2,656,459

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Consumer, Cyclical — (continued)
$1,839,685	US Airways 2012-1 Class C Pass Through Trust
	9.13%, 10/01/2015	$1,950,066
971,654	US Airways 2012-2 Class A Pass Through Trust
	4.63%, 06/03/2025	1,017,807

		78,454,299

Consumer, Non-cyclical — 4.20%
430,000	BioScrip Inc(a)
	8.88%, 02/15/2021	448,275
620,000	Boston Scientific Corp
	6.00%, 01/15/2020	711,611
970,000	Crestview DS Merger Sub II Inc(a)
	10.00%, 09/01/2021	1,076,700
285,000	Delhaize Group SA
	5.70%, 10/01/2040	289,858
1,300,000	DP World Ltd(a)
	6.85%, 07/02/2037	1,405,950
	HCA Inc
150,000	6.38%, 01/15/2015	155,625
150,000	7.19%, 11/15/2015	162,750
130,000	5.88%, 03/15/2022	140,075
45,000	4.75%, 05/01/2023	44,494
1,875,000	5.88%, 05/01/2023	1,928,906
395,000	7.50%, 12/15/2023	428,575
575,000	8.36%, 04/15/2024	649,750
765,000	7.69%, 06/15/2025	816,638
1,115,000	7.58%, 09/15/2025	1,176,325
2,505,000	7.05%, 12/01/2027	2,489,344
725,000	7.50%, 11/06/2033	743,125
175,000	7.75%, 07/15/2036	178,500
1,838,000	Post Holdings Inc(a)
	6.75%, 12/01/2021	1,945,983
	RR Donnelley & Sons Co
265,000	7.88%, 03/15/2021(c)	303,425
1,970,000	7.00%, 02/15/2022(c)	2,167,000
105,000	6.50%, 11/15/2023	110,906
860,000	6.00%, 04/01/2024(c)	866,450
3,080,000	ServiceMaster Co
	7.00%, 08/15/2020	3,260,950
3,195,000	SUPERVALU Inc(c)
	6.75%, 06/01/2021	3,238,931
425,000	Tenet Healthcare Corp
	6.88%, 11/15/2031	382,500
	United Rentals North America Inc
445,000	7.63%, 04/15/2022	498,956
775,000	6.13%, 06/15/2023	821,500
4,850,000	5.75%, 11/15/2024	4,886,375
1,075,000	Valeant Pharmaceuticals International(a)
	6.38%, 10/15/2020	1,161,000

		32,490,477

Energy — 2.07%
1,191,239	Alta Wind Holdings LLC(a)
	7.00%, 06/30/2035	1,305,389

Principal Amount		Fair Value

Energy — (continued)
	Chesapeake Energy Corp
$35,000	6.63%, 08/15/2020	$39,288
35,000	6.88%, 11/15/2020	39,725
395,000	DCP Midstream LLC(a)
	6.45%, 11/03/2036	429,376
250,000	El Paso LLC
	7.80%, 08/01/2031	265,805
500,000	EQT Corp
	8.13%, 06/01/2019	610,100
200,000	Global Marine Inc
	7.00%, 06/01/2028	216,797
760,000	Halcon Resources Corp
	8.88%, 05/15/2021	788,500
	Hercules Offshore Inc(a)
3,425,000	8.75%, 07/15/2021	3,716,125
635,000	7.50%, 10/01/2021	641,350
600,000	IFM US Colonial Pipeline 2 LLC(a)
	6.45%, 05/01/2021	637,547
2,700,000	Newfield Exploration Co
	5.63%, 07/01/2024	2,801,250
245,000	Rockies Express Pipeline LLC(a)
	6.88%, 04/15/2040	221,113
1,060,000	SandRidge Energy Inc
	7.50%, 02/15/2023	1,123,600
3,205,000	Sidewinder Drilling Inc(a)
	9.75%, 11/15/2019	3,156,925

		15,992,890

Financial — 15.66%
100,000	AGFC Capital Trust I(a)(b)
	6.00%, 01/15/2067	84,500
	Ally Financial Inc
255,000	3.13%, 01/15/2016	260,419
552,000	8.00%, 12/31/2018	658,260
1,500,000	3.50%, 01/27/2019	1,500,000
869,000	8.00%, 11/01/2031	1,071,043
	American International Group Inc
80,000	5.45%, 05/18/2017	89,275
145,000	5.85%, 01/16/2018	165,700
60,000	4.88%, 06/01/2022	65,701
75,000	4.13%, 02/15/2024	76,588
1,000,000	Associates Corp of North America
	6.95%, 11/01/2018	1,190,305
	Bank of America Corp
50,000	EUR, 0.85%, 09/14/2018(b)	66,111
800,000	5.49%, 03/15/2019	888,594
1,724,000	7.63%, 06/01/2019	2,121,851
450,000	5.00%, 05/13/2021	496,190
800,000	3.30%, 01/11/2023	771,271
1,900,000	6.11%, 01/29/2037	2,124,914
3,110,000,000	Barclays Bank PLC
	KRW, 3.68%, 08/20/2015	2,968,355
850,000	Camden Property Trust
	5.70%, 05/15/2017	954,451
	Citigroup Inc
4,010,000	NZD, 6.25%, 06/29/2017	3,581,709
100,000	EUR, 1.56%, 11/30/2017(b)	136,230
5,925,000	3.50%, 05/15/2023	5,589,941
125,000	5.88%, 02/22/2033	132,947

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Financial — (continued)
$360,000	6.13%, 08/25/2036	$393,848
5,000,000	Doric Nimrod Air Alpha 2013-1 Pass Through Trust(a)
	6.13%, 11/30/2019	5,237,500
135,000	Duke Realty LP
	5.95%, 02/15/2017	150,345
2,125,000	Fidelity National Financial Inc
	5.50%, 09/01/2022	2,262,490
1,900,000	Forethought Financial Group Inc(a)
	8.63%, 04/15/2021	2,145,024
	General Electric Capital Corp
5,255,000	NZD, 6.50%, 09/28/2015	4,707,039
400,000	NZD, 6.75%, 09/26/2016	361,218
680,000	NZD, 5.50%, 02/01/2017	602,786
	Goldman Sachs Group Inc
8,135,000	CAD, 3.55%, 02/12/2021(a)	7,353,437
1,600,000	6.75%, 10/01/2037	1,832,830
1,560,000	Hanover Insurance Group Inc
	6.38%, 06/15/2021	1,771,475
2,520,000	HBOS PLC(a)
	6.75%, 05/21/2018	2,855,014
	Highwoods Realty LP
2,640,000	5.85%, 03/15/2017	2,936,240
2,200,000	7.50%, 04/15/2018	2,589,761
	International Lease Finance Corp
295,000	6.25%, 05/15/2019	325,238
290,000	8.25%, 12/15/2020	350,752
1,105,000	4.63%, 04/15/2021	1,105,000
1,385,000	5.88%, 08/15/2022	1,464,638
	iStar Financial Inc
20,000	6.05%, 04/15/2015	20,850
115,000	3.88%, 07/01/2016	118,450
110,000	5.85%, 03/15/2017	118,250
575,000	7.13%, 02/15/2018	645,438
350,000	4.88%, 07/01/2018	358,750
345,000	Jefferies Finance LLC / JFIN Co-Issuer Corp(a)
	6.88%, 04/15/2022	347,588
	Jefferies Group LLC
375,000	3.88%, 11/09/2015	390,331
265,000	5.13%, 04/13/2018	287,875
975,000	6.88%, 04/15/2021	1,135,330
1,165,000	5.13%, 01/20/2023	1,224,434
705,000	6.45%, 06/08/2027	753,661
1,140,000	6.25%, 01/15/2036	1,155,025
1,335,000	JPMorgan Chase & Co
	NZD, 4.25%, 11/02/2018	1,104,795
1,000,000	KeyCorp Capital III
	7.75%, 07/15/2029	1,181,758
570,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp
	7.38%, 10/01/2017	597,788
2,115,000	Lloyds Bank PLC(a)
	6.50%, 09/14/2020	2,416,497
600,000	MBIA Insurance Corp(a)(b)
	11.50%, 01/15/2033	484,500
245,000	MetLife Capital Trust X(a)
	9.25%, 04/08/2038	320,950

Principal Amount		Fair Value

Financial — (continued)
$1,355,000	MetLife Inc(b)
	10.75%, 08/01/2039	$2,052,825
	Morgan Stanley
100,000	0.72%, 10/15/2015(b)	100,047
1,700,000	AUD, 7.63%, 03/03/2016	1,681,751
300,000	0.69%, 10/18/2016(b)	299,252
1,025,000	AUD, 4.75%, 11/16/2018	953,577
705,000	5.75%, 01/25/2021	807,501
300,000	3.75%, 02/25/2023	297,998
11,545,000	4.10%, 05/22/2023	11,427,968
3,005,000	Mutual of Omaha Insurance Co(a)
	6.80%, 06/15/2036	3,564,218
535,000	Penn Mutual Life Insurance Co(a)
	6.65%, 06/15/2034	623,477
	ProLogis LP
60,000	5.63%, 11/15/2015	64,408
50,000	5.75%, 04/01/2016(c)	54,315
350,000	6.63%, 05/15/2018	407,247
	Royal Bank of Scotland Group PLC
70,000	EUR, 5.25%,Perpetual(g)	84,140
905,000	EUR, 5.50%,Perpetual(g)	1,120,543
620,000	6.10%, 06/10/2023	643,572
1,185,000	6.00%, 12/19/2023	1,213,384
	Royal Bank of Scotland PLC
50,000	EUR, 4.35%, 01/23/2017	72,267
400,000	EUR, 6.93%, 04/09/2018	628,535
50,000	EUR, 4.63%, 09/22/2021	70,145
100,000	Santander Financial Issuances Ltd
	7.25%, 11/01/2015	107,900
	Santander Issuances SAU(a)
300,000	5.91%, 06/20/2016	315,030
300,000	6.50%, 08/11/2019(b)	305,630
	SLM Corp
100,000	5.00%, 04/15/2015	103,750
100,000	4.63%, 09/25/2017	105,125
2,175,000	8.45%, 06/15/2018	2,561,062
345,000	5.50%, 01/15/2019	364,838
1,015,000	4.88%, 06/17/2019	1,031,419
190,000	5.50%, 01/25/2023	186,438
3,035,000	5.63%, 08/01/2033	2,685,975
1,700,000	Societe Generale SA(a)(b)(g)
	5.92%, Perpetual	1,808,453
	Springleaf Finance Corp
900,000	6.50%, 09/15/2017	969,750
825,000	6.90%, 12/15/2017	905,438
2,545,000	6.00%, 06/01/2020	2,589,537
2,055,000	7.75%, 10/01/2021	2,275,912
825,000	8.25%, 10/01/2023	919,875
	XLIT Ltd
575,000	6.38%, 11/15/2024	682,597
725,000	6.25%, 05/15/2027	836,797

		121,023,956

Industrial — 3.78%
1,095,000	Agilent Technologies Inc
	6.50%, 11/01/2017	1,259,025
1,650,000	APL Ltd
	8.00%, 01/15/2024	1,542,750

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Industrial — (continued)
	Bombardier Inc(a)
$6,985,000	6.00%, 10/15/2022(e)	$6,985,000
1,550,000	CAD, 7.35%, 12/22/2026	1,459,552
425,000	Cleaver-Brooks Inc(a)
	8.75%, 12/15/2019	469,625
248,000	Emeco Property Ltd(a)
	9.88%, 03/15/2019	254,820
3,500,000	Hellenic Railways Organization SA(b)
	EUR, 0.56%, 05/24/2016	4,098,530
2,030,000	Jack Cooper Holdings Corp(a)
	9.25%, 06/01/2020	2,212,700
	Masco Corp
1,000,000	7.75%, 08/01/2029	1,116,819
1,620,000	6.50%, 08/15/2032	1,648,350
570,000	Meccanica Holdings USA Inc(a)
	6.25%, 01/15/2040	514,425
386,000	Missouri Pacific Railroad Co
	5.00%, 01/01/2045	327,398
865,000	Owens Corning
	7.00%, 12/01/2036	964,845
3,930,000	Rock Tenn Co
	4.00%, 03/01/2023	3,951,666
2,200,000	TransDigm Inc
	7.50%, 07/15/2021	2,436,500

		29,242,005

Technology — 0.88%
2,445,000	Amkor Technology Inc
	6.38%, 10/01/2022	2,533,631
	First Data Corp
1,535,000	11.25%, 01/15/2021	1,751,819
750,000	10.63%, 06/15/2021	843,750
1,595,000	11.75%, 08/15/2021	1,674,750

		6,803,950

Utilities — 1.62%
2,005,000	AES Corp
	4.88%, 05/15/2023	1,914,775
1,232,282	Bruce Mansfield Unit
	6.85%, 06/01/2034	1,335,414
	EDP Finance BV
800,000	EUR, 4.75%, 09/26/2016	1,179,275
1,900,000	6.00%, 02/02/2018(a)	2,061,500
3,800,000	4.90%, 10/01/2019(a)	3,971,000
1,900,000	Enel Finance International NV(a)
	6.00%, 10/07/2039	1,985,025
75,000	Iberdrola Finance Ireland Ltd(a)
	3.80%, 09/11/2014	75,981

		12,522,970

TOTAL CORPORATE BONDS AND NOTES — 50.17% (Cost $350,738,956)		$387,790,361

Principal Amount		Fair Value

CONVERTIBLE BONDS
Basic Materials — 0.22%
$1,300,000	United States Steel Corp(c)
	2.75%, 04/01/2019	$1,684,313

Communications — 1.42%
96,900	Axtel SAB de CV(a)(b)(d)(e)
	9.00%, 01/31/2015	12,493
	Ciena Corp
3,825,000	0.88%, 06/15/2017(c)	3,889,547
1,045,000	3.75%, 10/15/2018(a)	1,462,347
	Level 3 Communications Inc
995,000	7.00%, 03/15/2015	1,529,813
2,670,000	7.00%, 03/15/2015(a)	4,050,056
59,872	Liberty Interactive LLC
	3.50%, 01/15/2031	31,695

		10,975,951

Consumer, Cyclical — 0.40%
1,475,000	Ford Motor Co
	4.25%, 11/15/2016	2,670,672
445,000	KB Home(c)
	1.38%, 02/01/2019	457,237

		3,127,909

Consumer, Non-cyclical — 0.19%
160,000	Hologic Inc(d)
	0.21%, 03/01/2018	163,500
570,000	Omnicare Inc
	3.75%, 12/15/2025	1,292,475

		1,455,975

Energy — 0.98%
	Chesapeake Energy Corp
375,000	2.75%, 11/15/2035	390,703
3,265,000	2.50%, 05/15/2037	3,322,138
4,105,000	2.25%, 12/15/2038	3,848,437

		7,561,278

Financial — 0.37%
315,000	iStar Financial Inc
	3.00%, 11/15/2016	444,741
195,000	Jefferies Group LLC
	3.88%, 11/01/2029	207,553
1,810,000	Old Republic International Corp(c)
	3.75%, 03/15/2018	2,251,187

		2,903,481

Industrial — 0.02%
95,000	Trinity Industries Inc
	3.88%, 06/01/2036	150,931

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Technology — 3.26%
	Intel Corp
$4,565,000	2.95%, 12/15/2035(c)	$5,372,435
6,090,000	3.25%, 08/01/2039	8,514,581
	Micron Technology Inc
175,000	2.38%, 05/01/2032	439,797
30,000	3.13%, 05/01/2032	74,494
9,237,000	3.00%, 11/15/2043(c)	10,120,288
645,000	Nuance Communications Inc
	2.75%, 11/01/2031	646,209

		25,167,804

TOTAL CONVERTIBLE BONDS — 6.86% (Cost $36,760,372)		$53,027,642

FOREIGN GOVERNMENT BONDS AND NOTES
6,995,000	Autonomous Community of Madrid Spain ADR(a)
	EUR, 4.30%, 09/15/2026	9,970,026
	Canadian Government Bond
35,340,000	CAD, 2.50%, 06/01/2015	32,523,669
3,625,000	CAD, 3.00%, 12/01/2015	3,383,989
13,981,000	CAD, 1.25%, 02/01/2016	12,687,236
8,945,000	CAD, 1.25%, 09/01/2018	7,962,709
605,000	City of Rome Italy
	EUR, 5.35%, 01/27/2048	779,523
17,325,000	Inter-American Development Bank
	NZD, 6.00%, 12/15/2017	15,637,727
	Mexican Bonos
83,500,000	MXP, 6.50%, 06/10/2021	6,670,317
73,050,000	MXP, 8.00%, 12/07/2023	6,332,278
	New South Wales Treasury Corp
8,775,000	AUD, 6.00%, 02/01/2018	8,882,372
10,505,000	AUD, 3.50%, 03/20/2019	9,640,530
5,730,000	New Zealand Government Bond
	NZD, 5.00%, 03/15/2019	5,146,791
	Norway Government Bond
18,370,000	NOK, 5.00%, 05/15/2015	3,187,492
34,725,000	NOK, 4.25%, 05/19/2017	6,241,024
300,000	Portugal Telecom International Finance BV
	EUR, 4.38%, 03/24/2017	439,128
1,063,064	Province of Alberta Canada
	CAD, 5.93%, 09/16/2016	1,026,936

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 16.89% (Cost $126,249,682)		$130,511,747

MUNICIPAL BONDS AND NOTES
1,690,000	Michigan Tobacco Settlement Finance Authority
	7.31%, 06/01/2034	1,351,054
1,495,000	State of Illinois
	5.52%, 04/01/2038	1,450,090

Principal Amount		Fair Value

Municipal Bonds and Notes — (continued)
$4,495,000	Tobacco Settlement Financing Corp
	6.71%, 06/01/2046	$3,202,283

TOTAL MUNICIPAL BONDS AND NOTES — 0.78% (Cost $7,665,981)		$6,003,427

U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
2,845,000	0.13%, 12/31/2014	2,845,666
11,345,000	0.25%, 01/15/2015	11,357,411
100,000,000	0.25%, 09/30/2015	100,039,100
4,845,000	0.38%, 11/15/2015	4,852,379
5,465,000	0.25%, 12/15/2015	5,459,234
23,310,000	0.25%, 02/29/2016(c)	23,248,089

TOTAL U.S. TREASURY BONDS AND NOTES — 19.12% (Cost $147,690,288)		$147,801,879

Shares

COMMON STOCK
Basic Materials — 0.66%
26,521	PPG Industries Inc	5,130,753

Communications — 0.14%
51,679	Corning Inc	1,075,957

Consumer, Cyclical — 0.18%
39,773	General Motors Co	1,368,987

Consumer, Non-cyclical — 1.41%
36,703	Valeant Pharmaceuticals International Inc (h)	4,838,556
85,686	Vertex Pharmaceuticals Inc (h)	6,059,714

		10,898,270

Energy — 0.14%
42,007	Chesapeake Energy Corp	1,076,219

Industrial — 0.11%
26,029	Owens-Illinois Inc (h)	880,561

TOTAL COMMON STOCK — 2.64% (Cost $8,749,654)		$20,430,747

CONVERTIBLE PREFERRED STOCK
Energy — 0.09%
240	Chesapeake Energy Corp, 5.75%(a)	268,350
3,999	SandRidge Energy Inc, 7.00%	402,649

		670,999
See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

Financial — 0.46%
$31,792	FelCor Lodging Trust Inc, 1.95%	$789,335
51,187	Weyerhaeuser Co Class A, 6.38%(c)	2,792,891

		3,582,226

Industrial — 0.17%
12,500	Stanley Black & Decker Inc, 6.25%(c)	1,346,875

Utilities — 0.04%
6,004	AES Trust III, 6.75%	307,517

TOTAL CONVERTIBLE PREFERRED STOCK — 0.76% (Cost $5,513,144)		$5,907,617

PREFERRED STOCK
Basic Materials — 0.47%
31,264	ArcelorMittal	748,870
140,126	Cliffs Natural Resources Inc (c)	2,904,812

		3,653,682

Energy — 0.29%
6,970	Chesapeake Energy Corp	662,974
30,000	El Paso Energy Capital Trust I	1,528,125

		2,191,099

Financial — 0.57%
1,838	Ally Financial Inc (a)	1,815,370
1,484	Bank of America Corp	1,701,962
20	Crown Castle International Corp (h)	2,029
3,200	Health Care REIT Inc	177,800
3,097	iStar Financial Inc	198,982
10,955	SLM Corp	534,056

		4,430,199

Utilities — 0.12%
25,000	Southern California Edison Co (c)	568,750
3,600	Union Electric Co	331,920

		900,670

TOTAL PREFERRED STOCK — 1.45% (Cost $8,885,117)		$11,175,650

Principal Amount		Fair Value

SHORT TERM INVESTMENTS
Repurchase Agreements — 8.32%
$3,216,444	Undivided interest of 21.22% in a repurchase agreement (principal amount/value $15,158,735 with a maturity value of $15,158,756) with Credit Suisse Securities (USA) LLC, 0.05%, dated 3/31/14 to be repurchased at $3,216,444 on 4/1/14 collateralized by U.S. Treasury securities, 0.00%, 8/15/23 - 5/15/43, with a value of $15,461,929. (i)	$3,216,444

15,279,383	Undivided interest of 21.22% in a repurchase agreement (principal amount/value $72,009,976 with a maturity value of $72,010,156) with Citigroup Global Markets Inc, 0.09%, dated 3/31/14 to be repurchased at $15,279,383 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 4/3/14 - 2/15/41, with a value of $73,450,177. (i)	15,279,383

15,279,383	Undivided interest of 21.50% in a repurchase agreement (principal amount/value $71,082,880 with a maturity value of $71,082,998) with HSBC Securities (USA) Inc, 0.06%, dated 3/31/14 to be repurchased at $15,279,383 on 4/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/14 - 11/15/30, with a value of $72,504,705. (i)	15,279,383

15,279,383	Undivided interest of 40.57% in a repurchase agreement (principal amount/value $37,660,983 with a maturity value of $37,661,067) with Goldman Sachs & Co, 0.08%, dated 3/31/14 to be repurchased at $15,279,383 on 4/1/14 collateralized by various U.S. Government Agency securities, 2.33% - 6.50%, 7/1/19 - 3/1/44, with a value of $38,414,203. (i)	15,279,383

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$15,279,383	Undivided interest of 43.65% in a repurchase agreement (principal amount/value $35,009,177 with a maturity value of $35,009,255) with Merrill Lynch, Pierce, Fenner & Smith, 0.08%, dated 3/31/14 to be repurchased at $15,279,383 on 4/1/14 collateralized by various U.S. Government Agency securities, 1.33% - 5.00%, 11/1/19 - 12/1/44, with a value of $35,709,361. (i)	$15,279,383

TOTAL SHORT TERM INVESTMENTS — 8.32% (Cost $64,333,976)		$64,333,976

TOTAL INVESTMENTS — 107.24% (Cost $758,446,682)		$828,881,928

OTHER ASSETS & LIABILITIES, NET — (7.24)%		$(55,935,689)

TOTAL NET ASSETS — 100.00%		$772,946,239

(a)
Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2014, the aggregate cost and fair value of 144A securities was $100,120,121 and $112,184,704, respectively, representing 14.51% of net assets.

(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2014.
(c)	All or a portion of the security is on loan at March 31, 2014.
(d)
Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2014. Maturity date disclosed represents final maturity date.

(e)	Domestic security is fair valued under procedures adopted by the Board of Directors.
(f)
Security in default; some interest payments received during the last 12 months. At March 31, 2014, the aggregate cost and fair value of securities in default was $1,324,825 and $1,625,556, respectively, representing 0.21% of net assets.

(g)	Security has no contractual maturity date and pays an indefinite stream of interest.
(h)	Non-income producing security.
(i)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
KRW	Korean Won
MXP	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND
Notes to Schedule of Investments
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Loomis Sayles Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek high total investment return through a combination of current income and capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2014

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs
Fixed Income Investments:
Asset-Backed Securities
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Domestic Corporate Bonds and Notes, U.S. Treasury Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Corporate Bonds and Notes, Foreign Government Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Convertible Bonds
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Municipal Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.
Convertible Preferred Stock, Preferred Stock
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.

March 31, 2014

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Fixed Income Investments:
Asset-Backed Securities	$—	$542,030	$1,356,852	$1,898,882
Convertible Bonds	—	53,015,149	12,493	53,027,642
Corporate Bonds and Notes	—	384,617,827	3,172,534	387,790,361
Foreign Government Bonds and Notes	—	130,511,747	—	130,511,747
Municipal Bonds and Notes	—	6,003,427	—	6,003,427
U.S. Treasury Bonds and Notes	—	147,801,879	—	147,801,879
Equity Investments:
Convertible Preferred Stock	—	5,907,617	—	5,907,617
Domestic Common Stock	20,430,747	—	—	20,430,747
Preferred Stock	4,339,538	6,836,112	—	11,175,650
Short Term Investments	—	64,333,976	—	64,333,976

Total Assets	$24,770,285	$799,569,764	$4,541,879	$828,881,928

Restricted Securities

Restricted securities held by the Fund may not be sold except in exempt transactions or in public offerings registered under Rule 144A of the Securities Act of 1933, as amended.  Securities exempt from registration may normally be resold to qualified institutional buyers.  These securities are valued under methods approved by the Board of Directors.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

March 31, 2014

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)
At March 31, 2014, the U.S. Federal income tax cost basis was $758,447,571. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $79,090,257 and gross depreciation of investments in which there was an excess of tax cost over value of $8,655,899 resulting in net appreciation of $70,434,358.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2014 the Fund had securities on loan valued at $62,842,795 and received collateral of $64,333,976 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares			Fair Value

COMMON STOCK
Basic Materials — 4.10%
	86,400	EI du Pont de Nemours & Co	$5,797,440
	263,783	International Paper Co	12,102,364
	129,400	MeadWestvaco Corp	4,870,616
	155,700	Newmont Mining Corp	3,649,608
	164,300	Nucor Corp	8,303,722
	123,000	Potash Corp of Saskatchewan Inc	4,455,060

			39,178,810

Communications — 9.53%
	401,870	AT&T Inc	14,093,581
	241,100	Cablevision Systems Corp Class A (a)	4,067,357
	142,071	CenturyLink Inc	4,665,611
	346,500	Cisco Systems Inc	7,765,065
	89,700	Comcast Corp Class A	4,486,794
	492,100	Corning Inc	10,245,522
	134,200	Harris Corp	9,818,072
	220,700	New York Times Co Class A	3,778,384
	122,873	Pearson PLC (b)	2,179,373
	184,741	Telefonica SA (b)	2,927,558
	155,933	Time Warner Inc	10,187,103
	199,293	Verizon Communications Inc (b)(c)	9,480,484
	560,110	Vodafone Group PLC (b)(c)	2,059,225
	66,500	Walt Disney Co	5,324,655

			91,078,784

Consumer, Cyclical — 8.38%
	209,900	Carnival Corp	7,946,814
	56,800	Coach Inc	2,820,688
	325,200	Ford Motor Co	5,073,120
	152,831	General Motors Co	5,260,443
	64,150	Genuine Parts Co	5,571,428
	131,200	Johnson Controls Inc	6,208,384
	180,400	Kohl's Corp	10,246,720
	122,200	Macy's Inc	7,245,238
	69,050	Madison Square Garden Co Class A (c)	3,920,659
	247,600	Mattel Inc	9,931,236
	434,700	Staples Inc	4,929,498
	6,300	Tiffany & Co	542,745
	213,200	United Continental Holdings Inc (c)	9,515,116
	6,400	Whirlpool Corp	956,544

			80,168,633

Consumer, Non-cyclical — 11.95%
	245,500	Archer-Daniels-Midland Co	10,652,245
	327,200	Avon Products Inc	4,790,208
	192,400	Bristol-Myers Squibb Co	9,995,180
	194,600	Campbell Soup Co	8,733,648
	106,300	Clorox Co	9,355,463
	16,100	Dr Pepper Snapple Group Inc	876,806
	188,625	GlaxoSmithKline PLC (b)	5,028,134
	152,000	Johnson & Johnson	14,930,960
	53,800	McCormick & Co Inc	3,859,612
	22,000	McGraw Hill Financial Inc	1,678,600

Shares		Fair Value

Consumer, Non-cyclical — (continued)
217,400	Merck & Co Inc	$12,341,798
98,300	PepsiCo Inc	8,208,050
403,088	Pfizer Inc	12,947,187
24,300	Procter & Gamble Co	1,958,580
98,400	Quest Diagnostics Inc (a)	5,699,328
195,100	Western Union Co	3,191,836

		114,247,635

Energy — 14.58%
104,300	Anadarko Petroleum Corp	8,840,468
196,800	Apache Corp	16,324,560
107,122	BP PLC Sponsored ADR	5,152,568
176,044	Chevron Corp	20,933,392
54,200	ConocoPhillips	3,812,970
178,800	CONSOL Energy Inc	7,143,060
114,700	Diamond Offshore Drilling Inc (a)	5,592,772
82,011	Eni SpA (b)	2,056,551
182,496	Exxon Mobil Corp	17,826,209
131,200	Hess Corp	10,873,856
154,400	Murphy Oil Corp	9,705,584
374,000	Petroleo Brasileiro SA ADR (a)	4,918,100
190,900	Royal Dutch Shell PLC ADR	13,947,154
107,500	Schlumberger Ltd	10,481,250
180,400	Talisman Energy Inc Class A	1,800,392

		139,408,886

Financial — 19.57%
196,800	Allstate Corp	11,134,944
112,700	American Express Co	10,146,381
957,937	Bank of America Corp	16,476,516
8,200	Bank of New York Mellon Corp	289,378
48,100	Chubb Corp	4,295,330
73,700	Digital Realty Trust Inc REIT (a)	3,911,996
427,105	JPMorgan Chase & Co	25,929,545
189,300	Legg Mason Inc	9,283,272
65,600	Loews Corp	2,889,680
250,100	Marsh & McLennan Cos Inc	12,329,930
146,300	Northern Trust Corp	9,591,428
44,100	Och-Ziff Capital Management Group LLC Class A	607,257
164,000	PNC Financial Services Group Inc	14,268,000
358,000	Regions Financial Corp	3,977,380
104,300	Sun Life Financial Inc	3,611,909
249,800	SunTrust Banks Inc	9,939,542
401,600	US Bancorp	17,212,576
436,900	Wells Fargo & Co	21,731,406
225,813	Weyerhaeuser Co REIT (a)	6,627,612
64,600	Willis Group Holdings PLC	2,850,798

		187,104,880

Industrial — 14.76%
81,300	Boeing Co	10,202,337
65,600	Deere & Co	5,956,480
71,104	Eaton Corp PLC	5,341,332
166,900	Emerson Electric Co	11,148,920
1,026,300	General Electric Co	26,570,907

See notes to schedule of investments and financial statements

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

Industrial — (continued)
136,700	Honeywell International Inc	$12,680,292
163,600	Illinois Tool Works Inc	13,305,588
106,600	Joy Global Inc (a)	6,182,800
236,900	Masco Corp	5,261,549
101,400	Norfolk Southern Corp	9,853,038
80,300	Stanley Black & Decker Inc	6,523,572
102,800	United Parcel Service Inc Class B	10,010,664
127,900	USG Corp (a)(c)	4,184,888
116,100	Vulcan Materials Co	7,714,845
170,200	Xylem Inc	6,198,684

		141,135,896

Technology — 5.84%
135,600	Analog Devices Inc	7,205,784
21,300	Apple Inc	11,432,562
413,200	Applied Materials Inc	8,437,544
80,700	CA Inc	2,499,279
105,900	Computer Sciences Corp	6,440,838
303,400	Microsoft Corp	12,436,366
157,000	Texas Instruments Inc	7,402,550

		55,854,923

Utilities — 5.50%
252,000	AES Corp	3,598,560
153,563	Duke Energy Corp	10,936,757
129,700	Entergy Corp	8,670,445
226,300	Exelon Corp	7,594,628
134,810	FirstEnergy Corp	4,587,584
320,200	NiSource Inc	11,376,706
192,400	Xcel Energy Inc	5,841,264

		52,605,944

TOTAL COMMON STOCK — 94.21% (Cost $657,333,533)		$900,784,391

CONVERTIBLE PREFERRED STOCK
Financial — 0.05%
8,150	Weyerhaeuser Co Class A, 6.38%	444,685

TOTAL CONVERTIBLE PREFERRED STOCK — 0.05% (Cost $407,500)
STOCK - 0.05%
(Cost $407,500)		$444,685

Principal Amount

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 2.73%
$26,080,000	International Bank for Reconstruction & Development
	0.01%, 04/01/2014	26,080,000

Principal Amount			Fair Value

U.S. Government Agency Bonds and Notes — 4.70%
		Federal Home Loan Bank
	$10,000,000	0.00%, 04/01/2014	$10,000,000
	900,000	0.02%, 04/04/2014	899,998
	4,484,000	0.03%, 04/10/2014	4,483,972
	9,600,000	0.01%, 04/09/2014	9,599,976
	20,000,000	Federal Home Loan Mortgage Corp
		0.02%, 04/04/2014	19,999,975

			44,983,921

Repurchase Agreements — 2.24%
	5,097,301	Undivided interest of 13.54% in a repurchase agreement (principal amount/value $37,660,983 with a maturity value of $37,661,067) with Goldman Sachs & Co, 0.08%, dated 3/31/14 to be repurchased at $5,097,301 on 4/1/14 collateralized by various U.S. Government Agency securities, 2.33% - 6.50%, 7/1/19 - 3/1/44, with a value of $38,414,203. (d)	5,097,301

	5,097,301	Undivided interest of 14.56% in a repurchase agreement (principal amount/value $35,009,177 with a maturity value of $35,009,255) with Merrill Lynch, Pierce, Fenner & Smith, 0.08%, dated 3/31/14 to be repurchased at $5,097,301 on 4/1/14 collateralized by various U.S. Government Agency securities, 1.33% - 5.00%, 11/1/19 - 12/1/44, with a value of $35,709,361. (d)	5,097,301

	1,072,991	Undivided interest of 7.08% in a repurchase agreement (principal amount/value $15,158,735 with a maturity value of $15,158,756) with Credit Suisse Securities (USA) LLC, 0.05%, dated 3/31/14 to be repurchased at $1,072,991 on 4/1/14 collateralized by U.S. Treasury securities, 0.00%, 8/15/23 - 5/15/43, with a value of $15,461,929. (d)	1,072,991

See notes to schedule of investments and financial statements

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$5,097,301	Undivided interest of 7.08% in a repurchase agreement (principal amount/value $72,009,976 with a maturity value of $72,010,156) with Citigroup Global Markets Inc, 0.09%, dated 3/31/14 to be repurchased at $5,097,301 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 4/3/14 - 2/15/41, with a value of $73,450,177. (d)	$5,097,301

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$5,097,301	Undivided interest of 7.17% in a repurchase agreement (principal amount/value $71,082,880 with a maturity value of $71,082,998) with HSBC Securities (USA) Inc, 0.06%, dated 3/31/14 to be repurchased at $5,097,301 on 4/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/14 - 11/15/30, with a value of $72,504,705. (d)	$5,097,301

		21,462,195

TOTAL SHORT TERM INVESTMENTS — 9.67% (Cost $92,526,116)		$92,526,116

TOTAL INVESTMENTS — 103.93% (Cost $750,267,149)		$993,755,192

OTHER ASSETS & LIABILITIES, NET — (3.93)%		$(37,558,698)

TOTAL NET ASSETS — 100.00%		$956,196,494

(a)	All or a portion of the security is on loan at March 31, 2014.
(b)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(c)	Non-income producing security.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See notes to schedule of investments and financial statements

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Notes to Schedule of Investments
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West T. Rowe Price Equity Income Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek substantial dividend income and also long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service.  Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

March 31, 2014

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.
Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total

Assets

Investments, at fair value:
Equity Investments:
Domestic Common Stock	$844,456,237	$—	$—	$844,456,237
Foreign Common Stock	42,077,313	14,250,841	—	56,328,154
Convertible Preferred Stock	—	444,685	—	444,685
Short Term Investments	—	92,526,116	—	92,526,116

Total Assets	$886,533,550	$107,221,642	$0	$993,755,192

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose

March 31, 2014

of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

March 31, 2014

2. UNREALIZED APPRECIATION (DEPRECIATION)
At March 31, 2014, the U.S. Federal income tax cost basis was $755,312,874. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $272,244,766 and gross depreciation of investments in which there was an excess of tax cost over value of $33,802,448 resulting in net appreciation of $238,442,318.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2014 the Fund had securities on loan valued at $20,978,499 and received collateral of $21,462,195 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCK
Basic Materials — 0.56%
23,842	Globe Specialty Metals Inc	$496,390

Communications — 5.94%
99,931	8x8 Inc (a)	1,080,254
18,711	ChannelAdvisor Corp (a)	706,153
40,556	Gray Television Inc (a)	420,566
10,464	HomeAway Inc (a)	394,179
11,262	LIN Media LLC Class A (a)	298,443
9,492	Marketo Inc (a)	310,104
12,674	RigNet Inc (a)	682,241
11,015	Yelp Inc (a)	847,384
6,478	Zillow Inc Class A (a)(b)	570,712
		5,310,036

Consumer, Cyclical — 13.13%
39,470	American Axle & Manufacturing Holdings Inc (a)	730,984
12,512	Asbury Automotive Group Inc (a)	692,039
27,576	Beazer Homes USA Inc (a)(b)	553,726
4,496	Buffalo Wild Wings Inc (a)	669,454
15,229	Carmike Cinemas Inc (a)	454,738
22,318	Five Below Inc (a)	948,069
9,533	G-III Apparel Group Ltd (a)	682,372
81,961	JetBlue Airways Corp (a)	712,241
31,113	Krispy Kreme Doughnuts Inc (a)	551,634
11,104	Lumber Liquidators Holdings Inc (a)	1,041,555
20,659	Noodles & Co (a)(b)	815,411
35,896	Orient-Express Hotels Ltd Class A (a)	517,261
6,405	Restoration Hardware Holdings Inc (a)	471,344
18,563	Ryland Group Inc	741,221
19,733	Spirit Airlines Inc (a)	1,172,140
16,883	Tenneco Inc (a)	980,396
		11,734,585

Consumer, Non-cyclical — 32.07%
13,873	ABIOMED Inc (a)(b)	361,253
17,899	Acadia Healthcare Co Inc (a)	807,603
15,020	Air Methods Corp (a)	802,519
16,776	Align Technology Inc (a)	868,829
7,007	Anika Therapeutics Inc (a)	287,988
52,631	Arena Pharmaceuticals Inc (a)(b)	331,575
12,271	Auxilium Pharmaceuticals Inc (a)(b)	333,526
121,805	AVANIR Pharmaceuticals Inc Class A (a)	447,024
10,683	Cambrex Corp (a)	201,588
14,461	Capella Education Co	913,212
34,683	Cardtronics Inc (a)	1,347,435
14,243	Cepheid Inc (a)	734,654
7,416	Corporate Executive Board Co	550,490
4,179	CoStar Group Inc (a)	780,386
26,678	Endologix Inc (a)	343,346
54,459	Exelixis Inc (a)(b)	192,785
30,701	H&E Equipment Services Inc (a)	1,241,855
14,124	Hain Celestial Group Inc (a)	1,291,922

Shares		Fair Value

Consumer, Non-cyclical — (continued)
24,999	HealthSouth Corp	$898,214
25,128	Heartland Payment Systems Inc	1,041,556
9,859	HeartWare International Inc (a)	924,577
18,856	HMS Holdings Corp (a)	359,207
16,554	ICON PLC (a)	787,143
14,421	Insmed Inc (a)	274,576
13,530	Isis Pharmaceuticals Inc (a)(b)	584,631
10,843	ITT Educational Services Inc (a)(b)	310,977
43,714	Keryx Biopharmaceuticals Inc (a)(b)	744,887
49,090	Kforce Inc	1,046,599
10,800	Lannett Co Inc (a)	385,776
12,195	LifePoint Hospitals Inc (a)	665,237
5,872	Ligand Pharmaceuticals Inc (a)	394,951
18,290	MAXIMUS Inc	820,489
19,969	Neurocrine Biosciences Inc (a)	321,501
24,472	NPS Pharmaceuticals Inc (a)	732,447
21,925	NuVasive Inc (a)	842,139
5,857	Pacira Pharmaceuticals Inc (a)	409,931
8,988	Portola Pharmaceuticals Inc (a)	232,789
3,386	Puma Biotechnology Inc (a)	352,618
7,050	Questcor Pharmaceuticals Inc (b)	457,756
24,325	Raptor Pharmaceutical Corp (a)(b)	243,250
19,357	Sangamo BioSciences Inc (a)(b)	349,975
9,168	Strayer Education Inc (a)(b)	425,670
22,861	Team Health Holdings Inc (a)	1,023,030
35,797	TrueBlue Inc (a)	1,047,420
16,204	United Natural Foods Inc (a)	1,149,188
		28,664,524

Energy — 3.56%
16,843	C&J Energy Services Inc (a)	491,142
31,668	Callon Petroleum Co (a)	265,061
11,673	Comstock Resources Inc	266,728
21,491	Flotek Industries Inc (a)	598,524
14,744	Helix Energy Solutions Group Inc (a)	338,817
56,490	Kodiak Oil & Gas Corp (a)	685,789
42,819	Willbros Group Inc (a)	540,376
		3,186,437

Financial — 12.59%
23,675	Cathay General Bancorp	596,373
24,170	eHealth Inc (a)	1,227,836
31,514	Ellie Mae Inc (a)	908,864
21,711	Encore Capital Group Inc (a)(b)	992,193
9,513	Financial Engines Inc	483,070
17,724	Hanmi Financial Corp	412,969
29,128	Hilltop Holdings Inc (a)	692,955
127,575	MGIC Investment Corp (a)	1,086,939
31,899	Portfolio Recovery Associates Inc (a)	1,845,676
20,969	PrivateBancorp Inc	639,764
38,730	Radian Group Inc	582,112
9,837	Stifel Financial Corp (a)	489,489
8,364	Texas Capital Bancshares Inc (a)	543,158

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

Financial — (continued)
38,791	United Community Banks Inc (a)	$752,934
		11,254,332

Industrial — 15.62%
2,890	Acuity Brands Inc	383,127
8,879	Astronics Corp (a)	563,017
6,348	Chart Industries Inc (a)(b)	504,983
11,875	EMCOR Group Inc	555,631
86,628	Headwaters Inc (a)	1,144,356
16,216	HEICO Corp	975,555
21,647	MasTec Inc (a)	940,346
9,714	Movado Group Inc	442,473
12,596	MSA Safety Inc (a)	717,972
110,836	Mueller Water Products Inc Class A	1,052,942
12,121	Powell Industries Inc	785,441
4,765	Power Solutions International Inc (a)	358,185
8,212	Proto Labs Inc (a)	555,706
18,430	Rexnord Corp (a)	534,101
27,232	Simpson Manufacturing Co Inc	962,107
55,484	Taser International Inc (a)	1,014,802
13,171	Universal Display Corp (a)(b)	420,287
16,477	Universal Forest Products Inc	911,837
34,903	USG Corp (a)(b)	1,142,026
		13,964,894

Technology — 16.66%
30,921	Aspen Technology Inc (a)	1,309,814
2,405	athenahealth Inc (a)	385,377
33,495	Bottomline Technologies (DE) Inc (a)	1,177,349
7,184	CommVault Systems Inc (a)	466,601
22,223	Cornerstone OnDemand Inc (a)	1,063,815
16,881	Guidewire Software Inc (a)	828,013
15,614	Imperva Inc (a)	869,700
35,742	Infoblox Inc (a)	716,984
75,281	Integrated Device Technology Inc (a)	920,687
15,902	Medidata Solutions Inc (a)	864,115
23,746	Omnicell Inc (a)	679,610
21,487	Proofpoint Inc (a)	796,738
17,444	PROS Holdings Inc (a)	549,660
31,234	Qlik Technologies Inc (a)	830,512
25,356	Qualys Inc (a)	644,803
10,688	SciQuest Inc (a)	288,736
3,540	Stratasys Ltd (a)	375,559
16,547	Synaptics Inc (a)	993,151
8,262	Ultimate Software Group Inc (a)	1,131,894
		14,893,118

TOTAL COMMON STOCK — 100.13% (Cost $73,937,696)		$89,504,316

Principal Amount		Fair Value

SHORT TERM INVESTMENTS
Repurchase Agreements — 8.56%
$382,478	Undivided interest of 2.52% in a repurchase agreement (principal amount/value $15,158,735 with a maturity value of $15,158,756) with Credit Suisse Securities (USA) LLC, 0.05%, dated 3/31/14 to be repurchased at $382,478 on 4/1/14 collateralized by U.S. Treasury securities, 0.00%, 8/15/23 - 5/15/43, with a value of $15,461,929. (c)	$382,478

1,816,924	Undivided interest of 2.52% in a repurchase agreement (principal amount/value $72,009,976 with a maturity value of $72,010,156) with Citigroup Global Markets Inc, 0.09%, dated 3/31/14 to be repurchased at $1,816,924 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 4/3/14 - 2/15/41, with a value of $73,450,177. (c)	1,816,924

1,816,924	Undivided interest of 2.56% in a repurchase agreement (principal amount/value $71,082,880 with a maturity value of $71,082,998) with HSBC Securities (USA) Inc, 0.06%, dated 3/31/14 to be repurchased at $1,816,924 on 4/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/14 - 11/15/30, with a value of $72,504,705. (c)	1,816,924

1,816,924	Undivided interest of 4.82% in a repurchase agreement (principal amount/value $37,660,983 with a maturity value of $37,661,067) with Goldman Sachs & Co, 0.08%, dated 3/31/14 to be repurchased at $1,816,924 on 4/1/14 collateralized by various U.S. Government Agency securities, 2.33% - 6.50%, 7/1/19 - 3/1/44, with a value of $38,414,203. (c)	1,816,924

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

	Principal Amount	Fair Value
	Repurchase Agreements — (continued)
$ 1,816,924	Undivided interest of 5.19% in a repurchase agreement (principal amount/value $35,009,177 with a maturity value of $35,009,255) with Merrill Lynch, Pierce, Fenner & Smith, 0.08%, dated 3/31/14 to be repurchased at $1,816,924 on 4/1/14 collateralized by various U.S. Government Agency securities, 1.33% - 5.00%, 11/1/19 - 12/1/44, with a value of $35,709,361. (c)	$1,816,924
	TOTAL SHORT TERM INVESTMENTS — 8.56% (Cost $7,650,174)	$7,650,174

	TOTAL INVESTMENTS — 108.69% (Cost $81,587,870)	$97,154,490
	OTHER ASSETS & LIABILITIES, NET — (8.69)%	$(7,768,681)
	TOTAL NET ASSETS — 100.00%	$89,385,809

	(a) Non-income producing security.
	(b) All or a portion of the security is on loan at March 31, 2014.
	(c) Collateral received for securities on loan.

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SMALL CAP GROWTH FUND
Notes to Schedule of Investments
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Small Cap Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service.  Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

March 31, 2014

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.
Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Equity Investments:
Domestic Common Stock	$88,199,912	$—	$—	$88,199,912
Foreign Common Stock	1,304,404	—	—	1,304,404
Short Term Investments	—	7,650,174	—	7,650,174

Total Assets	$89,504,316	$7,650,174	$0	$97,154,490

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

March 31, 2014

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements
In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)
At March 31, 2014, the U.S. Federal income tax cost basis was $81,845,962. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $17,450,333 and gross depreciation of investments in which there was an excess of tax cost over value of $2,141,805 resulting in net appreciation of $15,308,528.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2014 the Fund had securities on loan valued at $7,438,561 and received collateral of $7,650,174 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

ASSET-BACKED SECURITIES
Government Agency — 0.09%
	Federal National Mortgage Association(a)
$106,191	Series 2003-T4, Class 2A6 4.76%, 07/26/2033(b)	$112,895
17,140	Series 2004-T9, Class A1 0.28%, 04/25/2035	17,024
		129,919

Non-Agency — 33.28%
735,033	Americold 2010 LLC Trust Series 2010-ARTA, Class A1(c)
	3.85%, 01/14/2029	764,362
	Avis Budget Rental Car Funding AESOP LLC(c)
4,064,000	Series 2010-3A, Class A 4.64%, 05/20/2016	4,212,287
2,550,000	Series 2012-1A, Class A 2.05%, 08/20/2016	2,589,497
500,000	Series 2010-5A, Class A 3.15%, 03/20/2017	519,099
500,000	Series 2011-3A, Class A 3.41%, 11/20/2017	524,928
1,835,210	Banc of America Merrill Lynch Commercial Mortgage Inc Series 2005-1, Class A5(a)
	5.27%, 11/10/2042	1,884,770
	Bear Stearns Commercial Mortgage Securities Trust
1,016,817	Series 2005-PWR8, Class A4 4.67%, 06/11/2041	1,052,011
17,640	Series 2004-PWR4, Class A3 5.47%, 06/11/2041(a)	17,654
7,669	Series 2005-T20, Class AAB 5.12%, 10/12/2042(a)	7,747
1,525,000	Series 2005-T20, Class A4A 5.14%, 10/12/2042(a)	1,606,536
1,000,000	Cabela's Master Credit Card Trust Series 2010-2A, Class A1(c)
	2.29%, 09/17/2018	1,023,883
1,350,000	CAL Funding II Ltd Series 2013-1A, Class A(c)
	3.35%, 03/27/2028	1,346,387
35,771	Centex Home Equity Loan Trust Series 2004-A, Class AF6(a)
	4.27%, 01/25/2034	35,752
1,378,500	CLI Funding V LLC Series 2013-2A, Class NOTE(c)
	3.22%, 06/18/2028	1,365,947
	Commercial Mortgage Pass Through Certificates
2,106,899	Series 2013-CR10, Class A1 1.28%, 08/10/2046	2,108,353
2,299,594	Series 2013-LC13, Class A1 1.31%, 08/10/2046	2,301,880
	Cronos Containers Program Ltd(c)
1,275,000	Series 2012-2A, Class A 3.81%, 09/18/2027	1,287,135

Principal Amount		Fair Value

Non-Agency — (continued)
$908,333	Series 2013-1A, Class A 3.08%, 04/18/2028	$895,519
1,000,000	Enterprise Fleet Financing LLC Series 2013-2, Class A2(c)
	1.06%, 03/20/2019	1,003,194
53,941	Equity One Mortgage Pass Through Trust Series 2004-1, Class AF6(b)
	4.21%, 04/25/2034	54,526
2,000,000	GE Mortgage Securities Trust Series 2014-NEW, Class A1(c)
	1.76%, 01/10/2031	1,988,460
908,333	Global SC Finance II SRL Series 2013-1A, Class A(c)
	2.98%, 04/17/2028	893,657
608,948	GMAC Mortgage Corp Series 2007-HE2, Class A3
	6.19%, 12/25/2037	561,802
1,430,413	GS Mortgage Securities Corp II Series 2005-GG4, Class A4A
	4.75%, 07/10/2039	1,470,619
3,980,000	Hertz Vehicle Financing LLC Series 2009-2A, Class A2(c)
	5.29%, 03/25/2016	4,121,095
1,000,000	Honda Auto Receivables Owner Trust Series 2013-4, Class A3
	0.69%, 09/18/2017	1,001,256
	HSBC Home Equity Loan Trust USA
1,200,000	Series 2006-4, Class M1 0.42%, 03/20/2036(a)	1,119,470
26,026	Series 2006-4, Class A3F 5.30%, 03/20/2036(b)	26,037
497,851	Invitation Homes Trust Series 2013-SFR1, Class A(a)(c)
	1.40%, 12/17/2030	497,853
	JP Morgan Chase Commercial Mortgage Securities Trust
190,352	Series 2004-CBX, Class A5 4.65%, 01/12/2037	190,646
39,335	Series 2004-CB8, Class A1A 4.16%, 01/12/2039(c)	39,307
37,733	Series 2004-C2, Class A3 5.55%, 05/15/2041(a)	37,689
1,250,000	Series 2005-LDP2, Class A4 4.74%, 07/15/2042	1,292,069
500,000	Series 2005-LDP5, Class A4 5.24%, 12/15/2044(a)	527,771
2,150,000	Series 2011-C4, Class A2 3.34%, 07/15/2046(c)	2,247,503
	Morgan Stanley Capital I Trust(a)
75,459	Series 2004-IQ7, Class A4 5.43%, 06/15/2038	75,428
500,000	Series 2006-T21, Class A4 5.16%, 10/12/2052	529,685
237,856	Residential Funding Mortgage Securities II Home Loan Trust Series 2006-HI5, Class A3
	5.50%, 08/25/2025	241,336

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Non-Agency — (continued)
$1,238,039	Springleaf Mortgage Loan Trust Series 2012-2A, Class A(a)(c)
	2.22%, 10/25/2057	$1,255,060
163,525	Structured Receivables Finance 3 LLC Series 2006-A, Class A(c)
	5.55%, 01/15/2030	180,731
193,428	Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A1(c)
	3.35%, 11/15/2043	202,009
	WFRBS Commercial Mortgage Trust
645,754	Series 2011-C4, Class A1 1.61%, 06/15/2044(c)	650,941
250,000	Series 2011-C4, Class A2 3.45%, 06/15/2044(c)	261,753
1,000,000	Series 2011-C5, Class A2 2.68%, 11/15/2044	1,033,890
2,279,191	Series 2013-C16, Class A1 1.41%, 09/15/2046	2,290,883

		47,338,417

TOTAL ASSET-BACKED SECURITIES — 33.37% (Cost $47,452,959)		$47,468,336

BANK LOANS
735,417	Express Scripts Inc(a)
	1.99%, 08/29/2016	734,498

TOTAL BANK LOANS — 0.52% (Cost $734,448)		$734,498

CORPORATE BONDS AND NOTES
Basic Materials — 3.76%
1,750,000	Anglo American Capital PLC(c)
	9.38%, 04/08/2014	1,752,184
1,000,000	Freeport-McMoRan Copper & Gold Inc
	2.38%, 03/15/2018	997,130
1,000,000	Rio Tinto Finance USA PLC(d)
	1.63%, 08/21/2017	1,001,871
1,447,500	Xstrata Finance Canada Ltd(c)
	5.80%, 11/15/2016	1,593,637
		5,344,822

Communications — 5.19%
1,000,000	21st Century Fox America Inc
	8.00%, 10/17/2016	1,167,882
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc
	3.13%, 02/15/2016	519,596
500,000	Pearson Funding Two PLC(c)
	4.00%, 05/17/2016	528,594
2,000,000	Symantec Corp
	2.75%, 06/15/2017	2,055,552

Principal Amount		Fair Value

Communications — (continued)
$3,000,000	Verizon Communications Inc
	2.50%, 09/15/2016	$3,106,410
		7,378,034

Consumer, Cyclical — 6.24%
1,000,000	Carnival Corp
	1.20%, 02/05/2016	1,006,003
1,500,000	Cintas Corp No 2
	2.85%, 06/01/2016	1,549,371
500,000	Daimler Finance North America LLC(c)
	1.30%, 07/31/2015	503,485
1,000,000	Hanesbrands Inc
	6.38%, 12/15/2020	1,092,500
500,000	Hasbro Inc
	6.13%, 05/15/2014	503,164
692,381	JetBlue Airways 2004-2 G-1 Pass Through Trust(a)
	0.61%, 08/15/2016	683,727
1,000,000	Kia Motors Corp(c)
	3.63%, 06/14/2016	1,040,664
500,000	Volkswagen International Finance NV(c)
	1.88%, 04/01/2014	500,000
2,000,000	Whirlpool Corp
	1.35%, 03/01/2017	1,995,508
		8,874,422

Consumer, Non-cyclical — 5.87%
	Bunge Ltd Finance Corp
515,000	5.35%, 04/15/2014	515,742
933,000	4.10%, 03/15/2016	984,432
250,000	CareFusion Corp
	5.13%, 08/01/2014	253,654
505,000	Equifax Inc
	4.45%, 12/01/2014	517,451
500,000	Laboratory Corp of America Holdings
	3.13%, 05/15/2016	520,052
500,000	SABMiller PLC(c)
	6.50%, 07/01/2016	559,328
2,000,000	Total System Services Inc
	2.38%, 06/01/2018	1,972,098
1,000,000	Western Union Co
	2.38%, 12/10/2015	1,023,264
1,000,000	WM Wrigley Jr Co(c)
	1.40%, 10/21/2016	1,004,251
1,000,000	Zoetis Inc
	1.15%, 02/01/2016	1,003,974
		8,354,246

Energy — 3.92%
750,000	Husky Energy Inc
	5.90%, 06/15/2014	758,162
621,909	Kern River Funding Corp(c)
	4.89%, 04/30/2018	667,768

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value
Energy — (continued)
$1,500,000	Petrobras International Finance Co
	2.88%, 02/06/2015	$1,519,500
500,000	Phillips 66
	1.95%, 03/05/2015	505,827
486,000	Transcontinental Gas Pipe Line Co LLC
	6.40%, 04/15/2016	535,782
1,500,000	Transocean Inc
	4.95%, 11/15/2015	1,592,516
		5,579,555
Financial — 29.81%
	American Express Credit Corp
170,000	5.30%, 12/02/2015	182,558
750,000	1.30%, 07/29/2016	755,839
	Bank of America Corp
500,000	4.50%, 04/01/2015	518,739
1,000,000	3.70%, 09/01/2015	1,039,311
500,000	Bank of America NA
	1.13%, 11/14/2016	498,652
2,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd(c)
	1.20%, 03/10/2017	1,995,464
2,500,000	Barclays Bank PLC
	5.20%, 07/10/2014	2,532,712
1,050,000	Bear Stearns Cos LLC(a)
	0.62%, 11/21/2016	1,045,906
	Citigroup Inc
1,143,000	6.38%, 08/12/2014	1,166,998
952,000	4.75%, 05/19/2015	994,015
1,000,000	1.35%, 03/10/2017	995,166
1,500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
	3.38%, 01/19/2017	1,590,276
1,000,000	Duke Realty LP
	5.95%, 02/15/2017	1,113,669
1,000,000	Fifth Third Bancorp
	3.63%, 01/25/2016	1,049,203
	Ford Motor Credit Co LLC
2,000,000	7.00%, 04/15/2015	2,127,560
500,000	1.50%, 01/17/2017	498,512
	General Electric Capital Corp
1,750,000	0.62%, 07/10/2015(a)	1,756,886
1,393,000	4.38%, 09/21/2015	1,468,196
	Goldman Sachs Group Inc
1,500,000	6.00%, 05/01/2014	1,506,602
2,000,000	5.13%, 01/15/2015	2,070,206
500,000	Harley-Davidson Financial Services Inc(c)
	2.70%, 03/15/2017	515,801
1,000,000	HSBC Finance Corp(d)
	5.00%, 06/30/2015	1,049,859
1,000,000	Hyundai Capital Services(c)
	3.50%, 09/13/2017	1,046,315
	JPMorgan Chase & Co
500,000	4.75%, 03/01/2015	518,884
2,500,000	3.15%, 07/05/2016	2,616,122
250,000	Lehman Brothers Holdings Inc(e)(f)
	0.00%, 10/15/2020	59,375

Principal Amount		Fair Value
Financial — (continued)
$1,000,000	Macquarie Bank Ltd(c)
	1.65%, 03/24/2017	$996,926
	Morgan Stanley
1,500,000	6.00%, 05/13/2014	1,509,249
1,000,000	3.80%, 04/29/2016	1,053,259
1,000,000	NASDAQ OMX Group Inc
	4.00%, 01/15/2015	1,025,199
2,500,000	Nomura Holdings Inc
	5.00%, 03/04/2015	2,596,615
1,750,000	Prudential Financial Inc
	4.75%, 09/17/2015	1,848,775
1,500,000	Sumitomo Mitsui Banking Corp
	1.45%, 07/19/2016	1,511,512
1,000,000	Wachovia Corp
	5.75%, 02/01/2018	1,144,986
		42,399,347

Industrial — 5.54%
500,000	BAE Systems PLC(c)
	3.50%, 10/11/2016	522,378
1,227,070	Canadian National Railway Co Financing Pass Through Trust
	7.20%, 01/02/2016	1,346,949
739,303	Federal Express Corp 1998 Pass Through Trust
	6.85%, 01/15/2019	820,626
2,252,685	Federal Express Corp 2012 Pass Through Trust(c)
	2.63%, 01/15/2018	2,297,251
	Ryder System Inc
500,000	3.15%, 03/02/2015	510,768
250,000	7.20%, 09/01/2015	271,218
500,000	TTX Co(c)
	4.90%, 03/01/2015	518,895
255,656	Union Pacific Railroad Co 1999 Pass Through Trust
	7.60%, 01/02/2020	295,644
1,000,000	URS Corp
	3.85%, 04/01/2017	1,034,943
250,000	Waste Management Inc
	6.38%, 03/11/2015	263,058

		7,881,730

Technology — 2.44%
500,000	Dun & Bradstreet Corp
	2.88%, 11/15/2015	512,310
	Hewlett-Packard Co
250,000	4.75%, 06/02/2014	251,745
500,000	2.13%, 09/13/2015	509,784
1,000,000	3.30%, 12/09/2016(d)	1,051,746
1,000,000	Xerox Corp
	6.75%, 02/01/2017	1,137,958

		3,463,543

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Utilities — 1.90%
$500,000	Kentucky Power Co(c)
	6.00%, 09/15/2017	$551,414
277,000	PNPP II Funding Corp
	8.83%, 05/30/2016	297,401
1,000,000	Southwestern Electric Power Co
	5.55%, 01/15/2017	1,099,070
750,000	Westar Energy Inc
	6.00%, 07/01/2014	760,276

		2,708,161

TOTAL CORPORATE BONDS AND NOTES — 64.67% (Cost $90,959,763)		$91,983,860

MORTGAGE-BACKED SECURITIES
Non-Agency — 0.02%
25,429	CHL Mortgage Pass Through Trust Series 2003-15, Class 1A1(a)
	0.65%, 06/25/2018	25,083

TOTAL MORTGAGE-BACKED SECURITIES — 0.02% (Cost $23,012)		$25,083

SHORT TERM INVESTMENTS
Repurchase Agreements — 1.71%
520,000	Repurchase agreement (principal amount/value $520,000 with a maturity value of $520,001) with Merrill Lynch, Pierce, Fenner & Smith, 0.07%, dated 3/31/14, to be repurchased at $520,001 on 4/1/14, collateralized by a Federal National Mortgage Association security, 3.50%, 9/1/43, with a value of $530,400.	520,000

95,910	Undivided interest of 0.63% in a repurchase agreement (principal amount/value $15,158,735 with a maturity value of $15,158,756) with Credit Suisse Securities (USA) LLC, 0.05%, dated 3/31/14 to be repurchased at $95,910 on 4/1/14 collateralized by U.S. Treasury securities, 0.00%, 8/15/23 - 5/15/43, with a value of $15,461,929. (g)	95,910

Principal Amount		Fair Value

Repurchase Agreements - (continued)
$455,620	Undivided interest of 0.63% in a repurchase agreement (principal amount/value $72,009,976 with a maturity value of $72,010,156) with Citigroup Global Markets Inc, 0.09%, dated 3/31/14 to be repurchased at $455,620 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 4/3/14 - 2/15/41, with a value of $73,450,177. (g)	$455,620

455,620	Undivided interest of 0.64% in a repurchase agreement (principal amount/value $71,082,880 with a maturity value of $71,082,998) with HSBC Securities (USA) Inc, 0.06%, dated 3/31/14 to be repurchased at $455,620 on 4/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/14 - 11/15/30, with a value of $72,504,705. (g)	455,620

455,620	Undivided interest of 1.21% in a repurchase agreement (principal amount/value $37,660,983 with a maturity value of $37,661,067) with Goldman Sachs & Co, 0.08%, dated 3/31/14 to be repurchased at $455,620 on 4/1/14 collateralized by various U.S. Government Agency securities, 2.33% - 6.50%, 7/1/19 - 3/1/44, with a value of $38,414,203. (g)	455,620

455,620	Undivided interest of 1.30% in a repurchase agreement (principal amount/value $35,009,177 with a maturity value of $35,009,255) with Merrill Lynch, Pierce, Fenner & Smith, 0.08%, dated 3/31/14 to be repurchased at $455,620 on 4/1/14 collateralized by various U.S. Government Agency securities, 1.33% - 5.00%, 11/1/19 - 12/1/44, with a value of $35,709,361. (g)	455,620

TOTAL SHORT TERM INVESTMENTS - 1.71% (Cost $2,438,390)		$2,438,390

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

TOTAL INVESTMENTS - 100.29%	$142,650,167
OTHER ASSETS & LIABILITIES, NET - (0.29)%	$(412,098)
TOTAL NET ASSETS - 100.00%	$142,238,069

(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2014.
(b)
Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2014. Maturity date disclosed represents final maturity date.

(c)
Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2014, the aggregate cost and fair value of 144A securities was $44,165,588 and $44,464,962, respectively, representing 31.26% of net assets.

(d)	All or a portion of the security is on loan at March 31, 2014.
(e)	Security in bankruptcy at March 31, 2014.
(f)
Security in default; some interest payments received during the last 12 months. At March 31, 2014, the aggregate cost and fair value of securities in default was $0 and $59,375, respectively, representing 0.04% of net assets.

(g)	Collateral received for securities on loan.

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND
Notes to Schedule of Investments
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Short Duration Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek maximum total return that is consistent with preservation of capital and liquidity. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

March 31, 2014

Class	Inputs

Fixed Income Investments:
Asset-Backed Securities
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Domestic Corporate Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Corporate Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2014, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Restricted Securities

Restricted securities held by the Fund may not be sold except in exempt transactions or in public offerings registered under Rule 144A of the Securities Act of 1933, as amended.  Securities exempt from registration may normally be resold to qualified institutional buyers.  These securities are valued under methods approved by the Board of Directors.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent

March 31, 2014

receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid quarterly. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)
At March 31, 2014, the U.S. Federal income tax cost basis was $141,608,572. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $1,462,777 and gross depreciation of investments in which there was an excess of tax cost over value of $421,182 resulting in net appreciation of $1,041,595.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is

March 31, 2014

authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2014 the Fund had securities on loan valued at $1,870,309 and received collateral of $1,918,390 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 2.66%
109,000	Agnico Eagle Mines Ltd (a)	$3,297,250
110,000	Celanese Corp Class A	6,106,100
110,000	Franco-Nevada Corp	4,563,184
119,000	Rockwood Holdings Inc	8,853,600
		22,820,134

Communications — 7.63%
99,000	Aimia Inc	1,439,490
65,000	Charter Communications Inc Class A (b)	8,008,000
88,930	Coupons.com Inc (b)(c)(d)	2,082,514
10,000	Coupons.com Inc (a)(b)	246,500
189,000	DigitalGlobe Inc (b)	5,482,890
73,000	FactSet Research Systems Inc (a)	7,870,130
291,000	Groupon Inc (a)(b)	2,281,440
44,000	IPG Photonics Corp (a)(b)	3,127,520
525,000	JDS Uniphase Corp (b)	7,350,000
11,000	LinkedIn Corp Class A (b)	2,034,340
145,000	Motorola Solutions Inc	9,322,050
9,000	Netflix Inc (b)	3,168,270
82,800	Rackspace Hosting Inc (b)	2,717,496
18,000	TripAdvisor Inc (b)	1,630,620
160,800	VeriSign Inc (a)(b)	8,668,728
		65,429,988

Consumer, Cyclical — 15.82%
18,000	AutoZone Inc (b)	9,667,800
274,000	CarMax Inc (b)	12,823,200
9,000	Chipotle Mexican Grill Inc (b)	5,112,450
111,000	Choice Hotels International Inc (a)	5,106,000
131,000	Coach Inc	6,505,460
154,000	Dollar General Corp (b)	8,543,920
119,000	Dollar Tree Inc (b)	6,209,420
164,000	DSW Inc Class A	5,881,040
30,400	Extended Stay America Inc	692,208
192,000	Fastenal Co	9,469,440
91,000	Harley-Davidson Inc	6,061,510
55,000	Harman International Industries Inc	5,852,000
80,000	L Brands Inc	4,541,600
147,000	Marriott International Inc Class A	8,234,940
270,000	Norwegian Cruise Line Holdings Ltd (b)	8,712,900
64,000	O'Reilly Automotive Inc (b)	9,496,960
15,000	Panera Bread Co Class A (b)	2,647,050
880,000	Rite Aid Corp (b)	5,517,600
12,000	Tesla Motors Inc (b)	2,501,400
82,000	Tim Hortons Inc (a)	4,535,420
55,000	WABCO Holdings Inc (b)	5,805,800
60,200	Wolverine World Wide Inc	1,718,710
		135,636,828

Consumer, Non-cyclical — 27.16%
8,000	Alexion Pharmaceuticals Inc (b)	1,217,040
192,000	Alkermes PLC (b)	8,465,280

Shares		Fair Value

Consumer, Non-cyclical — (continued)
37,000	Alnylam Pharmaceuticals Inc (b)	$2,484,180
81,400	ARAMARK Holdings Corp	2,354,088
276,000	Bruker Corp (b)	6,290,040
229,000	CareFusion Corp (b)	9,210,380
66,000	Cooper Cos Inc	9,065,760
199,000	CoreLogic Inc (b)	5,977,960
102,000	Covance Inc (b)	10,597,800
26,000	Cubist Pharmaceuticals Inc (b)	1,901,900
177,000	Dean Foods Co	2,736,420
249,000	DENTSPLY International Inc	11,463,960
110,000	Envision Healthcare Holdings Inc (b)	3,721,300
110,000	Equifax Inc	7,483,300
136,000	Gartner Inc Class A (b)	9,443,840
91,000	Global Payments Inc	6,471,010
73,000	Henry Schein Inc (b)	8,714,010
226,000	Hertz Global Holdings Inc (b)	6,020,640
147,000	Hospira Inc (b)	6,357,750
78,000	IDEXX Laboratories Inc (b)	9,469,200
27,000	Illumina Inc (b)	4,013,820
83,000	Incyte Corp Ltd (b)	4,442,160
18,000	Intuitive Surgical Inc (b)	7,883,820
18,000	Keurig Green Mountain Inc (b)	1,900,620
36,000	Laboratory Corp of America Holdings (b)	3,535,560
100,000	Manpowergroup Inc	7,883,000
92,000	MEDNAX Inc (b)	5,702,160
15,000	Pharmacyclics Inc (b)	1,503,300
16,000	Puma Biotechnology Inc (b)	1,666,240
272,000	Quanta Services Inc (b)	10,036,800
20,000	Seattle Genetics Inc (b)	911,200
35,400	Sirona Dental Systems Inc (b)	2,643,318
106,100	Sprouts Farmers Market Inc (b)	3,822,783
60,000	Teleflex Inc	6,434,400
9,000	Towers Watson & Co Class A	1,026,450
73,000	TreeHouse Foods Inc (b)	5,255,270
73,000	Universal Health Services Inc Class B	5,991,110
211,000	Vantiv Inc Class A (b)	6,376,420
105,000	Verisk Analytics Inc Class A (b)	6,295,800
46,000	Vertex Pharmaceuticals Inc (b)	3,253,120
289,000	WhiteWave Foods Co Class A (b)	8,248,060
91,000	Whole Foods Market Inc	4,614,610
		232,885,879

Energy — 5.47%
54,000	Concho Resources Inc (b)	6,615,000
137,000	CONSOL Energy Inc	5,473,150
128,000	EQT Corp	12,412,160
35,400	Laredo Petroleum Inc (b)	915,444
29,000	Pioneer Natural Resources Co	5,427,060
127,000	Range Resources Corp	10,537,190
77,000	SM Energy Co	5,489,330
		46,869,334

Financial — 7.95%
137,000	CBOE Holdings Inc	7,754,200

See Notes to Schedule of Investments.
March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

Financial — (continued)
348,000	Fidelity National Financial Inc Class A	$10,941,120
146,000	HCC Insurance Holdings Inc	6,641,540
34,100	Intercontinental Exchange Group Inc	6,746,003
63,000	Jones Lang LaSalle Inc	7,465,500
85,000	LPL Financial Holdings Inc	4,465,900
274,000	Progressive Corp	6,636,280
194,000	Santander Consumer USA Holdings Inc (b)	4,671,520
257,000	TD Ameritrade Holding Corp	8,725,150
94,000	Willis Group Holdings PLC	4,148,220
		68,195,433

Industrial — 16.54%
50,000	Acuity Brands Inc	6,628,500
176,000	Agilent Technologies Inc	9,841,920
183,000	AMETEK Inc	9,422,670
307,000	Babcock & Wilcox Co	10,192,400
91,000	Ball Corp	4,987,710
18,000	Cognex Corp (b)	609,480
97,000	Colfax Corp (b)	6,919,010
35,000	FEI Co	3,605,700
165,000	IDEX Corp	12,026,850
73,000	JB Hunt Transport Services Inc	5,250,160
56,000	Kansas City Southern	5,715,360
44,000	Martin Marietta Materials Inc	5,647,400
8,000	Mettler-Toledo International Inc (b)	1,885,440
37,000	Nordson Corp	2,608,130
141,000	Pall Corp	12,615,270
177,000	Rexnord Corp (b)	5,129,460
73,000	Roper Industries Inc	9,746,230
202,000	Sensata Technologies Holding NV (b)	8,613,280
366,000	Textron Inc	14,380,140
128,000	Trimble Navigation Ltd (b)	4,975,360
23,900	Waste Connections Inc	1,048,254
		141,848,724

Technology — 11.00%
127,000	Akamai Technologies Inc (b)	7,392,670
208,000	Altera Corp	7,537,920
586,000	Atmel Corp (b)	4,898,960
72,000	Avago Technologies Ltd	4,637,520
55,000	Concur Technologies Inc (b)	5,448,850
37,000	Cree Inc (b)	2,092,720
16,184	Dropbox Inc (b)(c)(d)	309,134
74,000	Fidelity National Information Services Inc	3,955,300
256,000	Fiserv Inc (b)	14,512,640
117,000	IHS Inc Class A (b)	14,215,500
73,000	Microchip Technology Inc (a)	3,486,480
128,000	MSCI Inc Class A (b)	5,506,560
182,000	Red Hat Inc (b)	9,642,360
36,000	ServiceNow Inc (b)	2,157,120
37,000	Veeva Systems Inc Class A (a)(b)	987,900
18,000	Workday Inc Class A (b)	1,645,740
109,000	Xilinx Inc	5,915,430

Shares		Fair Value

Utilities — 0.62%
255,000	Calpine Corp (b)	$5,332,050

TOTAL COMMON STOCK — 94.85% (Cost $555,170,904)		$813,361,174

CONVERTIBLE PREFERRED STOCK
Consumer, Cyclical — 0.02%
254,930	Living Social Series E, 0.00%(b)(c)(d)	152,958

Technology — 0.26%
20,098	Dropbox Series A, 0.00%(b)(c)(d)	383,896
98,726	Dropbox Series A-1, 0.00%(b)(c)(d)	1,885,785
		2,269,681

TOTAL CONVERTIBLE PREFERRED STOCK — 0.28% (Cost $2,515,860)		$2,422,639

Principal Amount

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 2.91%
$25,000,000	International Bank for Reconstruction & Development
	0.01%, 04/01/2014	25,000,000

U.S. Government Agency Bonds and Notes — 2.80%
4,000,000	Federal Home Loan Bank
	0.00%, 04/01/2014	4,000,000
20,000,000	Federal Home Loan Mortgage Corp
	0.02%, 04/04/2014	19,999,975
		23,999,975

U.S. Treasury Bonds and Notes — 0.01%
85,000	U.S. Treasury Bills
	0.10%, 05/29/2014	84,986

Repurchase Agreements — 1.75%
750,148	Undivided interest of 4.95% in a repurchase agreement (principal amount/value $15,158,735 with a maturity value of $15,158,756) with Credit Suisse Securities (USA) LLC, 0.05%, dated 3/31/14 to be repurchased at $750,148 on 4/1/14 collateralized by U.S. Treasury securities, 0.00%, 8/15/23 - 5/15/43, with a value of $15,461,929. (e)	750,148

See Notes to Schedule of Investments.
March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,563,596	Undivided interest of 4.95% in a repurchase agreement (principal amount/value $72,009,976 with a maturity value of $72,010,156) with Citigroup Global Markets Inc, 0.09%, dated 3/31/14 to be repurchased at $3,563,596 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 4/3/14 - 2/15/41, with a value of $73,450,177. (e)	$3,563,596

3,563,596	Undivided interest of 5.01% in a repurchase agreement (principal amount/value $71,082,880 with a maturity value of $71,082,998) with HSBC Securities (USA) Inc, 0.06%, dated 3/31/14 to be repurchased at $3,563,596 on 4/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/14 - 11/15/30, with a value of $72,504,705. (e)	3,563,596

3,563,596	Undivided interest of 9.46% in a repurchase agreement (principal amount/value $37,660,983 with a maturity value of $37,661,067) with Goldman Sachs & Co, 0.08%, dated 3/31/14 to be repurchased at $3,563,596 on 4/1/14 collateralized by various U.S. Government Agency securities, 2.33% - 6.50%, 7/1/19 - 3/1/44, with a value of $38,414,203. (e)	3,563,596

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$3,563,596	Undivided interest of 9.63% in a repurchase agreement (principal amount/value $37,000,799 with a maturity value of $37,000,871) with Scotia Capital (USA) Inc, 0.07%, dated 3/31/14 to be repurchased at $3,563,596 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.00% - 6.50%, 1/31/16 - 11/1/43, with a value of $37,740,890. (e)	$3,563,596

		15,004,532

TOTAL SHORT TERM INVESTMENTS — 7.47% (Cost $64,089,493)		$64,089,493

TOTAL INVESTMENTS — 102.60% (Cost $621,776,257)		$879,873,306

OTHER ASSETS & LIABILITIES, NET — (2.60)%		$(22,308,574)

TOTAL NET ASSETS — 100.00%		$857,564,732

(a)	All or a portion of the security is on loan at March 31, 2014.
(b)	Non-income producing security.
(c)	Restricted security; further details of these securities are included in a subsequent table.
(d)	Domestic security is fair valued under procedures adopted by the Board of Directors.
(e)	Collateral received for securities on loan.

At March 31, 2014, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets

Coupons.com Inc	N/A	N/A	06/01/2011	$1,217,107	$2,082,514	0.24%
Dropbox Inc	N/A	N/A	05/01/2012	146,451	309,134	0.04

See Notes to Schedule of Investments.
March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets

Dropbox Series A	0.00%	N/A	05/01/2012	$181,869	$383,896	0.04%
Dropbox Series A-1	0.00	N/A	05/01/2012	893,381	1,885,785	0.22
Living Social Series E	0.00	N/A	04/01/2011	1,440,610	152,958	0.02
				$3,879,418	$4,814,287	0.56%

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.
March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Notes to Schedule of Investments
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West T. Rowe Price Mid Cap Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service.  Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

March 31, 2014

Class	Inputs
Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.
Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Equity Investments:
Domestic Common Stock	$771,269,882	$2,082,514	$309,134	$773,661,530
Foreign Common Stock	39,699,644	—	—	39,699,644
Convertible Preferred Stock	—	—	2,422,639	2,422,639
Short Term Investments	—	64,089,493	—	64,089,493
Total Assets	$810,969,526	$66,172,007	$2,731,773	$879,873,306

Restricted Securities

Restricted securities held by the Fund may not be sold except in exempt transactions or in public offerings registered under Rule 144A of the Securities Act of 1933, as amended.  Securities exempt from registration may normally be resold to qualified institutional buyers.  These securities are valued under methods approved by the Board of Directors.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent

March 31, 2014

receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements
In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an

March 31, 2014

investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)
At March 31, 2014, the U.S. Federal income tax cost basis was $622,590,712. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $267,356,839 and gross depreciation of investments in which there was an excess of tax cost over value of $10,074,245 resulting in net appreciation of $257,282,594.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2014 the Fund had securities on loan valued at $14,634,310 and received collateral of $15,004,532 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

FOREIGN GOVERNMENT BONDS AND NOTES
	Brazil Letras do Tesouro Nacional(a)
$120,000	BRL, 0.00%, 04/01/2014	$528,441
74,300	BRL, 0.00%, 01/01/2015	301,858
170,000	BRL, 0.00%, 01/01/2016	611,991
328,000	BRL, 0.00%, 01/01/2017	1,045,149
	Brazil Notas do Tesouro Nacional Series B
284,000	BRL, 6.00%, 05/15/2015	3,120,295
898	BRL, 6.00%, 08/15/2016	965,034
460,000	BRL, 6.00%, 08/15/2018	4,855,840
93,000	BRL, 6.00%, 08/15/2022	964,110
100,000	BRL, 6.00%, 05/15/2045	987,257
	Brazil Notas do Tesouro Nacional Series F
140,000	BRL, 10.00%, 01/01/2017	599,061
212,000	BRL, 10.00%, 01/01/2019	874,929
65,000	BRL, 10.00%, 01/01/2021	260,517
288,000	BRL, 10.00%, 01/01/2023	1,095,901
	Canadian Government Bond
580,000	CAD, 0.75%, 05/01/2014	524,597
1,580,000	CAD, 3.00%, 06/01/2014	1,434,134
3,183,000	CAD, 2.25%, 08/01/2014	2,892,053
1,851,000	CAD, 1.00%, 11/01/2014	1,674,908
1,646,000	CAD, 2.00%, 12/01/2014	1,499,461
4,498,000	CAD, 1.00%, 02/01/2015	4,070,090
3,710,000	Export-Import Bank of Korea(b)
	SEK, 1.45%, 05/19/2014	573,636
	Financing of Infrastructural Projects State Enterprise(b)
100,000	8.38%, 11/03/2017	87,000
200,000	7.40%, 04/20/2018	173,500
	Hungary Government Bond
161,190,000	HUF, 6.75%, 08/22/2014	733,021
24,500,000	HUF, 8.00%, 02/12/2015	114,319
46,880,000	HUF, 7.75%, 08/24/2015	222,710
39,000,000	HUF, 5.50%, 02/12/2016	180,759
1,466,080,000	HUF, 5.50%, 12/22/2016	6,814,967
51,880,000	HUF, 6.75%, 02/24/2017	249,184
443,280,000	HUF, 6.75%, 11/24/2017	2,141,833
149,400,000	HUF, 4.00%, 04/25/2018	654,943
361,750,000	HUF, 5.50%, 12/20/2018	1,678,325
75,880,000	HUF, 6.50%, 06/24/2019	365,411
26,690,000	HUF, 7.50%, 11/12/2020	135,673
44,240,000	HUF, 7.00%, 06/24/2022	219,371
14,490,000	HUF, 6.00%, 11/24/2023	67,668
16,250,000	HUF, 5.50%, 06/24/2025	71,967
	Hungary Government International Bond
40,000	EUR, 4.38%, 07/04/2017	57,667
1,370,000	4.13%, 02/19/2018	1,390,550
910,000	EUR, 5.75%, 06/11/2018	1,379,586
1,195,000	6.25%, 01/29/2020	1,304,044
1,100,000	EUR, 3.88%, 02/24/2020	1,542,094
1,310,000	6.38%, 03/29/2021	1,432,812
2,540,000	5.38%, 02/21/2023	2,575,306
710,000	Iceland Government International Bond(b)
	5.88%, 05/11/2022	769,462

Principal Amount		Fair Value

Foreign Government Bonds and Notes — (continued)
	Indonesia Treasury Bond
$23,750,000,000	IDR, 10.75%, 05/15/2016	$2,226,558
10,000,000,000	IDR, 11.50%, 09/15/2019	1,025,526
25,793,000,000	IDR, 11.00%, 11/15/2020	2,624,705
1,245,000,000	IDR, 8.25%, 07/15/2021	111,020
3,510,000,000	IDR, 12.90%, 06/15/2022	397,037
2,400,000,000	IDR, 12.00%, 09/15/2026	267,697
42,000,000	Inter-American Development Bank
	MXP, 7.50%, 12/05/2024	3,570,909
	Ireland Government Bond
1,756,000	EUR, 5.50%, 10/18/2017	2,793,580
717,000	EUR, 4.50%, 10/18/2018	1,120,581
1,769,000	EUR, 4.40%, 06/18/2019	2,768,986
3,445,000	EUR, 5.90%, 10/18/2019	5,768,798
1,609,000	EUR, 4.50%, 04/18/2020	2,524,366
4,305,000	EUR, 5.00%, 10/18/2020	6,954,828
2,803,130	EUR, 5.40%, 03/13/2025	4,632,890
9,100,000	Kommuninvest I Sverige AB
	SEK, 2.25%, 05/05/2014	1,407,850
	Korea Monetary Stabilization Bond
427,490,000	KRW, 3.59%, 04/02/2014	401,606
208,600,000	KRW, 2.55%, 05/09/2014	195,962
506,810,000	KRW, 3.28%, 06/02/2014	476,659
3,114,000,000	KRW, 2.57%, 06/09/2014	2,925,325
222,300,000	KRW, 2.82%, 08/02/2014	208,990
3,076,000,000	KRW, 2.72%, 09/09/2014	2,890,980
886,200,000	KRW, 2.78%, 10/02/2014	833,192
555,700,000	KRW, 2.84%, 12/02/2014	522,799
686,670,000	KRW, 2.74%, 02/02/2015	645,560
2,763,620,000	KRW, 2.47%, 04/02/2015	2,591,231
3,358,900,000	KRW, 2.76%, 06/02/2015	3,157,785
5,667,770,000	KRW, 2.80%, 08/02/2015	5,330,466
208,000,000	KRW, 2.81%, 10/02/2015	195,597
8,002,700,000	KRW, 2.90%, 12/02/2015	7,536,204
290,870,000	KRW, 2.78%, 02/02/2016	273,208
	Korea Treasury Bond
155,590,000	KRW, 3.50%, 06/10/2014	146,412
183,000,000	KRW, 3.25%, 12/10/2014	172,641
66,900,000	KRW, 4.50%, 03/10/2015	63,912
928,500,000	KRW, 3.25%, 06/10/2015	877,833
348,000,000	KRW, 4.00%, 09/10/2015	332,651
9,585,290,000	KRW, 2.75%, 12/10/2015	9,001,201
133,800,000	KRW, 4.00%, 03/10/2016	128,516
2,701,800,000	KRW, 2.75%, 06/10/2016	2,534,039
2,635,600,000	KRW, 3.00%, 12/10/2016	2,484,322
	Lithuania Government International Bond
810,000	7.38%, 02/11/2020	976,050
730,000	6.13%, 03/09/2021(b)	834,171
	Malaysia Government Bond
7,870,000	MYR, 3.43%, 08/15/2014	2,413,599
9,040,000	MYR, 3.74%, 02/27/2015	2,783,863
4,790,000	MYR, 3.84%, 08/12/2015	1,480,532
17,796,000	MYR, 4.72%, 09/30/2015	5,575,535
1,810,000	MYR, 3.20%, 10/15/2015	554,954
4,400,000	MYR, 3.17%, 07/15/2016	1,342,738
	Mexican Bonos
9,087,000	MXP, 7.00%, 06/19/2014	701,038
61,930,000	MXP, 9.50%, 12/18/2014	4,937,053
6,959,000	MXP, 6.00%, 06/18/2015	546,941

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Foreign Government Bonds and Notes — (continued)
$58,253,000	MXP, 8.00%, 12/17/2015	$4,758,595
11,753,000	MXP, 6.25%, 06/16/2016	942,034
9,688,000	MXP, 7.25%, 12/15/2016	798,557
	Mexican Udibonos
395,400	MXP, 4.50%, 12/18/2014	159,719
1,045,000	MXP, 5.00%, 06/16/2016	445,648
1,048,000	MXP, 3.50%, 12/14/2017	441,056
721,000	MXP, 4.00%, 06/13/2019	312,662
567,000	MXP, 2.50%, 12/10/2020	228,078
9,220,000	Peru Government Bond
	PEN, 7.84%, 08/12/2020	3,640,281
	Philippine Government Bond
3,200,000	PHP, 7.00%, 01/27/2016	77,396
24,100,000	PHP, 1.63%, 04/25/2016	528,520
1,710,000	PHP, 9.13%, 09/04/2016	43,873
	Poland Government Bond
2,995,000	PLN, 0.00%, 07/25/2014(a)	982,849
3,319,000	PLN, 5.50%, 04/25/2015	1,128,908
3,448,000	PLN, 0.00%, 07/25/2015(a)	1,099,921
2,573,000	PLN, 6.25%, 10/24/2015	894,823
16,247,000	PLN, 0.00%, 01/25/2016(a)	5,096,329
15,020,000	PLN, 5.00%, 04/25/2016	5,161,976
19,600,000	PLN, 4.75%, 10/25/2016	6,737,622
4,072,000	PLN, 2.72%, 01/25/2017(c)	1,343,687
4,130,000	PLN, 2.72%, 01/25/2021(c)	1,337,149
2,600,000	Poland Government International Bond
	6.38%, 07/15/2019	3,050,450
	Republic of Serbia(b)
410,000	5.25%, 11/21/2017	425,375
810,000	4.88%, 02/25/2020	810,000
900,000	7.25%, 09/28/2021	1,008,090
3,397,600	Russian Foreign Eurobond(d)
	4.69%, 03/31/2030	3,864,770
	Singapore Government Bond
1,390,000	SGD, 3.63%, 07/01/2014	1,114,072
30,000	SGD, 1.13%, 04/01/2016	24,149
	Slovenia Government International Bond(b)
1,370,000	5.50%, 10/26/2022	1,460,762
1,210,000	5.85%, 05/10/2023	1,318,900
35,880,000	Sweden Government Bond
	SEK, 6.75%, 05/05/2014	5,573,183
	Ukraine Government International Bond(b)
100,000	EUR, 4.95%, 10/13/2015	128,122
860,000	6.25%, 06/17/2016	812,700
855,000	6.58%, 11/21/2016	803,700
1,540,000	9.25%, 07/24/2017	1,509,200
1,480,000	7.75%, 09/23/2020	1,383,800
3,280,000	7.95%, 02/23/2021	3,083,200
2,740,000	7.80%, 11/28/2022	2,537,925
3,000,000	7.50%, 04/17/2023	2,775,000

Principal Amount		Fair Value

Foreign Government Bonds and Notes — (continued)
$1,505,000	Vietnam Government International Bond(b)
	6.75%, 01/29/2020	$1,679,956

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 62.17% (Cost $208,546,915)		$227,033,367

MUNICIPAL BONDS AND NOTES
140,000	County of Bexar Texas Series A
	5.25%, 08/15/2047	148,669

TOTAL MUNICIPAL BONDS AND NOTES — 0.04% (Cost $124,923)		$148,669

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 14.00%
	Bank Negara Malaysia Monetary Notes
2,480,000	MYR, 0.00%, 04/03/2014	759,455
1,800,000	MYR, 2.67%, 04/10/2014	550,814
140,000	MYR, 2.77%, 04/15/2014	42,824
1,470,000	MYR, 2.90%, 05/15/2014	448,555
505,000	MYR, 2.91%, 05/20/2014	154,033
2,170,000	MYR, 2.92%, 05/27/2014	661,509
1,030,000	MYR, 2.92%, 06/03/2014	313,810
2,205,000	MYR, 2.92%, 06/05/2014	671,689
3,980,000	MYR, 2.92%, 09/25/2014	1,201,715
1,300,000	MYR, 2.93%, 06/10/2014	395,846
160,000	MYR, 2.93%, 06/12/2014	48,712
2,340,000	MYR, 2.93%, 06/17/2014	712,121
2,990,000	MYR, 2.93%, 06/19/2014	909,785
590,000	MYR, 2.94%, 06/24/2014	179,450
560,000	MYR, 2.94%, 07/03/2014	170,202
780,000	MYR, 2.94%, 07/08/2014	236,971
140,000	MYR, 2.94%, 07/10/2014	42,526
770,000	MYR, 2.94%, 07/15/2014	233,801
410,000	MYR, 2.94%, 07/17/2014	124,471
1,030,000	MYR, 2.94%, 07/24/2014	312,520
1,730,000	MYR, 2.95%, 08/05/2014	524,403
1,030,000	MYR, 2.95%, 08/14/2014	311,990
340,000	MYR, 2.95%, 08/21/2014	102,929
1,890,000	MYR, 2.96%, 09/09/2014	571,283
2,120,000	MYR, 2.96%, 09/11/2014	640,700
2,720,000	MYR, 2.96%, 09/18/2014	821,565
3,800,000	MYR, 2.96%, 10/02/2014	1,146,476
2,935,000	MYR, 2.96%, 10/16/2014	884,500
2,345,000	MYR, 2.96%, 10/28/2014	706,010
485,000	MYR, 2.96%, 11/06/2014	145,911
2,060,000	MYR, 2.97%, 11/18/2014	619,128
590,000	MYR, 2.97%, 12/02/2014	177,117
570,000	MYR, 2.98%, 12/16/2014	170,913
1,300,000	MYR, 2.98%, 01/08/2015	389,052
100,000	MYR, 2.99%, 01/20/2015	29,897
5,030,000	MYR, 2.99%, 02/17/2015	1,500,372
1,030,000	MYR, 3.31%, 03/05/2015	305,937
14,420,000	Hungary Treasury Bills
	HUF, 2.75%, 06/25/2014	64,228

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Principal Amount		Fair Value

Foreign Government Bonds and Notes — (continued)
	Malaysia Treasury Bills
$1,540,000	MYR, 2.85%, 04/24/2014	$470,716
90,000	MYR, 2.92%, 05/30/2014	27,429
	Mexico Cetes
15,089,000	MXP, 3.30%, 04/30/2014	1,152,591
4,696,000	MXP, 3.39%, 07/10/2014	356,350
6,408,000	MXP, 3.48%, 04/03/2014	490,685
51,011,000	MXP, 3.51%, 10/16/2014	3,833,747
76,361,400	MXP, 3.54%, 12/11/2014	5,707,145
	Philippine Treasury Bills
9,620,000	PHP, 0.00%, 04/02/2014	214,517
10,610,000	PHP, 1.10%, 04/10/2014	236,522
77,240,000	PHP, 1.37%, 10/08/2014	1,710,096
690,000	PHP, 1.38%, 08/06/2014	15,312
9,860,000	PHP, 1.41%, 09/03/2014	218,556
1,750,000	PHP, 1.46%, 07/02/2014	38,879
	Singapore Treasury Bills
2,080,000	SGD, 0.19%, 04/04/2014	1,653,515
35,000	SGD, 0.19%, 04/04/2014	27,823
410,000	SGD, 0.23%, 04/11/2014	325,918
80,000	SGD, 0.24%, 04/25/2014	63,588
7,760,000	SGD, 0.24%, 05/02/2014	6,167,704
480,000	SGD, 0.24%, 05/09/2014	381,489

Principal Amount		Fair Value

Foreign Government Bonds and Notes — (continued)
$550,000	SGD, 0.24%, 05/16/2014	$437,102
4,260,000	SGD, 0.25%, 05/23/2014	3,385,391
3,918,000	SGD, 0.90%, 08/19/2014	3,103,907
24,770,000	Sweden Treasury Bills
	SEK, 0.70%, 06/18/2014	3,821,300
		51,123,502

U.S. Government Agency Bonds and Notes — 13.69%
50,000,000	Federal Home Loan Bank
	0.00%, 04/01/2014	50,000,000

TOTAL SHORT TERM INVESTMENTS — 27.69% (Cost $101,548,333)		$101,123,502

TOTAL INVESTMENTS — 89.90% (Cost $310,220,171)		$328,305,538
OTHER ASSETS & LIABILITIES, NET — 10.10%		$36,876,739
TOTAL NET ASSETS — 100.00%		$365,182,277

(a)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(b)
Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2014, the aggregate cost and fair value of 144A securities was $21,196,964 and $22,174,499, respectively, representing 6.07% of net assets.

(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2014.
(d)
Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2014. Maturity date disclosed represents final maturity date.

At March 31, 2014, the Fund held the following forward foreign currency contracts:

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
DB	SEK	14,090,000	EUR	1,616,085	October 2014	$(84,894)
HSB	SGD	656,000	USD	521,048	June 2014	456
JPM	SGD	542,000	USD	428,259	June 2014	2,619
JPM	SGD	3,186,600	USD	2,519,407	July 2014	14,024
MS	SGD	2,113,440	USD	1,666,751	August 2014	13,497
HSB	SGD	938,000	USD	739,834	August 2014	5,919
DB	SGD	2,264,000	USD	1,782,572	August 2014	17,436
HSB	SGD	1,876,300	USD	1,480,444	September 2014	11,407
HSB	SGD	349,000	USD	276,108	February 2015	1,450
UBS	USD	549,885	EUR	420,000	April 2014	(28,717)
BB	USD	899,079	EUR	688,905	April 2014	(49,945)
JPM	USD	940,924	JPY	91,900,000	April 2014	50,444
JPM	USD	1,315,337	EUR	1,003,563	April 2014	(67,185)
HSB	USD	1,991,686	EUR	1,522,934	April 2014	(106,336)
DB	USD	3,752,080	EUR	2,865,263	April 2014	(195,115)
CIT	USD	125,696	JPY	12,300,000	April 2014	6,513
BB	USD	724,635	JPY	70,490,000	April 2014	41,613

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
UBS	USD	549,089	JPY	54,379,000	May 2014	$22,113
GS	USD	2,016,912	EUR	1,528,816	May 2014	(89,094)
CIT	USD	539,015	EUR	408,391	May 2014	(23,560)
BB	USD	2,324,735	EUR	1,782,997	May 2014	(131,400)
GS	USD	734,722	JPY	72,750,000	May 2014	29,718
JPM	USD	548,468	EUR	424,212	May 2014	(35,892)
CIT	USD	1,091,981	JPY	108,785,000	May 2014	37,768
BB	USD	1,609,907	JPY	156,670,000	June 2014	91,430
BB	USD	5,737,267	EUR	4,390,321	June 2014	(310,403)
HSB	USD	3,671,137	JPY	359,550,000	June 2014	186,317
DB	USD	1,272,733	EUR	963,700	June 2014	(54,760)
DB	USD	3,193,086	JPY	324,250,000	June 2014	50,257
JPM	USD	4,747,558	JPY	462,140,000	June 2014	268,383
CIT	USD	1,584,866	JPY	155,974,000	June 2014	73,134
JPM	USD	2,708,562	JPY	269,500,000	July 2014	95,850
JPM	USD	949,202	EUR	714,000	July 2014	(34,313)
DB	USD	786,034	EUR	596,000	July 2014	(34,941)
BB	USD	472,391	EUR	360,000	July 2014	(23,500)
CIT	USD	1,301,888	JPY	129,520,000	July 2014	46,237
CIT	USD	223,836	EUR	169,019	July 2014	(8,983)
GS	USD	481,885	EUR	364,000	July 2014	(19,516)
BB	USD	908,441	JPY	90,170,000	July 2014	34,247
JPM	USD	2,682,098	JPY	262,126,000	August 2014	140,381
UBS	USD	950,263	EUR	714,000	August 2014	(33,253)
GS	USD	258,396	EUR	193,000	August 2014	(7,455)
CIT	USD	1,006,355	JPY	97,662,000	August 2014	59,387
HSB	USD	3,218,559	JPY	314,252,000	August 2014	171,412
CIT	USD	186,484	EUR	140,049	August 2014	(6,429)
BB	USD	1,583,050	JPY	154,714,000	August 2014	82,872
MS	USD	81,610	EUR	61,500	August 2014	(3,104)
DB	USD	1,891,265	JPY	184,977,000	August 2014	97,660
BB	USD	1,379,517	EUR	1,037,648	August 2014	(49,811)
JPM	USD	2,065,109	EUR	1,550,435	August 2014	(70,566)
HSB	USD	945,032	EUR	713,000	August 2014	(37,106)
DB	USD	793,603	EUR	594,845	August 2014	(25,778)
DB	USD	2,655,055	EUR	1,976,700	September 2014	(67,771)
HSB	USD	175,746	EUR	130,000	September 2014	(3,324)
GS	USD	134,931	EUR	100,000	September 2014	(2,815)
JPM	USD	142,329	JPY	14,034,000	September 2014	6,215
BB	USD	483,733	EUR	358,437	September 2014	(9,999)
CIT	USD	55,723	EUR	40,478	September 2014	(33)
JPM	USD	1,561,443	JPY	156,275,000	October 2014	45,485
HSB	USD	1,922,970	EUR	1,416,000	October 2014	(27,575)
DB	USD	3,839,264	EUR	2,814,000	October 2014	(36,985)
BB	USD	610,439	JPY	59,530,000	October 2014	32,947
BB	USD	78,341	EUR	56,900	October 2014	(40)
CIT	USD	3,341,629	EUR	2,485,000	November 2014	(81,611)
DB	USD	699,710	JPY	69,943,000	November 2014	21,028
JPM	USD	1,007,014	JPY	100,113,000	November 2014	35,596
MS	USD	286,824	JPY	28,500,000	November 2014	10,291
CIT	USD	2,694,856	JPY	267,955,958	November 2014	94,815
SAH	USD	381,389	JPY	37,802,500	November 2014	14,585
DB	USD	2,823,544	EUR	2,094,401	November 2014	(61,609)
BB	USD	187,264	EUR	138,468	November 2014	(3,481)
JPM	USD	2,366,388	EUR	1,760,286	November 2014	(58,512)
HSB	USD	565,777	JPY	55,989,000	November 2014	22,518
MS	USD	82,766	EUR	61,500	November 2014	(1,954)
HSB	USD	336,448	EUR	246,482	December 2014	(3,107)
JPM	USD	502,078	EUR	364,000	December 2014	625

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
HSB	USD	2,617,643	JPY	268,900,000	December 2014	$7,618
CIT	USD	1,561,014	JPY	161,870,000	December 2014	(10,203)
DB	USD	2,621,823	EUR	1,912,771	December 2014	(13,244)
BB	USD	1,000,627	JPY	103,760,000	December 2014	(6,536)
DB	USD	2,617,568	JPY	268,480,000	December 2014	11,620
JPM	USD	2,044,946	JPY	212,145,000	January 2015	(14,677)
CIT	USD	136,055	JPY	14,230,000	January 2015	(2,094)
DB	USD	16,717,621	EUR	12,242,018	January 2015	(148,338)
GS	USD	1,324,984	JPY	137,159,000	January 2015	(6,665)
HSB	USD	1,409,407	JPY	144,999,132	January 2015	1,577
BB	USD	224,895	EUR	165,000	January 2015	(2,425)
BB	USD	2,344,463	JPY	243,130,000	January 2015	(15,952)
SAH	USD	987,946	JPY	102,550,000	January 2015	(7,657)
DB	USD	2,098,368	JPY	216,473,441	January 2015	(3,298)
CIT	USD	2,873,044	EUR	2,104,547	January 2015	(26,407)
JPM	USD	7,115,036	JPY	721,793,000	February 2015	105,790
DB	USD	3,654,995	EUR	2,702,000	February 2015	(67,641)
DB	USD	213,725	JPY	21,785,000	February 2015	2,143
JPM	USD	1,505,814	EUR	1,098,000	February 2015	(6,960)
SAH	USD	2,635,052	JPY	266,814,000	February 2015	44,072
GS	USD	1,658,992	JPY	168,946,270	February 2015	18,322
BB	USD	4,122,224	EUR	3,022,356	February 2015	(41,814)
HSB	USD	1,513,652	JPY	154,330,000	February 2015	14,900
CIT	USD	926,071	EUR	681,000	February 2015	(12,166)
SAH	USD	2,194,058	EUR	1,599,692	February 2015	(9,932)
BB	USD	3,851,552	JPY	391,350,000	February 2015	51,001
GS	USD	774,772	EUR	563,000	February 2015	(908)
HSB	USD	1,101,689	EUR	810,000	February 2015	(14,277)
CIT	USD	2,447,211	JPY	249,286,000	February 2015	26,376
BA	USD	328,175	EUR	240,017	February 2015	(2,513)
DB	USD	3,045,087	EUR	2,217,133	March 2015	(9,668)
CIT	USD	1,393,059	JPY	141,415,000	March 2015	19,343
HSB	USD	232,334	EUR	169,000	March 2015	(512)
MS	USD	376,746	JPY	38,040,000	March 2015	7,222
BB	USD	2,317,198	JPY	236,853,110	March 2015	16,491
DB	USD	557,356	JPY	56,915,000	March 2015	4,454
BB	USD	857,855	EUR	622,920	March 2015	(405)
HSB	USD	456,639	JPY	46,600,000	March 2015	4,025
JPM	USD	968,306	JPY	98,600,000	March 2015	10,639
CIT	USD	2,420,888	EUR	1,748,934	March 2015	11,219
JPM	USD	66,520	EUR	48,000	March 2015	385
DB	CLP	119,850,000	USD	242,710	April 2014	(24,306)
MS	CLP	594,930,000	USD	1,187,943	May 2014	(110,920)
MS	CLP	47,000,000	USD	83,304	June 2014	1,639
BB	CLP	309,000,000	USD	547,581	June 2014	10,923
DB	CLP	196,499,000	USD	383,375	June 2014	(28,212)
JPM	CLP	137,620,000	USD	268,317	June 2014	(19,529)
MS	CLP	200,970,000	USD	377,728	July 2014	(16,329)
JPM	CLP	60,820,000	USD	108,957	July 2014	423
DB	CLP	234,440,000	USD	421,703	July 2014	(21)
JPM	CLP	173,000,000	USD	308,900	August 2014	1,560
DB	CLP	582,440,000	USD	1,035,529	August 2014	10,396
MS	CLP	100,440,000	USD	188,737	August 2014	(8,442)
DB	CLP	695,950,000	USD	1,230,062	September 2014	16,452
DB	CLP	198,360,000	USD	348,550	November 2014	4,637
DB	CLP	80,850,000	USD	141,817	December 2014	2,107
MS	CLP	233,400,000	USD	423,171	January 2015	(9,014)
DB	CLP	485,200,000	USD	866,540	January 2015	(6,413)
JPM	CLP	183,400,000	USD	321,303	February 2015	3,064

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
DB	CLP	348,170,000	USD	608,580	February 2015	$7,550
MS	CLP	516,460,000	USD	899,824	February 2015	14,037
CIT	CLP	205,770,000	USD	359,927	February 2015	4,201
BB	CLP	118,300,000	USD	203,509	February 2015	5,944
DB	CLP	226,160,000	USD	387,285	March 2015	12,340
JPM	CLP	109,000,000	USD	184,902	March 2015	7,525
JPM	HUF	198,959,000	EUR	653,361	September 2014	(37,328)
JPM	HUF	291,821,350	EUR	917,047	March 2015	(10,022)
DB	HUF	224,506,000	EUR	703,560	March 2015	(4,519)
CIT	INR	2,458,000	USD	38,856	April 2014	2,210
JPM	INR	31,722,000	USD	507,022	April 2014	20,506
DB	INR	90,299,500	USD	1,435,184	April 2014	68,485
HSB	INR	60,400,000	USD	946,830	April 2014	57,291
DB	INR	40,132,500	USD	634,812	May 2014	27,434
HSB	INR	83,991,000	USD	1,318,969	May 2014	70,815
JPM	INR	54,230,000	USD	862,582	May 2014	33,289
CIT	INR	2,482,000	USD	39,272	June 2014	1,614
HSB	INR	15,138,500	USD	239,374	June 2014	10,005
DB	INR	31,315,500	USD	506,658	June 2014	7,718
JPM	INR	8,994,000	USD	146,919	June 2014	621
JPM	KRW	9,272,549,000	USD	8,464,989	February 2015	145,334
CIT	MXP	43,800,660	USD	3,298,041	June 2014	37,808
CIT	MXP	9,729,548	USD	733,050	July 2014	6,328
HSB	MXP	25,646,790	USD	1,922,548	September 2014	16,986
CIT	MXP	12,937,830	USD	973,898	December 2014	(3,031)
CIT	MXP	10,058,022	USD	749,480	January 2015	3,696
CIT	MXP	9,338,300	USD	683,360	March 2015	12,051
DB	MYR	2,083,735	USD	649,989	April 2014	(11,450)
JPM	MYR	2,220,463	USD	719,761	April 2014	(39,179)
HSB	MYR	3,600,000	USD	1,097,461	June 2014	3,079
DB	MYR	120,000	USD	37,119	July 2014	(509)
JPM	MYR	6,166,000	USD	1,882,105	July 2014	1,004
JPM	MYR	1,086,600	USD	324,950	January 2015	3,461
HSB	MYR	692,000	USD	206,075	February 2015	2,648
JPM	MYR	1,245,000	USD	367,919	February 2015	7,891
HSB	MYR	490,000	USD	145,929	March 2015	1,564
JPM	MYR	3,140,000	USD	942,066	April 2015	19,502
JPM	PHP	38,300,000	USD	864,755	June 2014	(11,596)
MS	PLN	1,341,000	EUR	314,188	May 2014	1,532
DB	PLN	12,790,000	EUR	2,955,722	August 2014	29,441
DB	PLN	11,336,000	EUR	2,652,068	March 2015	(69,342)
BB	SEK	617,000	EUR	69,771	June 2014	(2,191)
DB	SEK	61,188,758	EUR	6,924,698	June 2014	(148,469)
MS	SEK	2,474,100	EUR	279,699	June 2014	(6,529)
UBS	SEK	9,747,000	EUR	1,100,200	June 2014	(25,019)
MS	SEK	16,368,194	EUR	1,872,414	July 2014	(76,435)
UBS	SEK	13,522,280	EUR	1,535,262	July 2014	(48,321)
UBS	SEK	13,000,000	EUR	1,480,806	August 2014	(52,161)
HSB	MYR	6,237,296	USD	1,856,390	August 2014	44,800
DB	MYR	877,000	USD	272,318	October 2014	(6,195)
HSB	MYR	1,758,089	USD	546,431	October 2014	(12,909)
JPM	MYR	1,295,000	USD	402,663	October 2014	(9,733)
DB	MYR	654,360	USD	200,804	November 2014	(2,504)
HSB	MYR	3,223,000	USD	993,157	November 2014	(16,538)
JPM	MYR	6,021,213	USD	1,824,940	December 2014	12,120
DB	MYR	728,500	USD	217,119	January 2015	3,086
See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MS	EUR	663,403	UDS	663,403	March 2015	$3,505
					Net Depreciation	$(79,862)

At March 31, 2014, the Fund held the following outstanding interest rate swaps:

Counterparty	Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Receive	2.79%	3-month USD BBA LIBOR	8,350,000	March 31, 2024	40,496

Citibank N.A.	Receive	3.49%	3-month USD BBA LIBOR	3,970,000	March 31, 2044	(229,347)

					Net Depreciation	$(188,851)

Currency Abbreviations:
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXP	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Counterparty Abbreviations:
BA	Bank of America Corp
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
DB	Deutsche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley
SAH	Standard Chartered Bank
UBS	UBS AG

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Summary of Investments by Country as of March 31, 2014.

Country	Fair Value	Percentage of Fund Investments
Brazil	$16,210,383	4.94%
Canada	12,095,243	3.68
Hungary	23,396,438	7.13
Iceland	769,462	0.23
Indonesia	6,652,543	2.03
Ireland	26,564,029	8.09
Lithuania	1,810,221	0.55
Malaysia	31,868,358	9.71
Mexico	25,811,899	7.86
Peru	3,640,281	1.11
Philippines	3,083,671	0.94
Poland	26,833,714	8.17
Russia	3,864,770	1.18
Serbia	2,243,465	0.68
Singapore	16,684,658	5.08
Slovenia	2,779,662	0.85
South Korea	44,500,727	13.56
Sweden	10,802,333	3.29
Ukraine	13,294,147	4.05
United States	53,719,578	16.36
Vietnam	1,679,956	0.51

Total	$328,305,538	100.00%

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND
Notes to Schedule of Investments
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Templeton Global Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek current income with capital appreciation and growth of income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

March 31, 2014

Class	Inputs

Fixed Income Investments:
Foreign Government Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Municipal Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.

Short Term Investments	Maturity date, credit quality and interest rates.
Other Financial Investments:
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2014, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Restricted Securities

Restricted securities held by the Fund may not be sold except in exempt transactions or in public offerings registered under Rule 144A of the Securities Act of 1933, as amended.  Securities exempt from registration may normally be resold to qualified institutional buyers.  These securities are valued under methods approved by the Board of Directors.

Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

March 31, 2014

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid.
Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INVESTMENTS

The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts and interest rate swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

March 31, 2014

Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon the closing of such contract there is a gain or loss that may occur, which is the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars.

The Fund seeks to capture potential returns from changes in international exchange rates or seeks to reduce the risk of undesired currency exposure by at times entering into forward foreign currency contracts.  The Fund uses forward foreign currency contracts when the manager believes it may be more cost or tax efficient to use derivative instruments or provides more liquidity rather than investing directly in the underlying bond or currency market. The Fund held an average notional value of $265,929,248 in forward foreign currency contracts for the reporting period.

Interest Rate Swap Agreements

An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount.

The Fund enters into interest rate swap contracts primarily to manage interest rate risk. The Fund has entered interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap. The Fund held an average notional value of $3,080,000 in interest rate swaps for the reporting period.

3. UNREALIZED APPRECIATION (DEPRECIATION)
At March 31, 2014, the U.S. Federal income tax cost basis was $310,220,171. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $22,486,713 and gross depreciation of investments in which there was an excess of tax cost over value of $4,401,346 resulting in net appreciation of $18,085,367.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND I
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
621,742	American Century Inflation Adjusted Bond Fund A	$7,293,036
2,335,287	Great-West Bond Index Fund Initial Class(a)	31,362,902
1,772,201	Great-West Federated Bond Fund Initial Class(a)	18,838,491
888,025	Great-West Loomis Sayles Bond Fund Initial Class(a)	12,530,035
1,449,348	Great-West Putnam High Yield Bond Fund Initial Class(a)	12,710,785
643,517	Great-West Short Duration Bond Fund Initial Class(a)	6,679,710
671,539	Great-West Templeton Global Bond Fund Initial Class(a)	6,460,205
306,431	Metropolitan West High Yield Bond Fund	3,177,686
1,055,364	Oppenheimer International Bond Fund A	6,437,723

TOTAL BOND MUTUAL FUNDS — 49.42% (Cost $106,962,376)		$105,490,573

EQUITY MUTUAL FUNDS
28,166	Allianz NFJ Small Cap Value Fund A	938,473
48,569	Cohen & Steers International Realty Fund	544,458
228,261	Great-West American Century Growth Fund Initial Class(a)	2,889,782
428,046	Great-West Ariel Mid Cap Value Fund(a)	723,398
225,798	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	2,885,697
518,973	Great-West International Index Fund Initial Class(a)	5,937,054
33,611	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	934,054
107,717	Great-West MFS International Growth Fund Initial Class(a)	1,344,312
145,455	Great-West MFS International Value Fund Initial Class(a)	1,629,090
338,411	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	2,873,112
248,755	Great-West Putnam Equity Income Fund Initial Class(a)	3,557,202
489,598	Great-West Real Estate Index Fund Initial Class(a)	5,380,676

Shares		Fair Value

Equity Mutual Funds — (continued)
773,965	Great-West S&P 500® Index Fund Initial Class(a)	$12,886,520
380,986	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	5,528,107
217,980	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	2,846,814
177,126	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	3,558,457
58,929	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,333,569
22,974	Harbor International Fund Investor	1,630,668
26,250	Invesco Developing Markets Fund R5	857,063
86,177	Invesco Global Real Estate Fund R5	1,040,161
39,008	Invesco International Growth Fund R5	1,345,767
24,770	Invesco Small Cap Discovery Fund A	296,245
30,387	Janus Triton Fund	697,688
124,203	Nuveen Real Estate Securities Fund	2,687,756
52,864	Oppenheimer Developing Markets Fund A	1,973,952
1,959,803	PIMCO Real Return Fund	21,910,597
114,488	T. Rowe Price Real Estate Fund	2,685,892
51,833	Third Avenue Real Estate Value Fund	1,578,846
22,952	Wells Fargo Advantage Common Stock Fund A	575,855

TOTAL EQUITY MUTUAL FUNDS — 43.61% (Cost $85,902,337)		$93,071,265

Account Balance

FIXED INTEREST CONTRACT
14,982,492(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	14,982,492

TOTAL FIXED INTEREST CONTRACT — 7.02% (Cost $14,982,492)		$14,982,492

TOTAL INVESTMENTS — 100.05% (Cost $207,847,205)		$213,544,330

OTHER ASSETS & LIABILITIES, NET — (0.05)%		$(101,874)

TOTAL NET ASSETS — 100.00%		$213,442,456

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2014.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND II
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
2,438,144	American Century Inflation Adjusted Bond Fund A	$28,599,434
9,122,243	Great-West Bond Index Fund Initial Class(a)	122,511,725
6,910,908	Great-West Federated Bond Fund Initial Class(a)	73,462,954
3,476,693	Great-West Loomis Sayles Bond Fund Initial Class(a)	49,056,136
5,669,225	Great-West Putnam High Yield Bond Fund Initial Class(a)	49,719,099
2,517,351	Great-West Short Duration Bond Fund Initial Class(a)	26,130,105
2,629,037	Great-West Templeton Global Bond Fund Initial Class(a)	25,291,332
1,198,703	Metropolitan West High Yield Bond Fund	12,430,551
4,131,093	Oppenheimer International Bond Fund A	25,199,666

TOTAL BOND MUTUAL FUNDS — 42.26% (Cost $418,512,876)		$412,401,002

EQUITY MUTUAL FUNDS
169,885	Allianz NFJ Small Cap Value Fund A	5,660,557
259,538	Cohen & Steers International Realty Fund	2,909,424
1,395,880	Great-West American Century Growth Fund Initial Class(a)	17,671,840
2,591,801	Great-West Ariel Mid Cap Value Fund(a)	4,380,144
1,383,417	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	17,680,063
3,191,708	Great-West International Index Fund Initial Class(a)	36,513,143
202,819	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	5,636,345
662,940	Great-West MFS International Growth Fund Initial Class(a)	8,273,492
898,212	Great-West MFS International Value Fund Initial Class(a)	10,059,975
2,066,348	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	17,543,294
1,527,331	Great-West Putnam Equity Income Fund Initial Class(a)	21,840,836
2,464,426	Great-West Real Estate Index Fund Initial Class(a)	27,084,036

Shares		Fair Value

Equity Mutual Funds — (continued)
4,742,287	Great-West S&P 500® Index Fund Initial Class(a)	$78,959,073
2,332,387	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	33,842,940
1,337,477	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	17,467,454
1,090,699	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	21,912,151
363,075	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	8,216,391
142,112	Harbor International Fund Investor	10,087,119
160,994	Invesco Developing Markets Fund R5	5,256,444
470,964	Invesco Global Real Estate Fund R5	5,684,536
239,586	Invesco International Growth Fund R5	8,265,719
153,034	Invesco Small Cap Discovery Fund A	1,830,288
180,797	Janus Triton Fund	4,151,088
624,977	Nuveen Real Estate Securities Fund	13,524,511
325,836	Oppenheimer Developing Markets Fund A	12,166,728
7,676,904	PIMCO Real Return Fund	85,827,785
576,380	T. Rowe Price Real Estate Fund	13,521,864
284,255	Third Avenue Real Estate Value Fund	8,658,405
139,773	Wells Fargo Advantage Common Stock Fund A	3,506,911

TOTAL EQUITY MUTUAL FUNDS — 52.07% (Cost $450,516,812)		$508,132,556

Account Balance

FIXED INTEREST CONTRACT
58,692,609(b)	Great-West Life & Annuity Contract(a) 1.55% (c)

TOTAL FIXED INTEREST CONTRACT — 6.02% (Cost $58,692,609)		$58,692,609

TOTAL INVESTMENTS — 100.35% (Cost $927,722,297)		$979,226,167

OTHER ASSETS & LIABILITIES, NET — (0.35)%		$(3,422,409)

TOTAL NET ASSETS — 100.00%		$975,803,758

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2014.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND III
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
76,478	American Century Inflation Adjusted Bond Fund A	$897,088
286,730	Great-West Bond Index Fund Initial Class(a)	3,850,788
217,412	Great-West Federated Bond Fund Initial Class(a)	2,311,087
109,428	Great-West Loomis Sayles Bond Fund Initial Class(a)	1,544,028
178,529	Great-West Putnam High Yield Bond Fund Initial Class(a)	1,565,702
78,985	Great-West Short Duration Bond Fund Initial Class(a)	819,869
82,378	Great-West Templeton Global Bond Fund Initial Class(a)	792,479
37,720	Metropolitan West High Yield Bond Fund	391,155
129,620	Oppenheimer International Bond Fund A	790,679

TOTAL BOND MUTUAL FUNDS — 35.10% (Cost $13,035,856)		$12,962,875

EQUITY MUTUAL FUNDS
8,114	Allianz NFJ Small Cap Value Fund A	270,349
11,348	Cohen & Steers International Realty Fund	127,211
65,962	Great-West American Century Growth Fund Initial Class(a)	835,086
122,334	Great-West Ariel Mid Cap Value Fund(a)	206,744
64,995	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	830,631
148,752	Great-West International Index Fund Initial Class(a)	1,701,721
9,675	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	268,879
30,712	Great-West MFS International Growth Fund Initial Class(a)	383,283
41,907	Great-West MFS International Value Fund Initial Class(a)	469,360
97,486	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	827,654
71,866	Great-West Putnam Equity Income Fund Initial Class(a)	1,027,690
100,033	Great-West Real Estate Index Fund Initial Class(a)	1,099,366

Shares		Fair Value

Equity Mutual Funds — (continued)
223,701	Great-West S&P 500® Index Fund Initial Class(a)	$3,724,629
109,975	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	1,595,742
63,118	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	824,318
51,084	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	1,026,284
17,140	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	387,874
6,620	Harbor International Fund Investor	469,878
7,382	Invesco Developing Markets Fund R5	241,014
20,360	Invesco Global Real Estate Fund R5	245,746
11,133	Invesco International Growth Fund R5	384,102
7,014	Invesco Small Cap Discovery Fund A	83,887
8,754	Janus Triton Fund	200,986
25,409	Nuveen Real Estate Securities Fund	549,841
15,083	Oppenheimer Developing Markets Fund A	563,197
240,988	PIMCO Real Return Fund	2,694,241
23,411	T. Rowe Price Real Estate Fund	549,228
12,260	Third Avenue Real Estate Value Fund	373,452
6,632	Wells Fargo Advantage Common Stock Fund A	166,386

TOTAL EQUITY MUTUAL FUNDS — 59.91% (Cost $20,660,958)		$22,128,779

Account Balance

FIXED INTEREST CONTRACT
1,845,746(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	1,845,746

TOTAL FIXED INTEREST CONTRACT — 5.00% (Cost $1,845,746)		$1,845,746

TOTAL INVESTMENTS — 100.01% (Cost $35,542,560)		$36,937,400

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(4,934)

TOTAL NET ASSETS — 100.00%		$36,932,466

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2014.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND I
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
446,953	American Century Inflation Adjusted Bond Fund A	$5,242,765
3,138,334	Great-West Bond Index Fund Initial Class(a)	42,147,824
2,386,184	Great-West Federated Bond Fund Initial Class(a)	25,365,131
1,194,716	Great-West Loomis Sayles Bond Fund Initial Class(a)	16,857,450
1,937,632	Great-West Putnam High Yield Bond Fund Initial Class(a)	16,993,034
461,770	Great-West Short Duration Bond Fund Initial Class(a)	4,793,169
970,924	Great-West Templeton Global Bond Fund Initial Class(a)	9,340,286
408,770	Metropolitan West High Yield Bond Fund	4,238,944
1,523,019	Oppenheimer International Bond Fund A	9,290,417

TOTAL BOND MUTUAL FUNDS — 44.85% (Cost $135,769,250)		$134,269,020

EQUITY MUTUAL FUNDS
64,374	Allianz NFJ Small Cap Value Fund A	2,144,955
68,512	Cohen & Steers International Realty Fund	768,018
445,132	Great-West American Century Growth Fund Initial Class(a)	5,635,368
825,494	Great-West Ariel Mid Cap Value Fund(a)	1,395,085
439,210	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	5,613,101
1,200,224	Great-West International Index Fund Initial Class(a)	13,730,568
76,727	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	2,132,239
247,336	Great-West MFS International Growth Fund Initial Class(a)	3,086,760
338,537	Great-West MFS International Value Fund Initial Class(a)	3,791,609
658,224	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	5,588,319
485,759	Great-West Putnam Equity Income Fund Initial Class(a)	6,946,347
638,662	Great-West Real Estate Index Fund Initial Class(a)	7,018,897

Shares		Fair Value

Equity Mutual Funds — (continued)
1,508,386	Great-West S&P 500® Index Fund Initial Class(a)	$25,114,623
740,990	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	10,751,763
505,469	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	6,601,426
346,802	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	6,967,259
114,575	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	2,592,837
53,519	Harbor International Fund Investor	3,798,780
70,319	Invesco Developing Markets Fund R5	2,295,915
124,049	Invesco Global Real Estate Fund R5	1,497,271
89,473	Invesco International Growth Fund R5	3,086,822
56,512	Invesco Small Cap Discovery Fund A	675,889
70,477	Janus Triton Fund	1,618,147
161,909	Nuveen Real Estate Securities Fund	3,503,701
143,289	Oppenheimer Developing Markets Fund A	5,350,414
1,412,495	PIMCO Real Return Fund	15,791,696
149,257	T. Rowe Price Real Estate Fund	3,501,566
74,968	Third Avenue Real Estate Value Fund	2,283,518
45,053	Wells Fargo Advantage Common Stock Fund A	1,130,368

TOTAL EQUITY MUTUAL FUNDS — 51.57% (Cost $137,155,199)		$154,413,261

Account Balance

FIXED INTEREST CONTRACT
10,765,410(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	10,765,410

TOTAL FIXED INTEREST CONTRACT — 3.60% (Cost $10,765,410)		$10,765,410

TOTAL INVESTMENTS — 100.02% (Cost $283,689,859)		$299,447,691

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(45,745)

TOTAL NET ASSETS — 100.00%		$299,401,946

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2014.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND II
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
1,645,804	American Century Inflation Adjusted Bond Fund A	$19,305,278
11,526,173	Great-West Bond Index Fund Initial Class(a)	154,796,502
8,744,211	Great-West Federated Bond Fund Initial Class(a)	92,950,960
4,394,578	Great-West Loomis Sayles Bond Fund Initial Class(a)	62,007,499
7,117,060	Great-West Putnam High Yield Bond Fund Initial Class(a)	62,416,619
1,700,314	Great-West Short Duration Bond Fund Initial Class(a)	17,649,259
3,552,175	Great-West Templeton Global Bond Fund Initial Class(a)	34,171,927
1,507,187	Metropolitan West High Yield Bond Fund	15,629,524
5,579,560	Oppenheimer International Bond Fund A	34,035,316

TOTAL BOND MUTUAL FUNDS — 33.08% (Cost $498,127,318)		$492,962,884

EQUITY MUTUAL FUNDS
432,457	Allianz NFJ Small Cap Value Fund A	14,409,451
409,269	Cohen & Steers International Realty Fund	4,587,906
2,963,976	Great-West American Century Growth Fund Initial Class(a)	37,523,935
5,518,631	Great-West Ariel Mid Cap Value Fund(a)	9,326,487
2,920,454	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	37,323,408
7,997,607	Great-West International Index Fund Initial Class(a)	91,492,628
516,010	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	14,339,907
1,657,602	Great-West MFS International Growth Fund Initial Class(a)	20,686,869
2,252,603	Great-West MFS International Value Fund Initial Class(a)	25,229,155
4,385,784	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	37,235,306
3,231,900	Great-West Putnam Equity Income Fund Initial Class(a)	46,216,168
3,372,726	Great-West Real Estate Index Fund Initial Class(a)	37,066,263

Shares		Fair Value

Equity Mutual Funds — (continued)
10,072,024	Great-West S&P 500® Index Fund Initial Class(a)	$167,699,196
4,951,685	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	71,848,955
3,380,594	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	44,150,559
2,307,850	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	46,364,707
772,876	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	17,490,185
356,357	Harbor International Fund Investor	25,294,199
467,657	Invesco Developing Markets Fund R5	15,268,984
743,649	Invesco Global Real Estate Fund R5	8,975,845
598,897	Invesco International Growth Fund R5	20,661,946
379,833	Invesco Small Cap Discovery Fund A	4,542,801
466,747	Janus Triton Fund	10,716,513
855,119	Nuveen Real Estate Securities Fund	18,504,780
950,048	Oppenheimer Developing Markets Fund A	35,474,783
5,190,289	PIMCO Real Return Fund	58,027,435
788,319	T. Rowe Price Real Estate Fund	18,493,951
442,979	Third Avenue Real Estate Value Fund	13,493,147
301,386	Wells Fargo Advantage Common Stock Fund A	7,561,776

TOTAL EQUITY MUTUAL FUNDS — 64.43% (Cost $825,458,908)		$960,007,245

Account Balance

FIXED INTEREST CONTRACT
39,585,114(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	39,585,114

TOTAL FIXED INTEREST CONTRACT — 2.66% (Cost $39,585,114)		$39,585,114

TOTAL INVESTMENTS — 100.17% (Cost $1,363,171,340)		$1,492,555,243

OTHER ASSETS & LIABILITIES, NET — (0.17)%		$(2,488,270)

TOTAL NET ASSETS — 100.00%		$1,490,066,973

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2014.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND III
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
64,212	American Century Inflation Adjusted Bond Fund A	$753,207
448,838	Great-West Bond Index Fund Initial Class(a)	6,027,898
340,650	Great-West Federated Bond Fund Initial Class(a)	3,621,104
171,112	Great-West Loomis Sayles Bond Fund Initial Class(a)	2,414,388
277,192	Great-West Putnam High Yield Bond Fund Initial Class(a)	2,430,977
65,679	Great-West Short Duration Bond Fund Initial Class(a)	681,748
138,602	Great-West Templeton Global Bond Fund Initial Class(a)	1,333,351
59,126	Metropolitan West High Yield Bond Fund	613,140
217,674	Oppenheimer International Bond Fund A	1,327,812

TOTAL BOND MUTUAL FUNDS — 21.55% (Cost $19,346,739)		$19,203,625

EQUITY MUTUAL FUNDS
32,410	Allianz NFJ Small Cap Value Fund A	1,079,913
29,249	Cohen & Steers International Realty Fund	327,876
222,503	Great-West American Century Growth Fund Initial Class(a)	2,816,885
411,620	Great-West Ariel Mid Cap Value Fund(a)	695,638
219,547	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	2,805,805
594,402	Great-West International Index Fund Initial Class(a)	6,799,959
38,775	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	1,077,557
122,591	Great-West MFS International Growth Fund Initial Class(a)	1,529,942
167,294	Great-West MFS International Value Fund Initial Class(a)	1,873,695
330,018	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	2,801,854
242,015	Great-West Putnam Equity Income Fund Initial Class(a)	3,460,819
211,461	Great-West Real Estate Index Fund Initial Class(a)	2,323,951

Shares		Fair Value

Equity Mutual Funds — (continued)
752,176	Great-West S&P 500® Index Fund Initial Class(a)	$12,523,736
371,359	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	5,388,424
254,410	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	3,322,591
172,107	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	3,457,629
58,008	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,312,714
26,458	Harbor International Fund Investor	1,878,005
34,903	Invesco Developing Markets Fund R5	1,139,567
51,733	Invesco Global Real Estate Fund R5	624,419
44,360	Invesco International Growth Fund R5	1,530,405
28,946	Invesco Small Cap Discovery Fund A	346,191
35,150	Janus Triton Fund	807,052
53,869	Nuveen Real Estate Securities Fund	1,165,726
70,546	Oppenheimer Developing Markets Fund A	2,634,187
201,718	PIMCO Real Return Fund	2,255,206
49,683	T. Rowe Price Real Estate Fund	1,165,574
30,862	Third Avenue Real Estate Value Fund	940,048
22,416	Wells Fargo Advantage Common Stock Fund A	562,417

TOTAL EQUITY MUTUAL FUNDS — 77.02% (Cost $60,696,190)		$68,647,785

Account Balance

FIXED INTEREST CONTRACT
1,540,630(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	1,540,630

TOTAL FIXED INTEREST CONTRACT — 1.73% (Cost $1,540,630)		$1,540,630

TOTAL INVESTMENTS — 100.30% (Cost $81,583,559)		$89,392,040

OTHER ASSETS & LIABILITIES, NET — (0.30)%		$(267,581)

TOTAL NET ASSETS — 100.00%		$89,124,459

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2014.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND I
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
95,717	American Century Inflation Adjusted Bond Fund A	$1,122,761
1,664,812	Great-West Bond Index Fund Initial Class(a)	22,358,421
1,263,154	Great-West Federated Bond Fund Initial Class(a)	13,427,332
634,826	Great-West Loomis Sayles Bond Fund Initial Class(a)	8,957,387
1,023,447	Great-West Putnam High Yield Bond Fund Initial Class(a)	8,975,628
97,108	Great-West Short Duration Bond Fund Initial Class(a)	1,007,986
543,618	Great-West Templeton Global Bond Fund Initial Class(a)	5,229,602
217,348	Metropolitan West High Yield Bond Fund	2,253,898
854,009	Oppenheimer International Bond Fund A	5,209,456

TOTAL BOND MUTUAL FUNDS — 29.67% (Cost $69,130,161)		$68,542,471

EQUITY MUTUAL FUNDS
84,343	Allianz NFJ Small Cap Value Fund A	2,810,299
54,326	Cohen & Steers International Realty Fund	608,992
492,981	Great-West American Century Growth Fund Initial Class(a)	6,241,145
910,852	Great-West Ariel Mid Cap Value Fund(a)	1,539,340
487,392	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	6,228,868
1,543,029	Great-West International Index Fund Initial Class(a)	17,652,249
100,710	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	2,798,733
317,662	Great-West MFS International Growth Fund Initial Class(a)	3,964,426
433,464	Great-West MFS International Value Fund Initial Class(a)	4,854,800
730,501	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	6,201,957
537,819	Great-West Putnam Equity Income Fund Initial Class(a)	7,690,816
454,840	Great-West Real Estate Index Fund Initial Class(a)	4,998,688

Shares		Fair Value

Equity Mutual Funds — (continued)
1,676,422	Great-West S&P 500® Index Fund Initial Class(a)	$27,912,420
824,034	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	11,956,732
658,709	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	8,602,745
382,948	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	7,693,431
128,211	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	2,901,405
68,566	Harbor International Fund Investor	4,866,798
104,060	Invesco Developing Markets Fund R5	3,397,567
96,763	Invesco Global Real Estate Fund R5	1,167,923
115,017	Invesco International Growth Fund R5	3,968,087
74,428	Invesco Small Cap Discovery Fund A	890,159
91,483	Janus Triton Fund	2,100,450
114,808	Nuveen Real Estate Securities Fund	2,484,446
211,536	Oppenheimer Developing Markets Fund A	7,898,740
299,739	PIMCO Real Return Fund	3,351,081
105,770	T. Rowe Price Real Estate Fund	2,481,373
57,508	Third Avenue Real Estate Value Fund	1,751,678
49,536	Wells Fargo Advantage Common Stock Fund A	1,242,869

TOTAL EQUITY MUTUAL FUNDS — 69.38% (Cost $138,639,989)		$160,258,217

Account Balance

FIXED INTEREST CONTRACT
2,290,731(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	2,290,731

TOTAL FIXED INTEREST CONTRACT — 0.99% (Cost $2,290,731)		$2,290,731

TOTAL INVESTMENTS — 100.04% (Cost $210,060,881)		$231,091,419

OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(83,680)

TOTAL NET ASSETS — 100.00%		$231,007,739

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2014.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND II
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
253,986	American Century Inflation Adjusted Bond Fund A	$2,979,259
4,473,075	Great-West Bond Index Fund Initial Class(a)	60,073,395
3,390,627	Great-West Federated Bond Fund Initial Class(a)	36,042,366
1,707,725	Great-West Loomis Sayles Bond Fund Initial Class(a)	24,095,999
2,745,569	Great-West Putnam High Yield Bond Fund Initial Class(a)	24,078,637
264,551	Great-West Short Duration Bond Fund Initial Class(a)	2,746,039
1,454,285	Great-West Templeton Global Bond Fund Initial Class(a)	13,990,218
586,759	Metropolitan West High Yield Bond Fund	6,084,690
2,285,296	Oppenheimer International Bond Fund A	13,940,309

TOTAL BOND MUTUAL FUNDS — 16.00% (Cost $185,425,381)		$184,030,912

EQUITY MUTUAL FUNDS
515,618	Allianz NFJ Small Cap Value Fund A	17,180,406
326,554	Cohen & Steers International Realty Fund	3,660,665
3,022,996	Great-West American Century Growth Fund Initial Class(a)	38,271,133
5,606,629	Great-West Ariel Mid Cap Value Fund(a)	9,475,203
2,989,045	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	38,199,990
9,511,822	Great-West International Index Fund Initial Class(a)	108,815,248
614,751	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	17,083,934
1,964,537	Great-West MFS International Growth Fund Initial Class(a)	24,517,428
2,679,711	Great-West MFS International Value Fund Initial Class(a)	30,012,762
4,468,275	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	37,935,655
3,306,681	Great-West Putnam Equity Income Fund Initial Class(a)	47,285,546
2,325,339	Great-West Real Estate Index Fund Initial Class(a)	25,555,471

Shares		Fair Value

Equity Mutual Funds — (continued)
10,309,571	Great-West S&P 500® Index Fund Initial Class(a)	$171,654,350
5,057,091	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	73,378,385
4,033,318	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	52,675,127
2,360,577	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	47,423,985
785,637	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	17,778,974
423,880	Harbor International Fund Investor	30,086,970
641,485	Invesco Developing Markets Fund R5	20,944,470
573,639	Invesco Global Real Estate Fund R5	6,923,821
709,644	Invesco International Growth Fund R5	24,482,733
462,424	Invesco Small Cap Discovery Fund A	5,530,585
556,429	Janus Triton Fund	12,775,617
589,613	Nuveen Real Estate Securities Fund	12,759,224
1,303,692	Oppenheimer Developing Markets Fund A	48,679,858
800,989	PIMCO Real Return Fund	8,955,062
543,710	T. Rowe Price Real Estate Fund	12,755,443
345,607	Third Avenue Real Estate Value Fund	10,527,201
305,272	Wells Fargo Advantage Common Stock Fund A	7,659,285

TOTAL EQUITY MUTUAL FUNDS — 83.76% (Cost $823,408,424)		$962,984,531

Account Balance

FIXED INTEREST CONTRACT
6,174,919(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	6,174,919

TOTAL FIXED INTEREST CONTRACT — 0.54% (Cost $6,174,919)		$6,174,919

TOTAL INVESTMENTS — 100.30% (Cost $1,015,008,724)		$1,153,190,362

OTHER ASSETS & LIABILITIES, NET — (0.30)%		$(3,489,324)

TOTAL NET ASSETS — 100.00%		$1,149,701,038

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2014.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND III
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
9,464	American Century Inflation Adjusted Bond Fund A	$111,012
157,760	Great-West Bond Index Fund Initial Class(a)	2,118,721
119,881	Great-West Federated Bond Fund Initial Class(a)	1,274,333
60,044	Great-West Loomis Sayles Bond Fund Initial Class(a)	847,215
96,551	Great-West Putnam High Yield Bond Fund Initial Class(a)	846,756
9,042	Great-West Short Duration Bond Fund Initial Class(a)	93,853
51,023	Great-West Templeton Global Bond Fund Initial Class(a)	490,843
20,644	Metropolitan West High Yield Bond Fund	214,074
80,242	Oppenheimer International Bond Fund A	489,476

TOTAL BOND MUTUAL FUNDS — 7.58% (Cost $6,533,295)		$6,486,283

EQUITY MUTUAL FUNDS
43,204	Allianz NFJ Small Cap Value Fund A	1,439,547
28,074	Cohen & Steers International Realty Fund	314,705
252,012	Great-West American Century Growth Fund Initial Class(a)	3,190,476
469,442	Great-West Ariel Mid Cap Value Fund(a)	793,358
248,985	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	3,182,030
786,464	Great-West International Index Fund Initial Class(a)	8,997,144
51,513	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	1,431,549
162,359	Great-West MFS International Growth Fund Initial Class(a)	2,026,241
221,258	Great-West MFS International Value Fund Initial Class(a)	2,478,085
372,332	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	3,161,095
275,455	Great-West Putnam Equity Income Fund Initial Class(a)	3,939,012
176,697	Great-West Real Estate Index Fund Initial Class(a)	1,941,902

Shares		Fair Value

Equity Mutual Funds — (continued)
857,684	Great-West S&P 500® Index Fund Initial Class(a)	$14,280,431
421,366	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	6,114,021
336,281	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	4,391,823
196,360	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	3,944,876
65,399	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,479,984
34,979	Harbor International Fund Investor	2,482,777
52,871	Invesco Developing Markets Fund R5	1,726,251
50,528	Invesco Global Real Estate Fund R5	609,866
58,721	Invesco International Growth Fund R5	2,025,886
38,086	Invesco Small Cap Discovery Fund A	455,510
46,366	Janus Triton Fund	1,064,568
44,822	Nuveen Real Estate Securities Fund	969,955
107,617	Oppenheimer Developing Markets Fund A	4,018,429
29,075	PIMCO Real Return Fund	325,061
41,294	T. Rowe Price Real Estate Fund	968,763
29,991	Third Avenue Real Estate Value Fund	913,529
25,556	Wells Fargo Advantage Common Stock Fund A	641,194

TOTAL EQUITY MUTUAL FUNDS — 92.64% (Cost $68,819,945)		$79,308,068

Account Balance

FIXED INTEREST CONTRACT
213,243(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	213,243

TOTAL FIXED INTEREST CONTRACT — 0.25% (Cost $213,243)		$213,243

TOTAL INVESTMENTS — 100.47% (Cost $75,566,483)		$86,007,594

OTHER ASSETS & LIABILITIES, NET — (0.47)%		$(402,079)

TOTAL NET ASSETS — 100.00%		$85,605,515

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2014.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND I
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
530,982	Great-West Bond Index Fund Initial Class(a)	$7,131,087
402,937	Great-West Federated Bond Fund Initial Class(a)	4,283,218
202,349	Great-West Loomis Sayles Bond Fund Initial Class(a)	2,855,149
325,361	Great-West Putnam High Yield Bond Fund Initial Class(a)	2,853,417
184,188	Great-West Templeton Global Bond Fund Initial Class(a)	1,771,883
68,921	Metropolitan West High Yield Bond Fund	714,714
289,690	Oppenheimer International Bond Fund A	1,767,111

TOTAL BOND MUTUAL FUNDS — 17.89% (Cost $21,515,384)		$21,376,579

EQUITY MUTUAL FUNDS
57,464	Allianz NFJ Small Cap Value Fund A	1,914,706
28,281	Cohen & Steers International Realty Fund	317,025
291,838	Great-West American Century Growth Fund Initial Class(a)	3,694,668
540,617	Great-West Ariel Mid Cap Value Fund(a)	913,642
287,869	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	3,678,971
1,053,276	Great-West International Index Fund Initial Class(a)	12,049,483
68,599	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	1,906,364
218,018	Great-West MFS International Growth Fund Initial Class(a)	2,720,862
295,981	Great-West MFS International Value Fund Initial Class(a)	3,314,989
432,357	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	3,670,715

Shares		Fair Value

Equity Mutual Funds — (continued)
317,947	Great-West Putnam Equity Income Fund Initial Class(a)	$4,546,636
216,631	Great-West Real Estate Index Fund Initial Class(a)	2,380,778
992,265	Great-West S&P 500® Index Fund Initial Class(a)	16,521,208
486,663	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	7,061,477
447,610	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	5,845,782
226,696	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	4,554,329
76,082	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,721,737
46,816	Harbor International Fund Investor	3,323,004
81,124	Invesco Developing Markets Fund R5	2,648,712
50,234	Invesco Global Real Estate Fund R5	606,322
78,819	Invesco International Growth Fund R5	2,719,254
51,177	Invesco Small Cap Discovery Fund A	612,074
62,074	Janus Triton Fund	1,425,228
54,974	Nuveen Real Estate Securities Fund	1,189,638
165,034	Oppenheimer Developing Markets Fund A	6,162,362
50,630	T. Rowe Price Real Estate Fund	1,187,785
29,790	Third Avenue Real Estate Value Fund	907,401
29,357	Wells Fargo Advantage Common Stock Fund A	736,558

TOTAL EQUITY MUTUAL FUNDS — 82.30% (Cost $85,185,793)		$98,331,710

TOTAL INVESTMENTS — 100.19% (Cost $106,701,177)		$119,708,289

OTHER ASSETS & LIABILITIES, NET — (0.19)%		$(225,473)

TOTAL NET ASSETS — 100.00%		$119,482,816

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND II
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
1,309,795	Great-West Bond Index Fund Initial Class(a)	$17,590,551
994,257	Great-West Federated Bond Fund Initial Class(a)	10,568,950
498,910	Great-West Loomis Sayles Bond Fund Initial Class(a)	7,039,612
795,464	Great-West Putnam High Yield Bond Fund Initial Class(a)	6,976,222
454,259	Great-West Templeton Global Bond Fund Initial Class(a)	4,369,971
169,855	Metropolitan West High Yield Bond Fund	1,761,401
714,449	Oppenheimer International Bond Fund A	4,358,140

TOTAL BOND MUTUAL FUNDS — 8.95% (Cost $52,963,293)		$52,664,847

EQUITY MUTUAL FUNDS
314,918	Allianz NFJ Small Cap Value Fund A	10,493,070
166,921	Cohen & Steers International Realty Fund	1,871,188
1,604,979	Great-West American Century Growth Fund Initial Class(a)	20,319,031
2,975,341	Great-West Ariel Mid Cap Value Fund(a)	5,028,326
1,580,190	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	20,194,826
5,788,204	Great-West International Index Fund Initial Class(a)	66,217,050
375,910	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	10,446,540
1,195,648	Great-West MFS International Growth Fund Initial Class(a)	14,921,685
1,631,489	Great-West MFS International Value Fund Initial Class(a)	18,272,672
2,378,004	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	20,189,254

Shares		Fair Value

Equity Mutual Funds — (continued)
1,748,229	Great-West Putnam Equity Income Fund Initial Class(a)	$24,999,674
1,052,672	Great-West Real Estate Index Fund Initial Class(a)	11,568,862
5,444,444	Great-West S&P 500® Index Fund Initial Class(a)	90,649,994
2,674,445	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	38,806,204
2,461,521	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	32,147,467
1,246,925	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	25,050,716
416,137	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	9,417,173
257,979	Harbor International Fund Investor	18,311,376
447,045	Invesco Developing Markets Fund R5	14,596,013
293,268	Invesco Global Real Estate Fund R5	3,539,742
431,977	Invesco International Growth Fund R5	14,903,205
281,496	Invesco Small Cap Discovery Fund A	3,366,695
338,873	Janus Triton Fund	7,780,527
268,529	Nuveen Real Estate Securities Fund	5,810,965
906,849	Oppenheimer Developing Markets Fund A	33,861,760
247,326	T. Rowe Price Real Estate Fund	5,802,277
176,499	Third Avenue Real Estate Value Fund	5,376,174
163,375	Wells Fargo Advantage Common Stock Fund A	4,099,080

TOTAL EQUITY MUTUAL FUNDS — 91.45% (Cost $463,649,756)		$538,041,546

TOTAL INVESTMENTS — 100.40% (Cost $516,613,049)		$590,706,393

OTHER ASSETS & LIABILITIES, NET — (0.40)%		$(2,335,491)

TOTAL NET ASSETS — 100.00%		$588,370,902

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND III
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
64,499	Great-West Bond Index Fund Initial Class(a)	$866,225
49,063	Great-West Federated Bond Fund Initial Class(a)	521,543
24,515	Great-West Loomis Sayles Bond Fund Initial Class(a)	345,907
39,984	Great-West Putnam High Yield Bond Fund Initial Class(a)	350,656
22,589	Great-West Templeton Global Bond Fund Initial Class(a)	217,309
8,221	Metropolitan West High Yield Bond Fund	85,247
35,478	Oppenheimer International Bond Fund A	216,415

TOTAL BOND MUTUAL FUNDS — 5.16% (Cost $2,619,777)		$2,603,302

EQUITY MUTUAL FUNDS
28,111	Allianz NFJ Small Cap Value Fund A	936,669
16,520	Cohen & Steers International Realty Fund	185,187
142,374	Great-West American Century Growth Fund Initial Class(a)	1,802,451
265,695	Great-West Ariel Mid Cap Value Fund(a)	449,025
140,528	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	1,795,952
514,647	Great-West International Index Fund Initial Class(a)	5,887,562
33,509	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	931,221
106,479	Great-West MFS International Growth Fund Initial Class(a)	1,328,854
144,638	Great-West MFS International Value Fund Initial Class(a)	1,619,946
210,452	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	1,786,739

Shares		Fair Value

Equity Mutual Funds — (continued)
155,856	Great-West Putnam Equity Income Fund Initial Class(a)	$2,228,746
88,743	Great-West Real Estate Index Fund Initial Class(a)	975,281
484,376	Great-West S&P 500® Index Fund Initial Class(a)	8,064,860
238,163	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	3,455,752
218,717	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	2,856,439
111,251	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	2,235,042
36,961	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	836,419
22,869	Harbor International Fund Investor	1,623,214
39,700	Invesco Developing Markets Fund R5	1,296,214
29,263	Invesco Global Real Estate Fund R5	353,199
38,502	Invesco International Growth Fund R5	1,328,314
24,764	Invesco Small Cap Discovery Fund A	296,173
30,133	Janus Triton Fund	691,853
22,508	Nuveen Real Estate Securities Fund	487,085
80,611	Oppenheimer Developing Markets Fund A	3,010,024
20,741	T. Rowe Price Real Estate Fund	486,584
17,436	Third Avenue Real Estate Value Fund	531,101
14,349	Wells Fargo Advantage Common Stock Fund A	360,010

TOTAL EQUITY MUTUAL FUNDS — 94.89% (Cost $41,355,402)		$47,839,916

TOTAL INVESTMENTS — 100.05% (Cost $43,975,179)		$50,443,218

OTHER ASSETS & LIABILITIES, NET — (0.05)%		$(27,526)

TOTAL NET ASSETS — 100.00%		$50,415,692

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND I
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
123,178	Great-West Bond Index Fund Initial Class(a)	$1,654,280
93,477	Great-West Federated Bond Fund Initial Class(a)	993,662
46,939	Great-West Loomis Sayles Bond Fund Initial Class(a)	662,302
75,488	Great-West Putnam High Yield Bond Fund Initial Class(a)	662,027
50,869	Great-West Templeton Global Bond Fund Initial Class(a)	489,363
15,991	Metropolitan West High Yield Bond Fund	165,826
80,019	Oppenheimer International Bond Fund A	488,118

TOTAL BOND MUTUAL FUNDS — 15.04% (Cost $5,137,257)		$5,115,578

EQUITY MUTUAL FUNDS
17,879	Allianz NFJ Small Cap Value Fund A	595,720
8,019	Cohen & Steers International Realty Fund	89,897
79,962	Great-West American Century Growth Fund Initial Class(a)	1,012,320
147,924	Great-West Ariel Mid Cap Value Fund(a)	249,992
78,762	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	1,006,582
328,384	Great-West International Index Fund Initial Class(a)	3,756,719
21,366	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	593,763
67,720	Great-West MFS International Growth Fund Initial Class(a)	845,140
92,392	Great-West MFS International Value Fund Initial Class(a)	1,034,797
118,624	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	1,007,120

Shares		Fair Value

Equity Mutual Funds — (continued)
87,087	Great-West Putnam Equity Income Fund Initial Class(a)	$1,245,347
56,289	Great-West Real Estate Index Fund Initial Class(a)	618,612
270,553	Great-West S&P 500® Index Fund Initial Class(a)	4,504,710
133,229	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	1,933,150
139,752	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	1,825,158
62,030	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	1,246,188
20,804	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	470,794
14,600	Harbor International Fund Investor	1,036,277
28,615	Invesco Developing Markets Fund R5	934,285
14,262	Invesco Global Real Estate Fund R5	172,141
24,498	Invesco International Growth Fund R5	845,176
16,019	Invesco Small Cap Discovery Fund A	191,590
19,469	Janus Triton Fund	447,006
14,367	Nuveen Real Estate Securities Fund	310,897
58,250	Oppenheimer Developing Markets Fund A	2,175,039
13,228	T. Rowe Price Real Estate Fund	310,334
8,454	Third Avenue Real Estate Value Fund	257,503
8,089	Wells Fargo Advantage Common Stock Fund A	202,958

TOTAL EQUITY MUTUAL FUNDS — 85.02% (Cost $25,995,455)		$28,919,215

TOTAL INVESTMENTS — 100.06% (Cost $31,132,712)		$34,034,793

OTHER ASSETS & LIABILITIES, NET — (0.06)%		$(20,356)

TOTAL NET ASSETS — 100.00%		$34,014,437

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND II
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
291,295	Great-West Bond Index Fund Initial Class(a)	$3,912,085
220,510	Great-West Federated Bond Fund Initial Class(a)	2,344,020
111,413	Great-West Loomis Sayles Bond Fund Initial Class(a)	1,572,037
177,398	Great-West Putnam High Yield Bond Fund Initial Class(a)	1,555,779
120,252	Great-West Templeton Global Bond Fund Initial Class(a)	1,156,826
37,930	Metropolitan West High Yield Bond Fund	393,338
189,004	Oppenheimer International Bond Fund A	1,152,926

TOTAL BOND MUTUAL FUNDS — 8.01% (Cost $12,144,998)		$12,087,011

EQUITY MUTUAL FUNDS
86,826	Allianz NFJ Small Cap Value Fund A	2,893,029
41,575	Cohen & Steers International Realty Fund	466,061
388,627	Great-West American Century Growth Fund Initial Class(a)	4,920,017
724,918	Great-West Ariel Mid Cap Value Fund(a)	1,225,112
383,282	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	4,898,350
1,601,799	Great-West International Index Fund Initial Class(a)	18,324,584
103,742	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	2,882,991
331,246	Great-West MFS International Growth Fund Initial Class(a)	4,133,957
451,893	Great-West MFS International Value Fund Initial Class(a)	5,061,199
576,631	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	4,895,599

Shares		Fair Value

Equity Mutual Funds — (continued)
423,610	Great-West Putnam Equity Income Fund Initial Class(a)	$6,057,629
238,946	Great-West Real Estate Index Fund Initial Class(a)	2,626,022
1,321,776	Great-West S&P 500® Index Fund Initial Class(a)	22,007,566
649,736	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	9,427,675
681,131	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	8,895,566
301,630	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	6,059,753
101,123	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	2,288,415
71,421	Harbor International Fund Investor	5,069,436
140,089	Invesco Developing Markets Fund R5	4,573,905
74,198	Invesco Global Real Estate Fund R5	895,568
119,724	Invesco International Growth Fund R5	4,130,489
78,092	Invesco Small Cap Discovery Fund A	933,978
94,361	Janus Triton Fund	2,166,520
60,675	Nuveen Real Estate Securities Fund	1,312,997
284,683	Oppenheimer Developing Markets Fund A	10,630,050
55,858	T. Rowe Price Real Estate Fund	1,310,423
44,895	Third Avenue Real Estate Value Fund	1,367,494
39,240	Wells Fargo Advantage Common Stock Fund A	984,520

TOTAL EQUITY MUTUAL FUNDS — 93.02% (Cost $123,431,442)		$140,438,905

TOTAL INVESTMENTS — 101.03% (Cost $135,576,440)		$152,525,916

OTHER ASSETS & LIABILITIES, NET — (1.03)%		$(1,550,471)

TOTAL NET ASSETS — 100.00%		$150,975,445

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND III
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
9,049	Great-West Bond Index Fund Initial Class(a)	$121,530
6,851	Great-West Federated Bond Fund Initial Class(a)	72,827
3,462	Great-West Loomis Sayles Bond Fund Initial Class(a)	48,845
5,568	Great-West Putnam High Yield Bond Fund Initial Class(a)	48,826
3,769	Great-West Templeton Global Bond Fund Initial Class(a)	36,257
1,161	Metropolitan West High Yield Bond Fund	12,044
5,929	Oppenheimer International Bond Fund A	36,168

TOTAL BOND MUTUAL FUNDS — 4.97% (Cost $377,251)		$376,497

EQUITY MUTUAL FUNDS
4,493	Allianz NFJ Small Cap Value Fund A	149,708
2,387	Cohen & Steers International Realty Fund	26,757
20,054	Great-West American Century Growth Fund Initial Class(a)	253,881
37,540	Great-West Ariel Mid Cap Value Fund(a)	63,442
19,764	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	252,584
81,757	Great-West International Index Fund Initial Class(a)	935,299
5,379	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	149,474
16,870	Great-West MFS International Growth Fund Initial Class(a)	210,539
23,011	Great-West MFS International Value Fund Initial Class(a)	257,718
29,828	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	253,244

Shares		Fair Value

Equity Mutual Funds — (continued)
21,780	Great-West Putnam Equity Income Fund Initial Class(a)	$311,455
11,186	Great-West Real Estate Index Fund Initial Class(a)	122,937
67,893	Great-West S&P 500® Index Fund Initial Class(a)	1,130,416
33,565	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	487,021
35,224	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	460,032
15,489	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	311,168
5,226	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	118,271
3,637	Harbor International Fund Investor	258,180
7,129	Invesco Developing Markets Fund R5	232,768
4,230	Invesco Global Real Estate Fund R5	51,059
6,103	Invesco International Growth Fund R5	210,565
4,036	Invesco Small Cap Discovery Fund A	48,272
4,921	Janus Triton Fund	112,983
2,841	Nuveen Real Estate Securities Fund	61,471
14,473	Oppenheimer Developing Markets Fund A	540,421
2,615	T. Rowe Price Real Estate Fund	61,342
2,548	Third Avenue Real Estate Value Fund	77,621
2,021	Wells Fargo Advantage Common Stock Fund A	50,698

TOTAL EQUITY MUTUAL FUNDS — 95.04% (Cost $6,614,771)		$7,199,326

TOTAL INVESTMENTS — 100.01% (Cost $6,992,022)		$7,575,823

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(989)

TOTAL NET ASSETS — 100.00%		$7,574,834

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

Notes to Schedule of Investments
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Lifetime 2015 Fund I, the Great-West Lifetime 2015 Fund II, the Great-West Lifetime 2015 Fund III, the Great-West Lifetime 2025 Fund I, the Great-West Lifetime 2025 Fund II, the Great-West Lifetime 2025 Fund III, the Great-West Lifetime 2035 Fund I, the Great-West Lifetime 2035 Fund II, the Great-West Lifetime 2035 Fund III, the Great-West Lifetime 2045 Fund I, the Great-West Lifetime 2045 Fund II, the Great-West Lifetime 2045 Fund III, the Great-West Lifetime 2055 Fund I, the Great-West Lifetime 2055 Fund II, and the Great-West Lifetime 2055 Fund III (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation. There are three risk profile options for each available year designated in the name of each Fund. The Fund I series are generally expected to pursue a more conservative allocation strategy relative to the Fund II or Fund III series. The Fund II series are generally expected to pursue a more moderate allocation strategy relative to the Fund I or Fund III series. The Fund III series are generally expected to pursue a more aggressive allocation strategy relative to the Fund I or Fund II series. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth.

Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

March 31, 2014

As of March 31, 2014, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

The following is a reconciliation of change in Level 3 assets during the period ended March 31, 2014:

	Great-West Lifetime 2015 Fund I	Great-West Lifetime 2015 Fund II	Great-West Lifetime 2015 Fund III
Beginning Balance, January 1, 2014	$14,595,775	$55,796,109	$1,577,202
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	55,082	216,298	6,595
Purchases	1,484,162	4,552,785	414,750
Sales	(1,152,527)	(1,872,583)	(152,801)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–
Ending Balance, March 31, 2014	$14,982,492	$58,692,609	$1,845,746

	Great-West Lifetime 2025 Fund I	Great-West Lifetime 2025 Fund II	Great-West Lifetime 2025 Fund III
Beginning Balance, January 1, 2014	$10,411,654	$36,664,209	$1,268,858
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	39,793	144,508	5,362
Purchases	1,124,621	3,491,780	351,555
Sales	(810,658)	(715,383)	(85,145)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–
Ending Balance, March 31, 2014	$10,765,410	$39,585,114	$1,540,630

	Great-West Lifetime 2035 Fund I	Great-West Lifetime 2035 Fund II	Great-West Lifetime 2035 Fund III
Beginning Balance, January 1, 2014	$2,190,066	$5,671,767	$191,029
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	8,662	22,364	769
Purchases	279,852	596,857	33,467
Sales	(187,849)	(116,069)	(12,022)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–
Ending Balance, March 31, 2014	$2,290,731	$6,174,919	$213,243

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model.  The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input).  The Funds consider the credit risk input to be a significant unobservable input.  As of March 31, 2014, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

March 31, 2014

Distributions to Shareholders

Distributions from net investment income of the Funds, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Federal Taxes

Each Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Funds intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

Each Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Funds' U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Funds' Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Funds adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. At this time, the Funds are evaluating the impact, if any, of ASU No. 2013-08 on the financial statements and related disclosures.

Transactions with Affiliates

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended March 31, 2014, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

March 31, 2014

Great-West Lifetime 2015 Fund I
Affiliate	Shares Held/Account Balance 3/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2014
Great-West American Century Growth Fund Initial Class	228,261	$2,818,038	$333,488	$267,191	$38,957	$—	$2,889,782
Great-West Ariel Mid Cap Value Fund	428,046	705,109	97,589	68,275	4,102	—	723,398
Great-West Bond Index Fund Initial Class	2,335,287	30,475,496	2,858,085	2,463,849	(66,966)	126,390	31,362,902
Great-West Federated Bond Fund Initial Class	1,772,201	18,281,408	1,669,074	1,476,974	(41,226)	98,308	18,838,491
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	225,798	2,797,787	277,644	335,760	(15,171)	—	2,885,697
Great-West International Index Fund Initial Class	518,973	5,681,725	707,674	392,140	101,974	—	5,937,054
Great-West Life & Annuity Contract	14,982,492	14,595,775	1,484,162	1,152,527	—	55,082	14,982,492
Great-West Loomis Sayles Bond Fund Initial Class	888,025	12,177,534	935,222	920,990	13,085	—	12,530,035
Great-West Loomis Sayles Small Cap Value Fund Initial Class	33,611	911,525	126,541	87,872	26,039	—	934,054
Great-West MFS International Growth Fund Initial Class	107,717	1,285,875	176,732	88,955	14,470	—	1,344,312
Great-West MFS International Value Fund Initial Class	145,455	1,554,870	191,739	105,077	28,529	—	1,629,090
Great-West Multi-Manager Large Cap Growth Fund Initial Class	338,411	2,820,375	374,483	288,402	8,583	—	2,873,112
Great-West Putnam Equity Income Fund Initial Class	248,755	3,440,294	385,046	270,918	94,160	—	3,557,202
Great-West Putnam High Yield Bond Fund Initial Class	1,449,348	12,362,546	1,027,481	919,102	99,602	—	12,710,785
Great-West Real Estate Index Fund Initial Class	489,598	5,175,019	319,014	589,749	36,622	—	5,380,676
Great-West S&P 500® Index Fund Initial Class	773,965	12,512,404	1,398,961	908,462	344,575	—	12,886,520
Great-West S&P Mid Cap 400® Index Fund Initial Class	380,986	5,366,709	611,888	459,025	160,008	—	5,528,107
Great-West S&P Small Cap 600® Index Fund Initial Class	217,980	2,774,614	407,060	260,030	112,092	—	2,846,814
Great-West Short Duration Bond Fund Initial Class	643,517	6,501,150	662,802	491,590	(560)	22,962	6,679,710
Great-West T. Rowe Price Equity Income Fund Initial Class	177,126	3,439,484	387,386	254,681	70,941	—	3,558,457
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	58,929	1,305,608	146,662	122,684	34,081	—	1,333,569
Great-West Templeton Global Bond Fund Initial Class	671,539	6,234,159	661,882	485,258	(20,629)	—	6,460,205
					$1,043,268	$302,742	$157,872,464

March 31, 2014

Great-West Lifetime 2015 Fund II
Affiliate	Shares Held/Account Balance 3/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2014
Great-West American Century Growth Fund Initial Class	1,395,880	$16,989,258	$1,126,758	$502,506	$184,741	$—	$17,671,840
Great-West Ariel Mid Cap Value Fund	2,591,801	4,211,511	370,488	147,417	9,024	—	4,380,144
Great-West Bond Index Fund Initial Class	9,122,243	116,257,667	9,535,955	4,980,992	(118,473)	495,845	122,511,725
Great-West Federated Bond Fund Initial Class	6,910,908	69,684,828	5,417,203	2,931,535	(90,129)	385,250	73,462,954
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,383,417	16,883,890	889,313	909,047	(43,877)	—	17,680,063
Great-West International Index Fund Initial Class	3,191,708	34,485,212	3,226,147	1,051,277	375,117	—	36,513,143
Great-West Life & Annuity Contract	58,692,609	55,796,109	4,552,785	1,872,583	—	216,298	58,692,609
Great-West Loomis Sayles Bond Fund Initial Class	3,476,693	46,618,901	2,693,725	1,573,923	8,805	—	49,056,136
Great-West Loomis Sayles Small Cap Value Fund Initial Class	202,819	5,407,959	448,570	181,447	92,618	—	5,636,345
Great-West MFS International Growth Fund Initial Class	662,940	7,794,144	845,650	216,110	57,748	—	8,273,492
Great-West MFS International Value Fund Initial Class	898,212	9,456,531	904,550	307,986	83,683	—	10,059,975
Great-West Multi-Manager Large Cap Growth Fund Initial Class	2,066,348	17,006,901	1,382,144	570,713	97,465	—	17,543,294
Great-West Putnam Equity Income Fund Initial Class	1,527,331	20,797,502	1,309,294	613,115	229,548	—	21,840,836
Great-West Putnam High Yield Bond Fund Initial Class	5,669,225	47,260,960	2,860,009	1,609,758	70,319	—	49,719,099
Great-West Real Estate Index Fund Initial Class	2,464,426	25,355,365	1,417,972	2,081,066	95,379	—	27,084,036
Great-West S&P 500® Index Fund Initial Class	4,742,287	75,400,147	4,727,467	1,826,095	661,698	—	78,959,073
Great-West S&P Mid Cap 400® Index Fund Initial Class	2,332,387	32,355,821	1,959,261	935,611	506,803	—	33,842,940
Great-West S&P Small Cap 600® Index Fund Initial Class	1,337,477	16,789,759	1,423,677	642,397	306,211	—	17,467,454
Great-West Short Duration Bond Fund Initial Class	2,517,351	24,850,685	2,088,300	824,089	5,313	90,180	26,130,105
Great-West T. Rowe Price Equity Income Fund Initial Class	1,090,699	20,789,537	1,392,467	459,591	154,785	—	21,912,151
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	363,075	7,929,970	523,330	329,073	125,542	—	8,216,391
Great-West Templeton Global Bond Fund Initial Class	2,629,037	23,884,749	1,962,931	690,494	(14,686)	—	25,291,332
					$2,797,634	$1,187,573	$731,945,137

March 31, 2014

Great-West Lifetime 2015 Fund III
Affiliate	Shares Held/Account Balance 3/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2014
Great-West American Century Growth Fund Initial Class	65,962	$726,776	$186,703	$77,585	$12,133	$—	$835,086
Great-West Ariel Mid Cap Value Fund	122,334	179,253	47,958	17,542	904	—	206,744
Great-West Bond Index Fund Initial Class	286,730	3,283,468	865,693	361,462	(17,089)	15,768	3,850,788
Great-West Federated Bond Fund Initial Class	217,412	1,969,836	512,004	216,638	(10,324)	12,264	2,311,087
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	64,995	719,661	172,015	101,850	(5,462)	—	830,631
Great-West International Index Fund Initial Class	148,752	1,470,649	399,533	144,073	35,524	—	1,701,721
Great-West Life & Annuity Contract	1,845,746	1,577,202	414,750	152,801	—	6,595	1,845,746
Great-West Loomis Sayles Bond Fund Initial Class	109,428	1,320,584	322,709	137,613	1,884	—	1,544,028
Great-West Loomis Sayles Small Cap Value Fund Initial Class	9,675	233,269	60,505	21,742	5,756	—	268,879
Great-West MFS International Growth Fund Initial Class	30,712	331,223	94,733	33,139	5,647	—	383,283
Great-West MFS International Value Fund Initial Class	41,907	403,325	110,003	38,386	10,024	—	469,360
Great-West Multi-Manager Large Cap Growth Fund Initial Class	97,486	735,479	192,086	87,430	4,195	—	827,654
Great-West Putnam Equity Income Fund Initial Class	71,866	883,940	221,522	78,084	26,741	—	1,027,690
Great-West Putnam High Yield Bond Fund Initial Class	178,529	1,338,390	326,946	132,071	6,345	—	1,565,702
Great-West Real Estate Index Fund Initial Class	100,033	928,571	226,041	144,282	8,707	—	1,099,366
Great-West S&P 500® Index Fund Initial Class	223,701	3,205,609	812,185	260,908	94,909	—	3,724,629
Great-West S&P Mid Cap 400® Index Fund Initial Class	109,975	1,373,165	339,367	118,635	42,477	—	1,595,742
Great-West S&P Small Cap 600® Index Fund Initial Class	63,118	713,827	189,706	63,357	25,311	—	824,318
Great-West Short Duration Bond Fund Initial Class	78,985	700,310	187,023	67,889	(5)	2,860	819,869
Great-West T. Rowe Price Equity Income Fund Initial Class	51,084	882,362	222,734	73,611	21,956	—	1,026,284
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	17,140	338,971	85,915	36,326	10,392	—	387,874
Great-West Templeton Global Bond Fund Initial Class	82,378	674,013	177,176	63,110	(286)	—	792,479
					$279,739	$37,487	$27,938,960

March 31, 2014

Great-West Lifetime 2025 Fund I
Affiliate	Shares Held/Account Balance 3/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2014
Great-West American Century Growth Fund Initial Class	445,132	$5,472,320	$629,709	$424,953	$127,094	$—	$5,635,368
Great-West Ariel Mid Cap Value Fund	825,494	1,353,826	184,910	122,840	7,105	—	1,395,085
Great-West Bond Index Fund Initial Class	3,138,334	40,641,303	4,021,400	3,164,170	(70,888)	170,526	42,147,824
Great-West Federated Bond Fund Initial Class	2,386,184	24,419,039	2,381,461	1,945,157	(71,101)	132,855	25,365,131
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	439,210	5,417,530	532,939	618,200	(26,917)	—	5,613,101
Great-West International Index Fund Initial Class	1,200,224	12,959,823	1,623,613	693,455	250,226	—	13,730,568
Great-West Life & Annuity Contract	10,765,410	10,411,654	1,124,621	810,658	—	39,793	10,765,410
Great-West Loomis Sayles Bond Fund Initial Class	1,194,716	16,254,953	1,312,115	1,160,846	21,756	—	16,857,450
Great-West Loomis Sayles Small Cap Value Fund Initial Class	76,727	2,072,921	279,106	183,060	59,754	—	2,132,239
Great-West MFS International Growth Fund Initial Class	247,336	2,909,707	410,419	153,821	44,343	—	3,086,760
Great-West MFS International Value Fund Initial Class	338,537	3,570,358	463,041	219,371	59,020	—	3,791,609
Great-West Multi-Manager Large Cap Growth Fund Initial Class	658,224	5,483,909	683,707	474,707	54,525	—	5,588,319
Great-West Putnam Equity Income Fund Initial Class	485,759	6,679,868	716,661	464,005	174,075	—	6,946,347
Great-West Putnam High Yield Bond Fund Initial Class	1,937,632	16,396,984	1,434,733	1,161,729	132,516	—	16,993,034
Great-West Real Estate Index Fund Initial Class	638,662	6,672,592	408,416	679,405	49,968	—	7,018,897
Great-West S&P 500® Index Fund Initial Class	1,508,386	24,226,854	2,650,284	1,603,716	596,638	—	25,114,623
Great-West S&P Mid Cap 400® Index Fund Initial Class	740,990	10,388,683	1,144,528	742,240	367,028	—	10,751,763
Great-West S&P Small Cap 600® Index Fund Initial Class	505,469	6,415,338	907,278	585,058	224,450	—	6,601,426
Great-West Short Duration Bond Fund Initial Class	461,770	4,630,785	508,256	349,495	1,254	16,548	4,793,169
Great-West T. Rowe Price Equity Income Fund Initial Class	346,802	6,677,830	745,847	412,748	153,993	—	6,967,259
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	114,575	2,534,043	269,101	219,877	64,643	—	2,592,837
Great-West Templeton Global Bond Fund Initial Class	970,924	8,918,257	1,021,809	669,054	(29,393)	—	9,340,286
					$2,190,089	$359,722	$233,228,505

March 31, 2014

Great-West Lifetime 2025 Fund II
Affiliate	Shares Held/Account Balance 3/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2014
Great-West American Century Growth Fund Initial Class	2,963,976	$35,377,112	$2,359,946	$578,970	$148,032	$—	$37,523,935
Great-West Ariel Mid Cap Value Fund	5,518,631	8,785,481	798,313	155,572	9,275	—	9,326,487
Great-West Bond Index Fund Initial Class	11,526,173	142,880,829	13,129,303	3,140,542	19,921	626,409	154,796,502
Great-West Federated Bond Fund Initial Class	8,744,211	85,742,688	7,515,413	1,869,568	(70,454)	487,184	92,950,960
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	2,920,454	35,004,483	1,921,401	1,282,901	(59,753)	—	37,323,408
Great-West International Index Fund Initial Class	7,997,607	84,642,171	7,932,548	1,509,131	174,545	—	91,492,628
Great-West Life & Annuity Contract	39,585,114	36,664,209	3,491,780	715,383	—	144,508	39,585,114
Great-West Loomis Sayles Bond Fund Initial Class	4,394,578	57,391,887	3,995,485	1,032,941	4,779	—	62,007,499
Great-West Loomis Sayles Small Cap Value Fund Initial Class	516,010	13,489,739	1,170,339	340,647	123,854	—	14,339,907
Great-West MFS International Growth Fund Initial Class	1,657,602	19,060,419	2,124,643	252,305	28,639	—	20,686,869
Great-West MFS International Value Fund Initial Class	2,252,603	23,153,510	2,331,594	387,819	104,411	—	25,229,155
Great-West Multi-Manager Large Cap Growth Fund Initial Class	4,385,784	35,586,969	2,820,531	1,058,427	(266,554)	—	37,235,306
Great-West Putnam Equity Income Fund Initial Class	3,231,900	43,060,137	2,916,792	716,957	265,812	—	46,216,168
Great-West Putnam High Yield Bond Fund Initial Class	7,117,060	57,774,490	4,176,526	1,068,833	52,483	—	62,416,619
Great-West Real Estate Index Fund Initial Class	3,372,726	33,725,373	1,598,635	1,538,149	70,337	—	37,066,263
Great-West S&P 500® Index Fund Initial Class	10,072,024	156,616,694	10,795,837	1,675,637	853,502	—	167,699,196
Great-West S&P Mid Cap 400® Index Fund Initial Class	4,951,685	67,185,570	3,979,346	956,355	411,864	—	71,848,955
Great-West S&P Small Cap 600® Index Fund Initial Class	3,380,594	41,553,586	3,697,558	1,193,531	438,175	—	44,150,559
Great-West Short Duration Bond Fund Initial Class	1,700,314	16,341,772	1,593,355	296,706	1,731	60,927	17,649,259
Great-West T. Rowe Price Equity Income Fund Initial Class	2,307,850	43,006,598	3,271,637	476,055	179,630	—	46,364,707
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	772,876	16,561,458	970,358	433,904	61,705	—	17,490,185
Great-West Templeton Global Bond Fund Initial Class	3,552,175	31,419,578	3,012,665	441,149	(11,124)	—	34,171,927
					$2,540,810	$1,319,028	$1,167,571,608

March 31, 2014

Great-West Lifetime 2025 Fund III
Affiliate	Shares Held/Account Balance 3/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2014
Great-West American Century Growth Fund Initial Class	222,503	$2,354,760	$590,322	$139,258	$24,854	$—	$2,816,885
Great-West Ariel Mid Cap Value Fund	411,620	578,549	156,470	31,241	1,627	—	695,638
Great-West Bond Index Fund Initial Class	448,838	4,950,594	1,371,443	377,883	(13,767)	24,326	6,027,898
Great-West Federated Bond Fund Initial Class	340,650	2,970,425	808,266	218,984	(7,494)	18,926	3,621,104
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	219,547	2,339,432	529,894	190,167	(10,260)	—	2,805,805
Great-West International Index Fund Initial Class	594,402	5,610,084	1,458,026	240,812	73,175	—	6,799,959
Great-West Life & Annuity Contract	1,540,630	1,268,858	351,555	85,145	—	5,362	1,540,630
Great-West Loomis Sayles Bond Fund Initial Class	171,112	1,989,368	499,044	134,153	900	—	2,414,388
Great-West Loomis Sayles Small Cap Value Fund Initial Class	38,775	896,553	236,737	52,286	13,943	—	1,077,557
Great-West MFS International Growth Fund Initial Class	122,591	1,258,898	355,879	57,392	13,684	—	1,529,942
Great-West MFS International Value Fund Initial Class	167,294	1,534,873	401,778	64,089	16,475	—	1,873,695
Great-West Multi-Manager Large Cap Growth Fund Initial Class	330,018	2,384,093	609,987	150,660	12,043	—	2,801,854
Great-West Putnam Equity Income Fund Initial Class	242,015	2,863,177	692,855	135,202	49,482	—	3,460,819
Great-West Putnam High Yield Bond Fund Initial Class	277,192	2,002,365	501,195	120,963	10,048	—	2,430,977
Great-West Real Estate Index Fund Initial Class	211,461	1,886,151	440,750	192,900	9,363	—	2,323,951
Great-West S&P 500® Index Fund Initial Class	752,176	10,373,752	2,576,276	457,776	173,289	—	12,523,736
Great-West S&P Mid Cap 400® Index Fund Initial Class	371,359	4,451,462	1,114,158	230,057	94,127	—	5,388,424
Great-West S&P Small Cap 600® Index Fund Initial Class	254,410	2,754,564	740,245	154,315	55,473	—	3,322,591
Great-West Short Duration Bond Fund Initial Class	65,679	561,194	157,709	37,388	73	2,346	681,748
Great-West T. Rowe Price Equity Income Fund Initial Class	172,107	2,858,779	695,869	116,428	36,459	—	3,457,629
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	58,008	1,097,076	280,038	74,528	20,906	—	1,312,714
Great-West Templeton Global Bond Fund Initial Class	138,602	1,088,502	296,218	57,403	1,014	—	1,333,351
					$575,414	$50,960	$70,241,295

March 31, 2014

Great-West Lifetime 2035 Fund I
Affiliate	Shares Held/Account Balance 3/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2014
Great-West American Century Growth Fund Initial Class	492,981	$5,986,812	$675,782	$361,105	$153,263	$—	$6,241,145
Great-West Ariel Mid Cap Value Fund	910,852	1,473,913	209,327	121,691	6,777	—	1,539,340
Great-West Bond Index Fund Initial Class	1,664,812	21,324,477	2,620,113	1,938,148	(45,088)	90,867	22,358,421
Great-West Federated Bond Fund Initial Class	1,263,154	12,798,464	1,526,553	1,178,390	(48,967)	70,694	13,427,332
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	487,392	5,951,718	571,584	600,785	(27,087)	—	6,228,868
Great-West International Index Fund Initial Class	1,543,029	16,575,816	2,285,578	1,086,080	237,398	—	17,652,249
Great-West Life & Annuity Contract	2,290,731	2,190,066	279,852	187,849	—	8,662	2,290,731
Great-West Loomis Sayles Bond Fund Initial Class	634,826	8,561,955	856,266	698,330	13,382	—	8,957,387
Great-West Loomis Sayles Small Cap Value Fund Initial Class	100,710	2,683,418	350,035	167,636	96,257	—	2,798,733
Great-West MFS International Growth Fund Initial Class	317,662	3,720,985	568,018	242,124	36,452	—	3,964,426
Great-West MFS International Value Fund Initial Class	433,464	4,553,431	624,404	291,100	77,574	—	4,854,800
Great-West Multi-Manager Large Cap Growth Fund Initial Class	730,501	6,015,791	774,664	487,237	45,076	—	6,201,957
Great-West Putnam Equity Income Fund Initial Class	537,819	7,322,878	815,509	478,163	175,363	—	7,690,816
Great-West Putnam High Yield Bond Fund Initial Class	1,023,447	8,582,428	887,414	670,500	63,454	—	8,975,628
Great-West Real Estate Index Fund Initial Class	454,840	4,713,037	371,382	522,199	38,350	—	4,998,688
Great-West S&P 500® Index Fund Initial Class	1,676,422	26,626,976	2,971,418	1,550,301	616,222	—	27,912,420
Great-West S&P Mid Cap 400® Index Fund Initial Class	824,034	11,403,706	1,224,099	751,608	279,072	—	11,956,732
Great-West S&P Small Cap 600® Index Fund Initial Class	658,709	8,236,788	1,131,085	561,973	313,442	—	8,602,745
Great-West Short Duration Bond Fund Initial Class	97,108	963,523	126,270	82,366	449	3,492	1,007,986
Great-West T. Rowe Price Equity Income Fund Initial Class	382,948	7,319,933	859,089	478,220	127,919	—	7,693,431
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	128,211	2,794,024	309,875	208,601	75,627	—	2,901,405
Great-West Templeton Global Bond Fund Initial Class	543,618	4,961,820	629,289	408,400	(24,758)	—	5,229,602
					$2,210,177	$173,715	$183,484,842

March 31, 2014

Great-West Lifetime 2035 Fund II
Affiliate	Shares Held/Account Balance 3/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2014
Great-West American Century Growth Fund Initial Class	3,022,996	$35,468,204	$2,766,729	$380,600	$93,890	$—	$38,271,133
Great-West Ariel Mid Cap Value Fund	5,606,629	8,764,057	936,453	124,797	7,415	—	9,475,203
Great-West Bond Index Fund Initial Class	4,473,075	54,986,693	5,506,997	1,174,052	(12,244)	243,142	60,073,395
Great-West Federated Bond Fund Initial Class	3,390,627	32,961,410	3,224,112	752,784	(39,660)	188,921	36,042,366
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	2,989,045	35,163,737	2,302,647	956,285	(47,853)	—	38,199,990
Great-West International Index Fund Initial Class	9,511,822	98,306,018	11,278,405	1,319,197	168,563	—	108,815,248
Great-West Life & Annuity Contract	6,174,919	5,671,767	596,857	116,069	—	22,364	6,174,919
Great-West Loomis Sayles Bond Fund Initial Class	1,707,725	22,091,379	1,808,218	440,233	765	—	24,095,999
Great-West Loomis Sayles Small Cap Value Fund Initial Class	614,751	15,827,002	1,428,330	253,638	89,532	—	17,083,934
Great-West MFS International Growth Fund Initial Class	1,964,537	22,085,648	2,975,167	258,255	33,941	—	24,517,428
Great-West MFS International Value Fund Initial Class	2,679,711	27,032,982	3,209,915	403,208	107,394	—	30,012,762
Great-West Multi-Manager Large Cap Growth Fund Initial Class	4,468,275	35,542,526	3,236,902	604,266	(161,542)	—	37,935,655
Great-West Putnam Equity Income Fund Initial Class	3,306,681	43,370,664	3,626,419	697,114	255,977	—	47,285,546
Great-West Putnam High Yield Bond Fund Initial Class	2,745,569	22,085,751	1,869,623	468,082	14,653	—	24,078,637
Great-West Real Estate Index Fund Initial Class	2,325,339	23,039,530	1,329,489	1,054,704	47,096	—	25,555,471
Great-West S&P 500® Index Fund Initial Class	10,309,571	158,017,738	13,121,057	1,378,912	955,250	—	171,654,350
Great-West S&P Mid Cap 400® Index Fund Initial Class	5,057,091	67,615,077	4,556,713	610,245	255,923	—	73,378,385
Great-West S&P Small Cap 600® Index Fund Initial Class	4,033,318	48,828,040	4,478,032	889,934	372,458	—	52,675,127
Great-West Short Duration Bond Fund Initial Class	264,551	2,521,132	269,204	46,377	(316)	9,484	2,746,039
Great-West T. Rowe Price Equity Income Fund Initial Class	2,360,577	43,355,683	3,991,398	461,842	219,696	—	47,423,985
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	785,637	16,568,548	1,135,381	306,197	67,066	—	17,778,974
Great-West Templeton Global Bond Fund Initial Class	1,454,285	12,743,961	1,379,074	208,478	(4,813)	—	13,990,218
					$2,423,191	$463,911	$907,264,764

March 31, 2014

Great-West Lifetime 2035 Fund III
Affiliate	Shares Held/Account Balance 3/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2014
Great-West American Century Growth Fund Initial Class	252,012	$2,893,541	$430,746	$143,939	$30,851	$—	$3,190,476
Great-West Ariel Mid Cap Value Fund	469,442	717,904	117,268	31,918	1,672	—	793,358
Great-West Bond Index Fund Initial Class	157,760	1,893,091	333,576	138,840	(4,739)	8,608	2,118,721
Great-West Federated Bond Fund Initial Class	119,881	1,137,740	197,170	83,829	(3,230)	6,706	1,274,333
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	248,985	2,870,568	357,335	189,894	(9,609)	—	3,182,030
Great-West International Index Fund Initial Class	786,464	8,036,543	1,276,201	283,084	85,685	—	8,997,144
Great-West Life & Annuity Contract	213,243	191,029	33,467	12,022	—	769	213,243
Great-West Loomis Sayles Bond Fund Initial Class	60,044	757,507	118,279	50,184	514	—	847,215
Great-West Loomis Sayles Small Cap Value Fund Initial Class	51,513	1,295,550	197,910	57,342	18,180	—	1,431,549
Great-West MFS International Growth Fund Initial Class	162,359	1,805,631	310,990	55,401	12,955	—	2,026,241
Great-West MFS International Value Fund Initial Class	221,258	2,201,311	365,137	87,600	22,586	—	2,478,085
Great-West Multi-Manager Large Cap Growth Fund Initial Class	372,332	2,917,240	472,146	178,515	15,071	—	3,161,095
Great-West Putnam Equity Income Fund Initial Class	275,455	3,528,321	492,298	133,289	49,697	—	3,939,012
Great-West Putnam High Yield Bond Fund Initial Class	96,551	757,294	117,790	45,494	3,951	—	846,756
Great-West Real Estate Index Fund Initial Class	176,697	1,710,529	238,657	170,025	9,507	—	1,941,902
Great-West S&P 500® Index Fund Initial Class	857,684	12,833,903	1,908,856	491,405	202,376	—	14,280,431
Great-West S&P Mid Cap 400® Index Fund Initial Class	421,366	5,496,609	709,187	182,681	78,449	—	6,114,021
Great-West S&P Small Cap 600® Index Fund Initial Class	336,281	3,974,617	636,103	191,821	77,321	—	4,391,823
Great-West Short Duration Bond Fund Initial Class	9,042	84,049	15,062	5,305	11	325	93,853
Great-West T. Rowe Price Equity Income Fund Initial Class	196,360	3,525,204	529,003	130,185	40,953	—	3,944,876
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	65,399	1,349,599	187,784	71,094	22,601	—	1,479,984
Great-West Templeton Global Bond Fund Initial Class	51,023	436,578	76,747	24,803	46	—	490,843
					$654,848	$16,408	$67,236,991

March 31, 2014

Great-West Lifetime 2045 Fund I
Affiliate	Shares Held 3/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 3/31/2014
Great-West American Century Growth Fund Initial Class	291,838	$3,433,596	$425,271	$156,639	$61,129	$—	$3,694,668
Great-West Ariel Mid Cap Value Fund	540,617	847,569	129,828	52,147	2,820	—	913,642
Great-West Bond Index Fund Initial Class	530,982	6,575,896	885,922	436,106	(10,667)	28,879	7,131,087
Great-West Federated Bond Fund Initial Class	402,937	3,947,302	517,615	264,441	(10,817)	22,467	4,283,218
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	287,869	3,402,829	364,509	263,401	(11,942)	—	3,678,971
Great-West International Index Fund Initial Class	1,053,276	10,945,116	1,625,719	544,305	58,802	—	12,049,483
Great-West Loomis Sayles Bond Fund Initial Class	202,349	2,638,843	306,245	165,262	3,107	—	2,855,149
Great-West Loomis Sayles Small Cap Value Fund Initial Class	68,599	1,771,466	251,270	87,690	49,260	—	1,906,364
Great-West MFS International Growth Fund Initial Class	218,018	2,466,948	418,086	127,354	7,976	—	2,720,862
Great-West MFS International Value Fund Initial Class	295,981	3,004,981	451,812	137,285	36,639	—	3,314,989
Great-West Multi-Manager Large Cap Growth Fund Initial Class	432,357	3,442,775	489,581	242,245	(14,777)	—	3,670,715
Great-West Putnam Equity Income Fund Initial Class	317,947	4,192,163	515,366	206,448	75,705	—	4,546,636
Great-West Putnam High Yield Bond Fund Initial Class	325,361	2,638,697	314,093	160,365	13,725	—	2,853,417
Great-West Real Estate Index Fund Initial Class	216,631	2,172,202	184,268	184,169	12,769	—	2,380,778
Great-West S&P 500® Index Fund Initial Class	992,265	15,279,338	1,881,218	651,948	270,013	—	16,521,208
Great-West S&P Mid Cap 400® Index Fund Initial Class	486,663	6,534,369	767,423	319,666	130,779	—	7,061,477
Great-West S&P Small Cap 600® Index Fund Initial Class	447,610	5,432,657	782,806	285,551	159,769	—	5,845,782
Great-West T. Rowe Price Equity Income Fund Initial Class	226,696	4,191,406	555,537	207,268	57,768	—	4,554,329
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	76,082	1,606,544	197,850	95,867	33,740	—	1,721,737
Great-West Templeton Global Bond Fund Initial Class	184,188	1,627,429	230,522	94,258	(229)	—	1,771,883
					$925,569	$51,346	$93,476,395

March 31, 2014

Great-West Lifetime 2045 Fund II
Affiliate	Shares Held 3/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 3/31/2014
Great-West American Century Growth Fund Initial Class	1,604,979	$18,670,486	$1,765,347	$308,372	$74,408	$—	$20,319,031
Great-West Ariel Mid Cap Value Fund	2,975,341	4,615,373	550,318	84,774	4,782	—	5,028,326
Great-West Bond Index Fund Initial Class	1,309,795	15,977,081	1,899,771	509,018	(8,296)	70,948	17,590,551
Great-West Federated Bond Fund Initial Class	994,257	9,589,454	1,138,559	342,446	(18,165)	55,197	10,568,950
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,580,190	18,465,478	1,461,150	628,257	(34,386)	—	20,194,826
Great-West International Index Fund Initial Class	5,788,204	59,586,346	7,203,558	905,065	111,913	—	66,217,050
Great-West Loomis Sayles Bond Fund Initial Class	498,910	6,404,563	637,165	186,131	172	—	7,039,612
Great-West Loomis Sayles Small Cap Value Fund Initial Class	375,910	9,591,337	983,702	177,272	58,470	—	10,446,540
Great-West MFS International Growth Fund Initial Class	1,195,648	13,382,910	1,883,384	171,024	22,919	—	14,921,685
Great-West MFS International Value Fund Initial Class	1,631,489	16,371,625	2,041,191	246,949	64,164	—	18,272,672
Great-West Multi-Manager Large Cap Growth Fund Initial Class	2,378,004	18,775,940	2,048,632	586,657	(169,104)	—	20,189,254
Great-West Putnam Equity Income Fund Initial Class	1,748,229	22,788,396	2,178,906	456,771	165,190	—	24,999,674
Great-West Putnam High Yield Bond Fund Initial Class	795,464	6,349,941	661,061	193,335	15,528	—	6,976,222
Great-West Real Estate Index Fund Initial Class	1,052,672	10,365,062	650,684	457,527	14,885	—	11,568,862
Great-West S&P 500® Index Fund Initial Class	5,444,444	82,811,281	7,981,368	1,003,859	637,773	—	90,649,994
Great-West S&P Mid Cap 400® Index Fund Initial Class	2,674,445	35,439,132	2,948,624	478,843	196,311	—	38,806,204
Great-West S&P Small Cap 600® Index Fund Initial Class	2,461,521	29,429,214	3,156,980	591,816	237,273	—	32,147,467
Great-West T. Rowe Price Equity Income Fund Initial Class	1,246,925	22,764,948	2,345,410	316,800	145,520	—	25,050,716
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	416,137	8,685,391	731,303	194,970	35,590	—	9,417,173
Great-West Templeton Global Bond Fund Initial Class	454,259	3,953,934	490,975	102,957	(5,820)	—	4,369,971
					$1,549,127	$126,145	$454,774,780

March 31, 2014

Great-West Lifetime 2045 Fund III
Affiliate	Shares Held 3/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 3/31/2014
Great-West American Century Growth Fund Initial Class	142,374	$1,573,975	$228,921	$19,294	$3,390	$—	$1,802,451
Great-West Ariel Mid Cap Value Fund	265,695	390,923	68,486	5,660	331	—	449,025
Great-West Bond Index Fund Initial Class	64,499	743,020	139,538	27,485	(969)	3,470	866,225
Great-West Federated Bond Fund Initial Class	49,063	446,745	81,795	15,582	(737)	2,705	521,543
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	140,528	1,563,776	203,679	48,080	(2,144)	—	1,795,952
Great-West International Index Fund Initial Class	514,647	5,032,479	862,393	33,971	10,696	—	5,887,562
Great-West Loomis Sayles Bond Fund Initial Class	24,515	297,184	48,498	8,499	41	—	345,907
Great-West Loomis Sayles Small Cap Value Fund Initial Class	33,509	811,391	134,189	18,242	5,106	—	931,221
Great-West MFS International Growth Fund Initial Class	106,479	1,133,238	217,836	7,484	1,897	—	1,328,854
Great-West MFS International Value Fund Initial Class	144,638	1,377,329	246,251	14,578	3,843	—	1,619,946
Great-West Multi-Manager Large Cap Growth Fund Initial Class	210,452	1,599,633	241,160	31,720	2,440	—	1,786,739
Great-West Putnam Equity Income Fund Initial Class	155,856	1,921,463	286,958	26,576	10,126	—	2,228,746
Great-West Putnam High Yield Bond Fund Initial Class	39,984	301,376	49,357	7,913	636	—	350,656
Great-West Real Estate Index Fund Initial Class	88,743	824,468	116,715	47,529	2,218	—	975,281
Great-West S&P 500® Index Fund Initial Class	484,376	6,970,156	1,048,444	59,572	23,174	—	8,064,860
Great-West S&P Mid Cap 400® Index Fund Initial Class	238,163	2,987,917	430,512	39,910	16,779	—	3,455,752
Great-West S&P Small Cap 600® Index Fund Initial Class	218,717	2,482,494	430,053	64,902	23,871	—	2,856,439
Great-West T. Rowe Price Equity Income Fund Initial Class	111,251	1,919,582	305,551	19,252	6,200	—	2,235,042
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	36,961	733,597	106,354	18,120	5,120	—	836,419
Great-West Templeton Global Bond Fund Initial Class	22,589	185,157	34,947	3,962	(40)	—	217,309
					$111,978	$6,175	$38,555,929

March 31, 2014

Great-West Lifetime 2055 Fund I
Affiliate	Shares Held 3/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 3/31/2014
Great-West American Century Growth Fund Initial Class	79,962	$860,427	$202,553	$54,080	$11,416	$—	$1,012,320
Great-West Ariel Mid Cap Value Fund	147,924	211,780	55,992	14,849	823	—	249,992
Great-West Bond Index Fund Initial Class	123,178	1,388,541	359,639	119,378	(4,916)	6,684	1,654,280
Great-West Federated Bond Fund Initial Class	93,477	833,600	213,373	70,961	(1,855)	5,200	993,662
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	78,762	855,418	177,792	74,404	(3,505)	—	1,006,582
Great-West International Index Fund Initial Class	328,384	3,133,966	815,392	165,741	55,757	—	3,756,719
Great-West Loomis Sayles Bond Fund Initial Class	46,939	557,370	130,234	42,127	704	—	662,302
Great-West Loomis Sayles Small Cap Value Fund Initial Class	21,366	503,908	125,189	32,126	10,267	—	593,763
Great-West MFS International Growth Fund Initial Class	67,720	704,512	196,941	38,728	10,024	—	845,140
Great-West MFS International Value Fund Initial Class	92,392	860,678	228,422	51,437	13,785	—	1,034,797
Great-West Multi-Manager Large Cap Growth Fund Initial Class	118,624	871,833	214,353	65,976	3,960	—	1,007,120
Great-West Putnam Equity Income Fund Initial Class	87,087	1,050,181	243,121	55,234	26,483	—	1,245,347
Great-West Putnam High Yield Bond Fund Initial Class	75,488	557,200	132,264	42,713	1,496	—	662,027
Great-West Real Estate Index Fund Initial Class	56,289	513,382	99,510	46,467	2,901	—	618,612
Great-West S&P 500® Index Fund Initial Class	270,553	3,803,661	885,214	177,451	86,088	—	4,504,710
Great-West S&P Mid Cap 400® Index Fund Initial Class	133,229	1,631,135	375,055	87,210	43,457	—	1,933,150
Great-West S&P Small Cap 600® Index Fund Initial Class	139,752	1,545,156	398,755	105,426	38,773	—	1,825,158
Great-West T. Rowe Price Equity Income Fund Initial Class	62,030	1,049,532	253,216	59,870	17,669	—	1,246,188
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	20,804	400,857	93,410	27,250	8,608	—	470,794
Great-West Templeton Global Bond Fund Initial Class	50,869	409,909	108,831	32,266	(352)	—	489,363
					$321,583	$11,884	$25,812,026

March 31, 2014

Great-West Lifetime 2055 Fund II
Affiliate	Shares Held 3/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 3/31/2014
Great-West American Century Growth Fund Initial Class	388,627	$4,462,474	$586,499	$154,400	$39,291	$—	$4,920,017
Great-West Ariel Mid Cap Value Fund	724,918	1,104,706	173,926	40,140	2,307	—	1,225,112
Great-West Bond Index Fund Initial Class	291,295	3,486,532	496,457	121,945	(3,735)	15,741	3,912,085
Great-West Federated Bond Fund Initial Class	220,510	2,087,660	295,661	80,265	(4,558)	12,215	2,344,020
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	383,282	4,442,279	478,682	245,883	(15,384)	—	4,898,350
Great-West International Index Fund Initial Class	1,601,799	16,310,804	2,479,458	530,650	60,604	—	18,324,584
Great-West Loomis Sayles Bond Fund Initial Class	111,413	1,404,004	175,233	48,027	108	—	1,572,037
Great-West Loomis Sayles Small Cap Value Fund Initial Class	103,742	2,603,577	347,114	77,866	19,656	—	2,882,991
Great-West MFS International Growth Fund Initial Class	331,246	3,668,937	614,059	97,627	10,649	—	4,133,957
Great-West MFS International Value Fund Initial Class	451,893	4,480,604	693,776	127,735	33,905	—	5,061,199
Great-West Multi-Manager Large Cap Growth Fund Initial Class	576,631	4,546,630	661,874	315,247	(54,455)	—	4,895,599
Great-West Putnam Equity Income Fund Initial Class	423,610	5,440,075	706,204	181,990	65,624	—	6,057,629
Great-West Putnam High Yield Bond Fund Initial Class	177,398	1,389,895	179,318	47,283	4,776	—	1,555,779
Great-West Real Estate Index Fund Initial Class	238,946	2,316,588	198,602	117,025	3,729	—	2,626,022
Great-West S&P 500® Index Fund Initial Class	1,321,776	19,751,137	2,602,098	497,932	214,381	—	22,007,566
Great-West S&P Mid Cap 400® Index Fund Initial Class	649,736	8,440,465	1,003,808	199,937	81,500	—	9,427,675
Great-West S&P Small Cap 600® Index Fund Initial Class	681,131	7,981,198	1,151,204	258,799	87,477	—	8,895,566
Great-West T. Rowe Price Equity Income Fund Initial Class	301,630	5,433,413	722,102	150,401	43,657	—	6,059,753
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	101,123	2,073,779	247,652	77,927	10,510	—	2,288,415
Great-West Templeton Global Bond Fund Initial Class	120,252	1,027,788	155,120	31,476	608	—	1,156,826
					$600,650	$27,956	$114,245,182

March 31, 2014

Great-West Lifetime 2055 Fund III
Affiliate	Shares Held 3/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 3/31/2014
Great-West American Century Growth Fund Initial Class	20,054	$203,224	$53,451	$5,370	$665	$—	$253,881
Great-West Ariel Mid Cap Value Fund	37,540	50,287	15,337	1,624	72	—	63,442
Great-West Bond Index Fund Initial Class	9,049	96,298	29,042	5,388	(256)	493	121,530
Great-West Federated Bond Fund Initial Class	6,851	57,674	17,239	3,224	(100)	382	72,827
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	19,764	203,906	47,085	9,467	(573)	—	252,584
Great-West International Index Fund Initial Class	81,757	737,821	226,959	29,249	7,655	—	935,299
Great-West Loomis Sayles Bond Fund Initial Class	3,462	38,712	10,744	1,796	17	—	48,845
Great-West Loomis Sayles Small Cap Value Fund Initial Class	5,379	118,738	31,967	2,337	572	—	149,474
Great-West MFS International Growth Fund Initial Class	16,870	166,026	53,342	6,183	1,022	—	210,539
Great-West MFS International Value Fund Initial Class	23,011	202,740	62,626	8,282	2,123	—	257,718
Great-West Multi-Manager Large Cap Growth Fund Initial Class	29,828	211,166	54,881	9,829	185	—	253,244
Great-West Putnam Equity Income Fund Initial Class	21,780	246,738	66,278	7,644	2,207	—	311,455
Great-West Putnam High Yield Bond Fund Initial Class	5,568	38,702	10,842	1,817	51	—	48,826
Great-West Real Estate Index Fund Initial Class	11,186	96,337	20,889	4,288	191	—	122,937
Great-West S&P 500® Index Fund Initial Class	67,893	895,173	243,639	21,345	6,411	—	1,130,416
Great-West S&P Mid Cap 400® Index Fund Initial Class	33,565	383,873	100,436	8,204	2,517	—	487,021
Great-West S&P Small Cap 600® Index Fund Initial Class	35,224	363,529	102,434	8,402	3,410	—	460,032
Great-West T. Rowe Price Equity Income Fund Initial Class	15,489	246,472	68,073	6,775	2,058	—	311,168
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	5,226	94,171	24,910	2,722	694	—	118,271
Great-West Templeton Global Bond Fund Initial Class	3,769	28,599	8,706	1,268	—	—	36,257
					$28,921	$875	$5,645,766

March 31, 2014

2. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of March 31, 2014 were as follows:

	Cost For Income Tax Purposes	Cost For Income Tax Purposes	Gross Depreciation	Net Unrealized Appreciation
Great-West Lifetime 2015 Fund I	$209,721,887	$9,117,142	$(5,294,699)	$3,822,443
Great-West Lifetime 2015 Fund II	932,198,346	66,390,463	(19,362,642)	47,027,821
Great-West Lifetime 2015 Fund III	35,891,332	1,675,164	(629,096)	1,046,068
Great-West Lifetime 2025 Fund I	285,456,080	19,139,035	(5,147,424)	13,991,611
Great-West Lifetime 2025 Fund II	1,368,208,387	143,287,778	(18,940,922)	124,346,856
Great-West Lifetime 2025 Fund III	81,956,915	8,252,820	(817,695)	7,435,125
Great-West Lifetime 2035 Fund I	211,350,890	22,255,572	(2,515,043)	19,740,529
Great-West Lifetime 2035 Fund II	1,017,735,481	144,689,920	(9,235,039)	135,454,881
Great-West Lifetime 2035 Fund III	75,780,869	10,691,753	(465,028)	10,226,725
Great-West Lifetime 2045 Fund I	107,257,941	13,369,984	(919,636)	12,450,348
Great-West Lifetime 2045 Fund II	518,373,813	76,165,266	(3,832,686)	72,332,580
Great-West Lifetime 2045 Fund III	44,061,064	6,592,291	(210,137)	6,382,154
Great-West Lifetime 2055 Fund I	31,337,398	2,991,001	(293,606)	2,697,395
Great-West Lifetime 2055 Fund II	136,253,995	17,273,860	(1,001,939)	16,271,921
Great-West Lifetime 2055 Fund III	7,011,083	615,693	(50,953)	564,740

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST CONSERVATIVE PROFILE I FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
314,093	Great-West Federated Bond Fund Initial Class(a)	$3,338,805
260,581	Great-West Loomis Sayles Bond Fund Initial Class(a)	3,676,792
190,515	Great-West Putnam High Yield Bond Fund Initial Class(a)	1,670,819
254,668	Great-West Short Duration Bond Fund Initial Class(a)	2,643,458
470,684	Great-West Templeton Global Bond Fund Initial Class(a)	4,527,983
293,928	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	3,500,680

TOTAL BOND MUTUAL FUNDS — 47.26% (Cost $19,286,745)		$19,358,537

EQUITY MUTUAL FUNDS
58,850	Great-West American Century Growth Fund Initial Class(a)	745,038
135,337	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	1,729,610
24,714	Great-West Invesco Small Cap Value Fund Initial Class(a)	309,422
11,096	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	308,364
71,309	Great-West MFS International Growth Fund Initial Class(a)	889,936
161,224	Great-West MFS International Value Fund Initial Class(a)	1,805,705

Shares		Fair Value

Equity Mutual Funds — (continued)
87,500	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$742,873
106,203	Great-West Putnam Equity Income Fund Initial Class(a)	1,518,697
188,165	Great-West Real Estate Index Fund Initial Class(a)	2,067,936
14,667	Great-West Small Cap Growth Fund Initial Class(a)	309,625
75,554	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	1,517,883
19,016	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	430,329

TOTAL EQUITY MUTUAL FUNDS — 30.21% (Cost $11,072,518)		$12,375,418

Account Balance

FIXED INTEREST CONTRACT
9,152,114(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	9,152,114

TOTAL FIXED INTEREST CONTRACT — 22.34% (Cost $9,152,114)		$9,152,114

TOTAL INVESTMENTS — 99.81% (Cost $39,511,377)		$40,886,069

OTHER ASSETS & LIABILITIES, NET — 0.19%		$79,759

TOTAL NET ASSETS — 100.00%		$40,965,828

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2014.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
424,437	Great-West Federated Bond Fund Initial Class(a)	$4,511,761
351,959	Great-West Loomis Sayles Bond Fund Initial Class(a)	4,966,135
257,274	Great-West Putnam High Yield Bond Fund Initial Class(a)	2,256,297
637,979	Great-West Templeton Global Bond Fund Initial Class(a)	6,137,363
396,943	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	4,727,590

TOTAL BOND MUTUAL FUNDS — 32.91% (Cost $22,520,088)		$22,599,146

EQUITY MUTUAL FUNDS
159,344	Great-West American Century Growth Fund Initial Class(a)	2,017,301
367,482	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	4,696,415
67,382	Great-West Invesco Small Cap Value Fund Initial Class(a)	843,623
30,245	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	840,519
194,482	Great-West MFS International Growth Fund Initial Class(a)	2,427,142
440,782	Great-West MFS International Value Fund Initial Class(a)	4,936,755

Shares		Fair Value

Equity Mutual Funds — (continued)
236,708	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$2,009,647
288,220	Great-West Putnam Equity Income Fund Initial Class(a)	4,121,548
284,812	Great-West Real Estate Index Fund Initial Class(a)	3,130,082
39,899	Great-West Small Cap Growth Fund Initial Class(a)	842,258
205,191	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	4,122,284
51,555	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,166,701

TOTAL EQUITY MUTUAL FUNDS — 45.37% (Cost $27,090,546)		$31,154,275

Account Balance

15,009,827(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	15,009,827

TOTAL FIXED INTEREST CONTRACT — 21.86% (Cost $15,009,827)		$15,009,827

TOTAL INVESTMENTS — 100.14% (Cost $64,620,461)		$68,763,248

OTHER ASSETS & LIABILITIES, NET — (0.14)%		$(96,093)

TOTAL NET ASSETS — 100.00%		$68,667,155

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2014.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATE PROFILE I FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
868,663	Great-West Federated Bond Fund Initial Class(a)	$9,233,886
720,914	Great-West Loomis Sayles Bond Fund Initial Class(a)	10,172,097
527,105	Great-West Putnam High Yield Bond Fund Initial Class(a)	4,622,711
1,306,801	Great-West Templeton Global Bond Fund Initial Class(a)	12,571,424
812,728	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	9,679,599

TOTAL BOND MUTUAL FUNDS — 23.93% (Cost $45,966,337)		$46,279,717

EQUITY MUTUAL FUNDS
619,853	Great-West American Century Growth Fund Initial Class(a)	7,847,339
1,430,304	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	18,279,279
259,501	Great-West Invesco Small Cap Value Fund Initial Class(a)	3,248,951
116,572	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	3,239,529
752,118	Great-West MFS International Growth Fund Initial Class(a)	9,386,434
1,705,316	Great-West MFS International Value Fund Initial Class(a)	19,099,536

Shares		Fair Value

Equity Mutual Funds — (continued)
917,049	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$7,785,748
1,123,561	Great-West Putnam Equity Income Fund Initial Class(a)	16,066,923
712,207	Great-West Real Estate Index Fund Initial Class(a)	7,827,160
152,582	Great-West Small Cap Growth Fund Initial Class(a)	3,221,010
798,881	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	16,049,511
199,466	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	4,513,918

TOTAL EQUITY MUTUAL FUNDS — 60.28% (Cost $101,081,592)		$116,565,338

Account Balance

FIXED INTEREST CONTRACT
30,753,791(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	30,753,791

TOTAL FIXED INTEREST CONTRACT — 15.90% (Cost $30,753,791)		$30,753,791

TOTAL INVESTMENTS — 100.11% (Cost $177,801,720)		$193,598,846

OTHER ASSETS & LIABILITIES, NET — (0.11)%		$(215,297)

TOTAL NET ASSETS — 100.00%		$193,383,549

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2014.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
527,560	Great-West Federated Bond Fund Initial Class(a)	$5,607,963
437,591	Great-West Loomis Sayles Bond Fund Initial Class(a)	6,174,412
319,805	Great-West Putnam High Yield Bond Fund Initial Class(a)	2,804,692
794,954	Great-West Templeton Global Bond Fund Initial Class(a)	7,647,453
493,482	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	5,877,371

TOTAL BOND MUTUAL FUNDS — 17.94% (Cost $27,961,612)		$28,111,891

EQUITY MUTUAL FUNDS
620,493	Great-West American Century Growth Fund Initial Class(a)	7,855,438
1,431,094	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	18,289,381
260,413	Great-West Invesco Small Cap Value Fund Initial Class(a)	3,260,371
117,000	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	3,251,439
760,231	Great-West MFS International Growth Fund Initial Class(a)	9,487,687
1,719,949	Great-West MFS International Value Fund Initial Class(a)	19,263,432

Shares		Fair Value

Equity Mutual Funds — (continued)
917,218	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$7,787,181
1,125,041	Great-West Putnam Equity Income Fund Initial Class(a)	16,088,088
504,480	Great-West Real Estate Index Fund Initial Class(a)	5,544,232
152,819	Great-West Small Cap Growth Fund Initial Class(a)	3,226,010
801,686	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	16,105,880
199,549	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	4,515,788

TOTAL EQUITY MUTUAL FUNDS — 73.18% (Cost $94,404,871)		$114,674,927

Account Balance

FIXED INTEREST CONTRACT
13,988,142(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	13,988,142

TOTAL FIXED INTEREST CONTRACT — 8.93% (Cost $13,988,142)		$13,988,142

TOTAL INVESTMENTS — 100.05% (Cost $136,354,625)		$156,774,960

OTHER ASSETS & LIABILITIES, NET — (0.05)%		$(77,425)

TOTAL NET ASSETS — 100.00%		$156,697,535

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2014.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST AGGRESSIVE PROFILE I FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

EQUITY MUTUAL FUNDS
466,163	Great-West American Century Growth Fund Initial Class(a)	$5,901,629
1,078,436	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	13,782,412
195,429	Great-West Invesco Small Cap Value Fund Initial Class(a)	2,446,767
87,762	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	2,438,914
573,431	Great-West MFS International Growth Fund Initial Class(a)	7,156,414
1,297,454	Great-West MFS International Value Fund Initial Class(a)	14,531,490
687,755	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	5,839,038
847,952	Great-West Putnam Equity Income Fund Initial Class(a)	12,125,714

Shares		Fair Value

Equity Mutual Funds — (continued)
233,228	Great-West Real Estate Index Fund Initial Class(a)	$2,563,172
114,134	Great-West Small Cap Growth Fund Initial Class(a)	2,409,367
604,272	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	12,139,832
149,760	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	3,389,072

TOTAL EQUITY MUTUAL FUNDS — 100.05% (Cost $71,806,393)		$84,723,821

TOTAL INVESTMENTS — 100.05% (Cost $71,806,393)		$84,723,821

OTHER ASSETS & LIABILITIES, NET — (0.05)%		$(41,527)

TOTAL NET ASSETS — 100.00%		$84,682,294

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

Notes to Schedule of Investments
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Conservative Profile I Fund, Great-West Moderately Conservative Profile I Fund, Great-West Moderate Profile I Fund, Great-West Moderately Aggressive Profile I Fund and Great-West Aggressive Profile I Fund (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile I Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile I Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile I Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile I Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile I Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis.  The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

March 31, 2014

As of March 31, 2014, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

The following is a reconciliation of change in Level 3 assets during the period ended March 31, 2014:

	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund	Great-West Moderately Aggressive Profile I Fund
Beginning Balance, January 1, 2014	$8,672,933	$14,443,101	$25,288,048	$13,610,775
Total realized gains (loss)	–	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–	–
Total interest received	34,238	56,122	119,181	52,808
Purchases	629,017	823,287	8,331,884	784,692
Sales	(184,074)	(312,683)	(2,985,322)	(460,133)
Transfers into Level 3	–	–	–	–
Transfers (out of) Level 3	–	–	–	–
Ending Balance, March 31, 2014	$9,152,114	$5,009,827	$30,753,791	$13,988,142

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model.  The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input).  The Funds consider the credit risk input to be a significant unobservable input.  As of March 31, 2014, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Distributions to Shareholders

Distributions from net investment income of the Funds, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Federal Taxes

Each Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

Each Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Funds' U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Funds' Colorado tax returns remain open for an additional year.

March 31, 2014

Application of Recent Accounting Pronouncements
In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

Transactions with Affiliates

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended March 31, 2014, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Great-West Conservative Profile I Fund
Affiliate	Shares Held/Account Balance 3/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2014
Great-West American Century Growth Fund Initial Class	58,850	$714,606	$72,363	$37,984	$14,908	$—	$745,038
Great-West Federated Bond Fund Initial Class	314,093	3,156,470	227,491	100,616	675	17,497	3,338,805
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	135,337	1,658,204	131,599	115,400	21,568	—	1,729,610
Great-West Invesco Small Cap Value Fund Initial Class	24,714	296,448	33,538	36,860	(911)	—	309,422
Great-West Life & Annuity Contract	9,152,114	8,672,933	629,017	184,074	—	34,238	9,152,114
Great-West Loomis Sayles Bond Fund Initial Class	260,581	3,481,077	189,295	96,428	(1,090)	—	3,676,792
Great-West Loomis Sayles Small Cap Value Fund Initial Class	11,096	295,479	32,561	21,694	1,057	—	308,364
Great-West MFS International Growth Fund Initial Class	71,309	848,042	89,929	30,559	7,630	—	889,936
Great-West MFS International Value Fund Initial Class	161,224	1,710,801	174,761	68,792	28,290	—	1,805,705
Great-West Multi-Manager Large Cap Growth Fund Initial Class	87,500	724,924	78,632	45,668	8,212	—	742,873
Great-West Putnam Equity Income Fund Initial Class	106,203	1,444,817	126,835	59,029	34,910	—	1,518,697
Great-West Putnam High Yield Bond Fund Initial Class	190,515	1,582,488	87,728	41,167	2,014	—	1,670,819
Great-West Real Estate Index Fund Initial Class	188,165	1,930,629	147,395	234,385	(29,929)	—	2,067,936

March 31, 2014

Great-West Short Duration Bond Fund Initial Class	254,668	2,504,749	193,192	55,436	1,486	9,109	2,643,458
Great-West Small Cap Growth Fund Initial Class	14,667	303,148	47,633	35,027	(2,560)	—	309,625
Great-West T. Rowe Price Equity Income Fund Initial Class	75,554	1,441,598	122,779	49,083	21,743	—	1,517,883
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	19,016	412,016	42,624	26,884	9,349	—	430,329
Great-West Templeton Global Bond Fund Initial Class	470,684	4,269,836	361,351	125,517	(1,971)	—	4,527,983
Great-West U.S. Government Mortgage Securities Fund Initial Class	293,928	3,311,760	258,712	104,229	(2,605)	17,563	3,500,680

					$112,776	$78,407	$40,886,069

Great-West Moderately Conservative Profile I Fund
Affiliate	Shares Held/Account Balance 3/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2014
Great-West American Century Growth Fund Initial Class	159,344	$1,972,189	$94,683	$54,780	$23,121	$—	$2,017,301
Great-West Federated Bond Fund Initial Class	424,437	4,319,110	222,298	105,201	(38)	23,688	4,511,761
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	367,482	4,579,241	163,471	190,213	62,172	—	4,696,415
Great-West Invesco Small Cap Value Fund Initial Class	67,382	816,981	49,945	51,089	13,467	—	843,623
Great-West Life & Annuity Contract	15,009,827	14,443,101	823,287	312,683	—	56,122	15,009,827
Great-West Loomis Sayles Bond Fund Initial Class	351,959	4,786,858	149,686	108,597	(1,480)	—	4,966,135
Great-West Loomis Sayles Small Cap Value Fund Initial Class	30,245	815,366	56,254	28,925	10,180	—	840,519
Great-West MFS International Growth Fund Initial Class	194,482	2,334,479	158,203	34,820	2,271	—	2,427,142
Great-West MFS International Value Fund Initial Class	440,782	4,733,800	266,600	74,357	32,943	—	4,936,755
Great-West Multi-Manager Large Cap Growth Fund Initial Class	236,708	2,003,109	121,793	81,351	14,128	—	2,009,647
Great-West Putnam Equity Income Fund Initial Class	288,220	3,987,730	186,664	115,122	46,896	—	4,121,548
Great-West Putnam High Yield Bond Fund Initial Class	257,274	2,173,353	69,807	43,800	1,984	—	2,256,297
Great-West Real Estate Index Fund Initial Class	284,812	2,940,189	132,795	270,903	(36,856)	—	3,130,082
Great-West Small Cap Growth Fund Initial Class	39,899	833,892	85,937	57,406	(4,300)	—	842,258
Great-West T. Rowe Price Equity Income Fund Initial Class	205,191	3,982,125	187,325	71,382	39,920	—	4,122,284
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	51,555	1,137,233	66,592	51,094	17,631	—	1,166,701
Great-West Templeton Global Bond Fund Initial Class	637,979	5,848,950	333,134	71,408	774	—	6,137,363
Great-West U.S. Government Mortgage Securities Fund Initial Class	396,943	4,532,753	271,981	122,203	(2,217)	23,777	4,727,590
					$220,596	$103,587	$68,763,248

March 31, 2014

Great-West Moderate Profile I Fund
Affiliate	Shares Held/Account Balance 3/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2014
Great-West American Century Growth Fund Initial Class	619,853	$6,552,033	$2,055,363	$720,249	$170,164	$—	$7,847,339
Great-West Federated Bond Fund Initial Class	868,663	7,563,677	2,546,528	1,051,929	(11,291)	48,995	9,233,886
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,430,304	15,145,574	4,527,575	1,751,423	491,862	—	18,279,279
Great-West Invesco Small Cap Value Fund Initial Class	259,501	2,690,379	820,397	333,214	94,800	—	3,248,951
Great-West Life & Annuity Contract	30,753,791	25,288,048	8,331,884	2,985,322	—	119,181	30,753,791
Great-West Loomis Sayles Bond Fund Initial Class	720,914	8,380,714	2,601,948	1,121,559	(15,568)	—	10,172,097
Great-West Loomis Sayles Small Cap Value Fund Initial Class	116,572	2,697,404	844,555	201,128	135,622	—	3,239,529
Great-West MFS International Growth Fund Initial Class	752,118	7,778,527	2,517,610	608,398	207,689	—	9,386,434
Great-West MFS International Value Fund Initial Class	1,705,316	15,765,232	5,036,035	1,250,006	655,907	—	19,099,536
Great-West Multi-Manager Large Cap Growth Fund Initial Class	917,049	6,581,068	2,093,814	721,421	109,500	—	7,785,748
Great-West Putnam Equity Income Fund Initial Class	1,123,561	13,262,169	4,029,958	1,202,733	476,204	—	16,066,923
Great-West Putnam High Yield Bond Fund Initial Class	527,105	3,804,882	1,182,828	460,545	29,555	—	4,622,711
Great-West Real Estate Index Fund Initial Class	712,207	6,287,461	2,080,181	1,501,599	(204,668)	—	7,827,160
Great-West Small Cap Growth Fund Initial Class	152,582	2,722,942	899,020	223,839	83,728	—	3,221,010
Great-West T. Rowe Price Equity Income Fund Initial Class	798,881	13,248,087	4,006,406	1,002,634	466,137	—	16,049,511
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	199,466	3,778,041	1,194,992	502,218	97,014	—	4,513,918
Great-West Templeton Global Bond Fund Initial Class	1,306,801	10,254,261	3,344,189	1,047,992	26,268	—	12,571,424
Great-West U.S. Government Mortgage Securities Fund Initial Class	812,728	7,937,605	2,742,448	1,147,098	(50,597)	49,179	9,679,599
					$2,762,326	$217,355	$193,598,846

March 31, 2014

Great-West Moderately Aggressive Profile I Fund
Affiliate	Shares Held/Account Balance 3/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2014
Great-West American Century Growth Fund Initial Class	620,493	$7,774,553	$199,973	$183,436	$45,466	$—	$7,855,438
Great-West Federated Bond Fund Initial Class	527,560	5,425,176	309,260	225,385	(3,969)	29,637	5,607,963
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,431,094	17,950,292	317,894	512,558	273,365	—	18,289,381
Great-West Invesco Small Cap Value Fund Initial Class	260,413	3,194,007	109,338	151,771	51,647	—	3,260,371
Great-West Life & Annuity Contract	13,988,142	13,610,775	784,692	460,133	—	52,808	13,988,142
Great-West Loomis Sayles Bond Fund Initial Class	437,591	6,012,313	205,469	217,782	(3,011)	—	6,174,412
Great-West Loomis Sayles Small Cap Value Fund Initial Class	117,000	3,209,941	144,661	75,969	56,920	—	3,251,439
Great-West MFS International Growth Fund Initial Class	760,231	9,256,306	505,820	129,229	28,885	—	9,487,687
Great-West MFS International Value Fund Initial Class	1,719,949	18,716,438	750,275	249,695	118,595	—	19,263,432
Great-West Multi-Manager Large Cap Growth Fund Initial Class	917,218	7,781,515	267,166	254,344	(71,325)	—	7,787,181
Great-West Putnam Equity Income Fund Initial Class	1,125,041	15,767,396	336,163	311,528	127,343	—	16,088,088
Great-West Putnam High Yield Bond Fund Initial Class	319,805	2,731,269	95,010	91,281	4,132	—	2,804,692
Great-West Real Estate Index Fund Initial Class	504,480	5,262,623	223,141	535,032	(72,140)	—	5,544,232
Great-West Small Cap Growth Fund Initial Class	152,819	3,224,072	208,140	92,745	14,906	—	3,226,010
Great-West T. Rowe Price Equity Income Fund Initial Class	801,686	15,752,048	441,473	154,580	179,039	—	16,105,880
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	199,549	4,488,683	136,383	120,394	113,451	—	4,515,788
Great-West Templeton Global Bond Fund Initial Class	794,954	7,354,648	418,028	144,832	13,208	—	7,647,453
Great-West U.S. Government Mortgage Securities Fund Initial Class	493,482	5,693,659	356,044	239,552	(13,133)	29,749	5,877,371
					$863,379	$112,194	$156,774,960

March 31, 2014

Great-West Aggressive Profile I Fund
Affiliate	Shares Held 3/31/2014	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 3/31/2014
Great-West American Century Growth Fund Initial Class	466,163	$5,799,363	$103,954	$66,152	$15,713	$—	$5,901,629
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,078,436	13,400,804	158,526	205,359	174,290	—	13,782,412
Great-West Invesco Small Cap Value Fund Initial Class	195,429	2,372,939	92,585	104,280	35,479	—	2,446,767
Great-West Loomis Sayles Small Cap Value Fund Initial Class	87,762	2,390,716	103,293	43,548	34,249	—	2,438,914
Great-West MFS International Growth Fund Initial Class	573,431	6,889,121	476,691	102,582	21,294	—	7,156,414
Great-West MFS International Value Fund Initial Class	1,297,454	13,953,416	793,545	219,336	119,370	—	14,531,490
Great-West Multi-Manager Large Cap Growth Fund Initial Class	687,755	5,793,719	181,281	105,390	(31,204)	—	5,839,038
Great-West Putnam Equity Income Fund Initial Class	847,952	11,780,065	325,234	211,324	84,745	—	12,125,714
Great-West Real Estate Index Fund Initial Class	233,228	2,432,494	69,381	205,711	(30,029)	—	2,563,172
Great-West Small Cap Growth Fund Initial Class	114,134	2,394,794	154,827	59,461	6,615	—	2,409,367
Great-West T. Rowe Price Equity Income Fund Initial Class	604,272	11,761,893	488,986	193,405	102,786	—	12,139,832
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	149,760	3,349,180	68,972	70,022	49,587	—	3,389,072
					$582,895	$—	$84,723,821

2. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of March 31, 2014 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
Great-West Conservative Profile I Fund	$39,411,088	$2,053,091	$(578,110)	$1,474,981
Great-West Moderately Conservative Profile I Fund	64,421,539	5,225,142	(883,433)	4,341,709
Great-West Moderate Profile I Fund	177,997,726	17,435,075	(1,833,955)	15,601,120
Great-West Moderately Aggressive Profile I Fund	137,113,190	21,801,729	(2,139,959)	19,661,770
Great-West Aggressive Profile I Fund	72,549,148	13,430,957	(1,256,284)	12,174,673

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST CONSERVATIVE PROFILE II FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
3,186,118	Great-West Federated Bond Fund Initial Class(a)	$33,868,429
2,642,253	Great-West Loomis Sayles Bond Fund Initial Class(a)	37,282,184
1,932,035	Great-West Putnam High Yield Bond Fund Initial Class(a)	16,943,949
2,583,552	Great-West Short Duration Bond Fund Initial Class(a)	26,817,268
4,776,407	Great-West Templeton Global Bond Fund Initial Class(a)	45,949,039
2,982,226	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	35,518,316

TOTAL BOND MUTUAL FUNDS — 47.53% (Cost $195,916,316)		$196,379,185

EQUITY MUTUAL FUNDS
595,078	Great-West American Century Growth Fund Initial Class(a)	7,533,684
1,367,192	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	17,472,710
249,082	Great-West Invesco Small Cap Value Fund Initial Class(a)	3,118,501
112,026	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	3,113,191
724,269	Great-West MFS International Growth Fund Initial Class(a)	9,038,881
1,637,503	Great-West MFS International Value Fund Initial Class(a)	18,340,035

Shares		Fair Value

Equity Mutual Funds — (continued)
883,515	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$7,501,042
1,073,195	Great-West Putnam Equity Income Fund Initial Class(a)	15,346,691
1,902,803	Great-West Real Estate Index Fund Initial Class(a)	20,911,809
147,292	Great-West Small Cap Growth Fund Initial Class(a)	3,109,330
763,925	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	15,347,259
191,712	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	4,338,453

TOTAL EQUITY MUTUAL FUNDS — 30.30% (Cost $111,897,164)		$125,171,586

Account Balance

FIXED INTEREST CONTRACT
92,804,209(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	92,804,209

TOTAL FIXED INTEREST CONTRACT — 22.46% (Cost $92,804,209)		$92,804,209

TOTAL INVESTMENTS — 100.29% (Cost $400,617,689)		$414,354,980

OTHER ASSETS & LIABILITIES, NET — (0.29)%		$(1,199,305)

TOTAL NET ASSETS — 100.00%		$413,155,675

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2014.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY CONSERVATIVE PROFILE II FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
791,348	Great-West Federated Bond Fund Initial Class(a)	$8,412,027
656,560	Great-West Loomis Sayles Bond Fund Initial Class(a)	9,264,062
479,869	Great-West Putnam High Yield Bond Fund Initial Class(a)	4,208,448
1,190,915	Great-West Templeton Global Bond Fund Initial Class(a)	11,456,601
740,514	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	8,819,526

TOTAL BOND MUTUAL FUNDS — 33.06% (Cost $42,193,402)		$42,160,664

EQUITY MUTUAL FUNDS
296,548	Great-West American Century Growth Fund Initial Class(a)	3,754,304
682,889	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	8,727,325
124,682	Great-West Invesco Small Cap Value Fund Initial Class(a)	1,561,017
55,940	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	1,554,575
362,398	Great-West MFS International Growth Fund Initial Class(a)	4,522,730
821,350	Great-West MFS International Value Fund Initial Class(a)	9,199,115

Shares		Fair Value

Equity Mutual Funds — (continued)
439,305	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$3,729,701
536,590	Great-West Putnam Equity Income Fund Initial Class(a)	7,673,236
529,385	Great-West Real Estate Index Fund Initial Class(a)	5,817,942
73,670	Great-West Small Cap Growth Fund Initial Class(a)	1,555,166
382,136	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	7,677,106
95,552	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	2,162,353

TOTAL EQUITY MUTUAL FUNDS — 45.42% (Cost $51,765,218)		$57,934,570

Account Balance

FIXED INTEREST CONTRACT
27,990,112(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	27,990,112

TOTAL FIXED INTEREST CONTRACT — 21.94% (Cost $27,990,112)		$27,990,112

TOTAL INVESTMENTS — 100.42% (Cost $121,948,732)		$128,085,346

OTHER ASSETS & LIABILITIES, NET — (0.42)%		$(539,292)

TOTAL NET ASSETS — 100.00%		$127,546,054

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2014.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATE PROFILE II FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
5,093,141	Great-West Federated Bond Fund Initial Class(a)	$54,140,088
4,220,401	Great-West Loomis Sayles Bond Fund Initial Class(a)	59,549,847
3,084,454	Great-West Putnam High Yield Bond Fund Initial Class(a)	27,050,663
7,662,678	Great-West Templeton Global Bond Fund Initial Class(a)	73,714,962
4,763,745	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	56,736,205

TOTAL BOND MUTUAL FUNDS — 24.06% (Cost $269,938,729)		$271,191,765

EQUITY MUTUAL FUNDS
3,597,000	Great-West American Century Growth Fund Initial Class(a)	45,538,022
8,305,334	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	106,142,168
1,504,463	Great-West Invesco Small Cap Value Fund Initial Class(a)	18,835,876
675,950	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	18,784,638
4,429,521	Great-West MFS International Growth Fund Initial Class(a)	55,280,425
10,035,602	Great-West MFS International Value Fund Initial Class(a)	112,398,738

Shares		Fair Value

Equity Mutual Funds — (continued)
5,309,442	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$45,077,164
6,533,756	Great-West Putnam Equity Income Fund Initial Class(a)	93,432,706
4,165,814	Great-West Real Estate Index Fund Initial Class(a)	45,782,301
878,573	Great-West Small Cap Growth Fund Initial Class(a)	18,546,684
4,666,862	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	93,757,260
1,152,853	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	26,089,063

TOTAL EQUITY MUTUAL FUNDS — 60.29% (Cost $569,090,064)		$679,665,045

Account Balance

FIXED INTEREST CONTRACT
179,855,213(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	179,855,213

TOTAL FIXED INTEREST CONTRACT — 15.95% (Cost $179,855,213)		$179,855,213

TOTAL INVESTMENTS — 100.30% (Cost $1,018,884,006)		$1,130,712,023

OTHER ASSETS & LIABILITIES, NET — (0.30)%		$(3,335,067)

TOTAL NET ASSETS — 100.00%		$1,127,376,956

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2014.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY AGGRESSIVE PROFILE II FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
1,132,180	Great-West Federated Bond Fund Initial Class(a)	$12,035,071
938,905	Great-West Loomis Sayles Bond Fund Initial Class(a)	13,247,953
686,064	Great-West Putnam High Yield Bond Fund Initial Class(a)	6,016,777
1,705,318	Great-West Templeton Global Bond Fund Initial Class(a)	16,405,161
1,058,931	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	12,611,868

TOTAL BOND MUTUAL FUNDS — 17.96% (Cost $60,261,281)		$60,316,830

EQUITY MUTUAL FUNDS
1,323,907	Great-West American Century Growth Fund Initial Class(a)	16,760,660
3,060,395	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	39,111,847
555,972	Great-West Invesco Small Cap Value Fund Initial Class(a)	6,960,776
249,851	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	6,943,350
1,628,925	Great-West MFS International Growth Fund Initial Class(a)	20,328,983
3,685,134	Great-West MFS International Value Fund Initial Class(a)	41,273,496

Shares		Fair Value

Equity Mutual Funds — (continued)
1,950,640	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$16,560,931
2,410,291	Great-West Putnam Equity Income Fund Initial Class(a)	34,467,168
1,079,589	Great-West Real Estate Index Fund Initial Class(a)	11,864,684
323,412	Great-West Small Cap Growth Fund Initial Class(a)	6,827,219
1,718,240	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	34,519,451
424,808	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	9,613,416

TOTAL EQUITY MUTUAL FUNDS — 73.02% (Cost $210,862,504)		$245,231,981

Account Balance

FIXED INTEREST CONTRACT
30,004,072(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	30,004,072

TOTAL FIXED INTEREST CONTRACT — 8.93% (Cost $30,004,072)		$30,004,072

TOTAL INVESTMENTS — 99.91% (Cost $301,127,857)		$335,552,883

OTHER ASSETS & LIABILITIES, NET — 0.09%		$306,872

TOTAL NET ASSETS — 100.00%		$335,859,755

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2014.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST AGGRESSIVE PROFILE II FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

EQUITY MUTUAL FUNDS
3,686,320	Great-West American Century Growth Fund Initial Class(a)	$46,668,817
8,529,050	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	109,001,260
1,545,162	Great-West Invesco Small Cap Value Fund Initial Class(a)	19,345,430
694,359	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	19,296,233
4,569,148	Great-West MFS International Growth Fund Initial Class(a)	57,022,966
10,333,360	Great-West MFS International Value Fund Initial Class(a)	115,733,631
5,438,497	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	46,172,836
6,715,109	Great-West Putnam Equity Income Fund Initial Class(a)	96,026,052

Shares		Fair Value

Equity Mutual Funds — (continued)
1,852,589	Great-West Real Estate Index Fund Initial Class(a)	$20,359,957
901,031	Great-West Small Cap Growth Fund Initial Class(a)	19,020,776
4,798,714	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	96,406,162
1,183,281	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	26,777,651

TOTAL EQUITY MUTUAL FUNDS — 100.15% (Cost $565,597,265)		$671,831,771

TOTAL INVESTMENTS — 100.15% (Cost $565,597,265)		$671,831,771

OTHER ASSETS & LIABILITIES, NET — (0.15)%		$(1,019,590)

TOTAL NET ASSETS — 100.00%		$670,812,181

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

Notes to Schedule of Investments
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Conservative Profile II Fund, Great-West Moderately Conservative Profile II Fund, Great-West Moderate Profile II Fund, Great-West Moderately Aggressive Profile II Fund and Great-West Aggressive Profile II Funds (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile II Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile II Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile II Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile II Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile II Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis.  The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

Annual Report - December 31, 2013

As of March 31, 2014, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

The following is a reconciliation of change in Level 3 assets during the period ended March 31, 2014:

	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund	Great-West Moderately Aggressive Profile II Fund
Beginning Balance, January 1, 2014	$90,506,543	$26,158,096	$176,307,414	$28,820,458
Total realized gain (loss)	–	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–	–
Total interest received	345,641	102,146	672,882	111,722
Purchases	4,124,990	2,651,433	6,024,088	1,962,403
Sales	(2,172,965)	(921,563)	(3,149,171)	(890,511)
Transfers into Level 3	–	–	–	–
Transfers (out of) Level 3	–	–	–	–
Ending Balance, March 31, 2014	$92,804,209	$27,990,112	$179,855,213	$30,004,072

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model.  The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input).  The Funds consider the credit risk input to be a significant unobservable input.  As of March 31, 2014, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Distributions to Shareholders

Distributions from net investment income of the Funds, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Federal Taxes

Each Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

Each Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Funds U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Funds Colorado tax returns remain open for an additional year.

Annual Report - December 31, 2013

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

Transactions with Affiliates

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended March 31, 2014, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Great-West Conservative Profile II Fund
Affiliate	Shares Held/Account Balance 3/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2014
Great-West American Century Growth Fund Initial Class	$595,078	$7,351,260	$511,040	$327,430	$110,100	$—	$7,533,684
Great-West Federated Bond Fund Initial Class	3,186,118	32,951,410	1,346,807	992,362	2,632	177,708	33,868,429
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,367,192	16,961,181	909,788	989,836	181,061	—	17,472,710
Great-West Invesco Small Cap Value Fund Initial Class	249,082	3,026,593	208,611	278,647	(7,769)	—	3,118,501
Great-West Life & Annuity Contract	92,804,209	90,506,543	4,124,990	2,172,965	—	345,641	92,804,209
Great-West Loomis Sayles Bond Fund Initial Class	2,642,253	36,347,797	954,519	1,063,148	(19,745)	—	37,282,184
Great-West Loomis Sayles Small Cap Value Fund Initial Class	112,026	3,028,578	240,433	177,924	9,095	—	3,113,191
Great-West MFS International Growth Fund Initial Class	724,269	8,694,815	770,741	263,550	60,579	—	9,038,881
Great-West MFS International Value Fund Initial Class	1,637,503	17,610,333	1,242,434	493,565	187,241	—	18,340,035
Great-West Multi-Manager Large Cap Growth Fund Initial Class	883,515	7,351,534	658,219	375,134	64,886	—	7,501,042
Great-West Putnam Equity Income Fund Initial Class	1,073,195	14,902,016	827,930	486,042	307,287	—	15,346,691
Great-West Putnam High Yield Bond Fund Initial Class	1,932,035	16,520,140	438,030	429,699	25,884	—	16,943,949
Great-West Real Estate Index Fund Initial Class	1,902,803	20,087,709	663,662	2,084,369	(291,408)	—	20,911,809

Annual Report - December 31, 2013

Great-West Short Duration Bond Fund Initial Class	2,583,552	26,156,186	1,276,956	619,385	19,707	92,524	26,817,268
Great-West Small Cap Growth Fund Initial Class	147,292	3,032,795	377,144	229,323	(16,831)	—	3,109,330
Great-West T. Rowe Price Equity Income Fund Initial Class	763,925	14,898,416	778,233	393,809	178,342	—	15,347,259
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	191,712	4,240,922	297,085	233,830	84,837	—	4,338,453
Great-West Templeton Global Bond Fund Initial Class	4,776,407	44,470,478	2,000,239	686,321	42,250	—	45,949,039
Great-West U.S. Government Mortgage Securities Fund Initial Class	2,982,226	34,584,295	1,693,130	1,103,358	(24,220)	178,377	35,518,316
					$913,928	$794,250	$414,354,980

Great-West Moderately Conservative Profile II Fund
Affiliate	Shares Held/Account Balance 3/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2014
Great-West American Century Growth Fund Initial Class	$296,548	$3,530,676	$386,490	$191,568	$26,036	$—	$3,754,304
Great-West Federated Bond Fund Initial Class	791,348	7,847,932	711,140	284,569	(1,282)	43,600	8,412,027
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	682,889	8,168,982	764,987	504,818	84,980	—	8,727,325
Great-West Invesco Small Cap Value Fund Initial Class	124,682	1,466,565	165,810	125,317	22,266	—	1,561,017
Great-West Life & Annuity Contract	27,990,112	26,158,096	2,651,433	921,563	—	102,146	27,990,112
Great-West Loomis Sayles Bond Fund Initial Class	656,560	8,650,172	655,141	292,429	(2,837)	—	9,264,062
Great-West Loomis Sayles Small Cap Value Fund Initial Class	55,940	1,468,086	176,011	66,931	38,503	—	1,554,575
Great-West MFS International Growth Fund Initial Class	362,398	4,191,478	533,688	140,544	14,734	—	4,522,730
Great-West MFS International Value Fund Initial Class	821,350	8,491,526	929,400	214,003	96,078	—	9,199,115
Great-West Multi-Manager Large Cap Growth Fund Initial Class	439,305	3,540,879	448,531	222,981	2,551	—	3,729,701
Great-West Putnam Equity Income Fund Initial Class	536,590	7,156,973	714,286	287,923	115,616	—	7,673,236
Great-West Putnam High Yield Bond Fund Initial Class	479,869	3,929,031	321,447	139,278	10,105	—	4,208,448
Great-West Real Estate Index Fund Initial Class	529,385	5,345,253	491,464	631,949	(81,111)	—	5,817,942
Great-West Small Cap Growth Fund Initial Class	73,670	1,481,855	243,846	135,870	(10,045)	—	1,555,166
Great-West T. Rowe Price Equity Income Fund Initial Class	382,136	7,144,970	722,431	242,542	72,795	—	7,677,106
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	95,552	2,041,658	213,451	129,369	20,968	—	2,162,353
Great-West Templeton Global Bond Fund Initial Class	1,190,915	10,614,084	1,073,813	287,015	596	—	11,456,601
Great-West U.S. Government Mortgage Securities Fund Initial Class	740,514	8,238,855	823,017	330,564	(12,364)	43,765	8,819,526
					$397,589	$189,511	$128,085,346

Annual Report - December 31, 2013

Great-West Moderate Profile II Fund
Affiliate	Shares Held/Account Balance 3/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2014
Great-West American Century Growth Fund Initial Class	3,597,000	$45,410,428	$1,486,195	$1,607,325	$382,726	$—	$45,538,022
Great-West Federated Bond Fund Initial Class	5,093,141	52,815,301	1,872,312	1,480,526	(24,203)	284,685	54,140,088
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	8,305,334	105,037,857	2,373,192	4,016,628	1,918,479	—	106,142,168
Great-West Invesco Small Cap Value Fund Initial Class	1,504,463	18,740,595	544,470	914,129	460,297	—	18,835,876
Great-West Life & Annuity Contract	179,855,213	176,307,414	6,024,088	3,149,171	—	672,882	179,855,213
Great-West Loomis Sayles Bond Fund Initial Class	4,220,401	58,384,992	1,170,467	1,674,885	(27,941)	—	59,549,847
Great-West Loomis Sayles Small Cap Value Fund Initial Class	675,950	18,764,691	722,820	489,122	383,535	—	18,784,638
Great-West MFS International Growth Fund Initial Class	4,429,521	53,771,576	3,197,447	765,113	266,326	—	55,280,425
Great-West MFS International Value Fund Initial Class	10,035,602	109,096,626	5,038,794	1,718,515	1,005,769	—	112,398,738
Great-West Multi-Manager Large Cap Growth Fund Initial Class	5,309,442	45,500,698	1,784,919	2,021,797	(273,316)	—	45,077,164
Great-West Putnam Equity Income Fund Initial Class	6,533,756	92,026,607	2,609,813	2,614,493	1,046,204	—	93,432,706
Great-West Putnam High Yield Bond Fund Initial Class	3,084,454	26,515,616	546,954	685,149	35,057	—	27,050,663
Great-West Real Estate Index Fund Initial Class	4,165,814	44,273,223	1,113,103	4,514,154	(632,910)	—	45,782,301
Great-West Small Cap Growth Fund Initial Class	878,573	18,854,594	1,172,696	661,262	243,045	—	18,546,684
Great-West T. Rowe Price Equity Income Fund Initial Class	4,666,862	91,942,310	2,678,850	1,556,296	744,302	—	93,757,260
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	1,152,853	26,227,086	734,781	1,096,647	486,651	—	26,089,063
Great-West Templeton Global Bond Fund Initial Class	7,662,678	71,716,952	2,874,731	1,144,571	60,088	—	73,714,962
Great-West U.S. Government Mortgage Securities Fund Initial Class	4,763,745	55,421,704	2,316,164	1,602,037	(83,827)	285,757	56,736,205
					$5,990,282	$1,243,324	$1,130,712,023

Annual Report - December 31, 2013

Great-West Moderately Aggressive Profile II Fund
Affiliate	Shares Held/Account Balance 3/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2014
Great-West American Century Growth Fund Initial Class	1,323,907	$16,245,951	$657,416	$300,236	$74,045	$—	$16,760,660
Great-West Federated Bond Fund Initial Class	1,132,180	11,517,322	685,581	367,607	(607)	63,428	12,035,071
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	3,060,395	37,468,124	1,302,604	991,291	378,282	—	39,111,847
Great-West Invesco Small Cap Value Fund Initial Class	555,972	6,705,095	282,579	331,118	37,311	—	6,960,776
Great-West Life & Annuity Contract	30,004,072	28,820,458	1,962,403	890,511	—	111,722	30,004,072
Great-West Loomis Sayles Bond Fund Initial Class	938,905	12,691,033	560,389	369,723	(4,849)	—	13,247,953
Great-West Loomis Sayles Small Cap Value Fund Initial Class	249,851	6,717,080	416,235	149,384	107,141	—	6,943,350
Great-West MFS International Growth Fund Initial Class	1,628,925	19,207,251	1,679,998	232,420	90,915	—	20,328,983
Great-West MFS International Value Fund Initial Class	3,685,134	38,867,227	2,702,347	413,340	248,467	—	41,273,496
Great-West Multi-Manager Large Cap Growth Fund Initial Class	1,950,640	16,245,973	815,977	462,763	(131,320)	—	16,560,931
Great-West Putnam Equity Income Fund Initial Class	2,410,291	32,930,739	1,499,527	617,845	251,431	—	34,467,168
Great-West Putnam High Yield Bond Fund Initial Class	686,064	5,770,569	257,021	159,260	7,562	—	6,016,777
Great-West Real Estate Index Fund Initial Class	1,079,589	11,154,232	405,615	913,063	(118,534)	—	11,864,684
Great-West Small Cap Growth Fund Initial Class	323,412	6,749,495	457,965	159,565	9,862	—	6,827,219
Great-West T. Rowe Price Equity Income Fund Initial Class	1,718,240	32,878,798	1,814,243	442,441	268,266	—	34,519,451
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	424,808	9,384,395	354,598	258,583	125,397	—	9,613,416
Great-West Templeton Global Bond Fund Initial Class	1,705,318	15,595,970	1,058,653	315,403	8,285	—	16,405,161
Great-West U.S. Government Mortgage Securities Fund Initial Class	1,058,931	12,084,762	801,565	394,520	(8,142)	63,668	12,611,868
					$1,343,512	$238,818	$335,552,883

Annual Report - December 31, 2013

Great-West Aggressive Profile II Fund
Affiliate	Shares Held 3/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 3/31/2014
Great-West American Century Growth Fund Initial Class	3,686,320	$46,649,788	$977,780	$1,290,283	$298,330	$—	$46,668,817
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	8,529,050	107,882,046	1,353,528	2,736,155	2,259,293	—	109,001,260
Great-West Invesco Small Cap Value Fund Initial Class	1,545,162	19,237,677	469,483	865,108	451,765	—	19,345,430
Great-West Loomis Sayles Small Cap Value Fund Initial Class	694,359	19,260,549	650,189	447,314	343,209	—	19,296,233
Great-West MFS International Growth Fund Initial Class	4,569,148	55,296,953	2,894,141	357,350	137,749	—	57,022,966
Great-West MFS International Value Fund Initial Class	10,333,360	112,125,193	5,405,198	1,844,589	957,295	—	115,733,631
Great-West Multi-Manager Large Cap Growth Fund Initial Class	5,438,497	46,648,056	1,313,292	1,804,365	(505,922)	—	46,172,836
Great-West Putnam Equity Income Fund Initial Class	6,715,109	94,750,421	1,672,274	2,073,841	813,198	—	96,026,052
Great-West Real Estate Index Fund Initial Class	1,852,589	19,611,160	427,988	1,850,459	(289,713)	—	20,359,957
Great-West Small Cap Growth Fund Initial Class	901,031	19,329,125	1,022,500	511,586	234,263	—	19,020,776
Great-West T. Rowe Price Equity Income Fund Initial Class	4,798,714	94,672,252	2,816,002	1,368,811	1,165,506	—	96,406,162
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	1,183,281	26,960,033	468,554	721,709	646,245	—	26,777,651
					$6,511,218	$—	$671,831,771

2. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of March 31, 2014 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
Great-West Conservative Profile II Fund	$399,073,226	$21,446,939	$(6,165,185)	$15,281,754
Great-West Moderately Conservative Profile II Fund	122,032,109	8,020,011	(1,966,774)	6,053,237
Great-West Moderate Profile II Fund	1,018,436,876	126,549,112	(14,273,965)	112,275,147
Great-West Moderately Aggressive Profile II Fund	301,693,796	37,901,299	(4,042,212)	33,859,087
Great-West Aggressive Profile II Fund	581,110,848	104,555,778	(13,834,855)	90,720,923

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
2,547,493	Great-West Bond Index Fund Initial Class(a)	$34,212,822

TOTAL BOND MUTUAL FUNDS — 34.64% (Cost $34,862,676)		$34,212,822

EQUITY MUTUAL FUNDS
954,577	Great-West International Index Fund Initial Class(a)	10,920,366
1,536,347	Great-West S&P 500® Index Fund Initial Class(a)	25,580,181
749,393	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	10,873,684
679,946	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	8,880,093

Shares		Fair Value

Equity Mutual Funds — (continued)
273,321	Northern Emerging Markets Equity Index Fund	$3,050,263

TOTAL EQUITY MUTUAL FUNDS — 60.06% (Cost $51,119,906)		$59,304,587

Account Balance

FIXED INTEREST CONTRACT
4,888,965(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	4,888,965

TOTAL FIXED INTEREST CONTRACT — 4.95% (Cost $4,888,965)		$4,888,965

TOTAL INVESTMENTS — 99.65% (Cost $90,871,547)		$98,406,374

OTHER ASSETS & LIABILITIES, NET — 0.35%		$340,930

TOTAL NET ASSETS — 100.00%		$98,747,304

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2014.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Notes to Schedule of Investments
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West SecureFoundation® Balanced Fund (the Fund) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation and income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts, to individual retirement account custodians or trustees, and to plan sponsors of certain qualified retirement plans.

Shares of the Fund can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the Fund. The redemption or exchange of all shares of the Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Fund or the Fund itself; therefore, the Guarantee does not guarantee the investment performance of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by GWL&A (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of GWL&A.

The Fund classifies valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

March 31, 2014

As of March 31, 2014, the Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. The Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

The following is a reconciliation of change in Level 3 assets during the period ended March 31, 2014:

Beginning Balance, January 1, 2014	$4,491,549
Total realized gain (loss)	–
Total unrealized gain (loss) relating to investments not held at reporting date	–
Total unrealized gain (loss) relating to investments still held at reporting date	–
Total interest received	17,756
Purchases	471,569
Sales	(91,909)
Transfers into Level 3	–
Transfers (out of) Level 3	–
Ending Balance, March 31, 2014	$4,888,965

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model.  The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input).  The Fund considers the credit risk input to be a significant unobservable input.  As of March 31, 2014, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund's Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements
In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal

March 31, 2014

years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

Transactions with Affiliates

The Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Fund. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Fund is exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Fund upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following table is a summary of the transactions for each underlying investment during the period ended March 31, 2014, in which the issuer was an affiliate of the Fund, as defined in the 1940 Act.

Great-West SecureFoundation® Balanced Fund
Affiliate	Shares Held/Account Balance 3/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2014
Great-West Bond Index Fund Initial Class	2,547,493	$31,360,720	$3,191,535	$796,015	$(25,670)	$137,843	$34,212,822
Great-West International Index Fund Initial Class	954,577	10,164,954	974,228	232,115	62,119	—	10,920,366
Great-West Life & Annuity Contract	4,888,965	4,491,549	471,569	91,909	—	17,756	4,888,965
Great-West S&P 500® Index Fund Initial Class	1,536,347	23,714,526	2,078,827	484,545	172,557	—	25,580,181
Great-West S&P Mid Cap 400® Index Fund Initial Class	749,393	10,038,751	901,154	284,236	100,025	—	10,873,684
Great-West S&P Small Cap 600® Index Fund Initial Class	679,946	8,219,208	987,941	323,237	118,646	—	8,880,093
					$427,677	$155,599	$95,356,111

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 31, 2014, the U.S. Federal income tax cost basis was $91,192,277. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $8,178,569 and gross depreciation of investments in which there was an excess of tax cost over value of $964,472 resulting in net appreciation of $7,214,097.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2015 FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
1,774,730	Great-West Bond Index Fund Initial Class(a)	$23,834,627

TOTAL BOND MUTUAL FUNDS — 38.80% (Cost $24,466,363)		$23,834,627

EQUITY MUTUAL FUNDS
736,426	Great-West International Index Fund Initial Class(a)	8,424,716
882,807	Great-West S&P 500® Index Fund Initial Class(a)	14,698,734
433,543	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	6,290,707
285,753	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	3,731,930

Shares		Fair Value

Equity Mutual Funds — (continued)
122,833	Northern Emerging Markets Equity Index Fund	$1,370,822

TOTAL EQUITY MUTUAL FUNDS — 56.20% (Cost $26,997,502)		$34,516,909

Account Balance

FIXED INTEREST CONTRACT
3,142,408(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	3,142,408

TOTAL FIXED INTEREST CONTRACT — 5.12% (Cost $3,142,408)		$3,142,408

TOTAL INVESTMENTS — 100.12% (Cost $54,606,273)		$61,493,944

OTHER ASSETS & LIABILITIES, NET — (0.12)%		$(74,058)

TOTAL NET ASSETS — 100.00%		$61,419,886

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2014.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
421,774	Great-West Bond Index Fund Initial Class(a)	$5,664,421

TOTAL BOND MUTUAL FUNDS — 39.16% (Cost $5,767,614)		$5,664,421

EQUITY MUTUAL FUNDS
175,447	Great-West International Index Fund Initial Class(a)	2,007,108
209,809	Great-West S&P 500® Index Fund Initial Class(a)	3,493,327
103,282	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	1,498,615
68,277	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	891,703

Shares		Fair Value

Equity Mutual Funds — (continued)
29,398	Northern Emerging Markets Equity Index Fund	$328,077

TOTAL EQUITY MUTUAL FUNDS — 56.83% (Cost $7,182,558)		$8,218,830

Account Balance

FIXED INTEREST CONTRACT
747,454(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	747,454

TOTAL FIXED INTEREST CONTRACT — 5.17% (Cost $747,454)		$747,454

TOTAL INVESTMENTS — 101.16% (Cost $13,697,626)		$14,630,705

OTHER ASSETS & LIABILITIES, NET — (1.16)%		$(168,146)

TOTAL NET ASSETS — 100.00%		$14,462,559

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2014.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
1,297,505	Great-West Bond Index Fund Initial Class(a)	$17,425,491

TOTAL BOND MUTUAL FUNDS — 35.60% (Cost $17,825,812)		$17,425,491

EQUITY MUTUAL FUNDS
646,682	Great-West International Index Fund Initial Class(a)	7,398,048
748,567	Great-West S&P 500® Index Fund Initial Class(a)	12,463,637
368,258	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	5,343,422
251,404	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	3,283,335

Shares		Fair Value

Equity Mutual Funds — (continued)
117,079	Northern Emerging Markets Equity Index Fund	$1,306,601

TOTAL EQUITY MUTUAL FUNDS — 60.86% (Cost $23,282,916)		$29,795,043

Account Balance

FIXED INTEREST CONTRACT
2,047,771(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	2,047,771

TOTAL FIXED INTEREST CONTRACT — 4.18% (Cost $2,047,771)		$2,047,771

TOTAL INVESTMENTS — 100.64% (Cost $43,156,499)		$49,268,305

OTHER ASSETS & LIABILITIES, NET — (0.64)%		$(312,922)

TOTAL NET ASSETS — 100.00%		$48,955,383

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2014.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
167,759	Great-West Bond Index Fund Initial Class(a)	$2,252,996

TOTAL BOND MUTUAL FUNDS — 25.48% (Cost $2,297,084)		$2,252,996

EQUITY MUTUAL FUNDS
143,560	Great-West International Index Fund Initial Class(a)	1,642,328
155,738	Great-West S&P 500® Index Fund Initial Class(a)	2,593,034
76,630	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	1,111,895
56,655	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	739,918

Shares		Fair Value

Equity Mutual Funds — (continued)
30,868	Northern Emerging Markets Equity Index Fund	$344,491

TOTAL EQUITY MUTUAL FUNDS — 72.72% (Cost $5,407,136)		$6,431,666

Account Balance

FIXED INTEREST CONTRACT
189,870(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	189,870

TOTAL FIXED INTEREST CONTRACT — 2.15% (Cost $189,870)		$189,870

TOTAL INVESTMENTS — 100.35% (Cost $7,894,090)		$8,874,532

OTHER ASSETS & LIABILITIES, NET — (0.35)%		$(30,580)

TOTAL NET ASSETS — 100.00%		$8,843,952

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2014.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
395,469	Great-West Bond Index Fund Initial Class(a)	$5,311,148

TOTAL BOND MUTUAL FUNDS — 16.39% (Cost $5,423,510)		$5,311,148

EQUITY MUTUAL FUNDS
613,172	Great-West International Index Fund Initial Class(a)	7,014,689
626,851	Great-West S&P 500® Index Fund Initial Class(a)	10,437,063
308,888	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	4,481,965
246,869	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	3,224,106

Shares		Fair Value

Equity Mutual Funds — (continued)
153,163	Northern Emerging Markets Equity Index Fund	$1,709,300

TOTAL EQUITY MUTUAL FUNDS — 82.92% (Cost $21,559,601)		$26,867,123

Account Balance

FIXED INTEREST CONTRACT
279,728(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	279,728

TOTAL FIXED INTEREST CONTRACT — 0.86% (Cost $279,728)		$279,728

TOTAL INVESTMENTS — 100.17% (Cost $27,262,839)		$32,457,999

OTHER ASSETS & LIABILITIES, NET — (0.17)%		$(56,362)

TOTAL NET ASSETS — 100.00%		$32,401,637

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2014.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
44,438	Great-West Bond Index Fund Initial Class(a)	$596,805

TOTAL BOND MUTUAL FUNDS — 10.79% (Cost $609,846)		$596,805

EQUITY MUTUAL FUNDS
114,321	Great-West International Index Fund Initial Class(a)	1,307,834
110,489	Great-West S&P 500® Index Fund Initial Class(a)	1,839,647
54,455	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	790,148
46,780	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	610,944

Shares		Fair Value

Equity Mutual Funds — (continued)
32,707	Northern Emerging Markets Equity Index Fund	$365,010

TOTAL EQUITY MUTUAL FUNDS — 88.82% (Cost $4,205,996)		$4,913,583

Account Balance

FIXED INTEREST CONTRACT
13,666(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	13,666

TOTAL FIXED INTEREST CONTRACT — 0.25% (Cost $13,666)		$13,666

TOTAL INVESTMENTS — 99.86% (Cost $4,829,508)		$5,524,054

OTHER ASSETS & LIABILITIES, NET — 0.14%		$7,589

TOTAL NET ASSETS — 100.00%		$5,531,643

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2014.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
103,650	Great-West Bond Index Fund Initial Class(a)	$1,392,022

TOTAL BOND MUTUAL FUNDS — 8.89% (Cost $1,423,287)		$1,392,022

EQUITY MUTUAL FUNDS
338,147	Great-West International Index Fund Initial Class(a)	3,868,406
308,523	Great-West S&P 500® Index Fund Initial Class(a)	5,136,904
152,021	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	2,205,825

Shares		Fair Value

Equity Mutual Funds — (continued)
140,136	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$1,830,176
110,252	Northern Emerging Markets Equity Index Fund	1,230,414

TOTAL EQUITY MUTUAL FUNDS — 91.15% (Cost $11,540,692)		$14,271,725

TOTAL INVESTMENTS — 100.04% (Cost $12,963,979)		$15,663,747

OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(6,746)

TOTAL NET ASSETS — 100.00%		$15,657,001

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
10,153	Great-West Bond Index Fund Initial Class(a)	$136,353

TOTAL BOND MUTUAL FUNDS — 8.23% (Cost $138,831)		$136,353

EQUITY MUTUAL FUNDS
36,738	Great-West International Index Fund Initial Class(a)	420,286
31,638	Great-West S&P 500® Index Fund Initial Class(a)	526,775
15,589	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	226,200

Shares		Fair Value

Equity Mutual Funds — (continued)
15,353	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$200,514
13,548	Northern Emerging Markets Equity Index Fund	151,188

TOTAL EQUITY MUTUAL FUNDS — 92.05% (Cost $1,347,156)		$1,524,963

TOTAL INVESTMENTS — 100.28% (Cost $1,485,987)		$1,661,316

OTHER ASSETS & LIABILITIES, NET — (0.28)%		$(4,581)

TOTAL NET ASSETS — 100.00%		$1,656,735

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
13,069	Great-West Bond Index Fund Initial Class(a)	$175,520

TOTAL BOND MUTUAL FUNDS — 7.93% (Cost $179,428)		$175,520

EQUITY MUTUAL FUNDS
49,918	Great-West International Index Fund Initial Class(a)	571,058
40,663	Great-West S&P 500® Index Fund Initial Class(a)	677,037
20,038	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	290,749

Shares		Fair Value

Equity Mutual Funds — (continued)
21,024	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$274,570
20,610	Northern Emerging Markets Equity Index Fund	230,014

TOTAL EQUITY MUTUAL FUNDS — 92.26% (Cost $1,704,724)		$2,043,428

TOTAL INVESTMENTS — 100.19% (Cost $1,884,152)		$2,218,948

OTHER ASSETS & LIABILITIES, NET — (0.19)%		$(4,108)

TOTAL NET ASSETS — 100.00%		$2,214,840

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

Notes to Schedule of Investments
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West SecureFoundation® Lifetime 2015 Fund, the Great-West SecureFoundation® Lifetime 2020 Fund, the Great-West SecureFoundation® Lifetime 2025 Fund, the Great-West SecureFoundation® Lifetime 2030 Fund, the Great-West SecureFoundation® Lifetime 2035 Fund, the Great-West SecureFoundation® Lifetime 2040 Fund, the Great-West SecureFoundation® Lifetime 2045 Fund, the Great-West SecureFoundation® Lifetime 2050 Fund, and the Great-West SecureFoundation® Lifetime 2055 Fund (each a Fund, collectively, the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek long-term capital appreciation and income consistent with its current asset allocation. Over time until the date noted in the name of the Fund (Guarantee Trigger Date), the asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering potential for growth. Once a Fund reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts, to individual retirement account custodians or trustees, and to plan sponsors of certain qualified retirement plans.

Shares of the Funds can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the applicable Fund. The redemption or exchange of all shares of a Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Funds or the Funds themselves; therefore, the Guarantee does not guarantee the investment performance of the Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by GWL&A (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of GWL&A.

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

March 31, 2014

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2014, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

The following is a reconciliation of change in Level 3 assets during the period ended March 31, 2014:

	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund
Beginning Balance, January 1, 2014	$3,099,376	$700,248	$2,041,237
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	11,740	2,720	7,651
Purchases	153,269	65,768	90,766
Sales	(121,977)	(21,282)	(91,883)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–
Ending Balance, March 31, 2014	$3,142,408	$747,454	$2,047,771

	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation®Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund
Beginning Balance, January 1, 2014	$175,828	$261,275	$12,788
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	700	1,023	50
Purchases	14,530	26,410	1,144
Sales	(1,188)	(8,980)	(316)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–
Ending Balance, March 31, 2014	$189,870	$279,728	$13,666

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model.  The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input).  The Funds consider the credit risk input to be a significant unobservable input.  As of March 31, 2014, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Distributions to Shareholders

Distributions from net investment income of the Funds, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

March 31, 2014

Federal Taxes

Each Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Funds intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

Each Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Funds U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013 for the Great-West SecureFoundation® 2015, 2025, 2035, 2045, and 2055 Funds and 2011 through 2013 for the Great-West SecureFoundation® 2020, 2030, 2040, and 2050 Funds. The statute of limitations on each Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements
In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

Transactions with Affiliates

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended March 31, 2014, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

March 31, 2014

Great-West SecureFoundation® Lifetime 2015 Fund
Affiliate	Shares Held/Account Balance 3/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2014
Great-West Bond Index Fund Initial Class	1,774,730	$23,412,856	$1,255,871	$1,162,149	$(11,725)	$96,853	$23,834,627
Great-West International Index Fund Initial Class	736,426	8,307,338	548,166	372,960	109,975	—	8,424,716
Great-West Life & Annuity Contract	3,142,408	3,099,376	153,269	121,977	—	11,740	3,142,408
Great-West S&P 500® Index Fund Initial Class	882,807	14,596,780	683,864	593,598	232,438	—	14,698,734
Great-West S&P Mid Cap 400® Index Fund Initial Class	433,543	6,262,026	273,561	304,426	122,259	—	6,290,707
Great-West S&P Small Cap 600® Index Fund Initial Class	285,753	3,730,614	206,354	157,269	89,203	—	3,731,930
					$542,150	$108,593	$60,123,122

Great-West SecureFoundation® Lifetime 2020 Fund
Affiliate	Shares Held/Account Balance 3/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2014
Great-West Bond Index Fund Initial Class	421,774	$5,291,482	$492,953	$199,355	$(7,213)	$22,752	$5,664,421
Great-West International Index Fund Initial Class	175,447	1,882,480	185,580	56,095	17,658	—	2,007,108
Great-West Life & Annuity Contract	747,454	700,248	65,768	21,282	—	2,720	747,454
Great-West S&P 500® Index Fund Initial Class	209,809	3,289,965	236,502	67,346	23,023	—	3,493,327
Great-West S&P Mid Cap 400® Index Fund Initial Class	103,282	1,414,694	100,563	42,694	16,296	—	1,498,615
Great-West S&P Small Cap 600® Index Fund Initial Class	68,277	848,083	72,296	28,134	10,640	—	891,703
					$60,404	$25,472	$14,302,628

Great-West SecureFoundation® Lifetime 2025 Fund
Affiliate	Shares Held/Account Balance 3/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2014
Great-West Bond Index Fund Initial Class	1,297,505	$17,292,454	$804,622	$938,505	$(34,532)	$70,627	$17,425,491
Great-West International Index Fund Initial Class	646,682	7,194,168	475,326	281,128	37,467	—	7,398,048
Great-West Life & Annuity Contract	2,047,771	2,041,237	90,766	91,883	—	7,651	2,047,771
Great-West S&P 500® Index Fund Initial Class	748,567	12,411,860	345,797	368,267	128,067	—	12,463,637
Great-West S&P Mid Cap 400® Index Fund Initial Class	368,258	5,311,332	209,605	239,536	92,280	—	5,343,422
Great-West S&P Small Cap 600® Index Fund Initial Class	251,404	3,276,709	198,274	168,782	60,479	—	3,283,335
					$283,761	$78,278	$47,961,704

March 31, 2014

Great-West SecureFoundation® Lifetime 2030 Fund
Affiliate	Shares Held/Account Balance 3/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2014
Great-West Bond Index Fund Initial Class	167,759	$2,079,810	$163,195	$19,280	$(593)	$9,129	$2,252,996
Great-West International Index Fund Initial Class	143,560	1,497,580	144,322	8,300	2,005	—	1,642,328
Great-West Life & Annuity Contract	189,870	175,828	14,530	1,188	—	700	189,870
Great-West S&P 500® Index Fund Initial Class	155,738	2,397,743	168,206	11,628	4,619	—	2,593,034
Great-West S&P Mid Cap 400® Index Fund Initial Class	76,630	1,028,078	68,669	12,357	4,138	—	1,111,895
Great-West S&P Small Cap 600® Index Fund Initial Class	56,655	687,723	65,809	16,742	5,651	—	739,918
					$15,820	$9,829	$8,530,041

Great-West SecureFoundation® Lifetime 2035 Fund
Affiliate	Shares Held/Account Balance 3/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2014
Great-West Bond Index Fund Initial Class	395,469	$4,946,318	$500,438	$209,555	$(6,226)	$21,401	$5,311,148
Great-West International Index Fund Initial Class	613,172	6,534,590	674,389	218,639	19,352	—	7,014,689
Great-West Life & Annuity Contract	279,728	261,275	26,410	8,980	—	1,023	279,728
Great-West S&P 500® Index Fund Initial Class	626,851	9,858,828	733,556	238,475	89,474	—	10,437,063
Great-West S&P Mid Cap 400® Index Fund Initial Class	308,888	4,225,254	324,296	151,671	42,520	—	4,481,965
Great-West S&P Small Cap 600® Index Fund Initial Class	246,869	3,047,375	302,584	122,720	39,371	—	3,224,106
					$184,491	$22,424	$30,748,699

Great-West SecureFoundation® Lifetime 2040 Fund
Affiliate	Shares Held/Account Balance 3/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2014
Great-West Bond Index Fund Initial Class	44,438	$557,721	$44,201	$13,134	$(485)	$2,400	$596,805
Great-West International Index Fund Initial Class	114,321	1,228,834	109,379	29,870	9,058	—	1,307,834
Great-West Life & Annuity Contract	13,666	12,788	1,144	316	—	50	13,666
Great-West S&P 500® Index Fund Initial Class	110,489	1,728,702	121,796	28,454	12,481	—	1,839,647
Great-West S&P Mid Cap 400® Index Fund Initial Class	54,455	742,775	47,221	14,969	7,112	—	790,148
Great-West S&P Small Cap 600® Index Fund Initial Class	46,780	578,545	46,871	15,744	5,793	—	610,944
					$33,959	$2,450	$5,159,044

March 31, 2014

Great-West SecureFoundation® Lifetime 2045 Fund
Affiliate	Shares Held 3/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 3/31/2014
Great-West Bond Index Fund Initial Class	103,650	$1,262,566	$146,955	$35,365	$(910)	$5,567	$1,392,022
Great-West International Index Fund Initial Class	338,147	3,457,657	430,260	44,386	4,410	—	3,868,406
Great-West S&P 500® Index Fund Initial Class	308,523	4,643,277	461,016	41,024	15934	0	5,136,904
Great-West S&P Mid Cap 400® Index Fund Initial Class	152,021	1,989,439	204,682	40,325	11,628	—	2,205,825
Great-West S&P Small Cap 600® Index Fund Initial Class	140,136	1,654,445	212,924	43,949	16,952	—	1,830,176
					$48,014	$5567	$14,433,333

Great-West SecureFoundation® Lifetime 2050 Fund
Affiliate	Shares Held 3/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 3/31/2014
Great-West Bond Index Fund Initial Class	10,153	$118,664	$16,670	$632	$(27)	$549	$136,353
Great-West International Index Fund Initial Class	36,738	360,195	60,208	2,381	548	—	420,286
Great-West S&P 500® Index Fund Initial Class	31,638	457,413	66,050	4,078	1434	0	526,775
Great-West S&P Mid Cap 400® Index Fund Initial Class	15,589	196,022	27,895	3,020	1,029	—	226,200
Great-West S&P Small Cap 600® Index Fund Initial Class	15,353	174,785	29,912	4,898	1,811	—	200,514
					$4,795	$549	$1,510,128

Great-West SecureFoundation® Lifetime 2055 Fund
Affiliate	Shares Held 3/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 3/31/2014
Great-West Bond Index Fund Initial Class	13,069	$173,789	$16,076	$17,234	$(523)	$707	$175,520
Great-West International Index Fund Initial Class	49,918	564,456	57,733	42,850	11,548	—	571,058
Great-West S&P 500® Index Fund Initial Class	40,663	676,646	51,215	42,286	18908	0	677,037
Great-West S&P Mid Cap 400® Index Fund Initial Class	20,038	290,261	20,164	19,614	8,076	—	290,749
Great-West S&P Small Cap 600® Index Fund Initial Class	21,024	275,254	25,666	22,136	6,577	—	274,570
					$44,586	$707	$1,988,934

March 31, 2014

2. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of March 31, 2014 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
Great-West SecureFoundation® Lifetime 2015 Fund	$55,322,263	$7,008,320	$(836,639)	$6,171,681
Great-West SecureFoundation® Lifetime 2020 Fund	13,707,032	1,057,075	(133,402)	923,673
Great-West SecureFoundation® Lifetime 2025 Fund	43,675,068	6,177,749	(584,512)	5,593,237
Great-West SecureFoundation® Lifetime 2030 Fund	7,898,654	1,036,537	(60,659)	975,878
Great-West SecureFoundation® Lifetime 2035 Fund	27,599,457	5,108,487	(249,945)	4,858,542
Great-West SecureFoundation® Lifetime 2040 Fund	4,833,004	715,859	(24,809)	691,050
Great-West SecureFoundation® Lifetime 2045 Fund	13,094,924	2,669,099	(100,276)	2,568,823
Great-West SecureFoundation® Lifetime 2050 Fund	1,488,148	180,036	(6,868)	173,168
Great-West SecureFoundation® Lifetime 2055 Fund	1,897,541	336,310	(14,903)	321,407

March 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND
Schedule of Investments
As of March 31, 2014 (Unaudited)

Shares		Fair Value

BOND EXCHANGE TRADED FUNDS
125,634	Vanguard Total Bond Market ETF	$10,200,224

TOTAL BOND EXCHANGE TRADED FUNDS — 37.04% (Cost $10,317,500)		$10,200,224

EQUITY EXCHANGE TRADED FUNDS
78,098	Vanguard MSCI EAFE ETF	3,223,105
20,482	Vanguard MSCI Emerging Markets ETF(a)	831,160
25,691	Vanguard Russell 2000 ETF(a)	2,391,318
42,332	Vanguard S&P 500 ETF	7,253,588
32,036	Vanguard S&P Mid-Cap 400 ETF(a)	2,968,776

TOTAL EQUITY EXCHANGE TRADED FUNDS — 60.52% (Cost $14,608,254)		$16,667,947

MONEY MARKET MUTUAL FUNDS
843,775	Federated Government Obligations Fund Institutional Class	843,775

TOTAL MONEY MARKET MUTUAL FUNDS — 3.06% (Cost $843,775)		$843,775

Principal Amount

SHORT TERM INVESTMENTS
Repurchase Agreements — 5.30%
$72,912	Undivided interest of 0.48% in a repurchase agreement (principal amount/value $15,158,735 with a maturity value of $15,158,756) with Credit Suisse Securities (USA) LLC, 0.05%, dated 3/31/14 to be repurchased at $72,912 on 4/1/14 collateralized by U.S. Treasury securities, 0.00%, 8/15/23 - 5/15/43, with a value of $15,461,929. (b)	$72,912

346,349	Undivided interest of 0.48% in a repurchase agreement (principal amount/value $72,009,976 with a maturity value of $72,010,156) with Citigroup Global Markets Inc, 0.09%, dated 3/31/14 to be repurchased at $346,349 on 4/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 4/3/14 - 2/15/41, with a value of $73,450,177. (b)	346,349

Principal Amount		Fair Value

Repurchase Agreements (continued)
$346,350	Undivided interest of 0.49% in a repurchase agreement (principal amount/value $71,082,880 with a maturity value of $71,082,998) with HSBC Securities (USA) Inc, 0.06%, dated 3/31/14 to be repurchased at $346,350 on 4/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/14 - 11/15/30, with a value of $72,504,705. (b)	$346,350

346,350	Undivided interest of 0.99% in a repurchase agreement (principal amount/value $35,009,177 with a maturity value of $35,009,255) with Merrill Lynch, Pierce, Fenner & Smith, 0.08%, dated 3/31/14 to be repurchased at $346,350 on 4/1/14 collateralized by various U.S. Government Agency securities, 1.33% - 5.00%, 11/1/19 - 12/1/44, with a value of $35,709,361. (b)	346,350

346,350	Undivided interest of 1.01% in a repurchase agreement (principal amount/value $34,348,993 with a maturity value of $34,349,060) with TD Securities (USA) Inc, 0.07%, dated 3/31/14 to be repurchased at $346,350 on 4/1/14 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 12/1/20 - 12/1/43, with a value of $35,035,973. (b)	346,350

TOTAL SHORT TERM INVESTMENTS — 5.30% (Cost $1,458,311)		$1,458,311

TOTAL INVESTMENTS — 105.92% (Cost $27,227,840)		$29,170,257

OTHER ASSETS & LIABILITIES, NET — (5.92)%		$(1,630,769)

TOTAL NET ASSETS — 100.00%		$27,539,488

(a)	All or a portion of the security is on loan at March 31, 2014.
(b)	Collateral received for securities on loan.

See Notes to Schedule of Investments.

March 31, 2014

GREAT-WEST FUNDS, INC.

Notes to Schedule of Investments
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West SecureFoundation® Balanced ETF Fund (the Fund) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation and income. The Fund is non-diversified as defined in the 1940 Act. The Fund shares are available through certain broker-dealers, custodians or trustees of Individual Retirement Accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available. The minimum initial investment in the Fund is $10,000.

Shares of the Fund can only be purchased in conjunction with the purchase and acceptance of the Great-West SecureFoundation® Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the Fund. The redemption or exchange of all shares of the Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Fund or the Fund itself; therefore, the Guarantee does not guarantee the investment performance of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its Exchange Traded Funds (ETFs) based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

March 31, 2014

Class	Inputs

Exchange Traded Funds	Exchange traded close price.

Mutual Funds	Net asset value of underlying mutual fund.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2014, the Fund’s investments in the underlying ETFs and mutual funds are valued using Level 1 inputs. The Fund’s investments in short term securities are valued using Level 2 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid annually. Income distributions are paid or reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and paid or reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if

March 31, 2014

any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal and Colorado tax returns remain open for the fiscal years ended 2012 and 2013.

Application of Recent Accounting Pronouncements
In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 31, 2014, the U.S. Federal income tax cost basis was $27,232,716. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $2,117,466 and gross depreciation of investments in which there was an excess of tax cost over value of $179,925 resulting in net appreciation of $1,937,541.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2014 the Fund had securities on loan valued at $1,421,103 and received collateral of $1,458,311 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

March 31, 2014

Item 2. Controls and Procedures
(a) The principal executive officer and principal financial officer of the registrant have concluded that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms.

(b) There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits
Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President & Chief Executive Officer

Date:	May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President & Chief Executive Officer

Date:	May 28, 2014

By:	/s/ Mary C. Maiers
Mary C. Maiers
Chief Financial Officer & Treasurer

Date:	May 28, 2014